UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-08004

Aston Funds

(Exact name of registrant as specified in charter)

120 North LaSalle Street, 25th Floor

Chicago, IL 60602

(Address of principal executive offices) (Zip code)

Kenneth C. Anderson, President

Aston Funds

120 North LaSalle Street, 25th Floor

Chicago, IL 60602

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (312) 268-1400

Date of fiscal year end:   October 31

Date of reporting period:   April 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Semi Annual Report 2013

April 30, 2013

Class N, I & R Shares

Equity

Fixed Income

Alternative

International

Sector

Balanced

This Privacy Statement is not part of the Semi Annual Report

PRIVACY STATEMENT

At Aston Funds, we appreciate the privacy concerns and expectations of our customers and we have established the following policies to maintain the privacy of information you share with us.

INFORMATION WE COLLECT

We collect and retain nonpublic personal information about you that may include:

•	Information we receive on your account applications or other forms such as your name, address, financial information and/or social security number;

•	Information we receive about your mutual fund transactions, such as purchases, sales, exchanges and account balances; and

•	Information we collect through the use of Internet “cookies” when you access our website. Cookies are software files we use to track which of our sites you visit.

INFORMATION WE MAY SHARE

We do not sell any of your nonpublic personal information to third parties. We may share the information we collect with affiliates or with non-affiliated third parties only when those parties are acting on our behalf in servicing your account, or as required by law. These third parties may include:

•	Administrative service providers who, for example, process transactions for your account, print checks or prepare account statements;

•	Companies that provide services for us to help market our products to you; and

•	Governmental or other legal agencies, as required by law

When information is shared with third parties, they are legally obligated to maintain the confidentiality of the information and to limit their use of it to servicing your account, except as permitted or required by law.

CONFIDENTIALITY AND SECURITY

We restrict access to your nonpublic personal information to authorized employees who need to access such information in order to provide services or products to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

As previously mentioned, we may collect information through the use of Internet “cookies” on our Web site. In addition, in order to provide you with access to your account via the web, it is necessary for us to collect certain nonpublic personal information such as your name, social security number and account information. Special measures such as data encryption and authentication apply to all nonpublic personal information and communications on our Web site.

APPLICABILITY

Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, the Funds consider you to be their customer. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should also consult that financial institution’s privacy policies.

Aston Funds values your business. We understand the importance of maintaining the integrity of your personal information and are committed to keeping your trust. Please contact us at 800-992-8151 if you have any questions concerning our policy, or visit us at www.astonfunds.com for additional copies of this policy.

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Aston Funds

Large Cap

ASTON/Montag & Caldwell Growth Fund

ASTON/TAMRO Diversified Equity Fund

ASTON/Herndon Large Cap Value Fund

ASTON/Cornerstone Large Cap Value Fund

Equity Income

ASTON/River Road Dividend All Cap Value Fund

ASTON/River Road Dividend All Cap Value Fund II

Mid Cap

ASTON/Fairpointe Mid Cap Fund

ASTON/Montag  & Caldwell Mid Cap Growth Fund

Small Cap

ASTON/LMCG Small Cap Growth Fund

(formerly, ASTON Small Cap Growth Fund)

ASTON/Silvercrest Small Cap Fund

ASTON/TAMRO Small Cap Fund

ASTON/River Road Select Value Fund

ASTON/River Road Small Cap Value Fund

ASTON/River Road Independent Value Fund

Fixed Income

ASTON/DoubleLine Core Plus Fixed Income Fund ASTON/TCH Fixed Income Fund

Alternative

ASTON/Lake Partners LASSO Alternatives Fund

ASTON/Anchor Capital Enhanced Equity Fund

ASTON/River Road Long-Short Fund

International

ASTON/Barings International Fund

ASTON/LMCG Emerging Markets Fund

Sector

ASTON/Harrison Street Real Estate Fund

Balanced

ASTON/Montag & Caldwell Balanced Fund

This report is submitted for general information to the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus which includes details regarding the funds’ objectives, policies, expenses and other information.

Aston Funds are distributed by Foreside Funds Distributors LLC, 400 Berwyn Park, 899 Cassatt Road, Berwyn, PA 19312

Shareholder Services 800-992-8151   •  www.astonfunds.com

NOT FDIC INSURED   •   NO BANK GUARANTEE   •  MAY LOSE VALUE

1

Aston Funds

As of April 30, 2013

Performance Summary (unaudited)

			Average Annual Total Returns
	Class	Six Month Total Return (a)	One Year	Five Year	Ten Year	Since Inception	Total Expense Ratio (b)	Net Expense Ratio (b)	Inception Date
Equity
ASTON/Montag & Caldwell Growth Fund	N	14.36%	14.50%	5.39%	7.16%	9.01%	1.06%	1.06%	11/02/94
	I	14.52	14.75	5.66	7.44	7.35	0.81	0.81	06/28/96
	R	14.22	14.18	5.14	6.91	7.08	1.31	1.31	12/31/02

ASTON/TAMRO Diversified Equity Fund (c)	N	12.19	12.86	6.08	8.29	5.75	1.68	1.20	11/30/00
	I	12.38	13.22	NA	NA	12.47	1.43	0.95	03/02/12

ASTON/Herndon Large Cap Value Fund (c)	N	12.66	11.33	NA	NA	11.77	1.42	1.31	03/31/10
	I	12.83	11.60	NA	NA	10.14	1.17	1.06	03/02/11

ASTON/Cornerstone Large Cap Value Fund (c)	N	14.01	15.37	4.13	8.57	7.65	1.59	1.31	01/04/93
	I	14.09	15.66	4.41	NA	5.88	1.34	1.06	09/20/05

ASTON/River Road Dividend All Cap Value Fund	N	16.80	21.19	6.72	NA	7.87	1.13	1.13	06/28/05
	I	17.02	21.58	7.00	NA	4.79	0.88	0.88	06/28/07

ASTON/River Road Dividend All Cap Value Fund II (c)	N	15.92	NA	NA	NA	NA	5.00	1.31	06/27/12
	I	16.06	NA	NA	NA	NA	4.75	1.06	06/27/12

ASTON/Fairpointe Mid Cap Fund	N	20.79	23.27	8.34	12.58	12.51	1.11	1.11	09/19/94
	I	20.96	23.60	8.62	NA	9.39	0.86	0.86	07/06/04

ASTON/Montag & Caldwell Mid Cap Growth Fund (c)	N	10.37	5.87	4.10	NA	2.51	2.51	1.26	11/02/07

ASTON/LMCG Small Cap Growth Fund (c)	N	18.19	21.38	NA	NA	12.80	2.87	1.36	11/03/10
	I	18.40	21.69	NA	NA	4.81	2.62	1.11	06/01/11

ASTON/Silvercrest Small Cap Fund (c)	N	15.30	14.15	NA	NA	18.40	5.11	1.41	12/27/11
	I	15.44	14.50	NA	NA	18.74	4.86	1.16	12/27/11

ASTON/TAMRO Small Cap Fund	N	14.34	14.34	9.50	11.86	10.94	1.28	1.28	11/30/00
	I	14.53	14.64	9.78	NA	8.53	1.03	1.03	01/04/05

ASTON/River Road Select Value Fund	N	17.88	21.01	6.63	NA	4.22	1.44	1.44	03/29/07
	I	18.02	21.27	6.91	NA	3.79	1.19	1.19	06/28/07

ASTON/River Road Small Cap Value Fund	N	17.12	19.40	5.37	NA	6.88	1.46	1.46	06/28/05
	I	17.29	19.76	5.64	NA	3.16	1.21	1.21	12/13/06

ASTON/River Road Independent Value Fund (c)	N	2.10	7.17	NA	NA	7.31	1.46	1.44	12/31/10
	I	2.18	7.34	NA	NA	4.31	1.21	1.19	06/01/11

Fixed Income
ASTON/DoubleLine Core Plus Fixed Income Fund (c)	N	2.12	6.87	NA	NA	9.99	1.36	0.95	07/18/11
	I	2.24	7.13	NA	NA	10.25	1.11	0.70	07/18/11

ASTON/TCH Fixed Income Fund (c)	N	2.50	8.43	7.81	5.91	6.18	1.11	0.95	12/13/93
	I	2.58	8.49	7.99	6.13	6.63	0.86	0.70	07/31/00

2

Aston Funds

As of April 30, 2013

Performance Summary (unaudited) – continued

			Average Annual Total Returns
	Class	Six Month Total Return (a)	One Year	Five Year	Ten Year	Since Inception		Total Expense Ratio (b)	Net Expense Ratio (b)	Inception Date
Alternative
ASTON/Lake Partners LASSO Alternatives Fund	N	7.09%	7.70%	NA	NA	5.57%		3.31%	3.31%	03/03/10
	I	7.26	7.96	NA	NA	8.40		3.06	3.06	04/01/09

ASTON/Anchor Capital Enhanced Equity Fund	N	7.18	5.65	3.48%	NA	4.42		1.22	1.22	01/15/08
	I	7.32	5.91	NA	NA	7.58		0.97	0.97	03/03/10

ASTON/River Road Long-Short Fund (c)	N	9.78	13.05	NA	NA	8.56		5.08	3.16	05/04/11
	I	NA	NA	NA	NA	1.72	(d)	4.83	2.91	03/04/13

International
ASTON/Barings International Fund (c)	N	8.27	7.34	NA	NA	6.17		1.60	1.40	03/03/10
	I	8.21	7.59	-2.60	NA	-4.15		1.35	1.15	11/02/07

ASTON/LMCG Emerging Markets Fund (c)	N	NA	NA	NA	NA	-0.20	(d)	5.99	1.72	03/28/13
	I	NA	NA	NA	NA	-0.20	(d)	5.74	1.47	03/28/13

Sector
ASTON/Harrison Street Real Estate Fund (c)	N	17.82	20.35	6.85	12.11%	9.52		2.36	1.37	12/30/97
	I	17.96	20.62	7.11	NA	7.08		2.11	1.12	09/20/05

Balanced
ASTON/Montag & Caldwell Balanced Fund (c)	N	8.71	9.51	5.24	5.89	7.73		1.56	1.36	11/02/94
	I	8.77	9.63	5.39	6.09	3.96		1.31	1.11	12/31/98

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, upon redemption may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit our website at www.astonfunds.com.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

(a)	Not annualized.
(b)	The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
(c)

Certain expenses were subsidized. If these subsidies were not in effect, the returns would have been lower. The Adviser is contractually obligated to waive management fees and/or reimburse expenses through February 28, 2014 and through March 31, 2014 for LMCG Emerging Markets Fund.

(d)	Returns are cumulative since inception and are not annualized.

The stocks of small- and mid-cap companies may be subject to a higher degree of market risk because they tend to be more volatile and less liquid. Bond and balanced funds have the same interest rate, high yield, and credit risks associated with the underlying bonds in the portfolio, all of which could reduce a fund’s value. Exchange-traded funds (ETFs) are securities of other investment companies. An ETF seeks to track the performance of an index by holding all or a sampling of the securities of that index. ETFs invest in many different areas of the market, each of which may involve its own element of risk. By selling covered call options, a fund limits its opportunity to profit from an increase in the price of the underlying stock above the exercise price, but continues to bear the risk of a decline in the stock. Sector funds may be subject to a higher degree of market risk because of concentration in a specific industry sector. International investing may include the risk of social and political instability, market illiquidity and currency volatility. Emerging markets securities tend to be more volatile and less liquid than securities traded in developed countries. Hedged mutual funds may use derivative instruments, short selling, leveraging and investing in commodities, commodity-linked instruments and non-U.S. companies that involve significant risks. Real estate funds are non-diversified and may be more susceptible to risk than funds that invest more broadly and may be subject to a higher degree of market risk because of changes in property values of the underlying property and defaults by borrowers.

3

Aston Funds

ASTON/Montag & Caldwell Growth Fund	April 30, 2013

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 97.21%

	Consumer Discretionary – 12.98%
1,672,230	Bed Bath & Beyond *	$115,049,424
2,784,442	Johnson Controls	97,483,314
724,000	McDonald’s	73,949,360
2,003,200	NIKE, Class B	127,403,520
1,881,000	Starbucks	114,440,040
2,264,900	TJX	110,459,173

		638,784,831

	Consumer Staples – 25.29%
5,400,000	Coca-Cola	228,582,000
1,209,500	Colgate-Palmolive	144,426,395
1,102,000	Costco Wholesale	119,489,860
537,400	Estee Lauder, Class A	37,268,690
5,709,000	Mondelez International, Class A	179,548,050
1,497,400	PepsiCo	123,490,578
1,831,200	Philip Morris International	175,044,408
1,700,000	Procter & Gamble	130,509,000
2,508,400	Unilever (Netherlands)	106,556,832

		1,244,915,813

	Energy – 5.54%
2,106,000	Cameron International *	129,624,300
1,600,300	Occidental Petroleum	142,842,778

		272,467,078

	Financials – 5.51%
1,442,600	American Express	98,688,266
4,540,000	Wells Fargo	172,429,200

		271,117,466

	Healthcare – 18.87%
4,850,000	Abbott Laboratories	179,062,000
1,365,500	Allergan	155,052,525

Shares		Market Value

	Healthcare (continued)
2,300,000	AmerisourceBergen	$124,476,000
787,380	Biogen Idec *	172,381,104
3,400,000	Sanofi, ADR (France)	181,390,000
1,775,000	Stryker	116,404,500

		928,766,129

	Industrials – 5.79%
5,638,600	General Electric	125,684,394
1,853,700	United Parcel Service, Class B	159,121,608

		284,806,002

	Information Technology – 19.41%
1,522,200	Accenture, Class A (Ireland)	123,967,968
2,215,200	eBay *	116,054,328
3,215,700	EMC *	72,128,151
198,000	Google, Class A *	163,264,860
5,049,000	Juniper Networks *	83,560,950
2,888,500	Oracle	94,685,030
2,631,200	Qualcomm	162,134,544
830,000	Visa, Class A	139,821,800

		955,617,631

	Materials – 3.82%
1,760,000	Monsanto	188,003,200

	Total Common Stocks (Cost $3,854,701,176)	4,784,478,150

INVESTMENT COMPANY – 3.22%

158,634,750	BlackRock Liquidity Funds TempCash Portfolio	158,634,750

	Total Investment Company (Cost $158,634,750)	158,634,750

Total Investments – 100.43% (Cost $4,013,335,926)**		4,943,112,900

Net Other Assets and Liabilities – (0.43)%		(21,080,201)

Net Assets – 100.00%		$4,922,032,699

*	Non-income producing security.
**	At April 30, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$945,863,949
Gross unrealized depreciation	(16,086,975)

Net unrealized appreciation	$929,776,974

ADR	American Depositary Receipt

See accompanying Notes to Financial Statements.

4

Aston Funds

ASTON/TAMRO Diversified Equity Fund	April 30, 2013

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 98.11%

	Consumer Discretionary – 18.69%
2,510	Amazon.com *	$637,063
7,702	Bed Bath & Beyond *	529,898
12,618	CarMax *	580,933
8,953	Coach	526,974
10,239	GNC Holdings, Class A	464,134
7,377	Home Depot	541,103
12,016	Macy’s	535,914
6,820	Tempur-Pedic International *	330,770
18,240	Toll Brothers *	625,814

		4,772,603

	Consumer Staples – 10.25%
9,974	Kraft Foods Group	513,561
5,309	McCormick & Co (Non-Voting Shares)	381,929
12,618	Mondelez International, Class A	396,836
14,326	Safeway	322,622
9,088	United Natural Foods *	453,855
11,071	Walgreen	548,125

		2,616,928

	Energy – 8.96%
4,582	Exxon Mobil	407,752
9,904	Kinder Morgan	387,246
3,024	Occidental Petroleum	269,922
6,943	Phillips 66	423,176
7,376	Range Resources	542,284
12,014	Ultra Petroleum (Canada) *	257,100

		2,287,480

	Financials – 20.03%
7,962	American Express	544,680
17,777	American International Group *	736,323
5,543	American Tower, REIT	465,557
8,297	Bank of the Ozarks	339,596
5,285	Berkshire Hathaway, Class B *	561,901

Shares		Market Value

	Financials (continued)
2,829	Franklin Resources	$437,533
9,400	JPMorgan Chase	460,694
2,225	Portfolio Recovery Associates *	273,119
12,225	Raymond James Financial	506,360
15,194	Redwood Trust, REIT	346,727
6,090	T. Rowe Price Group	441,525

		5,114,015

	Healthcare – 13.43%
9,614	Advisory Board *	472,528
4,221	Allergan	479,295
5,150	Athenahealth *	495,739
4,056	DaVita *	481,244
8,384	Express Scripts *	497,758
13,762	HMS Holdings *	346,940
7,674	Johnson & Johnson	654,055

		3,427,559

	Industrials – 13.12%
5,837	Boeing	533,560
7,122	C.H. Robinson Worldwide	422,976
8,689	Chicago Bridge & Iron (Netherlands)	467,381
9,444	Cintas	423,752
12,527	Colfax *	584,635
8,395	Danaher	511,591
23,962	US Airways Group *	404,958

		3,348,853

	Information Technology – 10.26%
2,234	Apple	989,103
364	Google, Class A *	300,143
10,157	Microchip Technology	369,918
8,263	QUALCOMM	509,166
6,507	Seagate Technology (Ireland)	238,807
8,556	Yahoo! *	211,590

		2,618,727

	Materials – 3.37%
1,225	CF Industries Holdings	228,475
4,697	Monsanto	501,734
2,359	Royal Gold	131,113

		861,322

	Total Common Stocks (Cost $18,158,482	25,047,487

INVESTMENT COMPANY – 3.26%

833,371	BlackRock Liquidity Funds TempCash Portfolio	833,371

	Total Investment Company (Cost $833,371)	833,371

Total Investments – 101.37% (Cost $18,991,853)**		25,880,858

Net Other Assets and Liabilities – (1.37)%		(349,524)

Net Assets – 100.00%		$25,531,334

See accompanying Notes to Financial Statements.

5

Aston Funds

ASTON/TAMRO Diversified Equity Fund	April 30, 2013

Schedule of Investments (unaudited) – continued

*	Non-income producing security.
**	At April 30, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$6,961,979
Gross unrealized depreciation	(72,974)

Net unrealized appreciation	$6,889,005

REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

6

Aston Funds

ASTON/Herndon Large Cap Value Fund	April 30, 2013

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 96.31%

	Consumer Discretionary – 10.87%
34,803	Coach	$2,048,505
16,971	Nordstrom	960,389
37,427	Ross Stores	2,472,802
54,087	TJX	2,637,823
27,500	Yum! Brands	1,873,300

		9,992,819

	Consumer Staples – 9.95%
64,965	Altria Group	2,371,872
43,287	Campbell Soup	2,008,950
11,943	Colgate-Palmolive	1,426,114
11,980	Hershey	1,068,137
23,849	Philip Morris International	2,279,726

		9,154,799

	Energy – 24.56%
24,229	Apache	1,790,038
14,834	Chevron	1,809,896
29,059	ConocoPhillips	1,756,616
23,392	Exxon Mobil	2,081,654
47,887	HollyFrontier	2,368,012
35,145	Marathon Petroleum	2,753,962
56,293	Newfield Exploration *	1,226,624
98,246	Patterson-UTI Energy	2,072,008
142,824	RPC	1,890,990
69,129	Superior Energy Services *	1,907,269
136,852	Ultra Petroleum *	2,928,633

		22,585,702

	Financials – 18.45%
47,925	Aflac	2,609,037
62,264	American Capital Agency, REIT	2,074,014
73,388	Apartment Investment & Management, Class A, REIT	2,283,101

Shares		Market Value

	Financials (continued)
58,461	CBOE Holdings	$2,194,041
48,648	Discover Financial Services	2,127,863
52,945	Eaton Vance	2,111,447
29,398	McGraw-Hill Financial	1,590,726
46,062	Waddell & Reed Financial, Class A	1,974,678

		16,964,907

	Healthcare – 7.50%
12,801	Baxter International	894,406
58,015	Endo Health Solutions *	2,125,670
6,919	Gilead Sciences *	350,378
44,722	Health Management Associates, Class A *	513,856
31,237	Mylan *	909,309
7,679	Salix Pharmaceuticals Ltd *	401,535
20,657	St. Jude Medical	851,481
12,669	United Therapeutics *	846,036

		6,892,671

	Industrials – 9.84%
15,290	Caterpillar	1,294,604
19,208	Copa Holdings SA, Class A (Panama)	2,412,141
28,184	Joy Global	1,592,960
19,551	Lockheed Martin	1,937,308
21,143	United Parcel Service, Class B	1,814,915

		9,051,928

	Information Technology – 9.81%
12,647	Accenture, Class A (Ireland)	1,029,972
3,309	Apple	1,465,060
9,167	International Business Machines	1,856,684
64,395	Microsoft	2,131,475
45,947	Western Digital	2,539,950

		9,023,141

	Materials – 5.33%
8,634	CF Industries Holdings	1,610,327
6,276	Newmarket	1,686,361
48,150	Southern Copper	1,604,839

		4,901,527

	Total Common Stocks (Cost $80,746,978)	88,567,494

INVESTMENT COMPANY – 3.22%

2,960,448	BlackRock Liquidity Funds TempCash Portfolio	2,960,448

	Total Investment Company (Cost $2,960,448)	2,960,448

Total Investments – 99.53% (Cost $83,707,426)**		91,527,942

Net Other Assets and Liabilities – 0.47%		429,508

Net Assets – 100.00%		$91,957,450

See accompanying Notes to Financial Statements.

7

Aston Funds

ASTON/Herndon Large Cap Value Fund	April 30, 2013

Schedule of Investments (unaudited) – continued

*	Non-income producing security.
**	At April 30, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$9,330,467
Gross unrealized depreciation	(1,509,951)

Net unrealized appreciation	$7,820,516

REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

8

Aston Funds

ASTON/Cornerstone Large Cap Value Fund	April 30, 2013

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 95.11%

	Consumer Discretionary – 7.94%
4,472	Bed Bath & Beyond *	$307,673
28,200	Hasbro	1,335,834
39,025	Mattel	1,781,882

		3,425,389

	Consumer Staples – 4.21%
23,400	Wal-Mart Stores	1,818,647

	Energy – 10.88%
13,125	Chevron	1,601,380
20,012	Hess	1,444,466
24,275	Royal Dutch Shell PLC, ADR	1,649,972

		4,695,818

	Financials – 18.18%
15,300	ACE (Switzerland)	1,363,841
25,750	Capital One Financial	1,487,835
44,125	Citigroup	2,058,873
21,100	JPMorgan Chase	1,034,111
16,725	State Street	977,911
33,125	Unum Group	923,856

		7,846,427

	Healthcare – 9.12%
14,125	Johnson & Johnson	1,203,873
21,925	Sanofi, ADR	1,169,699
23,825	Stryker	1,562,444

		3,936,016

	Industrials – 16.19%
13,500	3M	1,413,585
10,875	Cummins	1,156,991
18,755	Eaton (Iran)	1,151,745

Shares		Market Value

	Industrials (continued)
19,025	Emerson Electric	$1,056,078
15,125	General Dynamics	1,118,645
12,300	Parker Hannifin	1,089,411

		6,986,455

	Information Technology – 28.59%
3,390	Apple	1,500,923
6,081	eBay *	318,584
2,020	Google, Class A *	1,665,631
54,025	Intel	1,293,899
5,775	International Business Machines	1,169,669
54,225	Microsoft	1,794,848
44,725	Oracle	1,466,086
25,900	QUALCOMM	1,595,958
27,775	Western Digital *	1,535,402

		12,341,000

	Total Common Stocks (Cost $36,066,806)	41,049,752

INVESTMENT COMPANY – 5.62%

2,425,064	BlackRock Liquidity Funds TempCash Portfolio	2,425,064

	Total Investment Company (Cost $2,425,064)	2,425,064

Total Investments – 100.73% (Cost $38,491,870)**		43,474,816

Net Other Assets and Liabilities – (0.73)%		(315,903)

Net Assets – 100.00%		$43,158,913

*	Non-income producing security.
**	At April 30, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$5,166,622
Gross unrealized depreciation	(183,676)

Net unrealized appreciation	$4,982,946

ADR	American Depositary Receipt

See accompanying Notes to Financial Statements.

9

Aston Funds

ASTON/River Road Dividend All Cap Value Fund	April 30, 2013

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 96.73%

	Consumer Discretionary – 15.24%
425,670	Bob Evans Farms	$18,448,538
209,005	Coach	12,302,034
319,575	Darden Restaurants	16,499,657
137,495	Genuine Parts	10,494,993
407,720	Hasbro	19,313,696
585,550	Hillenbrand	14,714,872
300,865	Kohl’s	14,158,707
653,110	National CineMedia	10,606,506
685,805	Regal Entertainment Group, Class A	12,303,342
274,010	Target	19,334,146
555,755	Thomson Reuters	18,612,235

		166,788,726

	Consumer Staples – 15.52%
407,585	Dr Pepper Snapple Group	19,902,376
434,880	General Mills	21,926,650
211,935	Kimberly-Clark	21,869,573
283,565	Molson Coors Brewing, Class B	14,631,954
251,605	PepsiCo	20,749,864
183,820	Procter & Gamble	14,111,861
594,285	Sysco	20,716,775
179,455	Wal-Mart Stores	13,947,243
443,410	Walgreen	21,953,229

		169,809,525

	Energy – 7.81%
918,065	BreitBurn Energy Partners LP	18,774,429
163,825	Chevron	19,988,288
274,585	Occidental Petroleum	24,509,457
144,550	Transmontaigne Partners LP	6,923,945
279,970	Williams Partners LP	15,300,361

		85,496,480

Shares		Market Value

	Financials – 12.79%
62,145	BlackRock	$16,561,643
262,230	CME Group	15,959,318
222,591	Commerce Bancshares	8,928,125
396,965	Compass Diversified Holdings	6,712,678
346,855	OneBeacon Insurance Group, Class A (Bermuda)	4,713,759
189,305	PartnerRe (Bermuda)	17,859,034
294,890	PNC Financial Services Group	20,017,133
733,535	Sabra Health Care, REIT	21,874,014
201,130	Safety Insurance Group	9,990,127
522,395	U.S. Bancorp	17,385,306

		140,001,137

	Healthcare – 7.15%
145,870	Becton, Dickinson	13,755,541
199,240	Johnson & Johnson	16,981,225
352,940	Medtronic	16,475,239
498,087	Owens & Minor	16,222,694
511,345	Pfizer	14,864,799

		78,299,498

	Industrials – 14.45%
90,405	3M	9,466,308
421,200	ABM Industries	9,498,060
288,745	Emerson Electric	16,028,235
182,870	General Dynamics	13,525,065
265,125	Geo Group	9,928,931
468,729	Iron Mountain	17,746,080
114,000	Lockheed Martin	11,296,260
280,670	Norfolk Southern	21,729,471
218,685	Raytheon	13,422,885
416,115	Republic Services	14,181,199
248,355	United Parcel Service, Class B	21,318,793

		158,141,287

	Information Technology – 11.06%
264,375	Automatic Data Processing	17,803,012
557,145	CA	15,026,201
899,485	Corning	13,042,532
1,051,920	Intel	25,193,484
257,640	j2 Global	10,485,948
508,655	Microsoft	16,836,481
288,235	Paychex	10,494,636
821,315	Western Union	12,163,675

		121,045,969

	Materials – 2.88%
331,990	Bemis	13,063,806
101,385	Innophos Holdings	5,202,064
303,800	Nucor	13,251,756

		31,517,626

	Telecommunication Services – 4.80%
129,920	Atlantic Tele-Network	6,596,038
491,652	Telefonica Brasil SA, ADR (Brazil)	13,068,110
310,180	Verizon Communications	16,721,804

See accompanying Notes to Financial Statements.

10

Aston Funds

ASTON/River Road Dividend All Cap Value Fund	April 30, 2013

Schedule of Investments (unaudited) – continued

Shares		Market Value

	Telecommunication Services (continued)
529,340	Vodafone Group, SP ADR (United Kingdom)	$16,192,511

		52,578,463

	Utilities – 5.03%
283,620	AmeriGas Partners LP	12,856,495
432,375	Avista	12,128,119
311,670	National Fuel Gas	19,547,942
206,310	UNS Energy	10,513,558

		55,046,114

	Total Common Stocks (Cost $843,192,974)	1,058,724,825

INVESTMENT COMPANY – 3.81%

41,627,627	BlackRock Liquidity Funds TempCash Portfolio	41,627,627

	Total Investment Company (Cost $41,627,627)	41,627,627

Total Investments – 100.54% (Cost $884,820,601)*		1,100,352,452

Net Other Assets and Liabilities – (0.54)%		(5,857,587)

Net Assets – 100.00%		$1,094,494,865

*	At April 30, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$216,430,876
Gross unrealized depreciation	(899,025)

Net unrealized appreciation	$215,531,851

ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

11

Aston Funds

ASTON/River Road Dividend All Cap Value Fund II	April 30, 2013

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 96.69%

	Consumer Discretionary – 14.09%
10,015	Bob Evans Farms	$434,050
11,945	Coach	703,083
18,220	Darden Restaurants	940,699
7,105	Genuine Parts	542,325
21,605	Hasbro	1,023,429
15,130	Hillenbrand	380,217
17,060	Kohl’s	802,844
39,800	Regal Entertainment Group, Class A	714,012
15,640	Target	1,103,558
32,915	Thomson Reuters	1,102,323

		7,746,540

	Consumer Staples – 17.63%
23,090	Dr Pepper Snapple Group	1,127,485
23,260	General Mills	1,172,769
11,675	Kimberly-Clark	1,204,743
16,830	Molson Coors Brewing, Class B	868,428
14,910	PepsiCo	1,229,628
10,915	Procter & Gamble	837,945
33,680	Sysco	1,174,085
10,690	Wal-Mart Stores	830,827
25,160	Walgreen	1,245,672

		9,691,582

	Energy – 7.69%
39,040	BreitBurn Energy Partners LP	798,368
9,790	Chevron	1,194,477
15,025	Occidental Petroleum	1,341,132
16,320	Williams Partners LP	891,888

		4,225,865

Shares		Market Value

	Financials – 9.97%
3,305	BlackRock	$880,782
14,910	CME Group	907,423
12,796	Commerce Bancshares	513,248
10,915	PartnerRe (Bermuda)	1,029,721
17,040	PNC Financial Services Group	1,156,675
29,895	U.S. Bancorp	994,906

		5,482,755

	Healthcare – 7.32%
8,885	Becton, Dickinson	837,855
6,450	Johnson & Johnson	549,734
20,750	Medtronic	968,610
27,730	Owens & Minor	903,166
26,275	Pfizer	763,814

		4,023,179

	Industrials – 16.05%
5,440	3M	569,622
12,725	ABM Industries	286,948
15,820	Emerson Electric	878,168
10,500	General Dynamics	776,580
14,584	Geo Group	546,171
27,185	Iron Mountain	1,029,224
6,675	Lockheed Martin	661,426
16,830	Norfolk Southern	1,302,979
12,665	Raytheon	777,378
22,615	Republic Services	770,719
14,260	United Parcel Service, Class B	1,224,078

		8,823,293

	Information Technology – 11.87%
9,610	Automatic Data Processing	647,137
32,300	CA	871,131
52,795	Corning	765,528
57,660	Intel	1,380,957
14,910	j2 Global	606,837
29,095	Microsoft	963,045
17,150	Paychex	624,432
45,135	Western Union	668,449

		6,527,516

	Materials – 3.25%
17,905	Bemis	704,561
5,875	Innophos Holdings	301,446
17,885	Nucor	780,144

		1,786,151

	Telecommunication Services – 4.67%
29,601	Telefonica Brasil SA, ADR (Brazil)	786,795
16,630	Verizon Communications	896,523
28,900	Vodafone Group, SP ADR (United Kingdom)	884,051

		2,567,369

	Utilities – 4.15%
7,635	AmeriGas Partners LP	346,094

See accompanying Notes to Financial Statements.

12

Aston Funds

ASTON/River Road Dividend All Cap Value Fund II	April 30, 2013

Schedule of Investments (unaudited) – continued

Shares		Market Value

	Utilities (continued)
16,125	Avista	$452,306
18,255	National Fuel Gas	1,144,954
6,620	UNS Energy	337,355

		2,280,709

	Total Common Stocks (Cost $48,890,371)	53,154,959

INVESTMENT COMPANY – 4.93%

2,712,327	BlackRock Liquidity Funds TempCash Portfolio	2,712,327

	Total Investment Company (Cost $2,712,327)	2,712,327

Total Investments – 101.62% (Cost $51,602,698)*		55,867,286

Net Other Assets and Liabilities – (1.62)%		(890,101)

Net Assets – 100.00%		$54,977,185

*	At April 30, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$4,294,785
Gross unrealized depreciation	(30,197)

Net unrealized appreciation	$4,264,588

ADR	American Depositary Receipt
LP	Limited Partnership
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

13

Aston Funds

ASTON/Fairpointe Mid Cap Fund	April 30, 2013

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 97.32%

	Consumer Discretionary – 23.52%
6,517,078	Belo, Class A	$69,863,076
649,800	BorgWarner *	50,794,866
4,580,000	DeVry	128,285,800
4,614,200	Gannett	93,022,272
2,567,100	H&R Block	71,211,354
7,641,968	Interpublic Group	105,764,837
1,075,500	Lear	62,142,390
11,960,954	New York Times, Class A *	105,974,052
1,994,497	Scholastic	54,748,943
10,095,700	Staples	133,667,068

		875,474,658

	Consumer Staples – 3.53%
560,500	Bunge	40,473,705
1,762,286	Molson Coors Brewing, Class B	90,933,958

		131,407,663

	Energy – 6.16%
1,203,992	Compagnie Generale de Geophysique-Veritas, SP ADR (France)	25,705,229
1,207,900	Denbury Resources *	21,609,331
1,742,292	FMC Technologies *	94,606,456
8,169,600	McDermott International *	87,251,328

		229,172,344

	Financials – 7.16%
1,234,500	Cincinnati Financial	60,379,395
1,413,785	Eaton Vance	56,381,746
1,462,155	McGraw-Hill	79,117,207
1,314,300	Northern Trust	70,867,056

		266,745,404

Shares		Market Value

	Healthcare – 15.05%
20,961,236	Boston Scientific *	$156,999,658
1,758,919	Charles River Laboratories *	76,495,387
2,311,218	Forest Laboratories *	86,462,665
4,466,326	Hospira *	147,924,717
1,421,500	Varian Medical Systems *	92,596,510

		560,478,937

	Industrials – 9.20%
2,352,900	Con-way	79,528,020
1,418,644	ManpowerGroup	75,415,115
7,665,500	Southwest Airlines	105,017,350
3,592,500	Werner Enterprises	82,483,800

		342,444,285

	Information Technology – 29.74%
2,782,239	Akamai Technologies *	122,168,114
1,682,100	Cree *	95,156,397
2,148,000	First Solar *	100,010,880
1,234,300	Harris	57,024,660
2,569,598	Itron *	101,884,561
4,981,800	Jabil Circuit	88,676,040
3,328,700	Lexmark International, Class A	100,892,897
1,873,286	Molex	51,646,495
1,934,364	Molex, Class A	45,090,025
4,474,900	Nuance Communications *	85,202,096
7,864,400	NVIDIA	108,292,788
4,006,228	Unisys *	76,639,142
1,597,859	Zebra Technologies, Class A *	74,540,122

		1,107,224,217

	Materials – 2.96%
734,700	FMC	44,596,290
834,200	Sigma-Aldrich	65,643,198

		110,239,488

	Total Common Stocks (Cost $2,703,959,622)	3,623,186,996

INVESTMENT COMPANY – 2.92%

108,634,144	BlackRock Liquidity Funds TempCash Portfolio	108,634,144

	Total Investment Company (Cost $108,634,144)	108,634,144

Total Investments – 100.24% (Cost $2,812,593,766)**		3,731,821,140

Net Other Assets and Liabilities – (0.24)%		(9,088,094)

Net Assets – 100.00%		$3,722,733,046

See accompanying Notes to Financial Statements.

14

Aston Funds

ASTON/Fairpointe Mid Cap Fund	April 30, 2013

Schedule of Investments (unaudited) – continued

*	Non-income producing security.
**	At April 30, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$962,913,078
Gross unrealized depreciation	(43,685,704)

Net unrealized appreciation	$919,227,374

ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

15

Aston Funds

ASTON/Montag & Caldwell Mid Cap Growth Fund	April 30, 2013

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 96.83%

	Consumer Discretionary – 23.03%
2,990	BorgWarner *	$233,728
5,490	Dick’s Sporting Goods	264,069
6,730	Dollar Tree *	320,079
2,490	Dunkin’ Brands Group	96,624
15,850	LKQ *	381,668
3,310	O’Reilly Automotive *	355,229
1,350	Panera Bread, Class A *	239,261
2,790	PVH	321,994
1,330	Ralph Lauren	241,501
5,210	Ross Stores	344,225
1,510	Tractor Supply	161,827

		2,960,205

	Consumer Staples – 5.20%
4,270	Church & Dwight	272,810
3,660	Mead Johnson Nutrition	296,789
1,750	Monster Beverage *	98,700

		668,299

	Energy – 6.90%
5,300	Cameron International *	326,215
1,610	Core Laboratories (Netherlands)	233,096
4,670	Oceaneering International	327,694

		887,005

	Financials – 5.51%
7,300	First Republic Bank	277,254
1,200	IntercontinentalExchange *	195,516
5,670	Raymond James Financial	234,851

		707,621

Shares		Market Value

	Healthcare – 15.88%
6,810	Dentsply International	$288,403
2,740	Edwards Lifesciences *	174,785
2,640	Henry Schein *	238,656
2,660	IDEXX Laboratories *	233,974
1,890	Perrigo	225,685
8,220	ResMed	394,724
3,640	Varian Medical Systems *	237,110
2,680	Waters *	247,632

		2,040,969

	Industrials – 21.10%
7,495	AMETEK	305,121
6,560	Donaldson	238,653
7,340	Expeditors International Washington	263,726
2,940	Fastenal	144,207
2,540	J.B. Hunt Transport Services	180,518
5,200	Jacobs Engineering Group *	262,496
1,780	Joy Global	100,606
10,310	Robert Half International	338,374
1,510	Roper Industries	180,672
3,220	Stericycle *	348,790
5,680	Verisk Analytics, Class A *	348,127

		2,711,290

	Information Technology – 17.45%
4,950	Altera	158,450
4,420	Amphenol, Class A	333,798
4,170	ANSYS *	337,186
3,760	F5 Networks *	287,377
2,740	FactSet Research Systems	257,752
2,060	Fiserv *	187,687
16,550	Juniper Networks *	273,902
2,980	Teradata *	152,189
6,710	Xilinx	254,376

		2,242,717

	Materials – 1.76%
2,680	Ecolab	226,782

	Total Common Stocks (Cost $10,792,234)	12,444,888

INVESTMENT COMPANY – 2.60%

333,714	BlackRock Liquidity Funds TempCash Portfolio	333,714

	Total Investment Company (Cost $333,714)	333,714

Total Investments – 99.43% (Cost $11,125,948)**		12,778,602

Net Other Assets and Liabilities – 0.57%		73,127

Net Assets – 100.00%		$12,851,729

See accompanying Notes to Financial Statements.

16

Aston Funds

ASTON/Montag & Caldwell Mid Cap Growth Fund	April 30, 2013

Schedule of Investments (unaudited) – continued

*	Non-income producing security.
**	At April 30, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$1,916,123
Gross unrealized depreciation	(263,469)

Net unrealized appreciation	$1,652,654

See accompanying Notes to Financial Statements.

17

Aston Funds

ASTON/LMCG Small Cap Growth Fund (formerly, ASTON Small Cap Growth Fund)	April 30, 2013

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 99.18%

	Consumer Discretionary – 17.07%
2,838	Arctic Cat *	$127,682
6,143	BJ’s Restaurants *	210,705
46,342	Black Diamond *	454,152
18,760	Brunswick	593,942
25,751	Del Frisco’s Restaurant Group *	435,449
12,616	GNC Holdings, Class A	571,883
7,620	Hibbett Sports *	417,957
7,214	HSN	379,312
9,752	Life Time Fitness *	450,347
10,240	Monro Muffler Brake	423,526
70,513	OfficeMax	811,605
2,988	Papa John’s International *	188,244
6,596	Vitamin Shoppe *	324,193

		5,388,997

	Consumer Staples – 3.33%
14,919	Fresh Market *	610,635
6,751	Hain Celestial Group *	440,503

		1,051,138

	Energy – 3.42%
12,963	Carrizo Oil & Gas *	313,964
7,595	Gulfport Energy *	396,383
136,090	Magnum Hunter Resources *	370,165

		1,080,512

	Financials – 4.70%
17,693	Colony Financial, REIT	394,554
38,255	Encore Capital Group *	1,089,885

		1,484,439

	Healthcare – 25.23%
16,023	Akorn *	241,146
5,938	Cubist Pharmaceuticals *	272,673

Shares		Market Value

	Healthcare (continued)
6,238	Cyberonics *	$270,854
146,228	Health Management Associates, Class A *	1,680,160
8,738	HeartWare International *	849,334
8,390	Medicines *	283,246
212,647	Merge Healthcare *	663,459
3,202	Theravance Inc *	108,067
29,758	Threshold Pharmaceuticals *	143,434
20,111	Universal Health Services, Class B	1,339,191
29,416	Vanguard Health Systems *	430,356
49,613	Volcano *	1,006,648
11,598	WellCare Health Plans *	676,279

		7,964,847

	Industrials – 18.61%
7,478	Avis Budget Group *	215,666
4,995	Beacon Roofing Supply *	190,459
42,805	Builders FirstSource *	264,963
13,081	Corrections Corp of America	473,532
17,685	CyrusOne	424,263
25,904	Geo Group	970,105
9,782	Herman Miller	245,430
21,772	Hexcel *	664,046
36,815	Kelly Services, Class A	626,591
24,215	Steelcase, Class A	307,530
14,713	Triumph Group	1,175,569
8,801	Woodward	316,748

		5,874,902

	Information Technology – 23.05%
3,469	ACI Worldwide *	163,078
48,156	Brightcove *	289,899
6,543	Cardtronics *	183,269
10,039	Fortinet *	180,300
9,570	Fusion-io *	179,725
101,588	Internap Network Services *	810,672
28,596	Liquidity Services *	940,808
37,012	Microsemi *	769,850
37,813	Millennial Media *	262,044
9,242	Netscout Systems *	210,810
6,693	OSI Systems *	383,509
7,290	QLIK Technologies *	189,613
17,985	Riverbed Technology *	267,257
14,695	Skyworks Solutions *	324,319
3,464	Sourcefire *	165,441
13,315	Synchronoss Technologies *	377,347
10,795	TIBCO Software *	209,531
38,759	Vantiv, Class A *	873,240
33,317	WNS Holdings, ADR (Jersey) *	497,756

		7,278,468

	Materials – 3.77%
22,052	Boise Cascade *	706,326
4,779	Martin Marietta Materials	482,631

		1,188,957

	Total Common Stocks (Cost $30,159,955)	31,312,260

See accompanying Notes to Financial Statements.

18

Aston Funds

ASTON/LMCG Small Cap Growth Fund (formerly, ASTON Small Cap Growth Fund)	April 30, 2013

Schedule of Investments (unaudited) – continued

Shares		Market Value

WARRANTS – 0.00%

	Energy – 0.00%
5,997	Magnum Hunter Resources, Expiration 10/14/13	$840

	Total Warrants (Cost $—)	840

INVESTMENT COMPANY – 2.61%

825,127	BlackRock Liquidity Funds TempCash Portfolio	825,127

	Total Investment Company (Cost $825,127)	825,127

Total Investments – 101.79% (Cost $30,985,082)**		32,138,227

Net Other Assets and Liabilities – (1.79)%		(564,978)

Net Assets – 100.00%		$31,573,249

*	Non-income producing security.
**	At April 30, 2013 cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$2,130,992
Gross unrealized depreciation	(977,847)

Net unrealized appreciation	$1,153,145

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

19

Aston Funds

ASTON/Silvercrest Small Cap Fund	April 30, 2013

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 99.07%

	Consumer Discretionary – 11.64%
5,382	AFC Enterprises *	$171,578
6,350	Bob Evans Farms	275,209
2,757	Core-Mark Holding	143,474
6,465	Drew Industries	233,387
12,260	La-Z-Boy	221,416
5,210	Lithia Motors, Class A	257,999
11,000	ReachLocal *	183,370

		1,486,433

	Consumer Staples – 3.82%
2,944	J & J Snack Foods	220,859
3,384	Lancaster Colony	267,099

		487,958

	Energy – 5.96%
6,750	Bonanza Creek Energy *	231,862
9,260	Forum Energy Technologies *	257,521
6,349	Rosetta Resources *	272,436

		761,819

	Financials – 21.11%
12,860	BancorpSouth	205,760
5,678	EastGroup Properties, REIT	358,111
16,398	FirstMerit	280,898
14,174	Horace Mann Educators	319,624
4,534	Iberiabank	206,841
9,873	Independent Bank/Rockland MA	306,458
4,334	Mid-America Apartment Communities, REIT	297,876
8,040	PacWest Bancorp	222,949
5,322	Prosperity Bancshares	244,493
6,668	Protective Life	253,784

		2,696,794

Shares		Market Value

	Healthcare – 8.02%
2,867	Analogic	$227,869
3,134	ICU Medical *	188,824
4,070	Integra LifeSciences Holdings *	142,572
5,680	STERIS	236,231
3,583	West Pharmaceutical Services	228,810

		1,024,306

	Industrials – 21.94%
10,305	Altra Holdings	274,628
6,513	Applied Industrial Technologies	275,174
3,388	Astec Industries	111,228
5,970	Beacon Roofing Supply *	227,636
5,606	EMCOR Group	209,664
7,847	Hexcel *	239,334
5,049	Mine Safety Appliances	242,352
5,810	TAL International Group	240,534
2,460	Teledyne Technologies *	184,648
2,706	Tennant	129,401
5,120	United Stationers	166,246
11,029	US Ecology	299,989
4,300	Watts Water Technologies, Class A	202,358

		2,803,192

	Information Technology – 12.21%
4,279	ACI Worldwide *	201,156
16,160	Entegris *	153,197
4,590	Fair Isaac	213,802
3,987	FEI	254,690
3,865	Littelfuse	269,854
10,280	M/A-Com Technology Solutions Holdings *	144,228
8,820	Mentor Graphics	161,053
6,005	MKS Instruments	161,354

		1,559,334

	Materials – 8.47%
8,780	Chemtura *	186,663
5,502	HB Fuller	208,526
3,137	Innophos Holdings	160,959
15,253	PH Glatfelter	366,072
4,059	Sensient Technologies	159,722

		1,081,942

	Utilities – 5.90%
3,902	MGE Energy	217,927
9,009	Portland General Electric	290,540
5,903	UIL Holdings	245,801

		754,268

	Total Common Stocks (Cost $11,357,883)	12,656,046

See accompanying Notes to Financial Statements.

20

Aston Funds

ASTON/Silvercrest Small Cap Fund	April 30, 2013

Schedule of Investments (unaudited) – continued

Shares		Market Value

INVESTMENT COMPANY – 0.54%

68,706	BlackRock Liquidity Funds TempCash Portfolio	$68,706

	Total Investment Company (Cost $68,706)	68,706

Total Investments – 99.61% (Cost $11,426,589)**		12,724,752

Net Other Assets and Liabilities – 0.39%		50,048

Net Assets – 100.00%		$12,774,800

*	Non-income producing security.
**	At April 30, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$1,422,845
Gross unrealized depreciation	(124,682)

Net unrealized appreciation	$1,298,163

REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

21

Aston Funds

ASTON/TAMRO Small Cap Fund	April 30, 2013

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 97.87%

	Consumer Discretionary – 19.90%
361,053	BJ’s Restaurants *	$12,384,118
1,158,012	Chico’s FAS	21,156,879
50,109	Coinstar *	2,646,256
1,166,656	EW Scripps (The), Class A *	16,204,852
876,224	Grand Canyon Education *	22,405,048
481,816	Harman International Industries	21,541,993
621,832	MDC Holdings	23,380,883
575,595	Monro Muffler Brake	23,806,609
385,230	Red Robin Gourmet Burgers *	18,633,575
470,563	Tempur-Pedic International *	22,822,306
956,877	Texas Roadhouse	22,486,610
423,378	Zumiez *	12,265,261

		219,734,390

	Consumer Staples – 8.60%
1,972,677	Cott (Canada)	21,600,813
351,312	Sanderson Farms	21,521,373
526,653	Tootsie Roll Industries	16,447,373
205,444	TreeHouse Foods *	13,088,837
446,760	United Natural Foods *	22,311,194

		94,969,590

	Energy – 5.55%
1,057,435	Cloud Peak Energy *	20,662,280
1,137,912	Precision Drilling (Canada)	9,217,087
215,372	SEACOR Holdings	15,530,475
376,311	Unit *	15,816,351

		61,226,193

	Financials – 21.46%
711,086	Bank of the Ozarks	29,104,750
737,976	Colony Financial, REIT	16,456,865
457,927	First Cash Financial Services *	23,569,503

Shares		Market Value

	Financials (continued)
1,002,957	FirstMerit	$17,180,653
1,369,872	Glacier Bancorp	25,274,138
420,905	Greenhill	19,441,602
816,825	LaSalle Hotel Properties, REIT	21,180,272
173,054	Portfolio Recovery Associates *	21,242,378
1,334,917	Redwood Trust, REIT	30,462,806
495,494	Stifel Financial *	15,964,817
397,614	Waddell & Reed Financial, Class A	17,045,712

		236,923,496

	Healthcare – 12.70%
285,244	Analogic	22,671,193
259,139	Athenahealth *	24,944,720
419,899	Cepheid *	16,010,749
1,222,780	DexCom *	20,065,820
1,337,376	Health Management Associates, Class A *	15,366,450
813,157	HMS Holdings *	20,499,688
264,254	Teleflex	20,646,165

		140,204,785

	Industrials – 17.80%
447,105	Advisory Board *	21,975,211
97,854	Chart Industries *	8,298,998
583,421	Colfax *	27,228,258
361,223	Corporate Executive Board	20,358,528
558,610	Franklin Electric	18,082,206
371,811	Landstar System	20,323,189
294,694	Morningstar	19,452,751
172,764	Raven Industries	5,796,232
956,331	Titan International	21,335,745
1,318,922	US Airways Group *	22,289,782
107,762	Wabtec	11,308,544

		196,449,444

	Information Technology – 8.92%
838,024	Aruba Networks *	18,847,160
606,646	Cavium *	19,079,017
310,670	CommVault Systems *	22,846,672
679,442	Ixia *	11,190,410
374,682	Netgear *	11,161,777
370,460	Power Integrations	15,340,749

		98,465,785

	Materials – 1.11%
374,039	LSB Industries *	12,216,114

	Utilities – 1.83%
453,402	Northwest Natural Gas	20,162,787

	Total Common Stocks (Cost $768,355,024)	1,080,352,584

See accompanying Notes to Financial Statements.

22

Aston Funds

ASTON/TAMRO Small Cap Fund	April 30, 2013

Schedule of Investments (unaudited) – continued

Shares		Market Value

INVESTMENT COMPANY – 1.67%

18,427,872	BlackRock Liquidity Funds TempCash Portfolio	$18,427,872

	Total Investment Company (Cost $18,427,872)	18,427,872

Total Investments – 99.54% (Cost $786,782,896)**		1,098,780,456

Net Other Assets and Liabilities – 0.46%		5,082,521

Net Assets – 100.00%		$1,103,862,977

*	Non-income producing security.
**	At April 30, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$319,747,494
Gross unrealized depreciation	(7,749,934)

Net unrealized appreciation	$311,997,560

REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

23

Aston Funds

ASTON/River Road Select Value Fund	April 30, 2013

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 94.79%

	Consumer Discretionary – 20.99%
33,040	Abercrombie & Fitch, Class A	$1,637,462
228,500	Ascena Retail Group *	4,227,250
2,780	Ascent Capital Group, Class A *	184,842
180,450	Big Lots *	6,571,989
104,210	Bob Evans Farms	4,516,461
111,600	DreamWorks Animation SKG, Class A *	2,151,648
93,930	Fred’s, Class A	1,336,624
82,390	International Speedway, Class A	2,708,159
47,890	Jos A Bank Clothiers *	2,091,835
46,850	Madison Square Garden, Class A *	2,823,650
175,160	Pep Boys - Manny, Moe & Jack *	2,031,856
82,950	Regis	1,555,313
141,630	Rent-A-Center	4,947,136
41,760	Starz - Liberty Capital *	976,349
78,320	Texas Roadhouse	1,840,520
77,260	True Religion Apparel	2,090,656

		41,691,750

	Consumer Staples – 6.68%
203,330	Harris Teeter Supermarkets	8,497,161
45,700	Industrias Bachoco, SP ADR (Mexico)	1,554,713
7,556	J & J Snack Foods	566,851
75,100	Village Super Market, Class A	2,643,520

		13,262,245

	Energy – 6.34%
119,900	Cloud Peak Energy *	2,342,846
53,910	Energen	2,556,412
231,209	Miller Energy Resources *	878,594
101,950	Ocean Rig UDW *	1,669,941
134,890	Resolute Energy *	1,243,686
157,520	Tetra Technologies *	1,438,158
146,230	Vaalco Energy *	982,666

Shares		Market Value

	Energy (continued)
94,440	WPX Energy *	$1,476,097

		12,588,400

	Financials – 13.03%
8,595	Alleghany *	3,384,195
18,196	Capital Southwest	2,141,487
21,978	Commerce Bancshares	881,538
103,800	Dime Community Bancshares	1,481,226
35,790	FirstService (Canada) *	1,180,712
139,280	Hilltop Holdings *	1,864,959
24,040	Navigators Group *	1,391,435
136,300	PICO Holdings *	2,957,710
158,106	Tower Group	2,991,366
13,155	White Mountains Insurance Group	7,607,668

		25,882,296

	Healthcare – 10.90%
96,517	Ensign Group	3,365,548
57,980	Hill-Rom Holdings	1,975,379
62,290	ICU Medical *	3,752,973
291,980	Nordion (Canada)	2,046,780
139,420	Owens & Minor	4,540,909
93,000	Quality Systems	1,661,910
103,470	STERIS	4,303,317

		21,646,816

	Industrials – 13.95%
131,900	Aircastle (Bermuda)	1,841,324
22,880	Brink’s	606,549
51,960	Cubic	2,232,721
41,090	Forward Air	1,515,810
125,584	Geo Group	4,703,121
166,790	Heartland Express	2,263,340
110,220	Insperity	3,045,379
69,660	John Bean Technologies	1,444,748
92,810	Korn/Ferry International *	1,536,005
72,840	Layne Christensen *	1,488,121
108,633	Standard Parking *	2,334,523
51,530	Unifirst	4,691,807

		27,703,448

	Information Technology – 13.10%
177,580	Convergys	3,022,412
138,870	CSG Systems International *	3,000,981
98,320	Daktronics	982,217
96,090	DST Systems	6,644,623
38,210	Heartland Payment Systems	1,256,727
47,060	Ituran Location and Control (Israel)	751,078
27,410	j2 Global	1,115,587
35,400	Lexmark International, Class A	1,072,974
118,930	NeuStar, Class A *	5,217,459
125,180	Total System Services	2,956,752

		26,020,810

	Materials – 5.16%
324,550	AuRico Gold (Canada)	1,677,923
26,410	Buckeye Technologies	992,752

See accompanying Notes to Financial Statements.

24

Aston Funds

ASTON/River Road Select Value Fund	April 30, 2013

Schedule of Investments (unaudited) – continued

Shares		Market Value

	Materials (continued)
31,070	Innophos Holdings	$1,594,202
129,040	Intrepid Potash	2,375,626
87,790	Kraton Performance Polymers *	1,993,711
123,270	Pan American Silver (Canada)	1,627,164

		10,261,378

	Telecommunication Services – 2.49%
53,400	Atlantic Tele-Network	2,711,118
99,810	Telephone & Data Systems	2,239,736

		4,950,854

	Utilities – 2.15%
55,670	Avista	1,561,543
43,090	National Fuel Gas	2,702,605

		4,264,148

	Total Common Stocks (Cost $157,306,686)	188,272,145

INVESTMENT COMPANY – 5.89%

11,694,394	BlackRock Liquidity Funds TempCash Portfolio	11,694,394

	Total Investment Company (Cost $11,694,394)	11,694,394

Total Investments – 100.68% (Cost $169,001,080)**		199,966,539

Net Other Assets and Liabilities – (0.68)%		(1,358,304)

Net Assets – 100.00%		$198,608,235

*	Non-income producing security.
**	At April 30, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$33,413,868
Gross unrealized depreciation	(2,448,409)

Net unrealized appreciation	$30,965,459

SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

25

Aston Funds

ASTON/River Road Small Cap Value Fund	April 30, 2013

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 94.75%

	Consumer Discretionary – 23.32%
45,280	Abercrombie & Fitch, Class A	$2,244,077
382,768	Ascena Retail Group *	7,081,208
4,580	Ascent Capital Group, Class A *	304,524
304,010	Big Lots *	11,072,044
179,500	Bob Evans Farms	7,779,530
185,390	DreamWorks Animation SKG, Class A *	3,574,319
176,798	Fred’s, Class A	2,515,836
136,850	International Speedway, Class A	4,498,260
79,110	Jos A Bank Clothiers *	3,455,525
422,521	Mac-Gray (a)	5,471,647
67,390	Madison Square Garden, Class A *	4,061,595
164,879	Monarch Casino & Resort *	2,121,993
301,380	Motorcar Parts of America * (a)	1,802,252
290,420	Pep Boys - Manny, Moe & Jack *	3,368,872
138,310	Regis	2,593,313
236,409	Rent-A-Center	8,257,766
128,530	Texas Roadhouse	3,020,455
126,730	True Religion Apparel	3,429,314

		76,652,530

	Consumer Staples – 8.51%
339,439	Harris Teeter Supermarkets	14,185,156
129,870	Industrias Bachoco, SP ADR (Mexico)	4,418,177
159,660	Ingles Markets, Class A	3,403,951
168,796	Village Super Market, Class A	5,941,619

		27,948,903

	Energy – 6.29%
199,290	Cloud Peak Energy *	3,894,127
558,393	Evolution Petroleum *	5,550,426
568,758	Miller Energy Resources *	2,161,280
168,810	Ocean Rig UDW *	2,765,108
250,350	Resolute Energy *	2,308,227

Shares		Market Value

	Energy (continued)
258,289	Tetra Technologies *	$2,358,179
244,795	Vaalco Energy *	1,645,022

		20,682,369

	Financials – 12.67%
33,577	Capital Southwest	3,951,677
229,952	Dime Community Bancshares	3,281,415
22,155	First Citizens BancShares, Class A	4,130,135
236,700	Hilltop Holdings *	3,169,413
44,597	Navigators Group *	2,581,274
223,370	PICO Holdings *	4,847,129
284,470	SWS Group *	1,618,634
35,578	Tompkins Financial	1,487,160
261,780	Tower Group	4,952,878
20,108	White Mountains Insurance Group	11,628,657

		41,648,372

	Healthcare – 10.86%
156,422	Ensign Group	5,454,435
86,990	Hill-Rom Holdings	2,963,749
104,743	ICU Medical *	6,310,766
459,620	Nordion (Canada) *	3,221,936
234,800	Owens & Minor	7,647,436
155,210	Quality Systems	2,773,603
176,080	STERIS	7,323,167

		35,695,092

	Industrials – 12.92%
215,420	Aircastle (Bermuda)	3,007,263
67,026	Cubic	2,880,107
65,690	Forward Air	2,423,304
222,785	Geo Group	8,343,298
278,430	Heartland Express	3,778,295
182,348	Insperity	5,038,275
153,670	Korn/Ferry International *	2,543,239
115,570	Layne Christensen *	2,361,095
193,369	Standard Parking *	4,155,500
87,033	Unifirst	7,924,355

		42,454,731

	Information Technology – 12.45%
79,331	Computer Services	2,340,265
297,110	Convergys	5,056,812
231,760	CSG Systems International *	5,008,334
169,670	Daktronics	1,695,003
146,807	DST Systems	10,151,704
178,973	Electro Rent	2,965,583
63,100	Heartland Payment Systems	2,075,359
89,570	Ituran Location and Control (Israel)	1,429,537
59,590	Lexmark International, Class A	1,806,173
190,920	NeuStar, Class A *	8,375,660

		40,904,430

	Materials – 4.24%
404,800	AuRico Gold (Canada)	2,092,817
50,880	Innophos Holdings	2,610,653

See accompanying Notes to Financial Statements.

26

Aston Funds

ASTON/River Road Small Cap Value Fund	April 30, 2013

Schedule of Investments (unaudited) – continued

Shares		Market Value

	Materials (continued)
211,530	Intrepid Potash	$3,894,267
146,030	Kraton Performance Polymers *	3,316,341
153,820	Pan American Silver (Canada)	2,030,424

		13,944,502

	Telecommunication Services – 2.73%
88,260	Atlantic Tele-Network	4,480,961
72,700	Starz - Liberty Capital *	1,699,726
124,300	Telephone & Data Systems	2,789,292

		8,969,979

	Utilities – 0.76%
89,030	Avista	2,497,292

	Total Common Stocks (Cost $227,015,149)	311,398,200

INVESTMENT COMPANY – 5.10%

16,779,073	BlackRock Liquidity Funds TempFund Portfolio	16,779,073

	Total Investment Company (Cost $16,779,073)	16,779,073

Total Investments – 99.85% (Cost $243,794,222)**		328,177,273

Net Other Assets and Liabilities – 0.15%		481,506

Net Assets – 100.00%		$328,658,779

*	Non-income producing security.
**	At April 30, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$87,982,529
Gross unrealized depreciation	(3,599,478)

Net unrealized appreciation	$84,383,051

(a)	These securities have been determined by the Subadviser to be illiquid securities. At April 30, 2013, these securities amounted to $7,273,899 or 2.21% of net assets.

ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

27

Aston Funds

ASTON/River Road Independent Value Fund	April 30, 2013

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 43.08%

	Consumer Discretionary – 4.70%
767,937	Aaron’s *	$22,047,472
213,528	American Greetings, Class A	3,937,456
220,433	Big Lots *	8,028,170

		34,013,098

	Consumer Staples – 4.32%
376,317	Harris Teeter Supermarkets	15,726,287
80,857	Oil-Dri Corporation of America	2,224,376
317,700	Weis Markets	13,289,391

		31,240,054

	Energy – 9.81%
372,709	Bill Barrett *	7,402,001
191,612	Contango Oil & Gas	7,208,443
336,886	QEP Resources	9,671,997
79,591	Tidewater	4,174,548
193,201	Unit *	8,120,238
2,197,681	WPX Energy *	34,349,754

		70,926,981

	Financials – 0.79%
236,145	Baldwin & Lyons, Class B (a)	5,738,324

	Healthcare – 1.82%
404,513	Owens & Minor	13,174,988

	Industrials – 1.07%
430,628	Orbital Sciences *	7,759,917

Shares		Market Value

	Information Technology – 13.10%
445,653	Benchmark Electronics *	$7,950,450
1,051,100	CSG Systems International *	22,714,271
941,551	EPIQ Systems	13,153,467
671,099	FLIR Systems	16,314,417
444,118	Mantech International, Class A	11,853,509
1,480,074	Sykes Enterprises *	22,778,339

		94,764,453

	Materials – 6.92%
4,605,944	AuRico Gold (Canada)	23,812,730
1,647,974	Pan American Silver (Canada)	21,753,257
633,655	Silver Standard Resources (Canada) *	4,524,297

		50,090,284

	Utilities – 0.55%
167,487	Artesian Resources, Class A	3,947,669

	Total Common Stocks (Cost $309,814,956)	311,655,768

INVESTMENT COMPANY – 57.59%

416,693,043	BlackRock Liquidity Funds Treasury Trust Fund Portfolio	416,693,043

	Total Investment Company (Cost $416,693,043)	416,693,043

Total Investments – 100.67% (Cost $726,507,999)**		728,348,811

Net Other Assets and Liabilities – (0.67)%		(4,864,919)

Net Assets – 100.00%		$723,483,892

*	Non-income producing security.
**	At April 30, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$23,658,245
Gross unrealized depreciation	(21,817,433)

Net unrealized appreciation	$1,840,812

(a)	This security has been determined by the Subadviser to be an illiquid security. At April 30, 2013, this security amounted to $5,738,324 or 0.79% of net assets.

See accompanying Notes to Financial Statements.

28

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2013

Schedule of Investments (unaudited)

Par Value		Market Value

CORPORATE NOTES AND BONDS – 38.89%

	Consumer Discretionary – 2.20%
$ 350,000	ADT Senior Unsecured Notes 3.500%, 07/15/22	$352,511
700,000	Cosan Luxembourg SA (Luxembourg) 5.000%, 03/14/23 (c)	714,700
490,000	Daimler Finance North America 1.950%, 03/28/14 (c)	494,986
465,000	DIRECTV Holdings 5.000%, 03/01/21	530,549
550,000	Ford Motor Senior Unsecured Notes 7.450%, 07/16/31	735,216
400,000	Macy’s Retail Holdings 2.875%, 02/15/23	397,524
325,000	Mattel Senior Unsecured Notes 2.500%, 11/01/16	339,382
100,000	Prime Holdings Labuan (Malaysia) 5.375%, 09/22/14	104,709
325,000	Teva Pharmaceutical Finance Co BV (Cook Islands) 2.950%, 12/18/22	332,451
325,000	Time Warner Cable 5.000%, 02/01/20	375,827
375,000	4.500%, 09/15/42	358,558
300,000	Wynn Las Vegas 7.750%, 08/15/20	345,000

		5,081,413

	Consumer Staples – 2.57%
700,000	Altria Group 2.850%, 08/09/22	700,095

Par Value		Market Value

	Consumer Staples (continued)
$ 400,000	Anadolu Efes Biracilik Ve Malt Sanayii AS (Turkey) Senior Unsecured Notes 3.375%, 11/01/22 (c)	$395,000
350,000	Coca-Cola Senior Unsecured Notes 1.800%, 09/01/16	362,840
275,000	ConAgra Foods Senior Unsecured Notes 3.200%, 01/25/23	281,838
100,000	Corp Lindley (Peru) Senior Unsecured Notes 6.750%, 11/23/21 (c)	117,250
300,000	Corp Lindley SA (Peru) Senior Unsecured Notes 4.625%, 04/12/23 (c)	305,250
100,000	Corp Pesquera Inca (Peru) 9.000%, 02/10/17 (c)	108,300
200,000	9.000%, 02/10/17	216,600
375,000	Diageo Capital (United Kingdom) 1.500%, 05/11/17	382,657
120,000	Gruma (Mexico) Senior Unsecured Notes 7.750%, 12/29/49	121,200
400,000	IOI Investment L Bhd (Malaysia) 4.375%, 06/27/22	419,135
70,000	JBS USA Senior Unsecured Notes 7.250%, 06/01/21	74,550
268,000	Kellogg Senior Unsecured Notes 7.450%, 04/01/31	375,224
290,000	Kraft Foods Senior Unsecured Notes 5.375%, 02/10/20	347,445
625,000	Kroger Senior Unsecured Notes 3.400%, 04/15/22	661,316
330,000	Tyson Foods 4.500%, 06/15/22	366,070
650,000	Wal-Mart Stores Senior Unsecured Notes 3.250%, 10/25/20	712,419

		5,947,189

	Energy – 5.20%
220,000	BP Capital Markets (United Kingdom) 4.750%, 03/10/19	256,812
100,000	2.500%, 11/06/22	99,849
200,000	CNPC General Capital (Virgin Islands) 3.400%, 04/16/23 (c)	202,565
275,000	ConocoPhillips 6.500%, 02/01/39	382,685
200,000	Devon Energy Senior Unsecured Notes 6.300%, 01/15/19	241,894
425,000	4.000%, 07/15/21	462,133

See accompanying Notes to Financial Statements.

29

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ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2013

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Energy (continued)
$ 270,000	Halliburton Senior Unsecured Notes 6.150%, 09/15/19	$341,813
225,000	Kinder Morgan Energy Partners Senior Unsecured Notes 6.950%, 01/15/38	297,739
75,000	6.500%, 09/01/39	95,545
325,000	Marathon Petroleum Senior Secured Notes 5.125%, 03/01/21	384,590
800,000	Novatek OAO Via Novatek Finance (Iran) Senior Unsecured Notes 5.326%, 02/03/16	865,000
326,000	ONEOK Partners 6.125%, 02/01/41	400,553
215,000	Pacific Rubiales Energy (Canada) 7.250%, 12/12/21 (c)	246,175
1,200,000	7.250%, 12/12/21	1,374,000
580,000	Pemex Project Funding Master Trust 6.625%, 06/15/35	733,154
400,000	Petroleos Mexicanos (Mexico) 3.500%, 01/30/23 (c)	408,000
200,000	6.625%, 09/28/99	214,700
325,000	Phillips 66 5.875%, 05/01/42	402,546
250,000	Reliance Holdings USA 5.400%, 02/14/22 (c)	282,315
	Sibur Securities (Iran)
600,000	3.914%, 01/31/18	592,650
400,000	3.914%, 01/31/18 (c)	395,100
325,000	Transocean (Cayman Islands) 6.000%, 03/15/18	376,146
1,000,000	Transportadora de Gas Internacional SA ESP (Colombia) Senior Unsecured Notes 5.700%, 03/20/22	1,107,500
700,000	Tupras Turkiye Petrol Rafinerileri AS (Turkey) Senior Unsecured Notes 4.125%, 05/02/18 (c)	719,922
700,000	4.125%, 05/02/18	719,922
350,000	Valero Energy 6.125%, 02/01/20	429,060

		12,032,368

	Financials – 12.02%
700,000	American Express Credit Senior Unsecured Notes 2.750%, 09/15/15	733,687
575,000	Australia & New Zealand Banking Group (Australia) Senior Unsecured Notes 4.875%, 01/12/21 (c)	678,905
200,000	Banco Bradesco SA/Cayman Islands (Brazil) Subordinated Notes 5.750%, 03/01/22 (c)	218,500

Par Value		Market Value

	Financials (continued)
$ 600,000	Banco Davivienda SA (Colombia) Senior Unsecured Notes 2.950%, 01/29/18 (c)	$592,500
600,000	2.950%, 01/29/18	592,500
600,000	Banco de Bogota SA (Colombia) 5.375%, 02/19/23 (c)	631,200
400,000	5.375%, 02/19/23	420,800
500,000	Banco de Chile (Chile) 6.250%, 06/15/16	552,585
1,000,000	Banco de Credito del Peru (Peru) 4.250%, 04/01/23 (c)	1,008,500
350,000	6.125%, 04/24/27 (a) (c)	382,900
500,000	Banco do Brasil SA/Cayman Islands (Belize) 5.875%, 01/19/23	547,500
400,000	8.500%, 10/20/49 (a)	494,000
100,000	Banco Inter del Peru 8.500%, 04/23/70 (d)	115,000
300,000	Banco Mercantil del Norte SA (Mexico) Subordinated Notes 6.862%, 10/13/21 (a)	324,000
100,000	Bancolombia SA (Colombia) Senior Unsecured Notes 4.250%, 01/12/16	106,250
700,000	Bank of Montreal (Canada) Senior Unsecured Notes 1.400%, 09/11/17	703,515
340,000	BB&T Senior Unsecured Notes 1.600%, 08/15/17	344,976
275,000	Boston Properties Senior Unsecured Notes, REIT 4.125%, 05/15/21	305,795
50,000	3.850%, 02/01/23	54,185
1,000,000	Cielo (Brazil) Senior Unsecured Notes 3.750%, 11/16/22	976,000
1,400,000	Corpbanca (Chile) 3.125%, 01/15/18	1,406,440
250,000	CorpGroup Banking (Chile) 6.750%, 03/15/23 (c)	265,938
250,000	Corpgroup Banking SA 6.750%, 03/15/23	265,938
400,000	DBS Bank (Singapore) 5.000%, 11/15/19 (a)	421,760
675,000	General Electric Capital Senior Unsecured Notes 2.900%, 01/09/17	716,193
800,000	Global Bank (Pitcairn Island) 4.750%, 10/05/17	818,000
300,000	Goldman Sachs Group Senior Unsecured Notes 5.750%, 01/24/22	358,882
600,000	Grupo Aval (Cayman Islands) 5.250%, 02/01/17	648,720
200,000	4.750%, 09/26/22 (c)	202,250
500,000	4.750%, 09/26/22	505,625

See accompanying Notes to Financial Statements.

30

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2013

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Financials (continued)
$ 99,766	IIRSA Norte Finance (Cayman Islands) Senior Secured Notes 8.750%, 05/30/24	$125,206
300,000	Industrial Senior Trust (Cayman Islands) 5.500%, 11/01/22 (c)	301,500
500,000	5.500%, 11/01/22	502,500
700,000	Itau Unibanco Holding SA/Cayman Island (Belize) 5.500%, 08/06/22	746,900
125,000	JPMorgan Chase Senior Unsecured Notes 4.950%, 03/25/20	145,676
475,000	4.500%, 01/24/22	537,578
675,000	Korea Development Bank (South Korea) Senior Unsecured Notes 4.375%, 08/10/15	723,557
424,000	Liberty Mutual 6.500%, 05/01/42 (c)	501,129
400,000	Malayan Banking Bhd (Malaysia) 3.250%, 09/20/22 (a)	406,395
72,000	MetLife Senior Unsecured Notes 6.375%, 06/15/34	94,759
175,000	5.700%, 06/15/35	212,023
125,000	5.875%, 02/06/41	158,176
250,000	4.125%, 08/13/42	250,241
325,000	Morgan Stanley Senior Unsecured Notes 3.750%, 02/25/23	338,047
595,000	National Rural Utilities Cooperative Finance Collateral Trust 10.375%, 11/01/18	866,580
300,000	Oversea-Chinese Banking (Singapore) 4.250%, 11/18/19 (a)	312,260
400,000	Pesquera Exalmar S.A.A. (Peru) Senior Unsecured Notes 7.375%, 01/31/20	399,400
336,000	PNC Funding 4.375%, 08/11/20	385,146
300,000	3.300%, 03/08/22	315,918
350,000	Pttep Australia International Finance Property (Australia) 4.152%, 07/19/15	369,248
800,000	Scotiabank Peru SA (Peru) 4.500%, 12/13/27 (a) (c)	796,000
600,000	4.500%, 12/13/27 (a)	597,000
75,000	Simon Property Group Senior Unsecured Notes 5.650%, 02/01/20	91,828
160,000	4.375%, 03/01/21	182,449
1,000,000	Tanner Servicios Financieros SA (Chile) 4.375%, 03/13/18 (c)	1,017,726
200,000	United Overseas Bank (Singapore) 5.375%, 09/03/19 (a)	210,522

Par Value		Market Value

	Financials (continued)
$1,000,000	VTB Bank OJSC Via VTB Capital (Luxembourg) Senior Unsecured Notes 6.875%, 05/29/18	$1,124,000
525,000	Wells Fargo Senior Unsecured Notes 4.600%, 04/01/21	608,254
75,000	3.500%, 03/08/22	80,622

		27,793,684

	Healthcare – 1.11%
50,000	Becton Dickinson Senior Unsecured Notes 3.250%, 11/12/20	53,989
380,000	3.125%, 11/08/21	402,966
350,000	Biogen Idec Senior Unsecured Notes 6.875%, 03/01/18	431,204
425,000	Celgene Senior Unsecured Notes 3.250%, 08/15/22	438,138
450,000	Medtronic Senior Unsecured Notes 1.375%, 04/01/18	452,648
75,000	Novartis Capital 2.400%, 09/21/22	75,705
350,000	WellPoint Senior Unsecured Notes 5.250%, 01/15/16	389,195
100,000	2.375%, 02/15/17	104,102
175,000	5.875%, 06/15/17	206,672

		2,554,619

	Industrials – 7.88%
200,000	Alpek SA de CV (Mexico) Senior Unsecured Notes 4.500%, 11/20/22 (c)	209,249
200,000	Alrosa Finance (Luxemburg) 8.875%, 11/17/14	220,380
200,000	Andrade Gutierrez International SA (Belize) 4.000%, 04/30/18 (c)	201,000
300,000	BFF International (Cayman Islands) 7.250%, 01/28/20	364,125
300,000	Boeing Senior Unsecured Notes 6.875%, 03/15/39	440,792
350,000	Burlington Northern Santa Fe Senior Unsecured Notes 3.000%, 03/15/23	360,398
600,000	Cementos Pacasmayo SAA (Peru) 4.500%, 02/08/23	595,200
100,000	Cemex Espana Luxembourg (Spain) Senior Secured Notes 9.250%, 05/12/20	110,500

See accompanying Notes to Financial Statements.

31

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2013

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Industrials (continued)
$ 100,000	Cemex Sab de CV (Mexico) Senior Secured Notes 9.000%, 01/11/18	$109,500
600,000	5.875%, 03/25/19 (c)	612,000
1,000,000	Cencosud SA (Colombia) 4.875%, 01/20/23 (c)	1,040,259
200,000	4.875%, 01/20/23	208,052
600,000	CFR International SPA (Colombia) 5.125%, 12/06/22	622,715
400,000	5.125%, 12/06/22 (c)	415,144
800,000	Corp GEO Sab de CV (Mexico) 8.875%, 03/27/22	372,000
100,000	CSN Islands IX (Cayman Islands) 10.000%, 01/15/15	111,950
500,000	Embraer Overseas (Cayman Islands) 6.375%, 01/24/17	569,500
600,000	Empresas ICA (Mexico) 8.375%, 07/24/17	586,500
400,000	8.900%, 02/04/21	392,000
200,000	ESAL GmbH (American Samoa) 6.250%, 02/05/23	199,800
800,000	6.250%, 02/05/23 (c)	799,200
200,000	Ferreycorp SAA (Peru) 4.875%, 04/26/20 (c) (d)	202,250
200,000	Freeport-McMoRan Copper & Gold Senior Unsecured Notes 2.150%, 03/01/17	203,685
800,000	3.550%, 03/01/22	801,900
500,000	Grupo KUO SAB de CV (Mexico) 6.250%, 12/04/22 (c)	543,750
700,000	6.250%, 12/04/22	761,250
125,000	Illinois Tool Works Senior Unsecured Notes 6.250%, 04/01/19	156,847
325,000	3.375%, 09/15/21	357,355
600,000	LPG International (Cayman Islands) 7.250%, 12/20/15	666,000
400,000	NET Servicos de Comunicacao (Belize) 7.500%, 01/27/20	452,000
250,000	Novartis Capital 4.400%, 04/24/20	292,858
400,000	OAS Financial (Belize) 8.875%, 04/29/49 (a) (c) (d)	406,500
300,000	Penerbangan Malaysia (Malaysia) 5.625%, 03/15/16	335,780
200,000	Pesquera Exalmar S.A.A. (Peru) Senior Unsecured Notes 7.375%, 01/31/20 (c)	199,700
600,000	PTT PCL (Thailand) Senior Unsecured Notes 3.375%, 10/25/22	606,352
400,000	SACI Falabella (Colombia) Senior Unsecured Notes 3.750%, 04/30/23 (c)	401,800
600,000	Samarco Mineracao (Belize) Senior Unsecured Notes 4.125%, 11/01/22 (c)	590,250

Par Value		Market Value

	Industrials (continued)
$ 400,000	SMU SA (Colombia) 7.750%, 02/08/20 (c)	$427,500
200,000	Southern Copper Senior Unsecured Notes 5.250%, 11/08/42	193,910
337,000	Southwest Airlines Senior Unsecured Notes 5.750%, 12/15/16	380,457
225,000	5.125%, 03/01/17	251,211
200,000	STATS ChipPAC (Singapore) 5.375%, 03/31/16	208,750
200,000	Telefonica Celular del Paraguay (Paraguay) Senior Unsecured Notes 6.750%, 12/13/22 (c)	218,500
450,000	United Technologies Senior Unsecured Notes 3.100%, 06/01/22	479,794
425,000	Waste Management 6.125%, 11/30/39	544,013

		18,222,676

	Information Technology – 0.89%
375,000	Arrow Electronics Senior Unsecured Notes 3.375%, 11/01/15	389,473
375,000	Microsoft Senior Unsecured Notes 2.125%, 11/15/22	370,424
450,000	Motorola Solutions Senior Unsecured Notes 6.000%, 11/15/17	527,614
300,000	Oracle Senior Unsecured Notes 1.200%, 10/15/17	302,199
450,000	Xerox Senior Unsecured Notes 4.250%, 02/15/15	474,827

		2,064,537

	Materials – 3.45%
400,000	Alfa Bank OJSC Via Alfa Bond Issuance (Iran) 7.500%, 09/26/19	433,080
600,000	Alfa MTN Invest (Cocos (Keeling Islands)) 9.250%, 06/24/13	607,320
300,000	Alfa MTN Issuance (Cocos (Keeling Islands)) 8.000%, 03/18/15	326,250
300,000	Celulosa Arauco y Constitucion SA (Chile) Senior Unsecured Notes 5.000%, 01/21/21	318,923
600,000	4.750%, 01/11/22	625,675
800,000	Cia Minera Milpo SAA (Peru) Senior Unsecured Notes 4.625%, 03/28/23 (c)	814,000

See accompanying Notes to Financial Statements.

32

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2013

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Materials (continued)
$ 350,000	Dow Chemical Senior Unsecured Notes 3.000%, 11/15/22	$350,922
75,000	Ecolab Senior Unsecured Notes 2.375%, 12/08/14	77,009
275,000	1.000%, 08/09/15	276,072
250,000	Inversiones CMPC (Chile) 4.750%, 01/19/18	266,285
550,000	4.500%, 04/25/22	563,207
150,000	4.500%, 04/25/22 (c)	153,602
600,000	Mexichem SAB de CV (Mexico) Senior Unsecured Notes 4.875%, 09/19/22 (c)	654,000
500,000	OJSC Novolipetsk Steel via Steel Funding (Iran) 4.450%, 02/19/18	506,250
500,000	4.450%, 02/19/18 (c)	506,250
200,000	Phosagro OAO via Phosagro Bond Funding (Iran) 4.204%, 02/13/18	205,000
400,000	4.204%, 02/13/18 (c)	410,000
500,000	Polyus Gold International (Jersey) 5.625%, 04/29/20 (c) (d)	511,875
375,000	Teck Resources (Canada) 5.400%, 02/01/43	371,185

		7,976,905

	Telecommunications – 1.99%
275,000	AT&T Senior Unsecured Notes 5.350%, 09/01/40	312,049
150,000	Axiata SPV1 Labuan (Malaysia) 5.375%, 04/28/20	172,728
621,000	British Telecom (United Kingdom) Senior Unsecured Notes 5.950%, 01/15/18	743,619
75,000	Deutsche Telekom International Finance BV (Netherlands) 8.750%, 06/15/30	111,951
200,000	Digicel (Bangladesh) Senior Unsecured Notes 7.000%, 02/15/20	211,500
800,000	6.000%, 04/15/21 (c)	804,000
350,000	France Telecom (France) Senior Unsecured Notes 2.750%, 09/14/16	366,849
300,000	Globo Comunicacao e Participacoes (Belize) 6.250%, 07/20/15 (f)	323,100
200,000	5.307%, 05/11/22 (c) (f)	221,000
	Senior Unsecured Notes
200,000	5.307%, 05/11/22 (f)	221,000
200,000	Koninklijke KPN NV (Netherlands) Senior Unsecured Notes 8.375%, 10/01/30	268,824
200,000	TV Azteca SAB de CV (Mexico) 7.500%, 05/25/18	219,000

Par Value		Market Value

	Telecommunications (continued)
$ 300,000	VimpelCom Holdings BV (Netherlands) 5.200%, 02/13/19 (c)	$307,500
300,000	5.950%, 02/13/23 (c)	306,000

		4,589,120

	Transportation Non Rail – 0.36%
200,000	Gazprombank OJSC Via GPB Eurobond Finance (Iran) Senior Unsecured Notes 7.933%, 06/28/13	202,400
400,000	5.625%, 05/17/17	428,080
200,000	Transnet SOC (South Africa) Senior Unsecured Notes 4.500%, 02/10/16	212,105

		842,585

	Utilities – 1.22%
500,000	AES Andres Dominicana (Cayman Islands) Senior Secured Notes 9.500%, 11/12/20	546,250
150,000	AES Gener (Chile) Senior Unsecured Notes 7.500%, 03/25/14	157,665
400,000	Duke Energy Senior Unsecured Notes 3.550%, 09/15/21	431,586
350,000	EGE Haina Finance (Cayman Islands) Senior Secured Notes 9.500%, 04/26/17	364,000
200,000	Instituto Costarricense de Electricidad (Costa Rica) Senior Unsecured Notes 6.950%, 11/10/21 (c)	229,500
425,000	Midamerican Energy Holdings Senior Unsecured Notes 6.500%, 09/15/37	575,654
475,000	Southern Power Senior Unsecured Notes 4.875%, 07/15/15	517,384

		2,822,039

	Total Corporate Notes and Bonds (Cost $88,658,656)	89,927,135

COLLATERALIZED MORTGAGE-BACKED SECURITIES – 19.01%

1,072,000	American General Mortgage Loan Trust Series 2010-1A, Class A3 5.650%, 03/25/58 (a) (c)	1,131,706
250,000	Banc of America Commercial Mortgage Trust Series 2007-5, Class AM 5.772%, 02/10/51 (a)	282,888
350,000	Banc of America Commercial Mortgage Trust Series 2007-4, Class AM 5.821%, 02/10/51 (a)	406,162

See accompanying Notes to Financial Statements.

33

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2013

Schedule of Investments (unaudited) – continued

Par Value		Market Value
$ 793,391	Banc of America Funding Series 2010-R9, Class 3A3 5.500%, 12/26/35 (c)	$604,047
953,408	Banc of America Funding Series 2006-B, Class 7A1 5.640%, 03/20/36 (a)	858,593
1,074,096	Banc of America Funding Series 2012-R4, Class A 0.464%, 03/04/39 (a) (c)	1,055,376
83,609	Banc of America Large Loan Trust Series 2007-BMB1, Class A2 0.949%, 08/15/29 (a) (c)	82,494
75,000	Banc of America Merrill Lynch Commercial Mortgage Series 2006-4, Class AM 5.675%, 07/10/46	85,437
100,000	Banc of America Re-REMIC Trust Series 2012-CLRN, Class B 1.799%, 08/15/29 (a) (c)	101,236
100,000	Banc of America Re-REMIC Trust Series 2012-CLRN, Class D 2.899%, 08/15/29 (a) (c)	102,224
535,422	Bear Stearns Asset Backed Securities Trust Series 2004-AC2, Class 2A 5.000%, 05/25/34	539,907
125,000	Bear Stearns Commercial Mortgage Securities Series 2006-PW14, Class AM 5.243%, 12/11/38	141,666
275,000	Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class AM 5.905%, 06/11/40 (a)	321,555
100,000	Bear Stearns Commercial Mortgage Securities Series 2005-PWR8, Class A4 4.674%, 06/11/41	106,970
100,000	Bear Stearns Commercial Mortgage Securities Series 2005-T18, Class AJ 5.005%, 02/13/42 (a)	107,497
294,687	Citicorp Mortgage Securities Series 2007-2, Class 3A1 5.500%, 02/25/37	300,505
350,000	Citigroup Commercial Mortgage Trust 2.738%, 01/12/18 (c)	362,711
350,000	Citigroup Commercial Mortgage Trust 3.008%, 01/12/18 (c)	355,082
50,000	Citigroup Commercial Mortgage Trust Series 2005-C3, Class AM 4.830%, 05/15/43 (a)	53,693
992,665	Citigroup Commercial Mortgage Trust Series 2012-GC8, Class XA 2.419%, 09/10/45 (a) (b) (c)	132,900
130,000	Citigroup Commercial Mortgage Trust Series 2006-C5, Class AM 5.462%, 10/15/49	148,471

Par Value		Market Value
$ 375,000	Citigroup Commercial Mortgage Trust Series 2007-C6, Class AM 5.885%, 12/10/49 (a)	$428,588
250,000	Citigroup Commercial Mortgage Trust Series 2008-C7, Class AM 6.340%, 12/10/49 (a)	292,669
6,992,611	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD5, Class XP 0.308%, 11/15/44 (a) (b) (c)	22,146
340,000	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4, Class AMFX 5.366%, 12/11/49 (a)	367,663
1,134,567	Citimortgage Alternative Loan Trust Series 2007-A4, Class 1A13 5.750%, 04/25/37	1,050,041
200,000	Commercial Mortgage Pass Through Certificates Series 2007-TFLA, Class B 0.349%, 02/15/22 (a) (c)	194,376
150,000	Commercial Mortgage Pass Through Certificates Series 2012-FL2, Class GPI 3.700%, 09/17/29 (a) (c) (d) (e)	150,000
300,000	Commercial Mortgage Pass Through Certificates Series 2006-C3, Class AM 5.989%, 06/15/38 (a)	337,839
275,000	Commercial Mortgage Pass Through Certificates Series 2006-C4, Class AM 5.509%, 09/15/39	308,323
300,000	Commercial Mortgage Pass Through Certificates Series 2006-C5, Class AM 5.343%, 12/15/39	335,266
1,988,628	Commercial Mortgage Pass Through Certificates Series 2012-CR3, Class XA 2.374%, 11/15/45 (a) (b)	285,991
350,000	Commercial Mortgage Pass Through Certificates Series 2006-C7, Class AM 5.965%, 06/10/46 (a)	390,001
176,743	Commercial Mortgage Pass Through Certificates Series 2010-C1, Class XPA 2.510%, 07/10/46 (a) (b) (c)	9,189
275,000	Commercial Mortgage Trust Series 2011-THL, Class B 4.554%, 06/09/28 (c)	283,401
200,000	Commercial Mortgage Trust Series 2006-CD3, Class AM 5.648%, 10/15/48	227,769
1,690,689	Countrywide Alternative Loan Trust Series 2005-J8, Class 1A5 5.500%, 07/25/35	1,635,363

See accompanying Notes to Financial Statements.

34

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2013

Schedule of Investments (unaudited) – continued

Par Value		Market Value
$2,097,034	Countrywide Alternative Loan Trust Series 2005-86CB, Class A5 5.500%, 02/25/36	$1,727,357
589,486	Countrywide Alternative Loan Trust Series 2006-J1, Class 2A1 7.000%, 02/25/36	290,827
128,381	Countrywide Alternative Loan Trust Series 2007-18CB, Class 2A17 6.000%, 08/25/37	112,875
491,255	Countrywide Alternative Loan Trust Series 2007-23CB, Class A3 0.704%, 09/25/37 (a)	300,352
469,066	Countrywide Alternative Loan Trust Series 2007-23CB, Class A4 6.300%, 09/25/37 (a) (b)	107,554
1,996,914	Countrywide Home Loan Mortgage Pass Through Trust Series 2007-12, Class A9 5.750%, 08/25/37	1,966,259
1,166,083	Countrywide Home Loan Mortgage Pass Through Trust Series 2005-HYB8, Class 4A1 4.611%, 12/20/35 (a)	1,057,108
1,076,802	Countrywide Home Loan Mortgage Pass Through Trust Series 2007-2, Class A13 6.000%, 03/25/37	1,013,956
249,871	Countrywide Home Loan Mortgage Pass Through Trust Series 2007-7, Class A4 5.750%, 06/25/37	235,101
100,000	Credit Suisse First Boston Mortgage Securities Series 1998 -C2 Class F 6.750%, 11/15/30 (a) (c)	105,356
3,112,446	Credit Suisse First Boston Mortgage Securities Series 1997-C2, Class AX 0.282%, 01/17/35 (a) (b)	2,303
161,112	Credit Suisse First Boston Mortgage Securities Series 2005-8, Class 9A4 5.500%, 09/25/35	153,367
250,000	Credit Suisse First Boston Mortgage Securities Series 2005-C6, Class AJ 5.230%, 12/15/40 (a)	270,085
197,115	Credit Suisse Mortgage Capital Certificates Series 2006-TF2A, Class A2 0.369%, 10/15/21 (a) (c)	193,657
530,781	Credit Suisse Mortgage Capital Certificates Series 2006-7, Class 1A3 5.000%, 08/25/36	441,236
377,727	Credit Suisse Mortgage Capital Certificates Series 2009-13R, Class 2A1 6.000%, 01/26/37 (c)	389,617

Par Value		Market Value
$1,659,996	Credit Suisse Mortgage Capital Certificates Series 2007-1, Class 5A4 6.000%, 02/25/37	$1,541,105
150,000	Credit Suisse Mortgage Capital Certificates Series 2010-RR2, Class 3B 5.342%, 12/15/43 (a) (c)	169,554
250,000	Credit Suisse Mortgage Capital Certificates Series 2009-RR2, Class IQB 5.695%, 04/16/49 (a) (c)	277,848
150,000	CW Capital Cobalt Commercial Mortgage Trust Series 2007-C2, Class AMFX 5.526%, 04/15/47 (a)	173,529
200,000	DBRR Trust Series 2012-EZ1, Class A 1.393%, 09/25/45 (c) (d)	200,940
250,000	DBRR Trust Series 2011-C32, Class A3B 5.924%, 06/17/49 (a) (c)	280,489
150,000	Del Coronado Trust 2.149%, 03/15/26 (a) (c)	150,252
150,000	Del Coronado Trust 2.853%, 03/15/26 (a) (c)	150,251
275,000	Fontainebleau Miami Beach Trust Series 2001-FBLU, Class C 4.270%, 05/05/27 (c)	289,480
100,000	Fontainebleau Miami Beach Trust Series 2012-FBLU, Class E 5.253%, 05/05/27 (c)	105,970
100,000	GE Capital Commercial Mortgage Series 2005-C2, Class B 5.113%, 05/10/43 (a)	106,538
50,000	GMAC Commercial Mortgage Securities Series 2006-C1, Class AM 5.290%, 11/10/45 (a)	54,476
100,000	GMAC Commercial Mortgage Securities Series 2006 -C1 Class AJ 5.349%, 11/10/45 (a)	92,998
250,000	Greenwich Capital Commercial Funding Series 2007-GG9, Class AMFX 5.475%, 03/10/39	282,163
250,000	Greenwich Capital Commercial Funding Series 2007-GG11, Class AM 5.867%, 12/10/49 (a)	288,214
100,000	GS Mortgage Securities Corp II Series 2006-GG6, Class AM 5.622%, 04/10/38 (a)	111,361
350,000	GS Mortgage Securities Trust Series 2006-GG6, Class AJ 5.826%, 04/10/38 (a)	357,014
974,016	GSR Mortgage Loan Trust Series 2006-AR1, Class 3A1 3.187%, 01/25/36 (a)	872,721
145,222	HSBC Asset Loan Obligation Series 2007-2, Class 1A1 5.500%, 09/25/37	145,546

See accompanying Notes to Financial Statements.

35

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2013

Schedule of Investments (unaudited) – continued

Par Value		Market Value
$ 300,000	JPMorgan Chase Commercial Mortgage Securities 1.865%, 10/15/25 (a) (c)	$304,919
2,524,911	JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP8, Class X 0.724%, 05/15/45 (a) (b)	36,908
987,399	JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class XA 2.212%, 06/15/45 (a) (b)	113,623
2,482,968	JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C8, Class XA 2.369%, 10/15/45 (a) (b)	331,343
1,266,992	JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C4, Class XA 1.761%, 07/15/46 (a) (b) (c)	84,531
350,000	JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB17 Class AM 5.910%, 02/12/49 (a)	396,136
175,000	JPMorgan Chase Commercial Mortgage Securities Trust Series 2009-RR2, Class GEB 5.543%, 12/17/49 (c)	196,831
250,000	JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB20, Class AM 6.078%, 02/12/51 (a)	297,476
88,526	JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-C1, Class ASB 5.857%, 02/15/51	97,047
250,000	JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LD12, Class AM 6.198%, 02/15/51 (a)	291,646
250,000	LB Commercial Mortgage Trust Series 2007-C3, Class AMFL 6.081%, 07/15/44 (a) (c)	291,497
100,000	LB-UBS Commercial Mortgage Trust Series 2003-C7, Class D 5.675%, 07/15/37 (a)	100,690
350,000	LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AM 5.413%, 09/15/39	398,719
350,000	LB-UBS Commercial Mortgage Trust Series 2007-C1, Class AJ 5.484%, 02/15/40	353,382
50,000	LB-UBS Commercial Mortgage Trust Series 2005-C3, Class AM 4.794%, 07/15/40	53,884
250,000	Merrill Lynch Mortgage Trust Series 2005-CIP1, Class AM 5.107%, 07/12/38 (a)	271,977
50,000	Merrill Lynch Mortgage Trust Series 2006-C1, Class AM 5.873%, 05/12/39 (a)	56,655

Par Value		Market Value
$ 350,000	Merrill Lynch Mortgage Trust Series 2006-C2, Class AJ 5.802%, 08/12/43 (a)	$345,646
250,000	ML-CFC Commercial Mortgage Trust Series 2007-5, Class AM 5.419%, 08/12/48	276,141
990,969	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class XA 2.085%, 08/15/45 (a) (b) (c)	110,713
250,000	Morgan Stanley Capital I Series 2007-IQ13, Class AM 5.406%, 03/15/44	283,076
1,456,869	Morgan Stanley Capital I Series 2011-C1, Class XA 1.123%, 09/15/47 (a) (b) (c)	45,059
300,000	Morgan Stanley Capital I Trust Series 2006-HQ8, Class AJ 5.677%, 03/12/44 (a)	314,216
300,000	Morgan Stanley Capital I Trust 2007-HQ11 Series 2007-HQ11, Class AJ 5.508%, 02/12/44 (a)	317,112
1,359,686	Morgan Stanley Mortgage Loan Trust Series 2005-3AR, Class 2A2 2.599%, 07/25/35 (a)	1,192,450
200,000	Morgan Stanley Re-REMIC Trust Series 2010-HQ4, Class AJ 4.970%, 04/15/40 (c)	208,281
300,000	Nomura Asset Acceptance Series 2005-AP3, Class A3 5.318%, 08/25/35 (a)	237,796
747,808	Prime Mortgage Trust Series 2006-DR1, Class 2A1 5.500%, 05/25/35 (c)	755,724
277,492	Residential Asset Securitization Trust Series 2006-A6, Class 1A1 6.500%, 07/25/36	185,021
707,765	Residential Asset Securitization Trust Series 2007-A1, Class A8 6.000%, 03/25/37	555,706
188,722	RREF Series 2013-LT2, Class A 2.833%, 05/22/28 (c)	188,888
167,865	SMA Issuer I Series 2012-LV1, Class A 3.500%, 08/20/25 (c)	168,697
516,831	Structured Adjustable Rate Mortgage Loan Trust Series 2006-1, Class 2A2 2.771%, 02/25/36 (a)	460,542
213,330	Structured Asset Securities Series 2005-10, Class 1A1 5.750%, 06/25/35	216,820
100,000	TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class AJ 5.541%, 08/15/39 (a)	110,515

See accompanying Notes to Financial Statements.

36

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2013

Schedule of Investments (unaudited) – continued

Par Value		Market Value
$1,981,452	UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class XA 2.359%, 08/10/49 (a) (b) (c)	$280,878
25,000	Wachovia Bank Commercial Mortgage Trust Series 2005-C22, Class AM 5.516%, 12/15/44 (a)	27,583
300,000	Wachovia Bank Commercial Mortgage Trust Series 2006-C28, Class AJ 5.632%, 10/15/48	274,044
250,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C33, Class AM 6.122%, 02/15/51 (a)	289,768
350,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class AMFL 0.399%, 12/15/43 (c)	326,361
937,268	Wachovia Mortgage Loan Trust Series 2005-A, Class 2A1 2.636%, 08/20/35 (a)	879,603
498,752	Wells Fargo Alternative Loan Trust Series 2007-PA2, Class 1A1 6.000%, 06/25/37	465,981
1,170,823	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2, Class 2A5 2.640%, 03/25/36 (a)	1,133,884
804,943	Wells Fargo Mortgage Backed Securities Trust Series 2007-8, Class 1A16 6.000%, 07/25/37	805,681
766,887	Wells Fargo Mortgage Backed Securities Trust Series 2007-8, Class 2A2 6.000%, 07/25/37	761,034
733,285	Wells Fargo Mortgage Backed Securities Trust Series 2007-13, Class A6 6.000%, 09/25/37	758,211
347,350	Wells Fargo Mortgage Loan Trust Series 2012-RR1 Class A1 2.847%, 08/27/37 (a) (c)	354,098
991,979	WF-RBS Commercial Mortgage Trust Series 2012-C8, Class XA 2.410%, 08/15/45 (a) (b) (c)	134,398
1,487,332	WF-RBS Commercial Mortgage Trust Series 2012-C9, Class XA 2.437%, 11/15/45 (a) (b) (c)	213,079

	Total Collateralized Mortgage-Backed Securities (Cost $40,608,389)	43,971,474

U.S. GOVERNMENT OBLIGATIONS – 14.99%

	U.S. Treasury Bonds – 2.44%
1,840,000	4.250%, 05/15/39	2,353,762
2,780,000	3.750%, 08/15/41	3,283,008

		5,636,770

Par Value		Market Value

	U.S. Treasury Notes – 12.55%
$3,710,000	0.375%, 07/31/13	$3,713,479
3,420,000	0.125%, 08/31/13	3,420,804
3,070,000	0.125%, 09/30/13	3,070,961
3,240,000	2.375%, 05/31/18	3,515,147
1,050,000	1.500%, 08/31/18	1,091,918
2,870,000	1.250%, 04/30/19	2,932,334
3,710,000	1.000%, 08/31/19	3,718,986
2,850,000	2.625%, 11/15/20	3,142,570
1,670,000	1.750%, 05/15/22	1,700,399
2,710,000	1.625%, 08/15/22	2,718,892

		29,025,490

	Total U.S. Government Obligations (Cost $34,416,573)	34,662,260

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS – 10.92%

	Fannie Mae – 4.51%
971,906	5.000%, 09/25/33 Series 2003-92, Class PZ, REMIC	1,092,836
879,512	5.600%, 09/25/36 (a) (b) Series 2009-86, Class CI, REMIC	142,474
537,780	6.420%, 10/25/36 (a) (b) Series 2007-57, Class SX, REMIC	90,389
199,169	5.500%, 03/25/38 Series 2008-14, Class ZA, REMIC	226,895
289,693	4.000%, 01/25/41 Series 2010-156, Class ZC, REMIC	322,332
436,150	4.000%, 03/25/41 Series 2011-18, Class UZ, REMIC	488,602
13,745	4.000%, 08/25/41 Series 2011-77, Class CZ, REMIC	13,719
152,584	8.893%, 09/25/41 (a) Series 2011-88, Class SB, REMIC	154,361
941,771	4.500%, 12/25/41 Series 2011-121, Class JP, REMIC	977,701
1,041,617	3.500%, 03/25/42 Series 2012-20, Class ZT, REMIC	1,099,666
1,566,316	4.000%, 04/25/42 Series 2012-31, Class Z, REMIC	1,728,878
1,020,596	3.500%, 10/25/42 Series 2012-105, Class Z, REMIC	1,062,896
1,223,177	1.500%, 02/25/43 Series 2013-6, Class ZH, REMIC	1,219,814
1,691,826	4.431%, 11/25/49 (a) Series 2012-144, Class PT, REMIC	1,805,555

		10,426,118

	Freddie Mac – 4.97%
2,910,619	3.000%, 08/15/42 Series 269, Class 30, STRIP	3,058,650
757,792	5.000%, 12/15/34 Series 2909, Class Z, REMIC	856,148
1,675,999	5.000%, 03/15/35 Series 2945, Class CZ, REMIC	1,836,284
597,617	5.500%, 08/15/36 Series 3626, Class AZ, REMIC	681,635
380,013	5.901%, 04/15/37 (a) (b) Series 3301, Class MS, REMIC	47,236

See accompanying Notes to Financial Statements.

37

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2013

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Freddie Mac (continued)
$ 309,006	5.801%, 11/15/37 (a) (b) Series 3382, Class SB, REMIC	$30,653
299,535	6.191%, 11/15/37 (a) (b) Series 3384, Class S, REMIC	41,185
1,500,000	4.000%, 12/15/38 Series 3738, Class BP, REMIC	1,650,284
857,323	5.313%, 01/15/39 (a) (b) Series 3500, Class SA, REMIC	96,683
945,296	4.500%, 01/15/40 Series 3818, Class JA, REMIC	978,778
109,401	4.000%, 01/15/41 Series 3795, Class VZ, REMIC	120,481
223,579	4.000%, 06/15/41 Series 3872, Class BA, REMIC	238,611
214,477	4.000%, 07/15/41 Series 3888, Class ZG, REMIC	232,387
378,570	4.500%, 07/15/41 Series 3894, Class ZA, REMIC	427,883
125,853	9.153%, 09/15/41 (a) Series 3924, Class US, REMIC	126,865
525,379	3.500%, 11/15/41 Series 3957, Class DZ, REMIC	561,345
476,191	4.000%, 11/15/41 Series 3957, Class HZ, REMIC	517,924

		11,503,032

	Government National Mortgage Association – 1.44%
53,019	31.205%, 03/20/34 (a) Series 2004-35, Class SA	96,431
1,024,608	7.431%, 08/20/38 (a) (b) Series 2008-69, Class SB	184,508
987,329	5.951%, 03/20/39 (b) Series 2010-98, Class IA	80,035
1,192,343	4.500%, 05/16/39 Series 2009-32, Class ZE	1,300,214
596,172	4.500%, 05/20/39 Series 2009-35, Class DZ	680,355
587,312	4.500%, 09/20/39 Series 2009-75, Class GZ	669,394
2,326,008	5.251%, 06/20/41 (a) (b) Series 2011-89, Class SA	309,766

		3,320,703

	Total Agency Collateralized Mortgage Obligations (Cost $23,868,065)	25,249,853

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES – 7.87%

	Fannie Mae – 5.98%
476,736	4.000%, 09/01/31 Pool # MA3894	514,013
1,065,025	3.500%, 12/01/31 Pool # MA0919	1,136,664
926,323	3.500%, 01/01/32 Pool # MA0949	989,212
2,817,720	3.000%, 12/01/32 Pool # MA1275	2,969,833
1,985,615	3.000%, 03/01/33 Pool # MA1366	2,097,770

Par Value		Market Value

	Fannie Mae (continued)
$ 631,057	4.000%, 02/01/42 Pool # AK4039	$660,089
429,422	4.500%, 03/01/42 Pool # MA1050	449,983
1,277,072	3.500%, 05/01/42 Pool # MA1068	1,338,232
1,112,418	4.000%, 06/01/42 Pool # AB5459	1,165,009
2,396,044	3.500%, 07/01/42 Pool # MA1117	2,510,793

		13,831,598

	Freddie Mac – 1.89%
1,964,720	3.000%, 12/01/32 Gold Pool # C91594	2,075,695
87,290	5.000%, 07/01/35 Gold Pool # G01840	94,146
35,884	5.500%, 12/01/38 Gold Pool # G06172	38,758
419,663	4.000%, 10/01/41 Gold Pool # T60392	439,744
1,636,356	3.500%, 10/01/42 Gold Pool # T65110	1,719,532

		4,367,875

	Total U.S. Government Mortgage-Backed Securities (Cost $18,023,562)	18,199,473

ASSET-BACKED SECURITIES – 3.49%

250,000	Adirondack Park CLO Series 2013-A1, Class X 1.280%, 04/15/16 (a) (c) (d)	250,000
250,000	ALM IV Series 2011-A4, Class C 3.053%, 07/18/22 (a) (c)	248,008
250,000	ARES CLO Series 2012-2A, Class D 5.378%, 10/12/23 (a) (c)	248,445
500,000	ARES XXVI CLO Series 2013-1A, Class D 4.037%, 04/15/25 (a) (c)	491,912
1,422,724	Bayview Financial Acquisition Trust Series 2007-A, Class 1A5 6.101%, 05/28/37 (f)	1,464,389
250,000	BlueMountain CLO Series 2012-1A, Class E 5.802%, 07/20/23 (a) (c)	237,693
250,000	Brookside Mill CLO Series 2013-1A, Class D 3.330%, 04/17/25 (a) (c) (d) (e)	233,025
	Series 2013-1A, Class E
250,000	4.680%, 04/17/25 (a) (c) (d) (e)	224,775
500,000	Canyon Capital CLO Series 2004-1A, Class C 2.804%, 10/15/16 (a) (c)	498,795
100,000	Credit-Based Asset Servicing and Securitization Series 2007-MX1, Class A4 6.231%, 12/25/36 (c) (f)	69,862

See accompanying Notes to Financial Statements.

38

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2013

Schedule of Investments (unaudited) – continued

Par Value		Market Value
$ 20,314	Crest Series 2003-2A, Class A1 0.764%, 12/28/18 (a) (c) (d)	$20,263
250,000	Dryden XXIV Senior Loan Fund Series 2012-24A, Class D 5.040%, 11/15/23 (a) (c)	250,755
250,000	GoldenTree Loan Opportunities VI Series 2012-6A, Class D 4.478%, 04/17/22 (a) (c) (d)	250,375
757,000	GSAA Trust Series 2006-15, Class AF3B 5.933%, 09/25/36 (a)	148,470
500,000	LCM XI Series 10A, Class D 4.904%, 04/15/22 (a) (c)	501,396
	Series 11A, Class D
250,000	4.252%, 04/19/22 (a) (c)	245,583
250,000	Nomad CLO Series 2013-1A, Class B 3.242%, 01/15/25 (a) (c)	250,025
	Series 2013-1A, Class C
250,000	3.792%, 01/15/25 (a) (c)	241,655
250,000	OHA Intrepid Leveraged Loan Fund Series 2011-1AR, Class DR 3.429%, 04/20/21 (a) (c) (d)	250,000
390,394	Residential Asset Mortgage Products Series 2006-RS5, Class A3 0.370%, 09/25/36 (a)	361,149
500,000	Residential Asset Securities Series 2004-KS6, Class A15 5.850%, 07/25/34 (a)	461,372
	Series 2005-KS4, Class M1
516,316	0.610%, 05/25/35 (a)	505,896
158,952	Tricadia CDO Series 2003-1AR, Class A3L 0.987%, 02/28/16 (a) (c) (d)	158,603
250,000	WhiteHorse III Series 2006-1A, Class B1L 2.149%, 05/01/18 (a) (c)	233,695
250,000	Wind River CLO Series 2013-1A, Class C 3.683%, 04/20/25 (a) (c) (d)	230,765

	Total Asset-Backed Securities (Cost $7,942,048)	8,076,906

FOREIGN GOVERNMENT BONDS – 1.00%

700,000	Corp Andina de Fomento Senior Unsecured Notes 3.750%, 01/15/16	746,715
600,000	Costa Rica Government International Bond Senior Unsecured Notes 6.548%, 03/20/14	624,000
426,000	Mexico Government International Bond Senior Unsecured Notes 5.625%, 01/15/17	493,308
250,000	Ras Laffan Liquefied Natural Gas III 5.838%, 09/30/27	298,750
145,425	Ras Laffan Liquefied Natural Gas III Senior Secured Notes 5.832%, 09/30/16	157,423

	Total Foreign Government Bonds (Cost $2,248,182)	2,320,196

Shares		Market Value

INVESTMENT COMPANY – 3.05%

7,043,033	BlackRock Liquidity Funds TempCash Portfolio (g)	$7,043,033

	Total Investment Company (Cost $7,043,033)	7,043,033

Total Investments – 99.22% (Cost $222,808,508)*		229,450,330

Net Other Assets and Liabilities – 0.78%		1,795,698

Net Assets – 100.00%		$231,246,028

*	At April 30, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$8,147,651
Gross unrealized depreciation	(1,505,829)

Net unrealized appreciation	$6,641,822

(a)	Variable rate bond. The interest rate shown reflects the rate in effect at April 30, 2013.
(b)	Interest only security. This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Funds’ Board of Trustees and may only be resold in transactions exempt from registration, to qualified institutional buyers. At April 30, 2013, these securities amounted to $37,871,327 or 16.38% of net assets. These securities have been determined by the Subadviser to be liquid securities.
(d)	Securities with a total aggregate market value of $3,204,371 or 1.39% of the net assets were valued under the fair value procedures established by the Funds’ Board of Trustees.
(e)	Delayed delivery security. See Note (B)(3) to Financial Statements.
(f)	Step Coupon. A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods until maturity. The coupon rate shown will be accrual rate until maturity.
(g)	Securities with an aggregate market value of $1,229,217 has been pledged as collateral for delayed delivery securities.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor
STRIP	Separate Trading of Registered Interest and Principal

Portfolio Composition
U.S. Government Obligations	15%
U.S. Government Agency Obligations	19%
Corporate Notes and Bonds (S&P Ratings)
AAA	2%
AA	4%
A	9%
BBB	28%
BB	5%
B	4%
Lower than B	10%
Not Rated	4%

100%

See accompanying Notes to Financial Statements.

39

Aston Funds

ASTON/TCH Fixed Income Fund	April 30, 2013

Schedule of Investments (unaudited)

Par Value		Market Value

CORPORATE NOTES AND BONDS – 64.02%

	Consumer Discretionary – 3.96%
$865,000	Limited Brands Senior Unsecured Notes 7.600%, 07/15/37	$954,744
100,000	Macy’s Retail Holdings 7.875%, 07/15/15 (a)	114,717
200,000	PVH Senior Unsecured Notes 4.500%, 12/15/22	207,250
200,000	QVC 5.125%, 07/02/22	215,550
500,000	5.950%, 03/15/43 (b)	516,412
250,000	Staples Senior Unsecured Notes 9.750%, 01/15/14	265,700
450,000	Whirlpool, MTN Senior Unsecured Notes 8.600%, 05/01/14	485,234

		2,759,607

	Consumer Staples – 3.30%
500,000	Altria Group 8.500%, 11/10/13	520,778
200,000	10.200%, 02/06/39	341,915
250,000	Corn Products International Senior Unsecured Notes 6.625%, 04/15/37	310,436
150,000	PepsiCo Senior Unsecured Notes 7.900%, 11/01/18	200,160
100,000	Reynolds American 7.750%, 06/01/18	127,347

Par Value		Market Value

	Consumer Staples (continued)
$300,000	Walgreen Senior Unsecured Notes 4.875%, 08/01/13	$303,180
500,000	0.780%, 03/13/14 (c)	501,294

		2,305,110

	Energy – 10.08%
500,000	Chesapeake Energy 6.775%, 03/15/19	548,125
250,000	6.625%, 08/15/20	284,063
250,000	6.125%, 02/15/21	276,250
500,000	Dolphin Energy (United Arab Emirates) 5.500%, 12/15/21 (b)	593,750
250,000	El Paso Pipeline Partners Operating 7.500%, 11/15/40	342,088
250,000	Energy Transfer Partners Senior Unsecured Notes 9.000%, 04/15/19	334,224
250,000	5.150%, 02/01/43	262,076
250,000	Hess Senior Unsecured Notes 8.125%, 02/15/19	326,197
250,000	KazMunayGas National (Kazakhstan) Senior Unsecured Notes 5.750%, 04/30/43 (b)	255,000
400,000	Kinder Morgan Energy Partners Senior Unsecured Notes 9.000%, 02/01/19	541,594
450,000	Nabors Industries 9.250%, 01/15/19	578,558
250,000	Pride International Senior Unsecured Notes 6.875%, 08/15/20	318,238
250,000	Puget Energy 5.625%, 07/15/22	281,449
750,000	Rockies Express Pipeline Senior Unsecured Notes 6.875%, 04/15/40 (b)	682,500
250,000	Rowan 5.000%, 09/01/17	278,728
250,000	5.400%, 12/01/42	258,629
250,000	Valero Energy 9.375%, 03/15/19	344,040
400,000	Weatherford International (Bermuda) 9.625%, 03/01/19	529,580

		7,035,089

	Financials – 21.29%
250,000	AFLAC Senior Unsecured Notes 8.500%, 05/15/19	339,865
450,000	American Financial Group Senior Unsecured Notes 9.875%, 06/15/19	613,808
250,000	Banco Bradesco SA/Cayman Islands (Brazil) Subordinated Notes 5.750%, 03/01/22 (b)	273,125

See accompanying Notes to Financial Statements.

40

Aston Funds

ASTON/TCH Fixed Income Fund	April 30, 2013

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Financials (continued)
$250,000	Bancolombia SA (Colombia) Senior Unsecured Notes 5.950%, 06/03/21	$283,125
250,000	Subordinated Notes 5.125%, 09/11/22	256,625
125,000	Berkshire Hathaway Finance Senior Unsecured Notes 5.000%, 08/15/13	126,686
150,000	Blackstone Holdings Finance 6.625%, 08/15/19 (b) (d)	182,347
250,000	6.250%, 08/15/42 (b) (d)	294,346
250,000	Bunge Ltd Finance 8.500%, 06/15/19	326,288
400,000	CME Group Senior Unsecured Notes 5.400%, 08/01/13	404,821
500,000	Daimler Finance 1.059%, 04/10/14 (b) (c)	502,201
250,000	Discover Bank Subordinated Notes 7.000%, 04/15/20	312,878
500,000	Dun & Bradstreet Senior Unsecured Notes 4.375%, 12/01/22 (d)	516,530
500,000	Entertainment Properties Trust 5.750%, 08/15/22	557,831
1,000,000	General Electric Capital, MTN Senior Unsecured Notes 0.975%, 04/24/14 (c)	1,007,124
800,000	Goldman Sachs Capital I 6.345%, 02/15/34	845,294
250,000	Goldman Sachs Group Subordinated Notes 6.750%, 10/01/37	288,026
250,000	ING US 5.500%, 07/15/22 (b)	284,847
250,000	Intesa San Paolo SPA (Italy) Unsecured Notes 3.875%, 01/16/18	250,458
500,000	IPIC, GMTN (Cayman Islands) 5.000%, 11/15/20 (b)	573,750
250,000	6.875%, 11/01/41 (b)	342,500
250,000	Itau Unibanco Holding SA (Brazil) Subordinated Notes 5.500%, 08/06/22 (b)	266,750
200,000	Jefferies Group Senior Unsecured Notes 8.500%, 07/15/19	254,909
250,000	6.500%, 01/20/43	276,185
250,000	JPMorgan Chase, GMTN Senior Unsecured Notes 0.908%, 02/26/16 (c)	250,663
500,000	JPMorgan Chase, MTN Senior Unsecured Notes 1.075%, 01/24/14 (c)	502,892
250,000	KKR Group Finance 5.500%, 02/01/43 (b)	250,013

Par Value		Market Value

	Financials (continued)
$250,000	Lincoln National Senior Unsecured Notes 7.000%, 06/15/40	$345,887
300,000	Marsh & McLennan Senior Unsecured Notes 9.250%, 04/15/19	409,889
750,000	Merrill Lynch, MTN Senior Unsecured Notes 6.875%, 04/25/18	912,836
500,000	Morgan Stanley,GMTN Senior Unsecured Notes 5.500%, 07/28/21	587,883
250,000	Nomura Holdings (Japan), MTN Semior Unsecured Notes 1.730%, 09/13/16 (c)	251,349
250,000	Qtel International Finance (Bermuda) 4.500%, 01/31/43 (b)	247,813
250,000	Royal Bank of Canada (Canada), GMTN Senior Unsecured Notes 0.976%, 10/30/14 (c)	252,249
1,000,000	SLM, MTN Senior Unsecured Notes 5.625%, 08/01/33	955,000
500,000	Wells Fargo Senior Unsecured Notes 1.205%, 06/26/15 (c)	506,489

		14,853,282

	Healthcare – 3.01%
125,000	Davita 6.375%, 11/01/18	133,906
200,000	Hospira, GMTN Senior Unsecured Notes 6.400%, 05/15/15	218,977
250,000	Humana Senior Unsecured Notes 8.150%, 06/15/38	365,735
500,000	Lorillard Tobacco 8.125%, 05/01/40	664,441
200,000	Quest Diagnostics 1.134%, 03/24/14 (c)	200,979
250,000	St Jude Medical Senior Unsecured Notes 4.750%, 04/15/43	268,719
250,000	Watson Pharmaceuticals Senior Unsecured Notes 4.625%, 10/01/42	248,241

		2,100,998

	Industrials – 3.14%
370,000	Burlington Northern Santa Fe Senior Unsecured Notes 7.000%, 02/01/14	387,598
250,000	FedEx Senior Notes 8.000%, 01/15/19	329,136

See accompanying Notes to Financial Statements.

41

Aston Funds

ASTON/TCH Fixed Income Fund	April 30, 2013

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Industrials (continued)
$500,000	Mexichem SAB de CV (Mexico) 6.750%, 09/19/42 (b)	$575,000
250,000	Transocean (Cayman Islands) 7.350%, 12/15/41	320,212
250,000	Vale SA (Brazil) Senior Unsecured Notes 5.625%, 09/11/42	262,724
250,000	Waste Management 7.375%, 03/11/19	316,445

		2,191,115

	Information Technology – 4.88%
250,000	Apple Senior Unsecured Notes 3.850%, 05/04/43	248,545
250,000	DIRECTV Holdings/DIRECTV Financing 5.150%, 03/15/42	256,495
250,000	eBay Senior Unsecured Notes 4.000%, 07/15/42	236,825
500,000	Hewlett-Packard Senior Unsecured Notes 6.000%, 09/15/41	508,955
500,000	International Business Machines Senior Unsecured Notes 6.500%, 10/15/13	514,038
100,000	KLA Instruments Senior Unsecured Notes 6.900%, 05/01/18	120,533
500,000	Telecom Italia Capital SA (Luxembourg) 7.721%, 06/04/38	557,911
700,000	Turner Broadcasting System 8.375%, 07/01/13	708,746
250,000	Xerox Senior Unsecured Notes 1.680%, 09/13/13 (c)	250,781

		3,402,829

	Materials – 4.36%
750,000	ArcelorMittal (Luxembourg) Senior Unsecured Notes 6.000%, 03/01/21 (a)	795,968
400,000	7.500%, 10/15/39 (a)	422,468
200,000	Bemis Senior Unsecured Notes 6.800%, 08/01/19	242,960
250,000	Braskem America Finance 7.125%, 07/22/41 (b)	266,875
250,000	Dow Chemical (The) Senior Unsecured Notes 8.550%, 05/15/19	337,533
250,000	International Paper Senior Unsecured Notes 8.700%, 06/15/38	378,121
550,000	Rio Tinto Finance (Australia) 8.950%, 05/01/14	594,876

		3,038,801

Par Value		Market Value

	Telecommunication Services – 6.52%
$500,000	British Telecommunications (United Kingdom) Senior Unsecured Notes 1.405%, 12/20/13 (c)	$503,316
500,000	CenturyLink Senior Unsecured Notes 7.600%, 09/15/39	516,964
500,000	7.650%, 03/15/42	517,012
400,000	Expedia 5.950%, 08/15/20	448,888
350,000	Frontier Communications Senior Unsecured Notes 9.000%, 08/15/31	369,250
250,000	Telefonica Emisiones SAU (Spain) 5.877%, 07/15/19	282,345
500,000	Telefonica Europe BV (Netherlands) 8.250%, 09/15/30	629,424
450,000	Time Warner Cable 8.250%, 02/14/14	476,445
250,000	Vodafone Group (United Kingdom) Senior Unsecured Notes 0.675%, 02/19/16 (c)	250,348
500,000	Windstream 7.500%, 06/01/22	553,750

		4,547,742

	Utilities – 3.48%
500,000	Dubai Electricity & Water Authority (United Arab Emirates) Senior Unsecured Notes 8.500%, 04/22/15 (b)	563,750
450,000	FPL Group Capital 7.875%, 12/15/15	527,957
500,000	Georgia Power Senior Unsecured Notes 0.600%, 03/15/16 (c)	500,643
150,000	Pacific Gas & Electric Senior Unsecured Notes 8.250%, 10/15/18	201,851
450,000	Sempra Energy Senior Unsecured Notes 9.800%, 02/15/19	636,214

		2,430,415

	Total Corporate Notes and Bonds (Cost $39,594,657)	44,664,988

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 28.18%

	Fannie Mae – 5.30%
252,295	6.000%, 11/01/17, Pool # 662854	270,555
93,773	6.000%, 04/01/18, Pool # 725175	99,285
228,317	5.500%, 11/01/18, Pool # 748886	248,629
86,621	4.500%, 06/01/19, Pool # 747860	94,337

See accompanying Notes to Financial Statements.

42

Aston Funds

ASTON/TCH Fixed Income Fund	April 30, 2013

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Fannie Mae (continued)
$441,808	6.000%, 01/01/21, Pool # 850787	$482,573
211,210	6.000%, 09/01/32, Pool # 847899	236,186
107,645	6.000%, 02/01/34, Pool # 771952	120,912
89,676	7.500%, 02/01/35, Pool # 787557	106,558
19,216	7.500%, 04/01/35, Pool # 819231	20,693
150,681	6.000%, 11/01/35, Pool # 844078	166,051
185,789	5.000%, 05/01/36, Pool # 745581	201,924
119,160	6.000%, 12/01/36, Pool # 888029	130,570
156,986	5.500%, 06/01/37, Pool # 918778	170,762
157,794	6.500%, 10/01/37, Pool # 888890	178,399
493,190	5.500%, 03/01/38, Pool # 962344	536,469
313,916	4.000%, 02/01/41, Pool # AE0949	336,108
275,421	4.000%, 02/01/41, Pool # AH5695	294,891

		3,694,902

	Freddie Mac – 5.18%
412,670	5.500%, 11/01/20, Gold Pool # G18083	445,434
85,307	5.500%, 12/01/20, Gold Pool # G11820	92,079
63,229	6.000%, 10/01/35, Gold Pool # A47772	69,710
198,733	5.500%, 05/01/37, Gold Pool # A60048	214,651
342,780	5.500%, 09/01/37, Gold Pool # G03202	370,235
376,415	5.000%, 02/01/38, Gold Pool # A73409	404,095
615,286	5.000%, 04/01/38, Gold Pool # G04334	676,625
310,927	4.000%, 12/01/39, Gold Pool # G06935	332,024
145,978	4.000%, 05/01/41, Gold Pool # Q00870	155,882
797,834	4.000%, 11/01/41, Gold Pool # Q04550	851,969

		3,612,704

	Government National Mortgage Association – 2.21%
209,418	5.000%, 05/20/37, Pool # 782156	230,598
438,381	5.000%, 08/20/37, Pool # 4015	482,170

Par Value		Market Value

	Government National Mortgage Association (continued)
$379,999	6.000%, 07/20/38, Pool # 4195	$429,939
251,960	5.500%, 08/20/38, Pool # 4215	265,230
120,832	6.000%, 01/15/39, Pool # 698036	136,593

		1,544,530

	U.S. Treasury Bill – 1.43%
1,000,000	0.00%, 05/02/13	999,999

	U.S. Treasury Inflation Index Bonds – 8.23%
1,612,335	1.375%, 07/15/18	1,868,798
1,062,840	1.250%, 07/15/20	1,263,368
1,028,420	0.625%, 07/15/21	1,175,773
1,106,410	1.750%, 01/15/28	1,432,023

		5,739,962

	U.S. Treasury Notes – 5.83%
1,000,000	3.625%, 05/15/13	1,001,485
1,000,000	4.250%, 08/15/13	1,012,344
1,000,000	4.250%, 11/15/13	1,022,500
1,000,000	4.000%, 02/15/14	1,030,781

		4,067,110

	Total U.S. Government and Agency Obligations (Cost $18,527,658)	19,659,207

ASSET-BACKED SECURITIES – 1.79%

73,064	Ford Credit Auto Owner Trust Series 2009-B, Class A4 4.500%, 07/15/14	73,190
244,207	Series 2009-D, Class A4 2.980%, 08/15/14	245,305
325,017	Series 2009-C, Class A4 4.430%, 11/15/14	327,263
601,892	Series 2010-A, Class A4 2.150%, 06/15/15	606,823

	Total Asset-Backed Securities (Cost $1,255,896)	1,252,581

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.27%

275,000	Bear Stearns Commercial Mortgage Securities Series 2007-T28, Class A4 5.742%, 09/11/42	325,205
500,000	Citigroup Commercial Mortgage Series 2004-C1, Class A4 5.613%, 04/15/40	517,231
42,089	JP Morgan Chase Commercial Mortgage Securities Series 2005-CB13, Class A2 5.247%, 01/12/43	42,453

	Total Commercial Mortgage-Backed Securities (Cost $747,279)	884,889

See accompanying Notes to Financial Statements.

43

Aston Funds

ASTON/TCH Fixed Income Fund	April 30, 2013

Schedule of Investments (unaudited) – continued

Par Value		Market Value

FOREIGN GOVERNMENT BONDS – 1.13%

$500,000	Republic of Poland Senior Unsecured Notes 5.000%, 03/23/22	$585,025
150,000	State of Qatar Senior Unsecured Notes 6.400%, 01/20/40 (b)	204,750

	Total Foreign Government Bonds (Cost $643,548)	789,775

Shares

INVESTMENT COMPANY – 2.80%

1,951,600	BlackRock Liquidity Funds TempCash Portfolio	1,951,600

	Total Investment Company (Cost $1,951,600)	1,951,600

Total Investments – 99.19% (Cost $62,720,638)*	69,203,040

Net Other Assets and Liabilities – 0.81%	568,284

Net Assets – 100.00%	$69,771,324

*	At April 30, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$6,553,757
Gross unrealized depreciation	(71,355)

Net unrealized appreciation	$6,482,402

(a)	Step Coupon. A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods until maturity. The coupon rate shown will be accrual rate until maturity.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Funds’ Board of Trustees and may only be resold in transactions exempt from registration, to qualified institutional buyers. At April 30, 2013, these securities amounted to $6,875,729 or 9.85% of net assets. These securities have been determined by the Subadviser to be liquid securities.
(c)	Variable rate bond. The interest rate shown reflects the rate in effect at April 30, 2013.
(d)	Standard & Poor’s (S&P) credit ratings are used in the absence of a rating by Moody’s Investors, Inc.

GMTN	Global Medium Term Note
MTN	Medium Term Note
S&P	Standard & Poor
SPA	Stand by Purchase Agreement

Portfolio Composition
Investment Company	3%
U.S. Government Obligations and Agency Obligations	29%
Commercial Mortgage-Backed Securities	1%
Asset-Backed Securities	2%
Foreign Government Bonds	1%
Corporate Notes and Bonds
(Moody’s Ratings) (d)
AA	4%
A	12%
BBB	34%
BB	11%
B	3%

100%

See accompanying Notes to Financial Statements.

44

Aston Funds

ASTON/Lake Partners LASSO Alternatives Fund	April 30, 2013

Schedule of Investments (unaudited)

Shares		Market Value

INVESTMENT COMPANIES – 99.81%

	Convertible Arbitrage – 4.99%
1,449,251	Calamos Market Neutral Income Fund	$18,492,443

	Merger Arbitrage – 4.98%
1,685,270	Touchstone Merger Arbitrage Fund	18,453,711

	Hedged Credit and Strategic Fixed Income – 34.65%
1,441,750	BlackRock Global Long/Short Credit Fund-INS	15,426,730
2,578	Driehaus Active Income Fund	27,812
740,843	Driehaus Emerging Markets Small Cap Growth Fund	9,282,768
466,301	Guggenheim Macro Opportunities Fund	12,949,176
1,625,964	John Hancock Funds II - Strategic Income Opportunities Fund	18,503,466
1,427,502	Metropolitan West High Yield Bond Fund-I	15,302,822
1,086,152	Metropolitan West Unconstrained Bond Fund	12,903,481
2,627,985	PIMCO Income Fund	33,480,524
654,582	PIMCO Mortgage Opportunities Fund	7,337,864
279,379	Scout Unconstrained Bond Fund	3,271,533

		128,486,176

	Global Macro – 7.48%
2,504,154	John Hancock Funds II - Global Absolute Return Strategies Fund	27,746,030

Shares		Market Value

	Long/Short Strategies – 45.98%
1,430,517	BlackRock Emerging Markets Long/Short Equity Fund-IS	$15,292,228
747,078	Convergence Core Plus Fund	11,318,239
908,768	FPA Crescent Fund-I	27,844,638
3,026,430	Robeco Boston Partners Long/Short Equity Fund-IS	64,584,006
295,628	Royce Global Select Fund-INV	4,981,323
3,234,319	The Weitz Funds - Partners III Opportunity Fund	46,477,164

		170,497,598

	Cash Equivalents – 1.73%
6,414,870	BlackRock Liquidity Funds Treasury Trust Fund Portfolio	6,414,870

	Total Investment Companies (Cost $350,526,055)	370,090,828

Total Investments – 99.81% (Cost $350,526,055)*		370,090,828

Net Other Assets and Liabilities – 0.19%		707,807

Net Assets – 100.00%		$370,798,635

*	At April 30, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$20,281,480
Gross unrealized depreciation	(716,707)

Net unrealized appreciation	$19,564,773

See accompanying Notes to Financial Statements.

45

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund	April 30, 2013

Schedule of Investments (unaudited)

The chart represents total investments in the Fund. Net Other Assets and Liabilities are negative 4.43% and cannot be represented in the pie chart format.

Shares		Market Value

COMMON STOCKS – 102.10%

	Consumer Discretionary – 17.12%
129,000	Carnival (a)	$4,451,790
460,000	Ford Motor (a)	6,306,600
115,000	Kohl’s (a)	5,411,900
500,000	Staples (a)	6,620,000

		22,790,290

	Energy – 0.67%
10,000	Occidental Petroleum (a)	892,600

	Financials – 9.11%
176,000	MetLife (a)	6,862,240
50,000	SunTrust Banks (a)	1,462,500
100,000	Wells Fargo (a)	3,798,000

		12,122,740

	Healthcare – 1.75%
700	Medtronic (a)	32,676
35,000	Stryker (a)	2,295,300

		2,327,976

	Industrials – 7.80%
45,000	General Electric (a)	1,003,050
30,000	Lockheed Martin (a)	2,972,700
7,500	Norfolk Southern (a)	580,650
95,000	Raytheon (a)	5,831,100

		10,387,500

Shares		Market Value

	Information Technology – 36.07%
485,000	Applied Materials (a)	$7,037,350
200,000	Cisco Systems (a)	4,184,000
475,000	Corning (a)	6,887,500
280,000	Intel (a)	6,706,000
73,000	KLA-Tencor (a)	3,960,250
215,000	Microsoft (a)	7,116,500
625,000	Nokia OYJ, SP ADR (Finland) * (a)	2,112,500
100,000	Seagate Technology (Ireland) (a)	3,670,000
740,000	Xerox (a)	6,349,200

		48,023,300

	Materials – 2.29%
90,000	Dow Chemical (a)	3,051,900

	Telecommunication Services – 6.49%
60,000	AT&T (a)	2,247,600
170,000	CenturyLink (a)	6,386,900

		8,634,500

	Utilities – 20.80%
69,000	Entergy (a)	4,914,870
150,000	Exelon (a)	5,626,500
130,000	FirstEnergy (a)	6,058,000
134,700	PPL (a)	4,496,286
180,000	Public Service Enterprise Group (a)	6,589,800

		27,685,456

	Total Common Stocks (Cost $130,520,129)	135,916,262

Number of Contracts

PURCHASED OPTIONS – 0.34%

	SPDR S&P 500 ETF Trust
1,000	Strike @ $134 Exp 6/13	15,000
1,500	Strike @ $135 Exp 6/13	24,000
1,500	Strike @ $136 Exp 6/13	27,000
1,000	Strike @ $137 Exp 6/13	20,000
1,000	Strike @ $138 Exp 6/13	22,000
1,000	Strike @ $139 Exp 6/13	25,000
2,000	Strike @ $140 Exp 6/13	56,000
1,000	Strike @ $141 Exp 6/13	31,000
1,000	Strike @ $142 Exp 6/13	35,000
500	Strike @ $136 Exp 6/13	11,250
1,000	Strike @ $137 Exp 6/13	24,500
1,000	Strike @ $138 Exp 6/13	32,000
1,000	Strike @ $139 Exp 6/13	30,500
1,000	Strike @ $140 Exp 6/13	37,000
500	Strike @ $141 Exp 6/13	20,500
500	Strike @ $142 Exp 6/13	22,000
300	Strike @ $137 Exp 7/13	12,600
300	Strike @ $138 Exp 7/13	13,650

	Total Purchased Options (Cost $1,250,547)	459,000

See accompanying Notes to Financial Statements.

46

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund	April 30, 2013

Schedule of Investments (unaudited) – continued

Shares		Market Value

INVESTMENT COMPANY – 1.99%

2,649,663	BlackRock Liquidity Funds TempCash Portfolio	$2,649,663

	Total Investment Company (Cost $2,649,663)	2,649,663

Total Investments – 104.43% (Cost $134,420,339)**		139,024,925

Net Other Assets and Liabilities – (4.43)%		(5,900,554)

Net Assets – 100.00%		$133,124,371

*	Non-income producing security.
**	At April 30, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$10,358,704
Gross unrealized depreciation	(5,754,118)

Net unrealized appreciation	$4,604,586

(a)	These securities are pledged as collateral for written call options.

ETF	Exchange-Traded Fund
S&P	Standard & Poor
SP ADR	Sponsored American Depositary Receipt
SPDR	Standard & Poor’s Depositary Receipt

Transactions in written call options for the period ended April 30, 2013 were as follows:

Contracts	Number of Contracts	Premium
Outstanding, October 31, 2013	56,326	$3,939,696
Call Options Written	150,672	10,318,447
Call Options Closed or Expired	(146,917)	(10,029,169)
Call Options Exercised	(932)	(92,466)

Outstanding, April 30, 2013	59,149	$4,136,508

Premiums received and value of written call equity options outstanding as of April 30, 2013.

Number of Contracts	Description	Premium Received	Market Value
	Applied Materials
700	Strike @ $13 Exp 10/13	$ 86,063	$ 126,700
100	Strike @ $14 Exp 10/13	8,100	11,200
4,050	Strike @ $15 Exp 1/14	249,846	344,250

	AT&T
600	Strike @ $37 Exp 10/13	22,599	97,200

	Carnival
500	Strike @ $35 Exp 10/13	128,997	85,000
790	Strike @ $34.50 Exp 1/14	157,857	197,500

	CenturyLink
493	Strike @ $38 Exp 10/13	25,156	61,625
1,207	Strike @ $40 Exp 1/14	68,724	108,630

Number of Contracts	Description	Premium Received	Market Value
	Cisco Systems
700	Strike @ $20 Exp 1/14	$ 138,597	$ 147,000
1,000	Strike @ $21 Exp 1/14	126,997	147,000
300	Strike @ $23 Exp 1/14	21,600	23,400

	Corning
4,750	Strike @ $17 Exp 1/14	73,229	161,500

	Dow Chemical
400	Strike @ $35 Exp 1/14	41,099	75,200
400	Strike @ $37 Exp 1/14	34,615	47,200

	Entergy
532	Strike @ $70 Exp 1/14	52,687	170,240
158	Strike @ $72.50 Exp 1/14	20,613	38,315

	Exelon
500	Strike @ $35 Exp 10/13	22,000	155,000
300	Strike @ $36 Exp 10/13	15,000	66,300
700	Strike @ $35 Exp 1/14	52,799	210,000

	FirstEnergy
200	Strike @ $47 Exp 7/13	5,812	16,000
200	Strike @ $44 Exp 10/13	9,800	57,000
900	Strike @ $50 Exp 1/14	28,808	51,300

	Ford Motor
485	Strike @ $14 Exp 12/13	31,671	40,255
2,000	Strike @ $15 Exp 12/13	82,037	102,000
315	Strike @ $16 Exp 12/13	9,295	9,135
800	Strike @ $15 Exp 1/14	42,211	46,400
1,000	Strike @ $17 Exp 1/14	20,529	21,000

	General Electric
450	Strike @ $22 Exp 1/14	47,249	64,800

	Intel
500	Strike @ $25 Exp 1/14	19,500	53,500
2,300	Strike @ $27 Exp 1/14	41,874	117,300

	KLA-Tencor
730	Strike @ $50 Exp 1/14	334,391	501,510

	Kohl’s
558	Strike @ $50 Exp 10/13	83,433	93,744
151	Strike @ $52.50 Exp 1/14	22,403	22,952
441	Strike @ $55 Exp 1/14	40,699	40,131

	Lockheed Martin
100	Strike @ $92.50 Exp 9/13	17,296	75,000
200	Strike @ $95 Exp 9/13	47,575	112,000

	Medtronic
7	Strike @ $43 Exp 5/13	911	2,625

	MetLife
100	Strike @ $36 Exp 6/13	12,530	32,300
1,200	Strike @ $37 Exp 9/13	223,450	396,000
460	Strike @ $40 Exp 1/14	87,436	118,220

	Microsoft
1,300	Strike @ $32 Exp 1/14	123,947	327,600
850	Strike @ $35 Exp 1/14	19,023	106,250

See accompanying Notes to Financial Statements.

47

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund	April 30, 2013

Schedule of Investments (unaudited) – continued

Number of Contracts	Description	Premium Received	Market Value
	Nokia
1,163	Strike @ $5 Exp 7/13	$ 17,550	$ 3,489
1,000	Strike @ $6 Exp 7/13	15,350	1,000
47	Strike @ $5.50 Exp 1/14	1,699	611
4,040	Strike @ $7 Exp 1/14	63,526	20,200

	Norfolk Southern
3	Strike @ $65 Exp 6/13	354	3,780
12	Strike @ $67.50 Exp 6/13	1,536	12,000
60	Strike @ $70 Exp 6/13	8,580	45,420

	Occidental Petroleum
50	Strike @ $90 Exp 1/14	9,650	31,250
50	Strike @ $95 Exp 1/14	9,500	22,000

	PPL
544	Strike @ $30 Exp 7/13	26,638	184,960
803	Strike @ $31 Exp 7/13	24,006	188,705

	Public Service Enterprise
1,800	Strike @ $35 Exp 9/13	52,333	351,000

	Raytheon
400	Strike @ $57.50 Exp 8/13	43,184	190,000
499	Strike @ $57.50 Exp 1/14	83,811	260,728
51	Strike @ $60 Exp 1/14	6,169	18,105

	Seagate Technology
400	Strike @ $42 Exp 9/13	40,484	37,200
100	Strike @ $44 Exp 9/13	10,296	6,150
50	Strike @ $43 Exp 12/13	6,748	7,275
150	Strike @ $40 Exp 1/14	27,594	35,250
250	Strike @ $43 Exp 1/14	38,340	37,250

	Staples
1,500	Strike @ $15 Exp 1/14	90,733	94,500
3,000	Strike @ $17 Exp 1/14	144,776	105,000
500	Strike @ $20 Exp 1/14	7,000	2,500

	Stryker
200	Strike @ $57.50 Exp 6/13	31,599	166,000
150	Strike @ $60 Exp 6/13	15,085	85,500

	SunTrust Banks
500	Strike @ $30 Exp 1/14	72,480	100,750

	Wells Fargo
1,000	Strike @ $36 Exp 10/13	157,996	277,000

	Xerox
2,056	Strike @ $8 Exp 10/13	177,882	192,236
150	Strike @ $9 Exp 10/13	6,000	6,300
4,194	Strike @ $10 Exp 1/14	147,153	117,432
1,000	Strike @ $8 Exp 1/14	99,998	110,000

	Total Written Call Options	$4,136,508	$7,393,873

See accompanying Notes to Financial Statements.

48

Aston Funds

ASTON/River Road Long-Short Fund	April 30, 2013

Schedule of Investments (unaudited)

The chart represents total investments in the Fund. Exchange Traded Funds and Utilities are negative 3.28% and 0.66%, respectively, and cannot be represented in the pie chart format.

Shares		Market Value

COMMON STOCKS – 72.10%

	Consumer Discretionary – 21.38%
19,229	Bob Evans Farms	$833,385
8,741	Coach (a)	514,495
21,111	DIRECTV * (a)	1,194,038
22,964	General Motors * (a)	708,210
13,128	Kohl’s (a)	617,804
34,891	Regis (a)	654,206
13,347	Thomson Reuters (a)	446,991
9,599	Viacom, Class B (a)	614,240

		5,583,369

	Consumer Staples – 4.48%
11,177	Harris Teeter Supermarkets (a)	467,087
13,633	Molson Coors Brewing, Class B (a)	703,463

		1,170,550

	Energy – 7.25%
23,455	Cloud Peak Energy *	458,311
7,092	Devon Energy (a)	390,486
5,954	Occidental Petroleum (a)	531,454
9,393	Williams Partners LP (a)	513,327

		1,893,578

	Financials – 4.90%
13,617	American International Group * (a)	564,016
1,236	White Mountains Insurance Group (a)	714,791

		1,278,807

	Healthcare – 2.42%
10,650	Express Scripts * (a)	632,290

Shares		Market Value

	Industrials – 11.35%
17,071	ADT (a)	$744,978
14,688	Cubic	631,143
26,488	Expeditors International of Washington (a)	951,714
11,280	Joy Global (a)	637,546

		2,965,381

	Information Technology – 13.67%
1,214	Apple	537,498
18,805	Global Payments	872,552
20,377	MICROS Systems * (a)	864,189
23,809	Oracle (a)	780,459
17,833	ScanSource *	516,622

		3,571,320

	Materials – 2.72%
38,650	Intrepid Potash (a)	711,547

	Telecommunication Services – 1.92%
16,352	Vodafone Group, SP ADR (United Kingdom) (a)	500,208

	Utilities – 2.01%
8,364	National Fuel Gas (a)	524,590

	Total Common Stocks (Cost $17,984,208)	18,831,640

INVESTMENT COMPANY – 24.68%

6,444,570	BlackRock Liquidity Funds TempCash Portfolio	6,444,570

	Total Investment Company (Cost $6,444,570)	6,444,570

Total Investments – 96.78% (Cost $24,428,778)**		25,276,210

$5,455,267 in cash and $9,099,145 in securities was segregated or on deposit with a prime broker to cover short sales as of April 30, 2013 and are included in “Net Other Assets and Liabilities”.

SHORT SALES – (24.08)%

	Consumer Discretionary – (7.79)%
(9,371)	American Axle & Manufacturing Holdings *	(125,290)
(2,138)	Bed Bath & Beyond *	(147,094)
(3,573)	BJ’s Restaurants *	(122,554)
(7,668)	Brown Shoe	(129,666)
(3,599)	Five Below *	(129,528)
(4,092)	GameStop, Class A	(142,811)
(14,183)	Goodyear Tire & Rubber *	(177,216)
(13,775)	LifeLock *	(123,975)
(4,062)	Mattress Firm Holding *	(155,656)
(7,186)	Monro Muffler Brake	(297,213)
(25,533)	Saks *	(294,906)
(5,509)	Toll Brothers *	(189,014)

		(2,034,923)

See accompanying Notes to Financial Statements.

49

Aston Funds

ASTON/River Road Long-Short Fund	April 30, 2013

Schedule of Investments (unaudited) – continued

Shares		Market Value

	Exchange Traded Funds – (3.28)%
(20,953)	United States Natural Gas Fund LP *	$(491,767)
(11,022)	United States Oil Fund LP *	(365,490)

		(857,257)

	Financials – (4.99)%
(9,963)	Amtrust Financial Services	(315,428)
(8,752)	CBL & Associates Properties, REIT	(211,273)
(7,829)	Equity One, REIT	(199,561)
(9,712)	Mercury General	(443,936)
(1,626)	Toronto-Dominion Bank	(133,169)

		(1,303,367)

	Healthcare – (0.49)%
(6,403)	Masimo	(128,444)

	Industrials – (1.38)%
(7,504)	Albany International, Class A *	(217,991)
(6,350)	InnerWorkings *	(63,945)
(2,670)	Simpson Manufacturing	(76,736)

		(358,672)

	Information Technology – (0.48)%
(6,167)	RealPage *	(125,807)

	Materials – (0.70)%
(6,890)	Teck Resources, Class B	(183,067)

	Telecommunication Services – (2.30)%
(5,319)	CenturyLink	(199,835)
(21,691)	Consolidated Communications Holdings	(399,765)

		(599,600)

	Utilities – (2.67)%
(3,433)	DTE Energy	(250,197)
(3,379)	Duke Energy	(254,101)
(3,134)	South Jersey Industries	(193,368)

		(697,666)

Total Short Sales – (24.08)% (Proceeds $6,024,290)		(6,288,803)

Net Other Assets and Liabilities – 27.30%		7,129,489

Net Assets – 100.00%		$26,116,896

*	Non-income producing security.
**	At April 30, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$953,842
Gross unrealized depreciation	(106,410)

Net unrealized appreciation	$847,432

(a)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

LP	Limited Partnership
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

50

Aston Funds

ASTON/Barings International Fund	April 30, 2013

Schedule of Investments (unaudited)

The chart represents total investments in the Fund. Net Other Assets and Liabilities are negative 2.31% and cannot be represented in the pie chart format.

Shares		Market Value

COMMON STOCKS – 101.69%

	Belgium – 1.65%
11,745	Anheuser-Busch InBev	$1,117,533

	China – 1.56%
6,200	Baidu, SP ADR *	532,270
147,200	China Pacific Insurance Group	529,227

		1,061,497

	Denmark – 1.22%
4,737	Novo Nordisk, Class B	830,906

	France – 8.52%
7,100	Air Liquide	898,755
8,853	Sanofi	970,259
30,931	Scor Se	938,729
30,014	SES	937,184
68,763	Suez Environnement	987,529
20,999	Total	1,058,343

		5,790,799

	Germany – 9.69%
9,449	Adidas	986,798
11,559	Bayer	1,205,937
17,234	Deutsche Boerse	1,075,806
8,031	Fresenius	1,007,088
5,960	Muenchener Rueckversicherungs-Gesellschaft	1,191,874
14,080	SAP	1,118,308

		6,585,811

	Hong Kong – 0.92%
141,200	AIA Group	626,836

Shares		Market Value

	Israel – 2.11%
58,896	Israel Chemicals	$700,509
19,052	Teva Pharmaceutical Industries, SP ADR	729,501

		1,430,010

	Japan – 24.84%
11,800	Astellas Pharma	686,321
22,800	Denso	1,020,896
9,200	East Japan Railway	775,750
4,700	FANUC	708,724
59,000	Hitachi Metals	609,458
144,000	Isuzu Motors	958,671
35,100	Japan Tobacco	1,326,804
2,590	KEYENCE	820,957
37,200	Komatsu	1,014,667
11,300	Kyocera	1,148,720
37,500	Mitsubishi	672,411
106,000	Mitsubishi Electric	1,009,058
142,500	Mitsubishi UFJ Financial Group	969,149
89,700	Rakuten	956,027
167,000	Sumitomo Mitsui Trust Holdings	837,698
15,800	Takeda Pharmaceutical	867,108
30,000	Tokio Marine Holdings	950,916
7,900	Tokyo Electron	404,380
19,700	Toyota Motor	1,139,745

		16,877,460

	Mexico – 1.39%
18,648	America Movil, Class L, ADR	398,694
30,539	Fresnillo	546,483

		945,177

	Netherlands – 3.83%
12,018	ASML Holding NV	893,440
10,859	Fugro	628,161
31,715	Royal Dutch Shell, Class A	1,079,053

		2,600,654

	Norway – 2.27%
33,980	Subsea 7	731,868
17,274	Yara International	808,806

		1,540,674

	Russia – 2.39%
35,302	Mobile Telesystems, SP ADR	730,751
69,471	Sberbank of Russia, ADR *	893,397

		1,624,148

	Singapore – 3.56%
66,000	DBS Group Holdings	898,076
1,610,000	Golden Agri-Resources	692,782
92,700	Keppel	806,054
18,540	Keppel REIT (a)	22,729

		2,419,641

See accompanying Notes to Financial Statements.

51

Aston Funds

ASTON/Barings International Fund	April 30, 2013

Schedule of Investments (unaudited) – continued

Shares		Market Value

	South Korea – 1.18%
580	Samsung Electronics	$800,508

	Sweden – 2.20%
63,207	Elekta AB, B Shares	971,845
76,008	TeliaSonera	522,939

		1,494,784

	Switzerland – 9.60%
37,307	Credit Suisse Group	1,034,396
31,847	Julius Baer Group	1,268,674
4,630	Roche Holding	1,157,251
2,083	Syngenta	890,282
51,580	UBS	920,873
4,490	Zurich Financial Services	1,253,607

		6,525,083

	Taiwan – 1.29%
45,900	Taiwan Semiconductor Manufacturing, SP ADR	875,772

	United Kingdom – 23.47%
54,262	Admiral Group	1,079,728
51,523	BG Group	867,961
19,170	British American Tobacco	1,061,873
217,046	BT Group	931,204
49,023	Experian	862,017
43,987	GlaxoSmithKline	1,134,573
165,182	ICAP	738,453
19,397	Imperial Tobacco Group	692,998
70,818	Prudential	1,215,557
3,913	Randgold Resources	307,560
12,056	Reckitt Benckiser Group	879,429
210,014	Resolution	860,908
61,585	Rolls-Royce Holdings	1,080,993
7,328,615	Rolls-Royce Holdings, C Shares (a) (b)	11,384
22,972	SABMiller	1,237,684
37,811	Standard Chartered	949,724
42,994	Tullow Oil	668,515
82,868	WPP	1,369,613

		15,950,174

	Total Common Stocks (Cost $61,984,677)	69,097,467

INVESTMENT COMPANY – 0.62%

421,643	BlackRock Liquidity Funds TempCash Portfolio	421,643

	Total Investment Company (Cost $421,643)	421,643

Total Investments – 102.31% (Cost $62,406,320)**		69,519,110

Net Other Assets and Liabilities – (2.31)%		(1,568,741)

Net Assets – 100.00%		$67,950,369

*	Non-income producing security.
**	At April 30, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$9,185,776
Gross unrealized depreciation	(2,072,986)

Net unrealized appreciation	$7,112,790

(a)	These securities have been determined by the Subadviser to be illiquid securities. At April 30, 2013, these securities amounted to $34,113 or 0.05% of net assets.
(b)	Security with a total aggregate market value of $11,384 or 0.02% of the net assets was valued under the fair value procedures established by the Funds’ Board of Trustees.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

52

Aston Funds

ASTON/LMCG Emerging Markets Fund	April 30, 2013

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 92.43%

	Bermuda – 0.68%
2,550	VimpelCom, SP ADR	$27,923

	Brazil – 8.57%
3,413	Banco Bradesco, ADR	56,622
509	Cia Brasileira de Distribuicao Grupo Pao de Acucar, SP ADR	28,280
3,018	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	43,157
2,800	Cia Energetica de Minas Gerais	35,323
2,000	Grupo BTG Pactual	32,958
9,600	JBS	30,277
2,600	Sao Martinho	36,568
10,100	Suzano Papel e Celulose, Preference A *	36,952
3,087	Vale, SP ADR	50,195

		350,332

	Chile – 0.69%
1,493	Enersis, SP ADR	28,188

	China – 10.88%
143,000	Bank of China, Class H	66,892
30,000	China Communications Construction, Class H	28,724
40,000	China Communications Services, Class H	29,278
51,000	China Construction Bank, Class H	42,718
30,500	China Minsheng Banking, Class H	39,185
64,000	China Southern Airlines, Class H	33,649
20,000	CNOOC	37,319
57,000	Industrial and Commercial Bank of China, Class H	40,105
84,000	Sinopec Shanghai Petrochemical, Class H	28,902
45,000	Sunac China Holdings	36,301
2,061	WuXi PharmaTech Cayman, ADR *	39,303
244,000	Yuanda China Holdings	22,324

		444,700

Shares		Market Value

	Hong Kong – 4.31%
6,000	China Mobile	$65,682
20,000	China State Construction International Holdings	29,123
20,000	COSCO Pacific	26,494
1,131	Focus Media Holding, ADR	30,842
80,000	MMG *	24,020

		176,161

	Hungary – 0.73%
417	MOL Hungarian Oil and Gas	29,615

	India – 1.49%
967	ICICI Bank, SP ADR	45,275
2,161	Sterlite Industries India, ADR	15,624

		60,899

	Indonesia – 3.06%
41,500	Bank Mandiri Persero	44,819
35,000	Indofood CBP Sukses Makmur	41,219
32,500	Telekomunikasi Indonesia Persero	39,110

		125,148

	Malaysia – 1.68%
39,600	Malaysia Building Society	35,793
15,800	Top Glove	32,820

		68,613

	Mexico – 3.21%
5,100	Fomento Economico Mexicano	57,837
6,100	Grupo Aeroportuario del Pacifico	35,332
10,000	Grupo Comercial Chedraui	38,115

		131,284

	Philippines – 1.97%
66,500	Alliance Global Group	38,291
36,700	JG Summit Holdings	42,353

		80,644

	Poland – 1.62%
613	KGHM Polska Miedz	28,711
2,413	Polski Koncern Naftowy Orlen *	37,419

		66,130

	Russia – 5.56%
1,026	Gazprom Neft, SP ADR *	20,930
6,858	Gazprom, SP ADR	54,521
593	Lukoil, SP ADR	37,744
4,761	Sberbank, SP ADR *	61,226
1,664	Severstal, GDR	14,069
1,031	Tatneft, SP ADR	38,961

		227,451

	South Africa – 8.90%
5,507	African Bank Investments	17,484
1,755	Imperial Holdings	38,861

See accompanying Notes to Financial Statements.

53

Aston Funds

ASTON/LMCG Emerging Markets Fund	April 30, 2013

Schedule of Investments (unaudited) – continued

Shares		Market Value

	South Africa (continued)
2,485	Liberty Holdings	$33,093
5,023	Mediclinic International	36,412
2,746	Mondi	36,706
3,357	MTN Group	60,522
8,922	Sappi *	26,845
581	Sasol	25,111
8,825	Steinhoff International Holdings *	23,554
13,537	Super Group *	36,371
2,447	Vodacom Group	28,690

		363,649

	South Korea – 17.46%
5,590	Asiana Airlines *	26,547
97	CJ CheilJedang	28,713
930	Hanwha	26,347
184	Hyundai Mobis	41,769
295	Hyundai Motor	53,439
116	KCC	34,443
1,220	Korea Electric Power *	35,061
405	KT&G	29,162
1,310	LG Display *	35,626
521	LG Electronics	41,678
4,780	LG Uplus *	45,139
104	Lotte Shopping	38,812
3,070	Meritz Fire & Marine Insurance	33,312
930	Samsung Card	35,678
136	Samsung Electronics	187,705
142	SK Holdings	20,437

		713,868

	Taiwan – 8.80%
3,000	Asustek Computer	34,918
20,000	Chipbond Technology	50,827
10,000	Chong Hong Construction	34,562
51,000	King Yuan Electronics	36,290
20,000	Pegatron *	32,732
20,000	Taiwan Semiconductor Manufacturing	74,207
29,000	Uni-President Enterprises	57,092
36,000	Vanguard International Semiconductor	39,218

		359,846

	Thailand – 6.93%
34,500	Bangchak Petroleum	42,611
4,700	Kasikornbank	33,949
5,600	PTT Exploration & Production	29,383
14,500	PTT Global Chemical	36,065
260,700	Quality Houses	37,484
6,500	Siam Commercial Bank Public, Foreign Registered	41,193
32,600	Thai Airways International	32,767
38,300	Thai Vegetable Oil	30,014

		283,466

	Turkey – 4.02%
5,374	Tav Havalimanlari Holding *	37,920
12,598	Turk Hava Yollari *	52,423

Shares		Market Value

	Turkey (continued)
5,310	Turkcell Iletisim Hizmetleri *	$32,877
10,657	Turkiye Is Bankasi	41,136

		164,356

	United Kingdom – 1.11%
840	SABMiller	45,362

	United States – 0.76%
937	Southern Copper	31,230

	Total Common Stocks (Cost $3,736,157)	3,778,865

EXCHANGE TRADED FUND – 4.67%

	United States – 4.67%
3,147	iPath MSCI India Index Fund *	190,960

	Total Exchange Traded Fund (Cost $183,969)	190,960

INVESTMENT COMPANY – 28.67%

1,172,126	BlackRock Liquidity Funds TempCash Portfolio	1,172,126

	Total Investment Company (Cost $1,172,126)	1,172,126

Total Investments – 125.77% (Cost $5,092,252)**		5,141,951

Net Other Assets and Liabilities – (25.77)%		(1,053,685)

Net Assets – 100.00%		$4,088,266

*	Non-income producing security.
**	At April 30, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$87,706
Gross unrealized depreciation	(38,007)

Net unrealized appreciation	$49,699

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

54

Aston Funds

ASTON/Harrison Street Real Estate Fund	April 30, 2013

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 98.31%

	Diversified – 19.56%
12,700	American Tower	$1,066,673
7,300	Digital Realty Trust	514,796
6,700	Dundee Real Estate Investment Trust, Class A (Canada)	246,133
22,000	Weyerhaeuser	671,220

		2,498,822

	Healthcare – 14.34%
10,200	Health Care, REIT	764,694
22,300	Medical Properties Trust	358,807
11,400	Omega Healthcare Investors	374,718
11,159	Sabra Health Care	332,761

		1,830,980

	Hotels – 6.30%
14,600	LaSalle Hotel Properties	378,578
3,300	Starwood Hotels & Resorts Worldwide	212,916
1,550	Wynn Resorts	212,815

		804,309

	Industrial – 6.05%
16,400	CubeSmart	288,148
6,100	Iron Mountain	230,946
11,500	STAG Industrial	253,460

		772,554

	Office Properties – 13.24%
19,800	BioMed Realty Trust	445,698
19,400	Brandywine Realty Trust	289,642
9,800	Corporate Office Properties Trust	284,102
7,400	SL Green Realty	671,180

		1,690,622

Shares		Market Value

	Residential – 16.18%
5,100	AvalonBay Communities	$678,504
5,700	Camden Property Trust	412,338
2,750	Essex Property Trust	431,888
4,300	Home Properties	277,178
12,400	Spirit Realty Capital	266,972

		2,066,880

	Retail – 22.64%
11,000	CBL & Associates Properties	265,540
17,100	General Growth Properties	388,512
17,600	Kimco Realty	418,528
13,900	Ramco-Gershenson Properties Trust	242,833
20,500	Retail Opportunity Investments	303,605
7,150	Simon Property Group	1,273,201

		2,892,219

	Total Common Stocks (Cost $10,994,493)	12,556,386

INVESTMENT COMPANY – 2.74%

349,849	BlackRock Liquidity Funds TempCash Portfolio	349,849

	Total Investment Company (Cost $349,849)	349,849

Total Investments – 101.05% (Cost $11,344,342)*		12,906,235

Net Other Assets and Liabilities – (1.05)%		(133,953)

Net Assets – 100.00%		$12,772,282

*	At April 30, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$1,564,187
Gross unrealized depreciation	(2,294)

Net unrealized appreciation	$1,561,893

REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

55

Aston Funds

ASTON/Montag & Caldwell Balanced Fund	April 30, 2013

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 60.06%

	Consumer Discretionary – 7.99%
5,475	Bed Bath & Beyond *	$376,680
9,064	Johnson Controls	317,331
2,500	McDonald’s	255,350
6,800	NIKE, Class B	432,480
6,600	Starbucks	401,544
7,650	TJX	373,091

		2,156,476

	Consumer Staples – 15.78%
18,600	Coca-Cola	787,338
4,100	Colgate-Palmolive	489,581
3,700	Costco Wholesale	401,191
1,800	Estee Lauder, Class A	124,830
20,150	Mondelez International, Class A	633,718
5,320	PepsiCo	438,740
6,000	Philip Morris International	573,540
5,650	Procter & Gamble	433,751
8,800	Unilever (Netherlands)	373,824

		4,256,513

	Energy – 3.44%
7,400	Cameron International *	455,470
5,300	Occidental Petroleum	473,078

		928,548

	Financials – 3.40%
4,800	American Express	328,368
15,500	Wells Fargo	588,690

		917,058

	Healthcare – 11.67%
15,950	Abbott Laboratories	588,874
4,850	Allergan	550,717
8,350	AmerisourceBergen	451,902

Shares		Market Value

	Healthcare (continued)
2,651	Biogen Idec *	$580,383
11,000	Sanofi, ADR (France)	586,850
5,950	Stryker	390,201

		3,148,927

	Industrials – 3.53%
18,400	General Electric	410,136
6,300	United Parcel Service, Class B	540,792

		950,928

	Information Technology – 11.81%
5,050	Accenture, Class A (Ireland)	411,272
7,300	eBay *	382,447
10,900	EMC *	244,487
635	Google, Class A *	523,602
17,800	Juniper Networks *	294,590
9,800	Oracle	321,244
8,700	QUALCOMM	536,094
2,800	Visa, Class A	471,688

		3,185,424

	Materials – 2.44%
6,150	Monsanto	656,943

	Total Common Stocks (Cost $13,108,862)	16,200,817

Par Value

CORPORATE NOTES AND BONDS – 21.97%

	Consumer Staples – 4.68%
$350,000	Coca-Cola Senior Unsecured Notes 5.350%, 11/15/17	415,585
325,000	PepsiCo Senior Unsecured Notes 5.000%, 06/01/18	382,657
450,000	Wal-Mart Stores Senior Unsecured Notes 3.200%, 05/15/14	463,852

		1,262,094

	Energy – 0.36%
95,000	ConocoPhillips 4.750%, 02/01/14	98,128

	Financials – 6.22%
350,000	General Electric Capital Senior Unsecured Notes, MTN 4.375%, 09/16/20	397,744
350,000	JPMorgan Chase Senior Unsecured Notes 4.350%, 08/15/21	393,757
400,000	U.S. Bancorp Senior Unsecured Notes 4.200%, 05/15/14	416,037
450,000	Wells Fargo Senior Unsecured Notes, MTN, Series 1 3.750%, 10/01/14	470,499

		1,678,037

See accompanying Notes to Financial Statements.

56

Aston Funds

ASTON/Montag & Caldwell Balanced Fund	April 30, 2013

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Healthcare – 2.74%
$250,000	Johnson & Johnson Senior Unsecured Notes 5.950%, 08/15/37	$346,122
375,000	Medtronic Senior Unsecured Notes 3.000%, 03/15/15	392,496

		738,618

	Industrials – 3.09%
375,000	United Parcel Service Senior Unsecured Notes 3.125%, 01/15/21	406,411
400,000	United Technologies Senior Unsecured Notes 3.100%, 06/01/22	426,483

		832,894

	Information Technology – 3.63%
300,000	Cisco Systems Senior Unsecured Notes 5.500%, 02/22/16	341,036
300,000	Google Senior Unsecured Notes 3.625%, 05/19/21	336,578
300,000	Oracle Senior Unsecured Notes 2.500%, 10/15/22	300,551

		978,165

	Telecommunication Services – 1.25%
300,000	Verizon Communications Senior Unsecured Notes 5.550%, 02/15/16	338,052

	Total Corporate Notes and Bonds (Cost $5,623,122)	5,925,988

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 14.07%

	Fannie Mae – 0.18%
14,059	7.500%, 02/01/35, Pool # 787557	16,706
3,013	7.500%, 04/01/35, Pool # 819231	3,245
26,808	6.000%, 11/01/35, Pool # 844078	29,543

		49,494

	Freddie Mac – 1.47%
15,171	5.500%, 12/01/20, Gold Pool # G11820	16,375
375,000	1.000%, 09/29/17	379,962

		396,337

	Government National Mortgage Association – 0.07%
15,704	5.500%, 02/15/39, Pool # 698060	17,157

Par Value		Market Value

	U.S. Treasury Bonds – 2.37%
$300,000	5.375%, 02/15/31	$429,000
200,000	3.125%, 11/15/41	210,563

		639,563

	U.S. Treasury Notes – 9.98%
325,000	4.000%, 02/15/15	347,027
275,000	0.250%, 02/15/15	275,247
300,000	4.500%, 02/15/16	335,156
375,000	2.625%, 04/30/16	400,752
325,000	4.625%, 02/15/17	375,934
425,000	3.125%, 05/15/19	481,811
450,000	2.125%, 08/15/21	476,367

		2,692,294

	Total U.S. Government and Agency Obligations (Cost $3,605,224)	3,794,845

Shares

INVESTMENT COMPANY – 3.56%

960,968	BlackRock Liquidity Funds TempCash Portfolio	960,968

	Total Investment Company (Cost $960,968)	960,968

Total Investments – 99.66% (Cost $23,298,176)**		26,882,618

Net Other Assets and Liabilities – 0.34%		91,776

Net Assets – 100.00%		$26,974,394

*	Non-income producing security.
**	At April 30, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$3,628,715
Gross unrealized depreciation	(44,273)

Net unrealized appreciation	$3,584,442

ADR	American Depositary Receipt
MTN	Medium Term Note

Portfolio Composition
Common Stocks	60%
Investment Company	4%
U.S. Government and Agency Obligations	14%
Corporate Notes and Bonds
(Moody’s Ratings)
AAA	1%
AA	8%
A	13%

100%

See accompanying Notes to Financial Statements.

57

Aston Funds

April 30, 2013

Statements of Assets and Liabilities (unaudited)

	Montag & Caldwell Growth Fund	TAMRO Diversified Equity Fund

ASSETS:
Investments:
Investments at cost	$4,013,335,926	$18,991,853
Net unrealized appreciation	929,776,974	6,889,005

Total investments at value	4,943,112,900	25,880,858
Cash	—	—
Receivables:
Dividends and interest	3,463,379	5,389
Dividend reclaims	—	—
Fund shares sold	15,993,366	7,029
Investments sold	70,464,575	132,249
Due from Adviser, net (Note G)	—	—
Deferred offering costs (Note B (13))	—	—
Other assets	74,123	379

Total assets	5,033,108,343	26,025,904

LIABILITIES:
Payables:
Due to custodian	15,945,171	319,866
Dividend distribution	—	—
Investments purchased	79,919,581	125,521
Fund shares redeemed	11,361,525	6,466
Due to Adviser, net (Note G)	2,507,448	8,464
Administration fees (Note G)	192,461	2,730
Distribution fees (Note G)	104,036	1,178
Audit and tax fees	15,448	8,979
Transfer agent fees	811,925	14,516
Registration fees	10,200	2,220
Trustees fees and related expenses (Note G)	4,961	24
Accrued expenses and other payables	202,888	4,606

Total liabilities	111,075,644	494,570

NET ASSETS	$4,922,032,699	$25,531,334

NET ASSETS CONSIST OF:
Paid in capital	$3,882,344,173	$18,576,741
Accumulated undistributed (distribution in excess of) net investment income (loss)	8,487,357	(15,113)
Accumulated net realized gain (loss) on investments	101,424,195	80,701
Net unrealized appreciation on investments	929,776,974	6,889,005

TOTAL NET ASSETS	$4,922,032,699	$25,531,334

Class N:
Net Assets	$2,161,408,043	$24,698,155
Shares of beneficial interest outstanding (unlimited authorization)	80,812,005	1,633,072
NET ASSET VALUE Offering and redemption price per share (Net Assets/Shares Outstanding)	$26.75	$15.12

Class I:
Net Assets	$2,750,683,904	$833,179
Shares of beneficial interest outstanding (unlimited authorization)	102,305,387	55,065
NET ASSET VALUE Offering and redemption price per share (Net Assets/Shares Outstanding)	$26.89	$15.13

Class R:
Net Assets	$9,940,752	$—
Shares of beneficial interest outstanding (unlimited authorization)	375,730	—
NET ASSET VALUE Offering and redemption price per share (Net Assets/Shares Outstanding)	$26.46	$—

See accompanying Notes to Financial Statements.

58

Aston Funds

Herndon Large Cap Value Fund	Cornerstone Large Cap Value Fund	River Road Dividend All Cap Value Fund	River Road Dividend All Cap Value Fund II	Fairpointe Mid Cap Fund	Montag & Caldwell Mid Cap Growth Fund	LMCG Small Cap Growth Fund

$83,707,426	$38,491,870	$884,820,601	$51,602,698	$2,812,593,766	$11,125,948	$30,985,082
7,820,516	4,982,946	215,531,851	4,264,588	919,227,374	1,652,654	1,153,145

91,527,942	43,474,816	1,100,352,452	55,867,286	3,731,821,140	12,778,602	32,138,227
42,703	—	324,306	18,812	—	139,769	—

73,724	23,832	1,714,291	82,246	713,441	1,917	119,420
—	361	1,183	—	—	—	—
120,826	321,757	1,859,786	464,723	8,768,559	6,625	29,613
2,178,073	444,578	603,606	8,157	12,186,900	171,454	743,706
—	—	—	—	—	—	21,126
—	—	—	7,940	—	—	—
7,027	436	15,599	247	53,035	161	105

93,950,295	44,265,780	1,104,871,223	56,449,411	3,753,543,075	13,098,528	33,052,197

—	11,550	—	—	9,125,899	—	819,924
—	—	—	5,444	—	—	—
1,820,477	1,010,007	8,585,365	1,398,587	9,428,183	206,580	520,964
72,014	20,879	918,331	8,614	9,020,621	11,210	56,725
66,325	23,187	609,243	26,657	2,119,589	3,043	—
5,203	2,937	43,897	2,894	146,143	2,356	4,821
1,609	1,228	18,975	112	88,630	610	1,295
9,132	10,589	11,041	10,603	15,447	9,049	14,242
11,665	15,201	138,056	8,305	657,982	5,051	25,860
—	6,547	8,404	6,771	8,066	4,882	6,411
—	—	632	—	—	—	—
6,420	4,742	42,414	4,239	199,469	4,018	28,706

1,992,845	1,106,867	10,376,358	1,472,226	30,810,029	246,799	1,478,948

$91,957,450	$43,158,913	$1,094,494,865	$54,977,185	$3,722,733,046	$12,851,729	$31,573,249

$83,690,167	$65,805,484	$859,225,553	$50,665,267	$2,627,854,391	$11,081,607	$29,417,520
162,825	(50,252)	2,273,812	(3,107)	(1,101,531)	(66,990)	49,136
283,942	(27,579,265)	17,463,649	50,437	176,752,812	184,458	953,448
7,820,516	4,982,946	215,531,851	4,264,588	919,227,374	1,652,654	1,153,145

$91,957,450	$43,158,913	$1,094,494,865	$54,977,185	$3,722,733,046	$12,851,729	$31,573,249

$34,181,849	$25,924,865	$399,981,821	$2,390,830	$1,869,670,755	$12,851,729	$27,131,623
2,686,430	2,081,459	30,882,470	199,935	48,710,162	1,135,085	2,173,652
$12.72	$12.46	$12.95	$11.96	$38.38	$11.32	$12.48

$57,775,601	$17,234,048	$694,513,044	$52,586,355	$1,853,062,291	$—	$4,441,626
4,537,279	1,382,122	53,642,697	4,396,825	47,602,677	—	353,911
$12.73	$12.47	$12.95	$11.96	$38.93	$—	$12.55

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
$—	$—	$—	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

59

Aston Funds

April 30, 2013

Statements of Assets and Liabilities (unaudited) – continued

	Silvercrest Small Cap Fund	TAMRO Small Cap Fund

ASSETS:
Investments:
Investments at cost	$11,426,589	$786,782,896
Net unrealized appreciation	1,298,163	311,997,560

Total investments at value	12,724,752	1,098,780,456
Cash	8,410	4,256,508
Receivables:
Dividends and interest	2,764	352,685
Fund shares sold	54,200	1,369,976
Investments sold	13,525	9,901,481
Other assets	130	16,626

Total assets	12,803,781	1,114,677,732

LIABILITIES:
Payables:
Due to custodian	—	—
Dividend distribution	—	—
Investments purchased	—	8,933,646
Fund shares redeemed	—	704,908
Due to Adviser, net (Note G)	2,768	801,976
Administration fees (Note G)	2,312	45,526
Distribution fees (Note G)	65	20,193
Audit and tax fees	8,979	10,715
Transfer agent fees	8,311	224,434
Registration fees	5,971	7,477
Trustees fees and related expenses (Note G)	—	2,688
Accrued expenses and other payables	575	63,192
Call options written, at value (premiums received $4,136,508)	—	—

Total liabilities	28,981	10,814,755

NET ASSETS	$12,774,800	$1,103,862,977

NET ASSETS CONSIST OF:
Paid in capital	$11,361,017	$778,029,409
Accumulated undistributed (distribution in excess of) net investment income (loss)	(15,925)	1,358,154
Accumulated net realized gain (loss) on investments, purchased options, written options and capital gain distributions received	131,545	12,477,854
Net unrealized appreciation on investments, purchased options and written options	1,298,163	311,997,560

TOTAL NET ASSETS	$12,774,800	$1,103,862,977

Class N:
Net Assets	$1,374,093	$426,613,808
Shares of beneficial interest outstanding (unlimited authorization)	110,693	20,082,872
NET ASSET VALUE Offering and redemption price per share (Net Assets/Shares Outstanding)	$12.41	$21.24

Class I:
Net Assets	$11,400,707	$677,249,169
Shares of beneficial interest outstanding (unlimited authorization)	916,557	31,108,743
NET ASSET VALUE Offering and redemption price per share (Net Assets/Shares Outstanding)	$12.44	$21.77

See accompanying Notes to Financial Statements.

60

Aston Funds

River Road Select Value Fund	River Road Small Cap Value Fund	River Road Independent Value Fund	DoubleLine Core Plus Fixed Income Fund	TCH Fixed Income Fund	Lake Partners LASSO Alternatives Fund	Anchor Capital Enhanced Equity Fund

$169,001,080	$243,794,222	$726,507,999	$222,808,508	$62,720,638	$350,526,055	$134,420,339
30,965,459	84,383,051	1,840,812	6,641,822	6,482,402	19,564,773	4,604,586

199,966,539	328,177,273	728,348,811	229,450,330	69,203,040	370,090,828	139,024,925
232,635	1,037,285	—	—	200,000	22,552	867,083

406	489	85,498	1,655,125	734,132	395,997	103,002
424,755	328,449	2,183,953	1,531,988	30,235	1,603,546	218,623
1,434,937	1,640,157	323,854	250,000	1,000,000	158,000	2,555,686
6,372	4,845	25,414	3,477	1,177	34,393	2,968

202,065,644	331,188,498	730,967,530	232,890,920	71,168,584	372,305,316	142,772,287

—	—	1,910,306	491,901	1,017,203	—	—
—	—	—	61,912	14,054	—	—
2,150,165	1,931,411	1,636,032	457,800	248,545	610,032	1,631,855
1,074,174	199,616	3,088,682	446,311	36,912	486,999	466,519
159,878	238,962	623,246	86,274	20,802	327,901	75,593
9,758	14,917	30,327	22,989	10,407	14,946	8,416
617	2,534	16,348	4,574	1,709	2,000	4,163
10,589	10,589	8,978	11,711	11,697	10,061	10,062
33,864	108,978	131,501	34,596	22,382	42,890	36,785
—	5,200	2,889	10,761	6,014	—	7,439
—	—	—	—	34	—	504
18,364	17,512	35,329	16,063	7,501	11,852	12,707
—	—	—	—	—	—	7,393,873

3,457,409	2,529,719	7,483,638	1,644,892	1,397,260	1,506,681	9,647,916

$198,608,235	$328,658,779	$723,483,892	$231,246,028	$69,771,324	$370,798,635	$133,124,371

$151,683,864	$217,812,566	$706,353,204	$225,226,708	$68,341,643	$349,372,843	$133,463,288
(185,056)	(214,865)	(770,617)	(1,081,922)	58,234	(2,447,886)	93,837
16,143,968	26,678,027	16,060,493	459,420	(5,110,955)	4,308,905	(1,779,975)
30,965,459	84,383,051	1,840,812	6,641,822	6,482,402	19,564,773	1,347,221

$198,608,235	$328,658,779	$723,483,892	$231,246,028	$69,771,324	$370,798,635	$133,124,371

$13,093,818	$53,456,730	$340,369,434	$95,785,967	$59,536,926	$42,219,769	$87,673,267
1,408,854	3,532,552	30,910,691	8,627,358	5,334,649	3,222,194	9,704,896
$9.29	$15.13	$11.01	$11.10	$11.16	$13.10	$9.03

$185,514,417	$275,202,049	$383,114,458	$135,460,061	$10,234,398	$328,578,866	$45,451,104
19,799,677	18,130,091	34,632,380	12,200,474	916,962	25,020,965	5,026,481
$9.37	$15.18	$11.06	$11.10	$11.16	$13.13	$9.04

See accompanying Notes to Financial Statements.

61

Aston Funds

April 30, 2013

Statements of Assets and Liabilities (unaudited) – continued

	River Road Long-Short Fund	Barings International Fund

ASSETS:
Investments:
Investments at cost	$24,428,778	$62,406,320
Net unrealized appreciation	847,432	7,112,790

Total investments at value	25,276,210	69,519,110
Foreign currency (Cost $96,972, $629,997 and $3,489)	—	97,887
Segregated Cash (Note B (5))	5,455,267	—
Receivables:
Dividends and interest	2,372	365,444
Dividend reclaims	—	84,555
Fund shares sold	520,904	90,908
Investments sold	1,793,491	—
Due from Adviser, net (Note G)	—	—
Deferred offering costs (Note B (13))	—	—
Other assets	5,029	1,072

Total assets	33,053,273	70,158,976

LIABILITIES:
Payables:
Due to custodian	73,560	21,420
Interest and dividends on securities sold short	14,678	—
Investments purchased	515,130	497,637
Fund shares redeemed	70	1,585,587
Due to Adviser, net (Note G)	16,737	46,394
Administration fees (Note G)	2,906	10,662
Distribution fees (Note G)	887	25
Audit and tax fees	11,453	10,589
Transfer agent fees	6,557	14,682
Registration fees	—	2,420
Trustees fees and related expenses (Note G)	—	14
Offering costs	—	—
Accrued expenses and other payables	5,596	19,177
Securities sold short, at value (proceeds $6,024,290)	6,288,803	—

Total liabilities	6,936,377	2,208,607

NET ASSETS	$26,116,896	$67,950,369

NET ASSETS CONSIST OF:
Paid in capital	$25,072,571	$62,003,957
Accumulated undistributed (distribution in excess of) net investment income (loss)	(111,808)	534,290
Accumulated net realized gain (loss) on investments, securities sold short and foreign currency transactions	573,214	(1,701,138)
Net unrealized appreciation on investments, securities sold short and translation of assets and liabilities denominated in foreign currency	582,919	7,113,260

TOTAL NET ASSETS	$26,116,896	$67,950,369

Class N:
Net Assets	$19,060,724	$455,984
Shares of beneficial interest outstanding (unlimited authorization)	1,707,235	62,923
NET ASSET VALUE Offering and redemption price per share (Net Assets/Shares Outstanding)	$11.16	$7.25

Class I:
Net Assets	$7,056,172	$67,494,385
Shares of beneficial interest outstanding (unlimited authorization)	631,655	9,307,718
NET ASSET VALUE Offering and redemption price per share (Net Assets/Shares Outstanding)	$11.17	$7.25

See accompanying Notes to Financial Statements.

62

Aston Funds

LMCG Emerging Markets Fund	Harrison Street Real Estate Fund	Montag & Caldwell Balanced Fund

$5,092,252	$11,344,342	$23,298,176
49,699	1,561,893	3,584,442

5,141,951	12,906,235	26,882,618
629,014	3,501	—
—	—	—

6,979	5,959	102,802
—	457	—
—	398,623	1,123
—	—	283,993
19,817	—	—
88,871	—	—
—	179	560

5,886,632	13,314,954	27,271,096

360,603	30,629	40,972
—	—	—
1,326,574	471,862	198,009
—	4,030	675
—	1,095	11,713
2,282	1,840	3,875
32	575	479
3,180	9,428	11,698
2,529	10,887	15,283
1,788	7,643	7,189
47	17	81
98,000	—	—
3,331	4,666	6,728
—	—	—

1,798,366	542,672	296,702

$4,088,266	$12,772,282	$26,974,394

$4,076,411	$23,722,532	$23,837,991
2,070	26,484	(296,161)
(39,284)	(12,538,652)	(151,878)
49,069	1,561,918	3,584,442

$4,088,266	$12,772,282	$26,974,394

$674,763	$12,540,936	$25,129,811
67,641	1,029,966	1,085,173
$9.98	$12.18	$23.16

$3,413,503	$231,346	$1,844,583
341,891	19,111	79,835
$9.98	$12.11	$23.10

See accompanying Notes to Financial Statements.

63

Aston Funds

For the Six Months Ended April 30, 2013

Statements of Operations (unaudited)

	Montag & Caldwell Growth Fund	TAMRO Diversified Equity Fund

INVESTMENT INCOME:
Dividends	$48,227,425	$174,307
Less: foreign taxes withheld	(241,893)	(952)

Total investment income	47,985,532	173,355

EXPENSES:
Investment advisory fees (Note G)	14,272,115	95,158
Distribution expenses (Note G)(a)	2,510,925	28,879
Transfer agent fees	1,871,724	23,961
Administration fees (Note G)	1,015,015	12,824
Registration expenses	61,491	13,884
Custodian fees	53,599	1,403
Audit and tax fees	14,954	8,485
Legal fees	61,627	324
Amortization of offering costs (Note B (13))	—	—
Reports to shareholder expense	135,679	2,670
Trustees fees and related expenses (Note G)	148,822	782
Other expenses	114,558	2,905

Total expenses before waivers/recoupment	20,260,509	191,275

Less: Investment advisory fees waived (Note G)	—	(49,399)
Plus: Net expenses eligible for recoupment (Note G)	—	—

Net expenses	20,260,509	141,876

NET INVESTMENT INCOME (LOSS)	27,725,023	31,479

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	121,041,022	207,626
Net change in unrealized appreciation of investments	462,609,984	2,521,448

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	583,651,006	2,729,074

NET INCREASE IN NET ASSETS FROM OPERATIONS	$611,376,029	$2,760,553

(a)	Distribution expense is incurred at the Class N level for all Funds except Montag & Caldwell Growth Fund. The distribution expense for Class N and R of the Montag & Caldwell Growth Fund is $2,487,764 and $23,161, respectively.
(b)	Change in unrealized appreciation does not include unrealized depreciation of $(45,176) of the combined Fund in connection with the Reorganization (Note J).

See accompanying Notes to Financial Statements.

64

Aston Funds

Herndon Large Cap Value Fund	Cornerstone Large Cap Value Fund	River Road Dividend All Cap Value Fund	River Road Dividend All Cap Value Fund II	Fairpointe Mid Cap Fund	Montag & Caldwell Mid Cap Growth Fund	LMCG Small Cap Growth Fund

$1,113,166	$295,003	$17,932,526	$406,089	$34,729,686	$37,633	$113,793
—	(5,817)	(52,551)	(1,170)	(9,758)	(136)	—

1,113,166	289,186	17,879,975	404,919	34,719,928	37,497	113,793

281,533	125,990	3,349,374	86,406	11,783,647	45,428	45,653
33,422	28,668	442,219	1,667	2,125,159	13,361	9,264
21,323	23,083	321,330	14,595	1,242,247	8,577	14,852
23,244	13,990	222,606	12,767	752,342	9,994	9,983
17,852	14,876	22,315	13,885	40,168	8,431	16,977
6,309	1,689	14,793	12,057	43,884	3,652	3,609
8,637	10,095	10,467	10,109	14,953	8,555	15,999
848	383	12,772	239	42,541	130	13,736
—	—	—	27,155	—	—	—
1,101	2,239	20,574	418	141,736	386	4,278
1,865	893	31,005	369	103,243	286	217
3,602	3,009	25,242	2,518	74,147	2,259	2,486

399,736	224,915	4,472,697	182,185	16,364,067	101,059	137,054

—	(30,781)	—	(50,906)	—	(34,253)	(77,572)
3,198	—	—	—	—	—	—

402,934	194,134	4,472,697	131,279	16,364,067	66,806	59,482

710,232	95,052	13,407,278	273,640	18,355,861	(29,309)	54,311

731,650	736,653	18,178,965	51,745	178,342,196	208,508	1,028,961
6,960,757	3,353,042	122,482,092	4,311,941	432,375,964	779,669	835,867	(b)

7,692,407	4,089,695	140,661,057	4,363,686	610,718,160	988,177	1,864,828

$8,402,639	$4,184,747	$154,068,335	$4,637,326	$629,074,021	$958,868	$1,919,139

See accompanying Notes to Financial Statements.

65

Aston Funds

For the Six Months Ended April 30, 2013

Statements of Operations (unaudited) – continued

	Silvercrest Small Cap Fund	TAMRO Small Cap Fund

INVESTMENT INCOME:
Dividends	$94,493	$7,376,032
Less: foreign taxes withheld	—	(48,821)
Interest	—	—

Total investment income	94,493	7,327,211

EXPENSES:
Investment advisory fees (Note G)	48,877	4,683,097
Distribution expenses (Note G)	1,637	500,976
Transfer agent fees	14,132	374,322
Administration fees (Note G)	9,758	241,666
Registration expenses	13,885	24,795
Custodian fees	2,574	14,800
Audit and tax fees	8,485	10,219
Legal fees	108	14,718
Amortization of offering costs (Note B (13))	7,179	—
Reports to shareholder expense	187	37,498
Trustees fees and related expenses (Note G)	190	36,032
Other expenses	2,439	30,934

Total expenses before waivers/earnings credit/recoupment	109,451	5,969,057

Less: Investment advisory fees waived (Note G)	(51,605)	—
Less: Earnings credit (Note I)	—	—
Plus: Net expenses eligible for recoupment (Note G)	—	—

Net expenses	57,846	5,969,057

NET INVESTMENT INCOME (LOSS)	36,647	1,358,154

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	139,513	16,004,715	(a)
Net realized gain (loss) on purchased options	—	—
Net realized gain (loss) on written option transactions	—	—
Capital gain distributions received	—	—
Net change in unrealized appreciation (depreciation) on investments	1,186,982	122,051,175
Net change in unrealized appreciation/(depreciation) on purchased options	—	—
Net change in unrealized appreciation (depreciation) on written options	—	—

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,326,495	138,055,890

NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,363,142	$139,414,044

(a)	On January 15, 2013, TAMRO Small Cap Fund had redemption-in-kind transfers of securities in the amount of $51,794,423. The net realized gain on the transaction of $8,390,446 will not be realized by the Fund for tax purposes.

See accompanying Notes to Financial Statements.

66

Aston Funds

River Road Select Value Fund	River Road Small Cap Value Fund	River Road Independent Value Fund	DoubleLine Core Plus Fixed Income Fund	TCH Fixed Income Fund	Lake Partners LASSO Alternatives Fund	Anchor Capital Enhanced Equity Fund

$3,064,084	$5,557,755	$4,033,551	$4,855	$9,024	$2,900,936	$2,841,814
(8,968)	(16,200)	(77,636)	—	—	—	—
—	—	—	3,496,906	1,500,896	—	—

3,055,116	5,541,555	3,955,915	3,501,761	1,509,920	2,900,936	2,841,814

866,042	1,378,527	3,627,806	560,698	191,294	1,566,356	548,799
10,682	62,724	455,015	110,225	44,373	46,783	113,429
70,837	146,185	309,081	80,244	34,218	121,966	85,022
46,887	76,779	169,544	75,375	31,828	76,533	44,677
15,372	20,514	23,803	23,307	15,372	19,189	24,299
7,378	8,925	11,023	15,810	3,805	5,584	27,361
10,095	10,095	8,485	11,218	11,204	9,567	9,567
2,275	3,964	9,596	2,528	944	3,942	3,175
—	—	—	—	—	—	—
10,334	6,414	20,527	5,407	3,589	5,741	5,482
5,444	9,731	23,243	5,763	2,304	9,555	5,896
6,510	10,369	19,592	5,412	3,896	8,299	5,818

1,051,856	1,734,227	4,677,715	895,987	342,827	1,873,515	873,525

—	—	—	(82,341)	(58,467)	—	—
—	—	(16,493)	—	—	(1,855)	(139)
—	—	21,849	—	—	52,894	—

1,051,856	1,734,227	4,683,071	813,646	284,360	1,924,554	873,386

2,003,260	3,807,328	(727,156)	2,688,115	1,225,560	976,382	1,968,428

16,847,219	28,565,377	24,953,502	470,501	1,146,492	2,731,150	12,151,843
—	—	—	—	—	—	(6,950,784)
—	—	—	—	—	—	(6,713,685)
—	—	—	—	—	7,191,063	—
9,419,052	16,743,693	(8,439,826)	1,514,280	(665,491)	11,021,393	11,099,100
—	—	—	—	—	—	(3,196)
—	—	—	—	—	—	(1,375,746)

26,266,271	45,309,070	16,513,676	1,984,781	481,001	20,943,606	8,207,532

$28,269,531	$49,116,398	$15,786,520	$4,672,896	$1,706,561	$21,919,988	$10,175,960

See accompanying Notes to Financial Statements.

67

Aston Funds

For the Six Months Ended April 30, 2013

Statements of Operations (unaudited) – continued

	River Road Long-Short Fund	Barings International Fund

INVESTMENT INCOME:
Dividends	$75,907	$978,752
Less: foreign taxes withheld	(1,610)	(76,304)
Interest	—	—

Total investment income	74,297	902,448

EXPENSES:
Investment advisory fees (Note G)	74,740	319,508
Distribution expenses (Note G)	13,443	542
Transfer agent fees	10,433	26,042
Administration fees (Note G)	10,614	31,904
Registration expenses	13,254	13,884
Custodian fees	10,539	19,961
Audit and tax fees	9,958	10,095
Legal fees	101	874
Interest and dividend expense on securities sold-short	52,619	—
Amortization of offering costs (Note B (13))	—	—
Reports to shareholder expense	170	1,131
Trustees fees and related expenses (Note G)	249	2,071
Other expenses	2,374	3,709

Total expenses before waivers/reimbursements	198,494	429,721

Less: Investment advisory fees waived (Note G)	(42,121)	(61,745)
Less: Expenses reimbursed (Note G)	—	—

Net expenses	156,373	367,976

NET INVESTMENT INCOME (LOSS)	(82,076)	534,472

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	979,792	(1,380,275)
Net realized gain on short sales	(354,371)	—
Net realized gain (loss) on foreign currency transactions	—	(5,877)
Net change in unrealized appreciation of investments	772,814	6,004,796
Net change in unrealized appreciation (depreciation) on securities sold short	(232,447)	—
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currency	—	3,095

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,165,788	4,621,739

NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,083,712	$5,156,211

(a)	LMCG Emerging Markets Fund began issuing shares on March 27, 2013.

See accompanying Notes to Financial Statements.

68

Aston Funds

LMCG Emerging Markets Fund(a)	Harrison Street Real Estate Fund	Montag & Caldwell Balanced Fund

$5,702	$140,094	$204,675
(641)	(994)	(1,007)
—	—	127,685

5,061	139,100	331,353

2,127	53,532	109,510
154	13,152	13,734
2,529	17,913	26,239
2,415	9,382	15,706
3,899	15,372	15,868
3,912	2,277	1,669
3,180	8,856	11,204
18	140	475
—	—	—
9,129	—	—
97	1,764	2,956
47	354	1,056
195	2,532	3,022

27,702	125,274	201,439

(2,127)	(52,167)	(27,090)
(22,584)	—	—

2,991	73,107	174,349

2,070	65,993	157,004

(36,084)	770,796	1,689,654
—	—	—
(3,200)	37	—
49,699	982,535	603,765
—	—	—
(630)	64	—

9,785	1,753,432	2,293,419

$11,855	$1,819,425	$2,450,423

See accompanying Notes to Financial Statements.

69

Aston Funds

Statements of Changes in Net Assets

	Montag & Caldwell Growth Fund		TAMRO Diversified Equity Fund
	Six Months Ended April 30, 2013 (unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (unaudited)	Year Ended October 31, 2012

NET ASSETS at Beginning of Period	$4,323,578,881	$3,441,019,426	$22,548,977	$24,353,652

Increase in net assets from operations:
Net investment income	27,725,023	27,731,344	31,479	830
Net realized gain (loss) on investments	121,041,022	287,451,677	207,626	(34,026)
Net change in unrealized appreciation on investments	462,609,984	78,274,829	2,521,448	2,549,855

Net increase in net assets from operations	611,376,029	393,457,850	2,760,553	2,516,659

Distributions to shareholders from:
Net investment income:
Class N	(16,441,713)	(8,653,266)	(44,731)	—
Class I	(26,011,984)	(13,404,436)	(2,691)	—
Class R	(54,774)	(23,730)	—	—
Net realized gain on investments:
Class N	(127,477,429)	(125,020,421)	(25,121)	(473,355)
Class I	(157,688,991)	(132,016,151)	(682)	—
Class R	(604,214)	(653,567)	—	—

Total distributions	(328,279,105)	(279,771,571)	(73,225)	(473,355)

Capital share transactions:
Proceeds from sales of shares:
Class N	185,542,893	441,340,857	2,437,974	2,735,793
Class I	443,973,192	1,079,995,284	196,911	584,348
Class R	1,350,799	2,438,971	—	—
Proceeds from reinvestment of distributions:
Class N	140,514,488	130,056,898	68,008	461,380
Class I	139,367,182	100,607,628	3,373	—
Class R	504,660	530,624	—	—
Cost of shares redeemed:
Class N	(199,735,842)	(404,459,339)	(2,397,191)	(7,598,556)
Class I	(394,883,634)	(578,526,415)	(14,046)	(30,944)
Class R	(1,276,844)	(3,111,332)	—	—

Net increase (decrease) from capital share transactions	315,356,894	768,873,176	295,029	(3,847,979)

Total increase (decrease) in net assets	598,453,818	882,559,455	2,982,357	(1,804,675)

NET ASSETS at End of Period	$4,922,032,699	$4,323,578,881	$25,531,334	$22,548,977

Undistributed (distributions in excess of) net investment income (loss)	$8,487,357	$23,270,805	$(15,113)	$830

See accompanying Notes to Financial Statements.

70

Aston Funds

Herndon Large Cap Value Fund		Cornerstone Large Cap Value Fund		River Road Dividend All Cap Value Fund
Six Months Ended April 30, 2013 (unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (unaudited)	Year Ended October 31, 2012

$55,406,952	$17,969,968	$26,502,868	$24,756,738	$924,209,368	$620,152,985

710,232	698,262	95,052	240,995	13,407,278	23,469,901
731,650	930,577	736,653	1,056,316	18,178,965	35,184,296
6,960,757	984,335	3,353,042	1,197,003	122,482,092	38,094,587

8,402,639	2,613,174	4,184,747	2,494,314	154,068,335	96,748,784

(435,807)	(69,391)	(213,973)	(110,362)	(3,961,089)	(8,876,757)
(712,891)	(154,780)	(61,387)	(577)	(7,305,014)	(14,324,347)
—	—	—	—	—	—

(431,437)	(340,506)	—	—	(12,882,031)	(2,301,513)
(650,587)	(604,334)	—	—	(21,478,515)	(2,349,496)
—	—	—	—	—	—

(2,230,722)	(1,169,011)	(275,360)	(110,939)	(45,626,649)	(27,852,113)

14,553,165	19,089,187	3,612,948	5,930,111	26,066,868	113,881,567
20,886,005	26,894,024	11,903,241	5,334,807	106,266,446	274,730,584
—	—	—	—	—	—

867,244	409,897	205,857	106,566	16,704,971	11,027,472
959,131	759,114	60,827	577	21,008,785	11,799,898
—	—	—	—	—	—

(4,423,463)	(5,463,083)	(1,849,760)	(11,895,211)	(21,085,548)	(117,659,249)
(2,463,501)	(5,696,318)	(1,186,455)	(114,095)	(87,117,711)	(58,620,560)
—	—	—	—	—	—

30,378,581	35,992,821	12,746,658	(637,245)	61,843,811	235,159,712

36,550,498	37,436,984	16,656,045	1,746,130	170,285,497	304,056,383

$91,957,450	$55,406,952	$43,158,913	$26,502,868	$1,094,494,865	$924,209,368

$162,825	$601,291	$(50,252)	$130,056	$2,273,812	$132,637

See accompanying Notes to Financial Statements.

71

Aston Funds

Statements of Changes in Net Assets – continued

	River Road Dividend All Cap Value Fund II		Fairpointe Mid Cap Fund
	Six Months Ended April 30, 2013 (unaudited)	Period Ended October 31, 2012(a)	Six Months Ended April 30, 2013 (unaudited)	Year Ended October 31, 2012

NET ASSETS at Beginning of Period	$10,419,240	$—	$3,025,731,632	$2,841,488,832

Increase in net assets from operations:
Net investment income (loss)	273,640	43,321	18,355,861	18,064,492
Net realized gain on investments	51,745	5,681	178,342,196	70,142,404
Net change in unrealized appreciation (depreciation) on investments	4,311,941	(47,353)	432,375,964	207,549,967

Net increase in net assets from operations	4,637,326	1,649	629,074,021	295,756,863

Distributions to shareholders from:
Net investment income:
Class N	(14,516)	(4,217)	(14,340,582)	(2,661,253)
Class I	(270,007)	(38,951)	(17,097,297)	(5,501,975)
Net realized gain on investments:
Class N	(483)	—	(34,919,881)	(10,321,076)
Class I	(6,506)	—	(32,705,189)	(8,446,694)

Total distributions	(291,512)	(43,168)	(99,062,949)	(26,930,998)

Capital share transactions:
Proceeds from sales of shares:
Class N	1,708,672	1,042,531	286,271,117	442,895,376
Class I	39,160,768	9,388,289	370,954,592	655,170,800
Proceeds from reinvestment of distributions:
Class N	14,547	3,909	47,067,455	12,395,039
Class I	250,817	36,423	34,143,433	9,858,507
Cost of shares redeemed:
Class N	(573,180)	(414)	(296,593,092)	(540,581,863)
Class I	(349,493)	(9,979)	(274,853,163)	(664,320,924	)(c)
Issued due to merger:
Class N	—	—	—	—
Class I	—	—	—	—

Net increase (decrease) from capital share transactions	40,212,131	10,460,759	166,990,342	(84,583,065)

Total increase (decrease) in net assets	44,557,945	10,419,240	697,001,414	184,242,800

NET ASSETS at End of Period	$54,977,185	$10,419,240	$3,722,733,046	$3,025,731,632

Undistributed (distributions in excess of) net investment income (loss)	$(3,107)	$7,776	$(1,101,531)	$11,980,487

(a)	River Road Dividend All Cap Value Fund II began issuing shares on June 26, 2012.
(b)	Silvercrest Small Cap Fund began issuing shares on December 23, 2011.
(c)	Fairpointe Mid Cap Fund had a redemption-in-kind in the amount of $38,722,763 on January 13, 2012. The redemption was comprised of securities and cash in the amounts of $38,179,960 and $542,803, respectively.
(d)	LMCG Small Cap Growth Fund had a redemption-in-kind in the amount of $2,554,395 on September 25, 2012. The redemption was comprised of securities and cash in the amounts of $2,419,213 and $135,182, respectively.
(e)	Silvercrest Small Cap Fund had a redemption-in-kind in the amount of $2,608,977 on April 26, 2012. The redemption was comprised of securities and cash in the amounts of $2,579,146 and $29,831, respectively.

See accompanying Notes to Financial Statements.

72

Aston Funds

Montag & Caldwell Mid Cap Growth Fund		LMCG Small Cap Growth Fund			Silvercrest Small Cap Fund
Six Months Ended April 30, 2013 (unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (unaudited)	Year Ended October 31, 2012		Six Months Ended April 30, 2013 (unaudited)	Year Ended October 31, 2012(b)

$7,368,950	$4,507,024	$6,413,230	$7,961,781		$5,711,567	$—

(29,309)	(39,008)	54,311	(88,866)		36,647	16,120
208,508	426,097	1,028,961	793,830		139,513	226,287
779,669	(74,900)	835,867	504,009		1,186,982	111,181

958,868	312,189	1,919,139	1,208,973		1,363,142	353,588

—	—	—	—		(9,878)	—
—	—	—	—		(78,421)	—

(92,399)	—	(425,537)	—		(2,878)	—
—	—	(58,662)	—		(19,730)	—

(92,399)	—	(484,199)	—		(110,907)	—

5,282,555	3,071,452	2,563,978	1,039,380		1,014,009	706,680
—	—	2,426,934	297,740		5,536,211	7,290,194

81,176	—	425,537	—		12,756	—
—	—	58,662	—		98,151	—

(747,421)	(521,715)	(1,569,205)	(1,540,249)		(586,538)	(3,366)
—	—	(25,527)	(2,554,395	)(d)	(263,591)	(2,635,529	)(e)

—	—	18,799,852	—		—	—
—	—	1,044,848	—		—	—

4,616,310	2,549,737	23,725,079	(2,757,524)		5,810,998	5,357,979

5,482,779	2,861,926	25,160,019	(1,548,551)		7,063,233	5,711,567

$12,851,729	$7,368,950	$31,573,249	$6,413,230		$12,774,800	$5,711,567

$(66,990)	$(37,681)	$49,136	$(5,175)		$(15,925)	$35,727

See accompanying Notes to Financial Statements.

73

Aston Funds

Statements of Changes in Net Assets – continued

	TAMRO Small Cap Fund				River Road Select Value Fund
	Six Months Ended April 30, 2013 (unaudited)		Year Ended October 31, 2012		Six Months Ended April 30, 2013 (unaudited)	Year Ended October 31, 2012

NET ASSETS at Beginning of Period	$1,024,788,083		$1,001,284,211		$162,779,864	$143,687,434

Increase in net assets from operations:
Net investment income (loss)	1,358,154		(4,509,026)		2,003,260	454,084
Net realized gain on investments	16,004,715		104,050,686		16,847,219	10,079,561
Net change in unrealized appreciation (depreciation) on investments	122,051,175		6,000,858		9,419,052	7,191,158

Net increase in net assets from operations	139,414,044		105,542,518		28,269,531	17,724,803

Distributions to shareholders from:
Net investment income:
Class N	—		—		(95,581)	—
Class I	—		—		(2,552,798)	—
Net realized gain on investments:
Class N	(36,352,901)		(37,105,939)		(391,684)	(2,638,084)
Class I	(59,453,401)		(60,086,992)		(8,873,103)	(26,691,130)

Total distributions	(95,806,302)		(97,192,931)		(11,913,166)	(29,329,214)

Capital share transactions:
Proceeds from sales of shares:
Class N	46,927,350		100,985,943		6,758,713	2,113,833
Class I	105,949,711		155,633,470		33,946,467	50,275,199
Proceeds from reinvestment of distributions:
Class N	35,759,291		36,431,124		459,196	2,564,966
Class I	43,230,709		41,999,122		10,087,922	23,172,373
Cost of shares redeemed:
Class N	(61,919,524)		(126,301,603)		(1,244,536)	(10,015,665)
Class I	(134,480,385	)(a)	(193,593,771	)(b)	(30,535,756)	(37,413,865)

Net increase (decrease) from capital share transactions	35,467,152		15,154,285		19,472,006	30,696,841

Total increase (decrease) in net assets	79,074,894		23,503,872		35,828,371	19,092,430

NET ASSETS at End of Period	$1,103,862,977		$1,024,788,083		$198,608,235	$162,779,864

Undistributed (distributions in excess of) net investment income (loss)	$1,358,154		$—		$(185,056)	$460,063

(a)	TAMRO Small Cap Fund had a redemption-in-kind in the amount of $52,573,290 on January 15, 2013. The redemption was comprised of securities and cash in the amounts of $51,794,423 and $778,867, respectively.
(b)	TAMRO Small Cap Fund had redemptions-in-kind in the amounts of $40,667,980 and $7,010,475, respectively, on May 1, 2012 and June 27, 2012. The redemptions were comprised of securities and cash in the amounts of $39,335,174 and $6,762,586, respectively and $1,332,806 and $247,889, respectively.

See accompanying Notes to Financial Statements.

74

Aston Funds

River Road Small Cap Value Fund		River Road Independent Value Fund		DoubleLine Core Plus Fixed Income Fund
Six Months Ended April 30, 2013 (unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (unaudited)	Year Ended October 31, 2012

$289,229,188	$337,488,064	$700,649,463	$391,700,125	$176,881,578	$27,143,189

3,807,328	1,258,684	(727,156)	(4,006,369)	2,688,115	2,987,256
28,565,377	21,254,625	24,953,502	36,018,328	470,501	1,032,232
16,743,693	11,176,504	(8,439,826)	10,854,961	1,514,280	4,872,717

49,116,398	33,689,813	15,786,520	42,866,920	4,672,896	8,892,205

(768,063)	—	—	—	(1,398,451)	(1,317,861)
(4,548,794)	—	—	—	(1,990,847)	(2,043,553)

(1,497,083)	—	(20,379,878)	(3,623,431)	(491,620)	(34,851)
(7,569,096)	—	(19,173,209)	(2,074,734)	(597,665)	(24,248)

(14,383,036)	—	(39,553,087)	(5,698,165)	(4,478,583)	(3,420,513)

3,572,808	11,250,505	66,566,015	202,967,411	40,270,203	71,060,094
23,968,968	47,334,504	76,966,063	276,507,471	40,749,775	103,044,113

2,244,845	—	20,310,806	3,615,800	1,869,711	1,344,828
12,089,609	—	18,660,298	2,024,439	2,310,129	1,929,366

(7,236,197)	(61,115,685)	(96,452,265)	(170,062,099)	(17,922,852)	(25,676,534)
(29,943,804)	(79,418,013)	(39,449,921)	(43,272,439)	(13,106,829)	(7,435,170)

4,696,229	(81,948,689)	46,600,996	271,780,583	54,170,137	144,266,697

39,429,591	(48,258,876)	22,834,429	308,949,338	54,364,450	149,738,389

$328,658,779	$289,229,188	$723,483,892	$700,649,463	$231,246,028	$176,881,578

$(214,865)	$1,294,664	$(770,617)	$(43,461)	$(1,081,922)	$(380,739)

See accompanying Notes to Financial Statements.

75

Aston Funds

Statements of Changes in Net Assets – continued

	TCH Fixed Income Fund		Lake Partners LASSO Alternatives Fund
	Six Months Ended April 30, 2013 (unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (unaudited)	Year Ended October 31, 2012

NET ASSETS at Beginning of Period	$70,167,760	$72,769,324	$287,061,601	$207,625,322

Increase in net assets from operations:
Net investment income (loss)	1,225,560	3,011,666	976,382	1,365,720
Net realized gain (loss) on investments, purchased options, written options, securities sold short, foreign currency transactions and capital gain distributions	1,146,492	1,541,463	9,922,213	1,557,869
Net change in unrealized appreciation (depreciation) on investments, purchased options, written options, securities sold short and translation of assets and liabilities denominated in foreign currency	(665,491)	2,125,017	11,021,393	10,167,273

Net increase in net assets from operations	1,706,561	6,678,146	21,919,988	13,090,862

Distributions to shareholders from:
Net investment income:
Class N	(1,205,704)	(2,752,487)	(472,420)	(255,933)
Class I	(218,905)	(479,605)	(3,732,874)	(3,425,003)
Net realized gain on investments:
Class N	—	—	—	—
Class I	—	—	—	—

Total distributions	(1,424,609)	(3,232,092)	(4,205,294)	(3,680,936)

Capital share transactions:
Proceeds from sales of shares:
Class N	8,137,341	11,970,554	18,408,483	20,838,852
Class I	786,153	3,311,240	101,084,466	104,018,117
Proceeds from reinvestment of distributions:
Class N	1,156,823	2,642,277	452,219	254,528
Class I	190,631	384,209	3,236,441	1,747,717
Cost of shares redeemed:
Class N	(9,770,202)	(20,139,538)	(12,500,660)	(5,931,093)
Class I	(1,179,134)	(4,216,360)	(44,658,609)	(50,901,768)

Net increase (decrease) from capital share transactions	(678,388)	(6,047,618)	66,022,340	70,026,353

Total increase (decrease) in net assets	(396,436)	(2,601,564)	83,737,034	79,436,279

NET ASSETS at End of Period	$69,771,324	$70,167,760	$370,798,635	$287,061,601

Undistributed (distributions in excess of) net investment income (loss)	$58,234	$257,283	$(2,447,886)	$781,026

See accompanying Notes to Financial Statements.

76

Aston Funds

Anchor Capital Enhanced Equity Fund		River Road Long-Short Fund		Barings International Fund
Six Months Ended April 30, 2013 (unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (unaudited)	Year Ended October 31, 2012	Six Months Ended April 30, 2013 (unaudited)	Year Ended October 31, 2012

$177,809,320	$113,205,174	$7,506,387	$4,593,930	$62,083,656	$52,782,652

1,968,428	2,759,375	(82,076)	(98,537)	534,472	1,043,951
(1,512,626)	2,854,278	625,421	613,267	(1,386,152)	883,136
9,720,158	(1,004,621)	540,367	(73,523)	6,007,891	760,195

10,175,960	4,609,032	1,083,712	441,207	5,156,211	2,687,282

(1,091,234)	(1,259,013)	—	—	(5,702)	(2,517)
(910,892)	(1,453,347)	—	—	(986,921)	(507,253)

(1,672,759)	(5,377,824)	(437,571)	—	(5,125)	(9,564)
(1,243,697)	(6,563,185)	—	—	(754,174)	(1,371,156)

(4,918,582)	(14,653,369)	(437,571)	—	(1,751,922)	(1,890,490)

17,670,239	89,657,148	15,815,644	3,037,084	14,984	11,495
19,095,086	42,752,026	6,970,407	—	10,446,823	17,971,181

2,742,104	6,562,788	437,571	—	10,574	12,081
1,422,757	5,836,625	—	—	1,523,863	1,167,329

(42,185,073)	(34,343,989)	(5,259,154)	(565,834)	(14,548)	(271)
(48,687,440)	(35,816,115)	(100)	—	(9,519,272)	(10,657,603)

(49,942,327)	74,648,483	17,964,368	2,471,250	2,462,424	8,504,212

(44,684,949)	64,604,146	18,610,509	2,912,457	5,866,713	9,301,004

$133,124,371	$177,809,320	$26,116,896	$7,506,387	$67,950,369	$62,083,656

$93,837	$127,535	$(111,808)	$(29,732)	$534,290	$992,441

See accompanying Notes to Financial Statements.

77

Aston Funds

Statements of Changes in Net Assets – continued

	LMCG Emerging Market Fund	Harrison Street Real Estate Fund
	Period Ended April 30, 2013(a) (unaudited)	Six Months Ended April 30, 2013 (unaudited)	Year Ended October 31, 2012

NET ASSETS at Beginning of Period	$—	$10,546,604	$39,212,065

Increase (decrease) in net assets from operations:
Net investment income	2,070	65,993	173,143
Net realized gain (loss) on investments and foreign currency transactions	(39,284)	770,833	1,929,157
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currency	49,069	982,599	(2,376,608)

Net increase (decrease) in net assets from operations	11,855	1,819,425	(274,308)

Distributions to shareholders from:
Net investment income:
Class N	—	(162,128)	(46,752)
Class I	—	(2,875)	(823)

Total distributions	—	(165,003)	(47,575)

Capital share transactions:
Proceeds from sales of shares:
Class N	676,407	4,088,134	6,295,128
Class I	3,400,004	42,482	208,772
Proceeds from reinvestment of distributions:
Class N	—	153,598	44,264
Class I	—	1,905	539
Cost of shares redeemed:
Class N	—	(3,706,662)	(3,336,601)
Class I	—	(8,201)	(31,555,680	)(b)

Net increase (decrease) from capital share transactions	4,076,411	571,256	(28,343,578)

Total increase (decrease) in net assets	4,088,266	2,225,678	(28,665,461)

NET ASSETS at End of Period	$4,088,266	$12,772,282	$10,546,604

Undistributed (distributions in excess of) net investment income (loss)	$2,070	$26,484	$125,494

(a)	LMCG Emerging Markets Fund began issuing shares on March 27, 2013.
(b)	Harrison Street Real Estate Fund had a redemption-in-kind in the amount of $31,399,368 on December 2, 2011. The redemption was comprised of securities and cash in the amounts of $30,913,574 and $485,794, respectively.

See accompanying Notes to Financial Statements.

78

Aston Funds

Montag & Caldwell Balanced Fund
Six Months Ended April 30, 2013 (unaudited)	Year Ended October 31, 2012

$33,466,255	$24,729,716

157,004	227,101
1,689,654	1,435,094

603,765	422,708

2,450,423	2,084,903

(209,359)	(309,427)
(12,857)	(22,048)

(222,216)	(331,475)

1,906,115	12,344,202
126,073	641,711

204,025	301,482
5,528	9,037

(10,614,194)	(6,067,796)
(347,615)	(245,525)

(8,720,068)	6,983,111

(6,491,861)	8,736,539

$26,974,394	$33,466,255

$(296,161)	$(230,949)

See accompanying Notes to Financial Statements.

79

Aston Funds

ASTON/Montag & Caldwell Growth Fund – Class N	April 30, 2013

Financial Highlights

	Six Months Ended 04/30/13 (unaudited)		Year Ended 10/31/12	Year Ended 10/31/11	Year Ended 10/31/10		Year Ended 10/31/09		Year Ended 10/31/08
Net Asset Value, Beginning of Period	$25.31		$24.72	$22.92	$20.87		$18.84		$31.51

Income from Investment Operations:
Net investment income	0.14		0.15 (a)	0.14 (a)	0.12	(a)	0.08	(a)	0.07	(a)
Net realized and unrealized gain (loss) on investments	3.23		2.45	1.83	2.01	(b)	2.61		(8.66)

Total from investment operations	3.37		2.60	1.97	2.13		2.69		(8.59)

Less Distributions:
Distributions from and in excess of net investment income	(0.22)		(0.13)	(0.13)	(0.08)		(0.06)		(0.05)
Distributions from net realized gain on investments	(1.71)		(1.88)	(0.04)	—		(0.60)		(4.03)

Total distributions	(1.93)		(2.01)	(0.17)	(0.08)		(0.66)		(4.08)

Net increase (decrease) in net asset value .	1.44		0.59	1.80	2.05		2.03		(12.67)

Net Asset Value, End of Period	$26.75		$25.31	$24.72	$22.92		$20.87		$18.84

Total Return (c)	14.36	%(d)	11.40%	8.56%	10.20%		15.08%		(31.13)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$2,161,408		$1,908,663	$1,683,183	$1,506,075		$1,277,346		$602,905
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.04	%(e)	1.05%	1.06%	1.08	%(f)	1.11%		1.08	%(f)
After expense reimbursement and/or fee waiver by Adviser	1.04	%(e)	1.05%	1.06%	1.08	%(f)	1.11%		1.08	%(f)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.10	%(e)	0.60%	0.59%	0.56%		0.41%		0.26%
After expense reimbursement and/or fee waiver by Adviser	1.10	%(e)	0.60%	0.59%	0.56%		0.41%		0.26%
Portfolio Turnover	23.27	%(d)	46.42%	63.48%	57.39	%(g)	35.09	%(h)	52.32%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	Includes payments by affiliates of less than $0.005 per share.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for each of the years ended October 31, 2010 and October 31, 2008. The interest expenses are from utilizing the line of credit as discussed in Note H to the Financial Statements.
(g)	Portfolio turnover rate excludes securities received from a reorganization.
(h)	Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

See accompanying Notes to Financial Statements.

80

Aston Funds

ASTON/Montag & Caldwell Growth Fund – Class I	April 30, 2013

Financial Highlights

	Six Months Ended 04/30/13 (unaudited)		Year Ended 10/31/12	Year Ended 10/31/11	Year Ended 10/31/10		Year Ended 10/31/09		Year Ended 10/31/08
Net Asset Value, Beginning of Period	$25.46		$24.85	$23.05	$20.97		$18.94		$31.61

Income from Investment Operations:
Net investment income	0.18		0.21 (a)	0.21 (a)	0.18	(a)	0.12	(a)	0.13	(a)
Net realized and unrealized gain (loss) on investments	3.24		2.47	1.82	2.02	(b)	2.62		(8.70)

Total from investment operations	3.42		2.68	2.03	2.20		2.74		(8.57)

Less Distributions:
Distributions from and in excess of net investment income	(0.28)		(0.19)	(0.19)	(0.12)		(0.11)		(0.07)
Distributions from net realized gain on investments	(1.71)		(1.88)	(0.04)	—		(0.60)		(4.03)

Total distributions	(1.99)		(2.07)	(0.23)	(0.12)		(0.71)		(4.10)

Net increase (decrease) in net asset value	1.43		0.61	1.80	2.08		2.03		(12.67)

Net Asset Value, End of Period	$26.89		$25.46	$24.85	$23.05		$20.97		$18.94

Total Return (c)	14.52	%(d)	11.67%	8.82%	10.49%		15.36%		(30.96)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$2,750,684		$2,406,145	$1,749,183	$1,528,981		$1,205,637		$754,671
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.79	%(e)	0.80%	0.81%	0.83	%(f)	0.86%		0.83	%(f)
After expense reimbursement and/or fee waiver by Adviser	0.79	%(e)	0.80%	0.81%	0.83	%(f)	0.86%		0.83	%(f)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.35	%(e)	0.85%	0.84%	0.81%		0.66%		0.51%
After expense reimbursement and/or fee waiver by Adviser	1.35	%(e)	0.85%	0.84%	0.81%		0.66%		0.51%
Portfolio Turnover	23.27	%(d)	46.42%	63.48%	57.39	%(g)	35.09	%(h)	52.32%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	Includes payments by affiliates of less than $0.005 per share.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for each of the years ended October 31, 2010 and October 31, 2008. The interest expenses are from utilizing the line of credit as discussed in Note H to the Financial Statements.
(g)	Portfolio turnover rate excludes securities received from a reorganization.
(h)	Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

See accompanying Notes to Financial Statements.

81

Aston Funds

ASTON/Montag & Caldwell Growth Fund – Class R	April 30, 2013

Financial Highlights

	Six Months Ended 04/30/13 (unaudited)		Year Ended 10/31/12	Year Ended 10/31/11	Year Ended 10/31/10		Year Ended 10/31/09		Year Ended 10/31/08
Net Asset Value, Beginning of Period	$25.02		$24.45	$22.70	$20.73		$18.69		$31.33

Income from Investment Operations:
Net investment income	0.11		0.09 (a)	0.08 (a)	0.07	(a)	0.03	(a)	—	(a)(b)
Net realized and unrealized gain (loss) on investments	3.19		2.43	1.80	1.98	(c)	2.61		(8.58)

Total from investment operations	3.30		2.52	1.88	2.05		2.64		(8.58)

Less Distributions:
Distributions from and in excess of net investment income	(0.15)		(0.07)	(0.09)	(0.08)		—		(0.03)
Distributions from net realized gain on investments	(1.71)		(1.88)	(0.04)	—		(0.60)		(4.03)

Total distributions	(1.86)		(1.95)	(0.13)	(0.08)		(0.60)		(4.06)

Net increase (decrease) in net asset value .	1.44		0.57	1.75	1.97		2.04		(12.64)

Net Asset Value, End of Period	$26.46		$25.02	$24.45	$22.70		$20.73		$18.69

Total Return (d)	14.22	%(e)	11.10%	8.29%	9.90%		14.87%		(31.28)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$9,941		$8,771	$8,654	$7,292		$3,840		$266
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.29	%(f)	1.30%	1.31%	1.33	%(g)	1.36%		1.33	%(g)
After expense reimbursement and/or fee waiver by Adviser	1.29	%(f)	1.30%	1.31%	1.33	%(g)	1.36%		1.33	%(g)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.85	%(f)	0.35%	0.34%	0.31%		0.16%		0.01%
After expense reimbursement and/or fee waiver by Adviser	0.85	%(f)	0.35%	0.34%	0.31%		0.16%		0.01%
Portfolio Turnover	23.27	%(e)	46.42%	63.48%	57.39	%(h)	35.09	%(i)	52.32%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	Represents less than $0.005 per share.
(c)	Includes payments by affiliates of less than $0.005 per share.
(d)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(e)	Not annualized.
(f)	Annualized.
(g)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for each of the years ended October 31, 2010 and October 31, 2008. The interest expenses are from utilizing the line of credit as discussed in Note H to the Financial Statements.
(h)	Portfolio turnover rate excludes securities received from a reorganization.
(i)	Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

See accompanying Notes to Financial Statements.

82

Aston Funds

ASTON/TAMRO Diversified Equity Fund – Class N	April 30, 2013

Financial Highlights

	Six Months Ended 04/30/13 (unaudited)		Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08
Net Asset Value, Beginning of Period	$13.52		$12.34		$11.83		$9.72	$8.34	$14.41

Income from Investment Operations:
Net investment income (loss)	0.02		—	(a)	(0.02)		— (a)	— (a)	0.04
Net realized and unrealized gain (loss) on investments	1.63		1.44		0.53		2.13	1.42	(4.94)

Total from investment operations	1.65		1.44		0.51		2.13	1.42	(4.90)

Less Distributions:
Distributions from and in excess of net investment income	(0.03)		—		—		(0.02)	(0.04)	(0.01)
Distributions from net realized gain on investments	(0.02)		(0.26)		—		—	—	(1.16)

Total distributions	(0.05)		(0.26)		—		(0.02)	(0.04)	(1.17)

Net increase (decrease) in net asset value .	1.60		1.18		0.51		2.11	1.38	(6.07)

Net Asset Value, End of Period	$15.12		$13.52		$12.34		$11.83	$9.72	$8.34

Total Return (b)	12.19	%(c)	11.94%		4.31%		21.95%	17.13%	(36.75)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$24,698		$21,980		$24,354		$15,670	$10,486	$8,562
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.62	%(d)	1.68	%(e)	1.62	%(e)	1.63%	1.95%	1.88%
After expense reimbursement and/or fee waiver by Adviser	1.20	%(d)	1.20	%(e)	1.20	%(e)	1.20%	1.20%	1.20%
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(0.16	)%(d)	(0.47)%		(0.63)%		(0.45)%	(0.77)%	(0.37)%
After expense reimbursement and/or fee waiver by Adviser	0.26	%(d)	—	%(a)	(0.21)%		(0.02)%	(0.02)%	0.31%
Portfolio Turnover	30.13	%(c)	52.56%		65.96%		81.75%	85.49%	93.82%

(a)	Represents less than $(0.005) per share or less than (0.005)%.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for each of the years ended October 31, 2012 and October 31, 2011, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to the Financial Statements.

See accompanying Notes to Financial Statements.

83

Aston Funds

ASTON/TAMRO Diversified Equity Fund – Class I	April 30, 2013

Financial Highlights

	Six Months Ended 04/30/13 (unaudited)		Period Ended 10/31/12(a)
Net Asset Value, Beginning of Period	$13.55		$13.27

Income from Investment Operations:
Net investment income (loss)	0.04		(0.05)
Net realized and unrealized gain on investments	1.62		0.33

Total from investment operations	1.66		0.28

Less Distributions:
Distributions from and in excess of net investment income	(0.06)		—
Distributions from net realized gain on investments	(0.02)		—

Total Distributions	(0.08)		—

Net increase in net asset value	1.58		0.28

Net Asset Value, End of Period	$15.13		$13.55

Total Return (b)	12.38	%(c)	2.04	%(c)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$833		$569
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.37	%(d)	1.45	%(d)
After expense reimbursement and/or fee waiver by Adviser	0.95	%(d)	0.95	%(d)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.09	%(d)	(1.11	)%(d)
After expense reimbursement and/or fee waiver by Adviser	0.51	%(d)	(0.61	)%(d)
Portfolio Turnover	30.13	%(c)	52.56%

(a)	TAMRO Diversified Equity Fund began issuing Class I shares on March 1, 2012.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.

See accompanying Notes to Financial Statements.

84

Aston Funds

ASTON/Herndon Large Cap Value Fund – Class N	April 30, 2013

Financial Highlights

	Six Months Ended 04/30/13 (unaudited)		Year Ended 10/31/12	Year Ended 10/31/11	Period Ended 10/31/10(a)
Net Asset Value, Beginning of Period	$11.73		$11.31	$10.39	$10.00

Income from Investment Operations:
Net investment income	0.12		0.18 (b)	0.12 (b)	0.03
Net realized and unrealized gain on investments	1.31		0.91	0.81	0.36

Total from investment operations	1.43		1.09	0.93	0.39

Less Distributions:
Distributions from and in excess of net investment income	(0.22)		(0.11)	(0.01)	—
Distributions from net realized gain on investments	(0.22)		(0.56)	—	—

Total distributions	(0.44)		(0.67)	(0.01)	—

Net increase in net asset value	0.99		0.42	0.92	0.39

Net Asset Value, End of Period	$12.72		$11.73	$11.31	$10.39

Total Return (c)	12.66	%(d)	10.39%	9.09%	3.90	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$34,182		$20,832	$6,089	$1,472
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	1.29	%(e)	1.41%	2.38%	13.84	%(e)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	1.30	%(e)	1.30%	1.30%	1.30	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	1.87	%(e)	1.44%	(0.05)%	(11.94	)%(e)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	1.86	%(e)	1.55%	1.03%	0.60	%(e)
Portfolio Turnover	43.27	%(d)	80.56%	189.70%	38.64	%(d)

(a)	Herndon Large Cap Value Fund began issuing Class N shares on March 30, 2010.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

85

Aston Funds

ASTON/Herndon Large Cap Value Fund – Class I	April 30, 2013

Financial Highlights

	Six Months Ended 04/30/13 (unaudited)		Year Ended 10/31/12	Period Ended 10/31/11(a)
Net Asset Value, Beginning of Period	$11.75		$11.33	$11.48

Income from Investment Operations:
Net investment income	0.13		0.21 (b)	0.10	(b)
Net realized and unrealized gain (loss) on investments	1.31		0.91	(0.25)

Total from investment operations	1.44		1.12	(0.15)

Less Distributions:
Distributions from and in excess of net investment income	(0.24)		(0.14)	—
Distributions from net realized gain on investments	(0.22)		(0.56)	—

Total distributions	(0.46)		(0.70)	—

Net increase (decrease) in net asset value	0.98		0.42	(0.15)

Net Asset Value, End of Period	$12.73		$11.75	$11.33

Total Return (c)	12.83	%(d)	10.69%	(1.31	)%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$57,776		$34,575	$11,881
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	1.04	%(e)	1.16%	2.13	%(e)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	1.05	%(e)	1.05%	1.05	%(e)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	2.12	%(e)	1.69%	0.20	%(e)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	2.11	%(e)	1.80%	1.28	%(e)
Portfolio Turnover	43.27	%(d)	80.56%	189.70%

(a)	Herndon Large Cap Value Fund began issuing Class I shares on March 1, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

86

Aston Funds

ASTON/Cornerstone Large Cap Value Fund – Class N	April 30, 2013

Financial Highlights

	Six Months Ended 04/30/13 (unaudited)		Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09		Year Ended 10/31/08
Net Asset Value, Beginning of Period	$11.04		$10.04		$9.20		$8.31		$9.07		$15.57

Income from Investment Operations:
Net investment income	0.03	(a)	0.10	(a)	0.12	(a)	0.13		0.15		0.15
Net realized and unrealized gain (loss) on investments	1.50		0.94		0.83		0.89		0.41		(5.08)

Total from investment operations	1.53		1.04		0.95		1.02		0.56		(4.93)

Less Distributions:
Distributions from and in excess of net investment income	(0.11)		(0.04)		(0.11)		(0.13)		(0.15)		(0.16)
Distributions from net realized gain on investments	—		—		—		—		(1.17)		(1.41)

Total distributions	(0.11)		(0.04)		(0.11)		(0.13)		(1.32)		(1.57)

Net increase (decrease) in net asset value .	1.42		1.00		0.84		0.89		(0.76)		(6.50)

Net Asset Value, End of Period	$12.46		$11.04		$10.04		$9.20		$8.31		$9.07

Total Return (b)	14.01	%(c)	10.43%		10.44%		12.37%		8.60%		(34.85)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$25,925		$21,105		$24,631		$19,984		$20,173		$19,704
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.50	%(d)	1.58%		1.61%		1.19	%(e)	1.21%		1.18	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.30	%(d)	1.26	%(f)	1.14	%(f)	1.07	%(e)	1.07	%(g)	1.02	%(e)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.34	%(d)	0.60%		0.80%		1.32%		1.77%		1.22%
After expense reimbursement and/or fee waiver by Adviser	0.54	%(d)	0.92%		1.27%		1.44%		1.91%		1.38%
Portfolio Turnover	28.34	%(c)	58.21%		59.07	%(h)	37.44%		39.00%		67.57%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for each of the years ended October 31, 2010 and October 31, 2008, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to the Financial Statements.
(f)	Effective March 22, 2011, the Adviser changed the voluntary expense limitation from 1.07% to 1.19%. Subsequently, on February 29, 2012, the Adviser removed the voluntary expense limitation and replaced it with a contractual expense limitation of 1.30%.
(g)	The contractual expense limitation of 1.07%, which excludes interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses, was removed by the Adviser and replaced with a voluntary expense limitation of 1.07% effective March 1, 2009. Voluntary expense waivers can be terminated by the Adviser at any time.
(h)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

87

Aston Funds

ASTON/Cornerstone Large Cap Value Fund – Class I	April 30, 2013

Financial Highlights

	Six Months Ended 04/30/13 (unaudited)		Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09		Year Ended 10/31/08
Net Asset Value, Beginning of Period	$11.07		$10.05		$9.19		$8.31		$9.06		$15.57

Income from Investment Operations:
Net investment income	0.05	(a)	0.11	(a)	0.16	(a)	0.15		0.17		0.20
Net realized and unrealized gain (loss) on investments	1.49		0.96		0.84		0.88		0.42		(5.10)

Total from investment operations	1.54		1.07		1.00		1.03		0.59		(4.90)

Less Distributions:
Distributions from and in excess of net investment income	(0.14)		(0.05)		(0.14)		(0.15)		(0.17)		(0.20)
Distributions from net realized gain on investments	—		—		—		—		(1.17)		(1.41)

Total distributions	(0.14)		(0.05)		(0.14)		(0.15)		(1.34)		(1.61)

Net increase (decrease) in net asset value .	1.40		1.02		0.86		0.88		(0.75)		(6.51)

Net Asset Value, End of Period	$12.47		$11.07		$10.05		$9.19		$8.31		$9.06

Total Return (b)	14.09	%(c)	10.66%		10.95%		12.53%		9.01%		(34.73)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$17,234		$5,397		$126		$204,051		$205,580		$188,688
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.25	%(d)	1.33%		1.36%		0.94	%(e)	0.96%		0.93	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.05	%(d)	1.01	%(f)	0.89	%(f)	0.82	%(e)	0.82	%(g)	0.77	%(e)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.59	%(d)	0.85%		1.05%		1.57%		2.02%		1.47%
After expense reimbursement and/or fee waiver by Adviser	0.79	%(d)	1.17%		1.52%		1.69%		2.16%		1.63%
Portfolio Turnover	28.34	%(c)	58.21%		59.07	%(h)	37.44%		39.00%		67.57%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expense to average net assets included interest expenses of less than 0.005% for each of the years ended October 31, 2010 and October 31, 2008, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to the Financial Statements.
(f)	Effective March 22, 2011, the Adviser changed the voluntary expense limitation from 0.82% to 0.94%. Subsequently, on February 29, 2012, the Adviser removed the voluntary expense limitation and replaced it with a contractual expense limitation of 1.05%.
(g)	The contractual expense limitation of 0.82%, which excludes interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses, was removed by the Adviser and replaced with a voluntary expense limitation of 0.82% effective March 1, 2009. Voluntary expense waivers can be terminated by the Adviser at any time.
(h)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

88

Aston Funds

ASTON/River Road Dividend All Cap Value Fund – Class N	April 30, 2013

Financial Highlights

	Six Months Ended 04/30/13 (unaudited)		Year Ended 10/31/12	Year Ended 10/31/11	Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08
Net Asset Value, Beginning of Period	$11.67		$10.68	$10.23	$8.58	$8.43	$12.58

Income from Investment Operations:
Net investment income	0.16	(a)	0.31 (a)	0.29 (a)	0.26 (a)	0.26 (a)	0.38
Net realized and unrealized gain (loss) on investments	1.69		1.05	0.42	1.62	0.08	(3.54)

Total from investment operations	1.85		1.36	0.71	1.88	0.34	(3.16)

Less Distributions:
Distributions from and in excess of net investment income	(0.13)		(0.30)	(0.26)	(0.23)	(0.19)	(0.32)
Return of capital	—		—	—	—	—	(0.01)
Distributions from net realized gain on investments	(0.44)		(0.07)	—	—	—	(0.66)

Total distributions	(0.57)		(0.37)	(0.26)	(0.23)	(0.19)	(0.99)

Net increase (decrease) in net asset value	1.28		0.99	0.45	1.65	0.15	(4.15)

Net Asset Value, End of Period	$12.95		$11.67	$10.68	$10.23	$8.58	$8.43

Total Return (b)	16.80	%(c)	12.96%	6.94%	22.20%	4.33%	(26.82)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$399,982		$338,166	$301,290	$135,544	$81,842	$51,504
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.09	%(d)	1.12%	1.12%	1.14%	1.21%	1.35	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.09	%(d)	1.12%	1.12%	1.14%	1.21%	1.30	%(e)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	2.64	%(d)	2.74%	2.70%	2.69%	3.36%	3.81%
After expense reimbursement and/or fee waiver by Adviser	2.64	%(d)	2.74%	2.70%	2.69%	3.36%	3.86%
Portfolio Turnover	17.55	%(c)	28.17%	24.65%	29.92%	47.34%	48.95%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2008, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to the Financial Statements.

See accompanying Notes to Financial Statements.

89

Aston Funds

ASTON/River Road Dividend All Cap Value Fund – Class I	April 30, 2013

Financial Highlights

	Six Months Ended 04/30/13 (unaudited)		Year Ended 10/31/12	Year Ended 10/31/11	Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08
Net Asset Value, Beginning of Period	$11.66		$10.67	$10.22	$8.57	$8.42	$12.57

Income from Investment Operations:
Net investment income	0.17	(a)	0.34 (a)	0.32 (a)	0.28 (a)	0.29 (a)	0.41
Net realized and unrealized gain (loss) on investments	1.71		1.05	0.42	1.63	0.07	(3.55)

Total from investment operations	1.88		1.39	0.74	1.91	0.36	(3.14)

Less Distributions:
Distributions from and in excess of net investment income	(0.15)		(0.33)	(0.29)	(0.26)	(0.21)	(0.34)
Return of capital	—		—	—	—	—	(0.01)
Distributions from net realized gain on investments	(0.44)		(0.07)	—	—	—	(0.66)

Total distributions	(0.59)		(0.40)	(0.29)	(0.26)	(0.21)	(1.01)

Net increase (decrease) in net asset value .	1.29		0.99	0.45	1.65	0.15	(4.15)

Net Asset Value, End of Period	$12.95		$11.66	$10.67	$10.22	$8.57	$8.42

Total Return (b)	17.02	%(c)	13.25%	7.21%	22.53%	4.59%	(26.66)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$694,513		$586,043	$318,863	$137,629	$77,185	$144
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.84	%(d)	0.87%	0.87%	0.89%	0.96%	1.10	%(e)
After expense reimbursement and/or fee waiver by Adviser	0.84	%(d)	0.87%	0.87%	0.89%	0.96%	1.05	%(e)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	2.89	%(d)	2.99%	2.95%	2.94%	3.61%	4.06%
After expense reimbursement and/or fee waiver by Adviser	2.89	%(d)	2.99%	2.95%	2.94%	3.61%	4.11%
Portfolio Turnover	17.55	%(c)	28.17%	24.65%	29.92%	47.34%	48.95%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2008, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to the Financial Statements.

See accompanying Notes to Financial Statements.

90

Aston Funds

ASTON/River Road Dividend All Cap Value Fund II – Class N	April 30, 2013

Financial Highlights

	Six Months Ended 04/30/13 (unaudited)		Period Ended 10/31/12(a)
Net Asset Value, Beginning of Period	$10.44		$10.00

Income from Investment Operations:
Net investment income	0.11		0.09	(b)
Net realized and unrealized gain on investments	1.54		0.41

Total from investment operations	1.65		0.50

Less Distributions:
Distributions from and in excess of net investment income	(0.13)		(0.06)
Distributions from net realized gain on investments	—	(c)	—

Total distributions	(0.13)		(0.06)

Net increase in net asset value	1.52		0.44

Net Asset Value, End of Period	$11.96		$10.44

Total Return (d)	15.92	%(e)	5.09	%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$2,391		$1,049
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.71	%(f)	4.99	%(f)
After expense reimbursement and/or fee waiver by Adviser	1.30	%(f)	1.30	%(f)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.57	%(f)	(1.24	)%(f)
After expense reimbursement and/or fee waiver by Adviser	1.98	%(f)	2.45	%(f)
Portfolio Turnover	11.20	%(e)	5.58	%(e)(g)

(a)	River Road Dividend All Cap Value Fund II began issuing Class N shares on June 26, 2012.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	Represents less than $(0.005) per share.
(d)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover excludes securities received from processing a subscription-in-kind.

See accompanying Notes to Financial Statements.

91

Aston Funds

ASTON/River Road Dividend All Cap Value Fund II – Class I	April 30, 2013

Financial Highlights

	Six Months Ended 04/30/13 (unaudited)		Period Ended 10/31/12(a)
Net Asset Value, Beginning of Period	$10.45		$10.00

Income from Investment Operations:
Net investment income	0.12		0.10	(b)
Net realized and unrealized gain on investments	1.53		0.42

Total from investment operations	1.65		0.52

Less Distributions:
Distributions from and in excess of net investment income	(0.14)		(0.07)
Distributions from net realized gain on investments	—	(c)	—

Total distributions	(0.14)		(0.07)

Net increase in net asset value	1.51		0.45

Net Asset Value, End of Period	$11.96		$10.45

Total Return (d)	16.06	%(e)	5.17	%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$52,586		$9,370
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.46	%(f)	4.74	%(f)
After expense reimbursement and/or fee waiver by Adviser	1.05	%(f)	1.05	%(f)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.82	%(f)	(0.99	)%(f)
After expense reimbursement and/or fee waiver by Adviser	2.23	%(f)	2.70	%(f)
Portfolio Turnover	11.20	%(e)	5.58	%(e)(g)

(a)	River Road Dividend All Cap Value Fund II began issuing Class I shares on June 26, 2012.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	Represents less than $(0.005) per share.
(d)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover excludes securities received from processing a subscription-in-kind.

See accompanying Notes to Financial Statements.

92

Aston Funds

ASTON/Fairpointe Mid Cap Fund – Class N	April 30, 2013

Financial Highlights

	Six Months Ended 04/30/13 (unaudited)		Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09		Year Ended 10/31/08
Net Asset Value, Beginning of Period	$32.79		$29.76		$29.04		$22.73		$17.25		$32.32

Income from Investment Operations:
Net investment income	0.17		0.16		0.06	(a)	0.01		0.09		0.05
Net realized and unrealized gain (loss) on investments	6.46		3.13		0.82		6.35		5.82		(12.93)

Total from investment operations	6.63		3.29		0.88		6.36		5.91		(12.88)

Less Distributions:
Distributions from and in excess of net investment income	(0.30)		(0.05)		(0.08)		(0.05)		(0.14)		—
Distributions from net realized gain on investments	(0.74)		(0.21)		(0.08)		—		(0.29)		(2.19)

Total distributions	(1.04)		(0.26)		(0.16)		(0.05)		(0.43)		(2.19)

Net increase (decrease) in net asset value .	5.59		3.03		0.72		6.31		5.48		(15.07)

Net Asset Value, End of Period	$38.38		$32.79		$29.76		$29.04		$22.73		$17.25

Total Return (b)	20.79	%(c)	11.15%		2.98%		28.01%		35.60%		(42.50)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$1,869,671		$1,561,510		$1,502,266		$1,469,354		$842,233		$508,886
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.10	%(d)	1.11	%(e)	1.14	%(e)	1.14	%(e)	1.20	%(e)	1.16	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.10	%(d)	1.11	%(e)	1.14	%(e)	1.14	%(e)	1.20	%(e)	1.16	%(e)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.98	%(d)	0.50%		0.21%		—	%(f)	0.46%		0.18%
After expense reimbursement and/or fee waiver by Adviser	0.98	%(d)	0.50%		0.21%		—	%(f)	0.46%		0.18%
Portfolio Turnover	15.55	%(c)	28.06	%(g)	11.20%		13.82%		17.72%		22.58%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for each of the years ended October 31, 2012, October 31, 2011, October 31, 2010, October 31, 2009 and October 31, 2008, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to the Financial Statements.
(f)	Represents less than 0.005%.
(g)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

93

Aston Funds

ASTON/Fairpointe Mid Cap Fund – Class I	April 30, 2013

Financial Highlights

	Six Months Ended 04/30/13 (unaudited)		Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09		Year Ended 10/31/08
Net Asset Value, Beginning of Period	$33.28		$30.20		$29.41		$23.00		$17.47		$32.64

Income from Investment Operations:
Net investment income	0.23		0.24		0.14	(a)	0.07		0.13		0.11
Net realized and unrealized gain (loss) on investments	6.55		3.18		0.82		6.43		5.89		(13.09)

Total from investment operations	6.78		3.42		0.96		6.50		6.02		(12.98)

Less Distributions:
Distributions from and in excess of net investment income	(0.39)		(0.13)		(0.09)		(0.09)		(0.20)		—
Distributions from net realized gain on investment	(0.74)		(0.21)		(0.08)		—		(0.29)		(2.19)

Total distributions	(1.13)		(0.34)		(0.17)		(0.09)		(0.49)		(2.19)

Net increase (decrease) in net asset value	5.65		3.08		0.79		6.41		5.53		(15.17)

Net Asset Value, End of Period	$38.93		$33.28		$30.20		$29.41		$23.00		$17.47

Total Return (b)	20.96	%(c)	11.46%		3.22%		28.31%		35.97%		(42.39)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$1,853,062		$1,464,222		$1,339,223		$499,651		$150,953		$93,176
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.85	%(d)	0.86	%(e)	0.89	%(e)	0.89	%(e)	0.95	%(e)	0.91	%(e)
After expense reimbursement and/or fee waiver by Adviser	0.85	%(d)	0.86	%(e)	0.89	%(e)	0.89	%(e)	0.95	%(e)	0.91	%(e)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.23	%(d)	0.75%		0.46%		0.25%		0.71%		0.43%
After expense reimbursement and/or fee waiver by Adviser	1.23	%(d)	0.75%		0.46%		0.25%		0.71%		0.43%
Portfolio Turnover	15.55	%(c)	28.06	%(f)	11.20%		13.82%		17.72%		22.58%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for each of the years ended October 31, 2012, October 31, 2011, October 31, 2010, October 31, 2009 and October 31, 2008, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to the Financial Statements.
(f)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

94

Aston Funds

ASTON/Montag & Caldwell Mid Cap Growth Fund – Class N	April 30, 2013

Financial Highlights

	Six Months Ended 04/30/13 (unaudited)		Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10	Year Ended 10/31/09	Period Ended 10/31/08(a)
Net Asset Value, Beginning of Period	$10.36		$9.71		$8.51		$6.83	$5.85	$10.00

Income from Investment Operations:
Net investment loss	(0.03	)(b)	(0.07	)(b)	(0.07)		(0.04)	(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments	1.09		0.72		1.27		1.74	1.02	(4.10)

Total from investment operations	1.06		0.65		1.20		1.70	0.98	(4.15)

Less Distributions:
Distributions from and in excess of net investment income	—		—		—		(0.02)	—	—
Distributions from net realized gain on investments	(0.10)		—		—		—	—	—

Total distributions	(0.10)		—		—		(0.02)	—	—

Net increase (decrease) in net asset value	0.96		0.65		1.20		1.68	0.98	(4.15)

Net Asset Value, End of Period	$11.32		$10.36		$9.71		$8.51	$6.83	$5.85

Total Return (c)	10.37	%(d)	6.70%		14.10%		24.85%	16.75%	(41.50	)%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$12,852		$7,369		$4,507		$3,399	$2,959	$1,815
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.89	%(e)	2.50%		3.07%		3.55%	5.02%	5.80	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.25	%(e)	1.25	%(f)	1.39	%(f)	1.40%	1.40%	1.40	%(e)
Ratios of net investment loss to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(1.19	)%(e)	(1.88)%		(2.39)%		(2.75)%	(4.13)%	(5.07	)%(e)
After expense reimbursement and/or fee waiver by Adviser	(0.55	)%(e)	(0.63)%		(0.71)%		(0.60)%	(0.51)%	(0.67	)%(e)
Portfolio Turnover	20.43	%(d)	36.60%		29.31%		31.49%	54.37%	63.66	%(d)

(a)	Montag & Caldwell Mid Cap Growth Fund began issuing Class N shares on November 1, 2007.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	For the period November 1, 2010 through September 29, 2011 the Adviser contractually waived management fees and/or reimbursed expenses so that the net expense ratio did not exceed 1.40%, excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses. Effective September 30, 2011, the Adviser implemented a voluntary expense limitation of 1.25%. Subsequently, on February 29, 2012, the Adviser removed the voluntary expense limitation and replaced it with a contractual expense limitation of 1.25%.

See accompanying Notes to Financial Statements.

95

Aston Funds

ASTON/LMCG Small Cap Growth Fund – Class N (formerly, ASTON Small Cap Growth Fund)	April 30, 2013

Financial Highlights

	Six Months Ended 04/30/13 (unaudited)		Year Ended 10/31/12		Period Ended 10/31/11(a)

Net Asset Value, Beginning of Period	$11.42		$9.95		$10.00

Income from Investment Operations:
Net investment income (loss)	0.07	(b)	(0.12	)(b)	(0.04)
Net realized and unrealized gain (loss) on investments	1.88		1.59		(0.01)

Total from investment operations	1.95		1.47		(0.05)

Less Distributions:
Distributions from net realized gains on investments	(0.89)		—		—

Total distributions	(0.89)		—		—

Net increase (decrease) in net asset value	1.06		1.47		(0.05)

Net Asset Value, End of Period	$12.48		$11.42		$9.95

Total Return (c)	18.19	%(d)	14.77%		(0.50	)%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$27,132		$5,659		$5,411
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	3.05	%(e)	2.86%		8.27	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.35	%(e)	1.35%		1.35	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(0.56	)%(e)	(2.68)%		(8.14	)%(e)
After expense reimbursement and/or fee waiver by Adviser	1.14	%(e)	(1.17)%		(1.21	)%(e)
Portfolio Turnover	74.56	%(d)(f)	168.05	%(g)	205.85	%(d)

(a)	LMCG Small Cap Growth Fund began issuing Class N shares on November 2, 2010.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received from the Reorganization, as discussed in Note J to the Financial Statements.
(g)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

96

Aston Funds

ASTON/LMCG Small Cap Growth Fund – Class I (formerly, ASTON Small Cap Growth Fund)	April 30, 2013

Financial Highlights

	Six Months Ended 04/30/13 (unaudited)		Year Ended 10/31/12		Period Ended 10/31/11(a)

Net Asset Value, Beginning of Period	$11.46		$9.97		$12.40

Income from Investment Operations:
Net investment income (loss)	0.08	(b)	(0.10	)(b)	(0.04)
Net realized and unrealized gain (loss) on investments	1.90		1.59		(2.39)

Total from investment operations	1.98		1.49		(2.43)

Less Distributions:
Distributions from net realized gains on investments	(0.89)		—		—

Total distributions	(0.89)		—		—

Net increase (decrease) in net asset value	1.09		1.49		(2.43)

Net Asset Value, End of Period	$12.55		$11.46		$9.97

Total Return (c)	18.40	%(d)	14.95%		(19.60	)%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$4,442		$755		$2,551
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	2.80	%(e)	2.61%		6.25	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.10	%(e)	1.10%		1.10	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(0.31	)%(e)	(2.43)%		(6.11	)%(e)
After expense reimbursement and/or fee waiver by Adviser	1.39	%(e)	(0.92)%		(0.96	)%(e)
Portfolio Turnover	74.56	%(d)(f)	168.05	%(g)	205.85	%(d)

(a)	LMCG Small Cap Growth Fund began issuing Class I shares on May 31, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received from the Reorganization, as discussed in Note J to the Financial Statements.
(g)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

97

Aston Funds

ASTON/Silvercrest Small Cap Fund – Class N	April 30, 2013

Financial Highlights

	Six Months Ended 04/30/13 (unaudited)		Period Ended 10/31/12(a)

Net Asset Value, Beginning of Period	$10.90		$10.00

Income from Investment Operations:
Net investment income	0.03	(b)	0.01
Net realized and unrealized gain on investments	1.62		0.89

Total from investment operations	1.65		0.90

Less Distributions:
Distributions from and in excess of net investment income	(0.11)		—
Distributions from net realized gains on investments	(0.03)		—

Total distributions	(0.14)		—

Net increase in net asset value	1.51		0.90

Net Asset Value, End of Period	$12.41		$10.90

Total Return (c)	15.30	%(d)	9.00	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$1,374		$750
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	2.46	%(e)	5.10	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.40	%(e)	1.40	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(0.52	)%(e)	(3.51	)%(e)
After expense reimbursement and/or fee waiver by Adviser	0.53	%(e)	0.19	%(e)
Portfolio Turnover	21.89	%(d)	26.22	%(d)(f)

(a)	Silvercrest Small Cap Fund began issuing Class N shares on December 23, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

98

Aston Funds

ASTON/Silvercrest Small Cap Fund – Class I	April 30, 2013

Financial Highlights

	Six Months Ended 04/30/13 (unaudited)		Period Ended 10/31/12(a)

Net Asset Value, Beginning of Period	$10.93		$10.00

Income from Investment Operations:
Net investment income	0.05	(b)	0.03
Net realized and unrealized gain on investments	1.62		0.90

Total from investment operations	1.67		0.93

Less Distributions:
Distributions from and in excess of net investment income	(0.13)		—
Distributions from net realized gains on investments	(0.03)		—

Total distributions	(0.16)		—

Net increase in net asset value	1.51		0.93

Net Asset Value, End of Period	$12.44		$10.93

Total Return (c)	15.44	%(d)	9.30	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$11,401		$4,962
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	2.21	%(e)	4.85	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.15	%(e)	1.15	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(0.27	)(e)	(3.26	)%(e)
After expense reimbursement and/or fee waiver by Adviser	0.78	%(e)	0.44	%(e)
Portfolio Turnover	21.89	%(d)	26.22	%(d)(f)

(a)	Silvercrest Small Cap Fund began issuing Class I shares on December 23, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

99

Aston Funds

ASTON/TAMRO Small Cap Fund – Class N	April 30, 2013

Financial Highlights

	Six Months Ended 04/30/13 (unaudited)		Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09		Year Ended 10/31/08
Net Asset Value, Beginning of Period	$20.52		$20.57		$19.42		$14.67		$13.64		$20.99

Income from Investment Operations:
Net investment income (loss)	0.01	(a)	(0.12	)(a)	(0.15	)(a)	(0.08	)(a)	(0.05	)(a)	0.05
Net realized and unrealized gain (loss) on investments	2.69		2.09		1.75		4.83		1.08		(6.43)

Total from investment operations	2.70		1.97		1.60		4.75		1.03		(6.38)

Less Distributions:
Distributions from net realized gain on investments	(1.98)		(2.02)		(0.45)		—		—		(0.97)

Total distributions	(1.98)		(2.02)		(0.45)		—		—		(0.97)

Net increase (decrease) in net asset value	0.72		(0.05)		1.15		4.75		1.03		(7.35)

Net Asset Value, End of Period	$21.24		$20.52		$20.57		$19.42		$14.67		$13.64

Total Return (b)	14.34	%(c)	10.70%		8.16%		32.29%		7.63%		(31.58)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$426,614		$389,125		$375,969		$335,809		$241,524		$159,965
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.30	%(d)	1.28	%(e)	1.29%		1.34%		1.37%		1.32%
After expense reimbursement and/or fee waiver by Adviser	1.30	%(d)	1.28	%(e)	1.29%		1.34%		1.36	%(f)	1.30%
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.11	%(d)	(0.59)%		(0.69)%		(0.49)%		(0.41)%		0.29%
After expense reimbursement and/or fee waiver by Adviser	0.11	%(d)	(0.59)%		(0.69)%		(0.49)%		(0.40)%		0.31%
Portfolio Turnover	32.53	%(c)(g)(h)	48.22	%(g)	47.25%		62.13%		89.92%		66.65%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for the year ended October 31, 2012, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to the Financial Statements.
(f)	The Adviser removed the contractual expense limitation of 1.30%, excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses, effective March 1, 2009.
(g)	Portfolio turnover rate excludes securities delivered from processing redemptions-in-kind.
(h)	Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

See accompanying Notes to Financial Statements.

100

Aston Funds

ASTON/TAMRO Small Cap Fund – Class I	April 30, 2013

Financial Highlights

	Six Months Ended 04/30/13 (unaudited)		Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09		Year Ended 10/31/08

Net Asset Value, Beginning of Period	$20.96		$20.91		$19.69		$14.87		$13.79		$21.16

Income from Investment Operations:
Net investment income (loss)	0.04	(a)	(0.07	)(a)	(0.09	)(a)	(0.04	)(a)	(0.02	)(a)	0.02
Net realized and unrealized gain (loss) on investments	2.75		2.14		1.76		4.87		1.12		(6.42)

Total from investment operations	2.79		2.07		1.67		4.83		1.10		(6.40)

Less Distributions:
Distributions from and in excess of net investment income	—		—		—		(0.01)		(0.02)		—
Distributions from net realized gain on investments	(1.98)		(2.02)		(0.45)		—		—		(0.97)

Total distributions	(1.98)		(2.02)		(0.45)		(0.01)		(0.02)		(0.97)

Net increase (decrease) in net asset value	0.81		0.05		1.22		4.82		1.08		(7.37)

Net Asset Value, End of Period	$21.77		$20.96		$20.91		$19.69		$14.87		$13.79

Total Return (b)	14.53	%(c)	10.98%		8.40%		32.62%		7.94%		(31.42)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$677,249		$635,663		$625,315		$549,627		$515,592		$238,399
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.05	%(d)	1.03	%(e)	1.04%		1.09%		1.12%		1.07%
After expense reimbursement and/or fee waiver by Adviser	1.05	%(d)	1.03	%(e)	1.04%		1.09%		1.11	%(f)	1.05%
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.36	%(d)	(0.34)%		(0.44)%		(0.24)%		(0.16)%		0.54%
After expense reimbursement and/or fee waiver by Adviser	0.36	%(d)	(0.34)%		(0.44)%		(0.24)%		(0.15)%		0.56%
Portfolio Turnover	32.53	%(c)(g)(h)	48.22	%(g)	47.25%		62.13%		89.92%		66.65%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for the year ended October 31, 2012, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to the Financial Statements.
(f)	The Adviser removed the contractual expense limitation of 1.05%, excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses, effective March 1, 2009.
(g)	Portfolio turnover rate excludes securities delivered from processing redemptions-in-kind.
(h)	Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

See accompanying Notes to Financial Statements.

101

Aston Funds

ASTON/River Road Select Value Fund – Class N	April 30, 2013

Financial Highlights

	Six Months Ended 04/30/13 (unaudited)		Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09		Year Ended 10/31/08

Net Asset Value, Beginning of Period	$8.50		$9.54		$9.01		$7.71		$7.13		$10.13

Income from Investment Operations:
Net investment income (loss)	0.09	(a)	0.01	(a)	(0.02	)(a)	0.02	(a)	—	(a)(b)	—	(a)(b)
Net realized and unrealized gain (loss) on investments	1.33		1.01		0.66		1.28		0.59		(3.00)

Total from investment operations	1.42		1.02		0.64		1.30		0.59		(3.00)

Less Distributions:
Distributions from net investment income	(0.12)		—		(0.03)		—		(0.01)		—
Distributions from net realized gains on investments	(0.51)		(2.06)		(0.08)		—		—		—

Total distributions	(0.63)		(2.06)		(0.11)		—		(0.01)		—

Net increase (decrease) in net asset value	0.79		(1.04)		0.53		1.30		0.58		(3.00)

Net Asset Value, End of Period	$9.29		$8.50		$9.54		$9.01		$7.71		$7.13

Total Return (c)	17.88	%(d)	12.87%		7.12%		16.86%		8.33%		(29.62)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$13,094		$6,270		$13,160		$52,522		$41,801		$26,714
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	1.45	%(e)	1.43	%(f)	1.42	%(f)	1.41	%(f)	1.44%		1.56%
After expense reimbursement and/or fee waiver, or recoupment by Adviser	1.45	%(e)	1.43	%(f)	1.42	%(f)	1.43	%(f)	1.50%		1.50%
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	2.08	%(e)	0.07%		(0.18)%		0.31%		0.04%		(0.08)%
After expense reimbursement and/or fee waiver, or recoupment by Adviser	2.08	%(e)	0.07%		(0.18)%		0.29%		(0.02)%		(0.02)%
Portfolio Turnover	40.92	%(d)	38.84%		48.22%		53.73%		44.09%		54.93%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	Represents less than $(0.005) per share.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for each of the years ended October 31, 2012, October 31, 2011 and October 31, 2010, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to the Financial Statements.

See accompanying Notes to Financial Statements.

102

Aston Funds

ASTON/River Road Select Value Fund – Class I	April 30, 2013

Financial Highlights

	Six Months Ended 04/30/13 (unaudited)		Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09	Year Ended 10/31/08

Net Asset Value, Beginning of Period	$8.58		$9.59		$9.04		$7.73		$7.14	$10.13

Income from Investment Operations:
Net investment income	0.10	(a)	0.03	(a)	0.01	(a)	0.05	(a)	0.02 (a)	0.02 (a)
Net realized and unrealized gain (loss) on investments	1.35		1.02		0.67		1.28		0.59	(3.00)

Total from investment operations	1.45		1.05		0.68		1.33		0.61	(2.98)

Less Distributions:
Distributions from net investment income	(0.15)		—		(0.05)		(0.02)		(0.02)	(0.01)
Distributions from net realized gains on investments	(0.51)		(2.06)		(0.08)		—		—	—

Total distributions	(0.66)		(2.06)		(0.13)		(0.02)		(0.02)	(0.01)

Net increase (decrease) in net asset value	0.79		(1.01)		0.55		1.31		0.59	(2.99)

Net Asset Value, End of Period	$9.37		$8.58		$9.59		$9.04		$7.73	$7.14

Total Return (b)	18.02	%(c)	13.18%		7.56%		17.19%		8.52%	(29.49)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$185,514		$156,510		$130,527		$163,232		$167,334	$84,002
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	1.20	%(d)	1.18	%(e)	1.17	%(e)	1.16	%(e)	1.19%	1.31%
After expense reimbursement and/or fee waiver, or recoupment by Adviser	1.20	%(d)	1.18	%(e)	1.17	%(e)	1.18	%(e)	1.25%	1.25%
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	2.33	%(d)	0.32%		0.07%		0.56%		0.29%	0.17%
After expense reimbursement and/or fee waiver, or recoupment by Adviser	2.33	%(d)	0.32%		0.07%		0.54%		0.23%	0.23%
Portfolio Turnover	40.92	%(c)	38.84%		48.22%		53.73%		44.09%	54.93%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for each of the years ended October 31, 2012, October 31, 2011 and October 31, 2010, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to the Financial Statements.

See accompanying Notes to Financial Statements.

103

Aston Funds

ASTON/River Road Small Cap Value Fund – Class N	April 30, 2013

Financial Highlights

	Six Months Ended 04/30/13 (unaudited)		Year Ended 10/31/12	Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09		Year Ended 10/31/08

Net Asset Value, Beginning of Period	$13.56		$12.20	$11.60		$10.22		$9.30		$14.37

Income from Investment Operations:
Net investment income (loss)	0.17		0.03 (a)	(0.03)		0.03		0.01		0.01	(a)
Net realized and unrealized gain (loss) on investments	2.05		1.33	0.67		1.36		0.92		(4.54)

Total from investment operations	2.22		1.36	0.64		1.39		0.93		(4.53)

Less Distributions:
Distributions from and in excess of net investment income	(0.22)		—	(0.04)		(0.01)		(0.01)		—
Distributions from net realized gain on investments	(0.43)		—	—		—		—		(0.54)

Total distributions	(0.65)		—	(0.04)		(0.01)		(0.01)		(0.54)

Net increase (decrease) in net asset value	1.57		1.36	0.60		1.38		0.92		(5.07)

Net Asset Value, End of Period	$15.13		$13.56	$12.20		$11.60		$10.22		$9.30

Total Return (b)	17.12	%(c)	11.15%	5.46%		13.60%		9.99%		(32.51)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$53,457		$49,154	$91,347		$213,326		$216,221		$160,245
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.34	%(d)	1.37%	1.37	%(e)	1.39	%(e)	1.40%		1.45	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.34	%(d)	1.37%	1.37	%(e)	1.39	%(e)	1.40	%(f)	1.45	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	2.28	%(d)	0.22%	(0.13)%		0.27%		0.05%		0.08%
After expense reimbursement and/or fee waiver by Adviser	2.28	%(d)	0.22%	(0.13)%		0.27%		0.05%		0.08%
Portfolio Turnover	32.30	%(c)	26.95%	42.29%		51.05%		35.83%		57.32%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for each of the years ended October 31, 2011, October 31, 2010 and October 31, 2008, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to the Financial Statements.
(f)	The Adviser removed the contractual expense limitation of 1.50%, excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses, effective March 1, 2009.

See accompanying Notes to Financial Statements.

104

Aston Funds

ASTON/River Road Small Cap Value Fund – Class I	April 30, 2013

Financial Highlights

	Six Months Ended 04/30/13 (unaudited)		Year Ended 10/31/12	Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09		Year Ended 10/31/08

Net Asset Value, Beginning of Period	$13.62		$12.22	$11.62		$10.24		$9.32		$14.37

Income from Investment Operations:
Net investment income	0.19		0.06 (a)	0.01		0.06		0.03		0.04	(a)
Net realized and unrealized gain (loss) on investments	2.06		1.34	0.65		1.35		0.92		(4.54)

Total from investment operations	2.25		1.40	0.66		1.41		0.95		(4.50)

Less Distributions:
Distributions from and in excess of net investment income	(0.26)		—	(0.06)		(0.03)		(0.03)		(0.01)
Distributions from net realized gain on investments	(0.43)		—	—		—		—		(0.54)

Total distributions	(0.69)		—	(0.06)		(0.03)		(0.03)		(0.55)

Net increase (decrease) in net asset value	1.56		1.40	0.60		1.38		0.92		(5.05)

Net Asset Value, End of Period	$15.18		$13.62	$12.22		$11.62		$10.24		$9.32

Total Return (b)	17.29	%(c)	11.46%	5.70%		13.80%		10.31%		(32.34)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$275,202		$240,075	$246,141		$255,344		$282,542		$114,666
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.09	%(d)	1.12%	1.12	%(e)	1.14	%(e)	1.15%		1.20	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.09	%(d)	1.12%	1.12	%(e)	1.14	%(e)	1.15	%(f)	1.20	%(e)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	2.53	%(d)	0.47%	0.12%		0.52%		0.30%		0.33%
After expense reimbursement and/or fee waiver by Adviser	2.53	%(d)	0.47%	0.12%		0.52%		0.30%		0.33%
Portfolio Turnover	32.30	%(c)	26.95%	42.29%		51.05%		35.83%		57.32%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for each of the years ended October 31, 2011, October 31, 2010 and October 31, 2008, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to the Financial Statements.
(f)	The Adviser removed the contractual expense limitation of 1.25%, excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses, effective March 1, 2009.

See accompanying Notes to Financial Statements.

105

Aston Funds

ASTON/River Road Independent Value Fund – Class N	April 30, 2013

Financial Highlights

	Six Months Ended 04/30/13 (unaudited)		Year Ended 10/31/12		Period Ended 10/31/11(a)
Net Asset Value, Beginning of Period	$11.42		$10.75		$10.00

Income from Investment Operations:
Net investment loss	(0.02	)(b)	(0.09	)(b)	(0.07	)(b)
Net realized and unrealized gain on investments	0.24		0.88		0.82

Total from investment operations	0.22		0.79		0.75

Less Distributions:
Distributions from net realized gain on investments	(0.63)		(0.12)		—

Total distributions	(0.63)		(0.12)		—

Net increase (decrease) in net asset value	(0.41)		0.67		0.75

Net Asset Value, End of Period	$11.01		$11.42		$10.75

Total Return (c)	2.10	%(d)	7.41%		7.50	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$340,369		$362,416		$306,223
Ratios of expenses to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	1.41	%(e)(f)	1.44	%(f)	1.59	%(e)
After earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	1.42	%(e)(f)	1.42	%(f)	1.42	%(e)
Ratios of net investment loss to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	(0.32	)%(e)	(0.81)%		(0.98	)%(e)
After earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	(0.33	)%(e)	(0.79)%		(0.80	)%(e)
Portfolio Turnover	54.20	%(d)(g)	141.17%		105.69	%(d)

(a)	River Road Independent Value Fund began issuing Class N shares on December 30, 2010.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Ratios of expenses to average net assets include Earnings Credits of less than 0.005% for the six months ended April 30, 2013 and year ended October 31, 2012, which is not included in the contractual expense limitation. See Note I to the Financial Statements.
(g)	Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

See accompanying Notes to Financial Statements.

106

Aston Funds

ASTON/River Road Independent Value Fund – Class I	April 30, 2013

Financial Highlights

	Six Months Ended 04/30/13 (unaudited)		Year Ended 10/31/12		Period Ended 10/31/11(a)
Net Asset Value, Beginning of Period	$11.46		$10.75		$10.92

Income from Investment Operations:
Net investment loss	—	(b)(c)	(0.06	)(b)	(0.02	)(b)
Net realized and unrealized gain (loss) on investments	0.23		0.89		(0.15)

Total from investment operations	0.23		0.83		(0.17)

Less Distributions:
Distributions from net realized gain on investments	(0.63)		(0.12)		—

Total distributions	(0.63)		(0.12)		—

Net increase (decrease) in net asset value	(0.40)		0.71		(0.17)

Net Asset Value, End of Period	$11.06		$11.46		$10.75

Total Return (d)	2.18	%(e)	7.68%		(1.47	)%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$383,114		$338,234		$85,478
Ratios of expenses to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	1.16	%(f)(g)	1.19	%(g)	1.34	%(f)
After earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	1.17	%(f)(g)	1.17	%(g)	1.17	%(f)
Ratios of net investment loss to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	(0.07	)%(f)	(0.56)%		(0.73	)%(f)
After earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	(0.08	)%(f)	(0.54)%		(0.55	)%(f)
Portfolio Turnover	54.20	%(e)(h)	141.17%		105.69	%(e)

(a)	River Road Independent Value Fund began issuing Class I shares on May 31, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	Represents less than $(0.005) per share.
(d)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(e)	Not annualized.
(f)	Annualized.
(g)	Ratios of expenses to average net assets include Earnings Credits of less than 0.005% for the six months ended April 30, 2013 and year ended October 31, 2012, which is not included in the contractual expense limitation. See Note I to the Financial Statements.
(h)	Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

See accompanying Notes to Financial Statements.

107

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund – Class N	April 30, 2013

Financial Highlights

	Six Months Ended 04/30/13 (unaudited)		Year Ended 10/31/12	Period Ended 10/31/11(a)
Net Asset Value, Beginning of Period	$11.10		$10.44	$10.00

Income from Investment Operations:
Net investment income	0.14	(b)	0.33 (b)	0.12	(b)
Net realized and unrealized gain on investments	0.09		0.72	0.41

Total from investment operations	0.23		1.05	0.53

Less Distributions:
Distributions from and in excess of net investment income	(0.17)		(0.37)	(0.09)
Distributions from net realized gain on investments	(0.06)		(0.02)	—

Total distributions	(0.23)		(0.39)	(0.09)

Net increase in net asset value	—		0.66	0.44

Net Asset Value, End of Period	$11.10		$11.10	$10.44

Total Return (c)	2.12	%(d)	10.25%	5.33	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$95,786		$71,546	$22,657
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.02	%(e)	1.35%	3.16	%(e)
After expense reimbursement and/or fee waiver by Adviser	0.94	%(e)	0.94%	0.94	%(e)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	2.41	%(e)	2.59%	1.63	%(e)
After expense reimbursement and/or fee waiver by Adviser	2.49	%(e)	3.01%	3.85	%(e)
Portfolio Turnover	52.97	%(d)	118.67%	38.49	%(d)

(a)	DoubleLine Core Plus Fixed Income Fund began issuing Class N shares on July 15, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

108

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund – Class I	April 30, 2013

Financial Highlights

	Six Months Ended 04/30/13 (unaudited)		Year Ended 10/31/12	Period Ended 10/31/11(a)
Net Asset Value, Beginning of Period	$11.10		$10.44	$10.00

Income from Investment Operations:
Net investment income	0.15	(b)	0.35 (b)	0.13	(b)
Net realized and unrealized gain on investments	0.10		0.73	0.41

Total from investment operations	0.25		1.08	0.54

Less Distributions:
Distributions from and in excess of net investment income	(0.19)		(0.40)	(0.10)
Distributions from net realized gain on investments	(0.06)		(0.02)	—

Total distributions	(0.25)		(0.42)	(0.10)

Net increase in net asset value	—		0.66	0.44

Net Asset Value, End of Period	$11.10		$11.10	$10.44

Total Return (c)	2.24	%(d)	10.52%	5.38	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$135,460		$105,335	$4,486
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.77	%(e)	1.10%	2.91	%(e)
After expense reimbursement and/or fee waiver by Adviser	0.69	%(e)	0.69%	0.69	%(e)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	2.66	%(e)	2.84%	1.88	%(e)
After expense reimbursement and/or fee waiver by Adviser	2.74	%(e)	3.26%	4.10	%(e)
Portfolio Turnover	52.97	%(d)	118.67%	38.49	%(d)

(a)	DoubleLine Core Plus Fixed Income Fund began issuing Class I shares on July 15, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

109

Aston Funds

ASTON/TCH Fixed Income Fund – Class N	April 30, 2013

Financial Highlights

	Six Months Ended 04/30/13 (unaudited)		Year Ended 10/31/12	Year Ended 10/31/11		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08
Net Asset Value, Beginning of Period	$11.11		$10.59	$10.49		$10.02	$8.60	$9.73

Income from Investment Operations:
Net investment income	0.19		0.45 (a)	0.47	(a)	0.50 (a)	0.49 (a)	0.47
Net realized and unrealized gain (loss) on investments	0.08		0.56	0.10		0.47	1.44	(1.10)

Total from investment operations	0.27		1.01	0.57		0.97	1.93	(0.63)

Less Distributions:
Distributions from and in excess of net investment income	(0.22)		(0.49)	(0.47)		(0.50)	(0.51)	(0.50)

Total distributions	(0.22)		(0.49)	(0.47)		(0.50)	(0.51)	(0.50)

Net increase (decrease) in net asset value	0.05		0.52	0.10		0.47	1.42	(1.13)

Net Asset Value, End of Period	$11.16		$11.11	$10.59		$10.49	$10.02	$8.60

Total Return (b)	2.50	%(c)	9.74%	5.62%		9.98%	22.99%	(6.89)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$59,537		$59,772	$62,346		$46,274	$47,008	$42,765
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.01	%(d)	1.02%	1.14%		0.98%	0.96%	1.06%
After expense reimbursement and/or fee waiver by Adviser	0.84	%(d)	0.86%	0.88	%(e)	0.62%	0.61%	0.65	%(e)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	3.33	%(d)	4.03%	4.20%		4.51%	4.93%	4.59%
After expense reimbursement and/or fee waiver by Adviser	3.50	%(d)	4.19%	4.46%		4.87%	5.28%	5.00%
Portfolio Turnover	25.00	%(c)	57.43%	37.51%		23.92%	40.81%	78.39%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	The Adviser’s contractual expense limitation, which affects the net expense ratio, was changed from 0.74% to 0.64% on September 1, 2007. Subsequently, on October 1, 2008, the Adviser’s contractual expense limitation changed from 0.64% to 0.74%. Subsequently, on March 1, 2011, the Adviser’s contractual expense limitation changed from 0.74% to 0.94%. The contractual expense limitation excludes interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses.

See accompanying Notes to Financial Statements.

110

Aston Funds

ASTON/TCH Fixed Income Fund – Class I	April 30, 2013

Financial Highlights

	Six Months Ended 04/30/13 (unaudited)		Year Ended 10/31/12	Year Ended 10/31/11		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08
Net Asset Value, Beginning of Period	$11.11		$10.59	$10.49		$10.02	$8.60	$9.73

Income from Investment Operations:
Net investment income	0.20		0.47 (a)	0.49	(a)	0.51 (a)	0.50 (a)	0.48
Net realized and unrealized gain (loss) on investments	0.08		0.55	0.11		0.48	1.44	(1.09)

Total from investment operations	0.28		1.02	0.60		0.99	1.94	(0.61)

Less Distributions:
Distributions from and in excess of net investment income	(0.23)		(0.50)	(0.50)		(0.52)	(0.52)	(0.52)

Total distributions	(0.23)		(0.50)	(0.50)		(0.52)	(0.52)	(0.52)

Net increase (decrease) in net asset value .	0.05		0.52	0.10		0.47	1.42	(1.13)

Net Asset Value, End of Period	$11.16		$11.11	$10.59		$10.49	$10.02	$8.60

Total Return (b)	2.58	%(c)	9.93%	5.89%		10.11%	23.14%	(6.65)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$10,234		$10,396	$10,423		$14,881	$20,276	$25,891
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.86	%(d)	0.85%	0.89%		0.85%	0.84%	0.81%
After expense reimbursement and/or fee waiver by Adviser	0.69	%(d)	0.69%	0.63	%(e)	0.49%	0.49%	0.40	%(e)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	3.48	%(d)	4.20%	4.45%		4.64%	5.05%	4.84%
After expense reimbursement and/or fee waiver by Adviser	3.65	%(d)	4.36%	4.71%		5.00%	5.40%	5.25%
Portfolio Turnover	25.00	%(c)	57.43%	37.51%		23.92%	40.81%	78.39%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	The Adviser’s contractual expense limitation, which affects the net expense ratio, was changed from 0.49% to 0.39% on September 1, 2007. Subsequently, on October 1, 2008, the Adviser’s contractual expense limitation changed from 0.39% to 0.49%. Subsequently, on March 1, 2011, the Adviser’s contractual expense limitation changed from 0.49% to 0.69%. The contractual expense limitation excludes interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses.

See accompanying Notes to Financial Statements.

111

Aston Funds

ASTON/Lake Partners LASSO Alternatives Fund – Class N	April 30, 2013

Financial Highlights

	Six Months Ended 04/30/13 (unaudited)		Year Ended 10/31/12		Year Ended 10/31/11		Period Ended 10/31/10(a)
Net Asset Value, Beginning of Period	$12.39		$11.94		$11.97		$11.48

Income from Investment Operations:
Net investment income (loss)	0.03	(b)	0.04	(b)	(0.01	)(b)	0.04	(b)
Net realized and unrealized gain on investments	0.84		0.59		0.13		0.45

Total from investment operations	0.87		0.63		0.12		0.49

Less Distributions:
Distributions from and in excess of net investment income	(0.16)		(0.18)		(0.08)		—
Distributions from capital gains	—		—		(0.07)		—

Total distributions	(0.16)		(0.18)		(0.15)		—

Net increase (decrease) in net asset value	0.71		0.45		(0.03)		0.49

Net Asset Value, End of Period	$13.10		$12.39		$11.94		$11.97

Total Return (c)	7.09	%(d)	5.34%		0.92%		4.27	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$42,220		$33,719		$17,626		$8,296
Ratios of expenses to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser (e)	1.42	%(f)(i)	1.41	%(g)(i)	1.53%		2.19	%(f)
After earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser (e)	1.45	%(f)(i)	1.45	%(g)(i)	1.45%		1.45	%(f)(h)
Ratios of net investment income (loss) to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	0.44	%(f)	0.36	%(g)	(0.17)%		(0.25	)%(f)
After earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	0.40	%(f)	0.32	%(g)	(0.10)%		0.49	%(f)
Portfolio Turnover	18.76	%(d)	45.60%		79.77%		116.68%

(a)	Lake Partners LASSO Alternatives Fund began issuing Class N shares on March 2, 2010.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Ratios of expenses and net investment income to average net assets include advisory fee waiver of less than 0.005% for the year ended October 31, 2012.
(h)	Effective March 30, 2010, the contractual expense limitation was decreased from 1.60% to 1.45% excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses.
(i)	Ratios of expenses to average net assets includes Earnings Credits of less than 0.005% for the six months ended April 30, 2013 and the year ended October 31, 2012, which is not included in the contractual expense limitation. See Note I to the Financial Statements.

See accompanying Notes to Financial Statements.

112

Aston Funds

ASTON/Lake Partners LASSO Alternatives Fund – Class I	April 30, 2013

Financial Highlights

	Six Months Ended 04/30/13 (unaudited)		Year Ended 10/31/12		Year Ended 10/31/11	Year Ended 10/31/10		Period Ended 10/31/09(a)

Net Asset Value, Beginning of Period	$12.42		$11.97		$11.98	$11.15		$10.00

Income from Investment Operations:
Net investment income (loss)	0.04	(b)	0.07	(b)	0.02 (b)	0.08	(b)	(—	)(c)
Net realized and unrealized gain on investments	0.85		0.59		0.13	0.89		1.15

Total from investment operations	0.89		0.66		0.15	0.97		1.15

Less Distributions:
Distributions from and in excess of net investment income	(0.18)		(0.21)		(0.09)	(0.07)		—
Distributions from net realized gain on investments	—		—		(0.07)	(0.07)		—

Total distributions	(0.18)		(0.21)		(0.16)	(0.14)		—

Net increase (decrease) in net asset value	0.71		0.45		(0.01)	0.83		1.15

Net Asset Value, End of Period	$13.13		$12.42		$11.97	$11.98		$11.15

Total Return (d)	7.26	%(e)	5.56%		1.22%	8.74%		11.50	%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$328,579		$253,343		$189,999	$19,723		$1,845
Ratios of expenses to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser (f)	1.17	%(g)(i)	1.16	%(h)(i)	1.28%	2.32%		18.16	%(g)
After earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser (f)	1.20	%(g)(i)	1.20	%(h)(i)	1.20%	1.24	%(j)	1.35	%(g)
Ratios of net investment income (loss) to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	0.69	%(g)	0.61	%(h)	0.08%	(0.41)%		(16.92	)%(g)
After earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	0.65	%(g)	0.57	%(h)	0.15%	0.67%		(0.11	)%(g)
Portfolio Turnover	18.76	%(e)	45.60%		79.77%	116.68%		65.93	%(e)

(a)	Lake Partners LASSO Alternatives Fund began issuing Class I shares on March 31, 2009.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	Represents less than $(0.005) per share.
(d)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(e)	Not annualized.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)	Ratios of expenses and net investment income to average net assets include advisory fee waiver of less than 0.005% for the year ended October 31, 2012.
(i)	Ratios of expenses to average net assets include Earnings Credits of less than 0.005% for the six months ended April 30, 2013 and the year ended October 31, 2012, which is not included in the contractual expense limitation. See Note I to the Financial Statements.
(j)	Effective March 30, 2010, the contractual expense limitation was decreased from 1.35% to 1.20% excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses.

See accompanying Notes to Financial Statements.

113

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund – Class N	April 30, 2013

Financial Highlights

	Six Months Ended 04/30/13 (unaudited)		Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10	Year Ended 10/31/09		Period Ended 10/31/08(a)

Net Asset Value, Beginning of Period	$8.68		$9.61		$9.41		$8.57	$8.09		$10.00

Income from Investment Operations:
Net investment income	0.10		0.16		0.14		0.10	0.11		0.14
Net realized and unrealized gain (loss) on investments	0.50		0.11		0.56		0.84	1.02		(1.91)

Total from investment operations	0.60		0.27		0.70		0.94	1.13		(1.77)

Less Distributions:
Distributions from and in excess of net investment income	(0.10)		(0.16)		(0.13)		(0.10)	(0.13)		(0.14)
Distributions from net realized gain on investments	(0.15)		(1.04)		(0.37)		—	(0.52)		—

Total distributions	(0.25)		(1.20)		(0.50)		(0.10)	(0.65)		(0.14)

Net increase (decrease) in net asset value	0.35		(0.93)		0.20		0.84	0.48		(1.91)

Net Asset Value, End of Period	$9.03		$8.68		$9.61		$9.41	$8.57		$8.09

Total Return (b)	7.18	%(c)	3.12%		7.69%		11.05%	15.86%		(17.91	)%(c)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$87,673		$106,191		$48,365		$46,423	$22,552		$14,389
Ratios of expenses to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	1.22	%(d)(e)	1.22	%(e)(f)	1.24	%(f)	1.37%	2.11%		2.38	%(d)
After earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	1.22	%(d)(e)	1.27	%(e)(f)	1.33	%(f)	1.40%	1.25	%(g)	1.10	%(d)
Ratios of net investment income to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	2.41	%(d)	1.82%		1.51%		1.20%	0.55%		0.86	%(d)
After earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	2.41	%(d)	1.78%		1.41%		1.17%	1.41%		2.14	%(d)
Portfolio Turnover	32.52	%(c)	56.33%		87.37%		41.33%	51.56%		23.68	%(c)

(a)	Anchor Capital Enhanced Equity Fund began issuing Class N shares on January 14, 2008.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include Earnings Credits of less than 0.005% for the six months ended April 30, 2013 and the year ended October 31, 2012, which is not included in the contractual expense limitation. See Note I to the Financial Statements.
(f)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for each of the years ended October 31, 2012 and October 31, 2011, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to the Financial Statements.
(g)	Effective June 1, 2009, due to the change in Subadviser, the contractual expense limitation was increased from 1.10% to 1.40% excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fee’s and expenses.

See accompanying Notes to Financial Statements.

114

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund – Class I	April 30, 2013

Financial Highlights

	Six Months Ended 04/30/13 (unaudited)		Year Ended 10/31/12		Year Ended 10/31/11		Period Ended 10/31/10(a)
Net Asset Value, Beginning of Period	$8.69		$9.62		$9.41		$9.04

Income from Investment Operations:
Net investment income	0.12		0.18		0.16		0.09
Net realized and unrealized gain on investments	0.50		0.11		0.57		0.37

Total from investment operations	0.62		0.29		0.73		0.46

Less Distributions:
Distributions from and in excess of net investment income	(0.12)		(0.18)		(0.15)		(0.09)
Distributions from net realized gain on investments	(0.15)		(1.04)		(0.37)		—

Total distributions	(0.27)		(1.22)		(0.52)		(0.09)

Net increase (decrease) in net asset value	0.35		(0.93)		0.21		0.37

Net Asset Value, End of Period	$9.04		$8.69		$9.62		$9.41

Total Return (b)	7.32	%(c)	3.46%		7.97%		5.10	%(c)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$45,451		$71,618		$64,840		$46,140
Ratios of expenses to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	0.97	%(d)(e)	0.97	%(e)(f)	0.99	%(f)	1.10	%(d)
After earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	0.97	%(d)(e)	1.02	%(e)(f)	1.08	%(f)	1.15	%(d)
Ratios of net investment income to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	2.66	%(d)	2.07%		1.76%		1.37	%(d)
After earnings credit, expense reimbursement and/or fee waiver, or recoupment by the Adviser	2.66	%(d)	2.03%		1.66%		1.32	%(d)
Portfolio Turnover	32.52	%(c)	56.33%		87.37%		41.33%

(a)	Anchor Capital Enhanced Equity Fund began issuing Class I shares on March 2, 2010.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include Earnings Credits of less than 0.005% for the six months ended April 30, 2013 and the year ended October 31, 2012, which is not included in the contractual expense limitation. See Note I to the Financial Statements.
(f)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for each of the years ended October 31, 2012 and October 31, 2011, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to the Financial Statements.

See accompanying Notes to Financial Statements.

115

Aston Funds

ASTON/River Road Long-Short Fund – Class N	April 30, 2013

Financial Highlights

	Six Months Ended 04/30/13 (unaudited)		Year Ended 10/31/12	Period Ended 10/31/11(a)
Net Asset Value, Beginning of Period	$10.73		$9.91	$10.00

Income from Investment Operations:
Net investment loss	(0.07	)(b)	(0.18)	(0.04	)(b)
Net realized and unrealized gain (loss) on investments	1.06		1.00	(0.05)

Total from investment operations	0.99		0.82	(0.09)

Less Distributions:
Distributions from net realized gain on investments	(0.56)		—	—

Total distributions	(0.56)		—	—

Net increase (decrease) in net asset value	0.43		0.82	(0.09)

Net Asset Value, End of Period	$11.16		$10.73	$9.91

Total Return (c)	9.78	%(d)	8.17%	(0.80	)%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$19,061		$7,506	$4,594
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser, including interest and dividend expense for securities sold short	3.26	%(e)	5.03%	8.68	%(e)
After expense reimbursement and/or fee waiver by Adviser, including interest and dividend expense for securities sold short	2.56	%(e)	3.11%	2.72	%(e)
After expense reimbursement and/or fee waiver by Adviser, excluding interest and dividend expense for securities sold short	1.70	%(e)	1.70%	1.70	%(e)
Ratios of net investment loss to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(1.91	)%(e)	(3.63)%	(6.80	)%(e)
After expense reimbursement and/or fee waiver by Adviser	(1.21	)%(e)	(1.71)%	(0.84	)%(e)
Portfolio Turnover	157.87	%(d)	277.72%	127.32	%(d)

(a)	River Road Long-Short Fund began issuing Class N shares on May 3, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

116

Aston Funds

ASTON/River Road Long-Short Fund – Class I	April 30, 2013

Financial Highlights

	Period Ended 04/30/13(a) (unaudited)
Net Asset Value, Beginning of Period	$10.96

Income from Investment Operations:
Net investment loss	(0.04	)(b)
Net realized and unrealized gain on investments	0.25

Total from investment operations	0.21

Net increase in net asset value	0.21

Net Asset Value, End of Period	$11.17

Total Return (c)	1.92	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$7,056
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser, including interest and dividend expense for securities sold short	2.74	%(e)
After expense reimbursement and/or fee waiver by Adviser, including interest and dividend expense for securities sold short	2.23	%(e)
After expense reimbursement and/or fee waiver by Adviser, excluding interest and dividend expense for securities sold short	1.45	%(e)
Ratios of net investment loss to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(2.52	)%(e)
After expense reimbursement and/or fee waiver by Adviser	(2.01	)%(e)
Portfolio Turnover	157.87	%(d)

(a)	River Road Long-Short Fund began issuing Class I shares on March 1, 2013.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

117

Aston Funds

ASTON/Barings International Fund – Class N	April 30, 2013

Financial Highlights

	Six Months Ended 04/30/13 (unaudited)		Year Ended 10/31/12	Year Ended 10/31/11		Period Ended 10/31/10(a)
Net Asset Value, Beginning of Period	$6.87		$6.81	$7.24		$6.48

Income from Investment Operations:
Net investment income	0.05		0.10 (b)	0.07	(b)	0.06	(b)
Net realized and unrealized gain (loss) on investments	0.50		0.17	(0.37)		0.70

Total from investment operations	0.55		0.27	(0.30)		0.76

Less Distributions:
Distributions from and in excess of net investment income	(0.09)		(0.04)	(0.13)		—
Distributions from net realized gain on investments	(0.08)		(0.17)	—		—

Total distributions	(0.17)		(0.21)	(0.13)		—

Net increase (decrease) in net asset value	0.38		0.06	(0.43)		0.76

Net Asset Value, End of Period	$7.25		$6.87	$6.81		$7.24

Total Return (c)	8.27	%(d)	4.28%	(4.22)%		11.73	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$456		$421	$393		$184
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.59	%(e)	1.60%	1.68	%(f)	1.72	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.40	%(e)	1.40%	1.40	%(f)	1.40	%(e)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.23	%(e)	1.30%	0.76	%(f)	1.07	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.42	%(e)	1.50%	1.04	%(f)	1.39	%(e)
Portfolio Turnover	30.21	%(d)	33.48%	58.96%		65.32%

(a)	Barings International Fund began issuing Class N shares on March 2, 2010.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	For the period November 1, 2010 through February 28, 2011, the Adviser voluntarily waived management fees and/or reimbursed expenses at 1.40%. Effective March 1, 2011, the contractual expense limitation was decreased from 1.50% to 1.40% excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses.

See accompanying Notes to Financial Statements.

118

Aston Funds

ASTON/Barings International Fund – Class I	April 30, 2013

Financial Highlights

	Six Months Ended 04/30/13 (unaudited)		Year Ended 10/31/12	Year Ended 10/31/11		Year Ended 10/31/10	Year Ended 10/31/09	Period Ended 10/31/08(a)

Net Asset Value, Beginning of Period	$6.89		$6.82	$7.26		$6.44	$5.08	$10.00

Income from Investment Operations:
Net investment income	0.06		0.12 (b)	0.09	(b)	0.06 (b)	0.10 (b)	0.10
Net realized and unrealized gain (loss) on investments	0.49		0.18	(0.38)		0.78	1.27 (c)	(5.02)

Total from investment operations	0.55		0.30	(0.29)		0.84	1.37	(4.92)

Less Distributions:
Distributions from and in excess of net investment income	(0.11)		(0.06)	(0.15)		(0.02)	(0.01)	—
Distributions from net realized gain on investments	(0.08)		(0.17)	—		—	—	—

Total distributions	(0.19)		(0.23)	(0.15)		(0.02)	(0.01)	—

Net increase (decrease) in net asset value	0.36		0.07	(0.44)		0.82	1.36	(4.92)

Net Asset Value, End of Period	$7.25		$6.89	$6.82		$7.26	$6.44	$5.08

Total Return (d)	8.21	%(e)	4.72%	(4.09)%		12.89%	27.11%	(49.20	)%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$67,494		$61,662	$52,390		$47,985	$28,277	$5,517
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.34	%(f)	1.35%	1.43	%(g)	1.47%	2.01%	3.95	%(f)(h)
After expense reimbursement and/or fee waiver by Adviser	1.15	%(f)	1.15%	1.15	%(g)	1.15%	1.15%	1.18	%(f)(h)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.48	%(f)	1.55%	1.01%		0.63%	0.80%	(1.11	)%(f)
After expense reimbursement and/or fee waiver by Adviser	1.67	%(f)	1.75%	1.29%		0.95%	1.66%	1.66	%(f)
Portfolio Turnover	30.21	%(e)	33.48%	58.96%		65.32%	115.51%	121.99	%(e)

(a)	Barings International Fund began issuing Class I shares on November 1, 2007.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	Includes payments by affiliates of less than $0.005 per share.
(d)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(e)	Not annualized.
(f)	Annualized.
(g)	For the period November 1, 2010 through February 28, 2011, the Adviser voluntarily waived management fees and/or reimbursed expenses at 1.15%. Effective March 1, 2011, the contractual expense limitation was decreased from 1.25% to 1.15% excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses.
(h)	Ratios of expenses to average net assets include interest expense of less than 0.01% for the period ended October 31, 2008, which is not included in the contractual or voluntary expense limitations. The interest expense is from utilizing the line of credit as discussed in Note H to the Financial Statements.

See accompanying Notes to Financial Statements.

119

Aston Funds

ASTON/LMCG Emerging Markets Fund – Class N	April 30, 2013

Financial Highlights

	Period Ended 04/30/13(a) (unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net investment income	0.01	(b)
Net realized and unrealized loss on investments	(0.03)

Total from investment operations	(0.02)

Net decrease in net asset value	(0.02)

Net Asset Value, End of Period	$9.98

Total Return (c)	(0.20	)%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$675
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	13.85	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.65	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(11.35	)%(e)
After expense reimbursement and/or fee waiver by Adviser	0.85	%(e)
Portfolio Turnover	90.13	%(d)

(a)	LMCG Emerging Markets Fund began issuing Class N shares on March 27, 2013.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

120

Aston Funds

ASTON/LMCG Emerging Markets Fund – Class I	April 30, 2013

Financial Highlights

	Period Ended 04/30/13 (a) (unaudited)

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net investment income	0.01	(b)
Net realized and unrealized loss on investments	(0.03)

Total from investment operations	(0.02)

Net decrease in net asset value	(0.02)

Net Asset Value, End of Period	$9.98

Total Return (c)	(0.20	)%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$3,414
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	13.60	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.40	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(11.10	)%(e)
After expense reimbursement and/or fee waiver by Adviser	1.10	%(e)
Portfolio Turnover	90.13	%(d)

(a)	LMCG Emerging Markets Fund began issuing Class I shares on March 27, 2013.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

121

Aston Funds

ASTON/Harrison Street Real Estate Fund – Class N	April 30, 2013

Financial Highlights

	Six Months Ended 04/30/13 (unaudited)		Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09	Year Ended 10/31/08

Net Asset Value, Beginning of Period	$10.49		$8.97		$8.16		$5.77		$6.08	$15.59

Income from Investment Operations:
Net investment income	0.07	(a)	0.15	(a)	0.15	(a)	0.14	(a)	0.15 (a)	0.07	(a)
Net realized and unrealized gain (loss) on investments	1.78		1.44		0.79		2.36		(0.28)	(5.50)

Total from investment operations	1.85		1.59		0.94		2.50		(0.13)	(5.43)

Less Distributions:
Distributions from and in excess of net investment income	(0.16)		(0.07)		(0.13)		(0.11)		(0.18)	(0.09)
Distributions from net realized gain on investments	—		—		—		—		—	(3.99)

Total distributions	(0.16)		(0.07)		(0.13)		(0.11)		(0.18)	(4.08)

Net increase (decrease) in net asset value .	1.69		1.52		0.81		2.39		(0.31)	(9.51)

Net Asset Value, End of Period	$12.18		$10.49		$8.97		$8.16		$5.77	$6.08

Total Return (b)	17.82	%(c)	17.85%		11.66%		43.77%		(1.44)%	(43.76)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$12,541		$10,381		$6,287		$6,158		$4,011	$6,030
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	2.34	%(d)	2.36%		1.61	%(e)	1.68	%(e)	1.94%	1.57	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.37	%(d)	1.37%		1.29	%(e)	1.37	%(e)	1.37%	1.37	%(e)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.25	%(d)	0.53%		1.36%		1.65%		2.55%	0.49%
After expense reimbursement and/or fee waiver by Adviser	1.23	%(d)	1.52%		1.68%		1.96%		3.12%	0.69%
Portfolio Turnover	68.07	%(c)	86.62	%(f)	143.86%		75.30%		139.76%	85.08%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for each of the years ended October 31, 2011, October 31, 2010 and October 31, 2008, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to the Financial Statements.
(f)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

122

Aston Funds

ASTON/Harrison Street Real Estate Fund – Class I	April 30, 2013

Financial Highlights

	Six Months Ended 04/30/13 (unaudited)		Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09	Year Ended 10/31/08

Net Asset Value, Beginning of Period	$10.44		$8.92		$8.12		$5.74		$6.08	$15.62

Income from Investment Operations:
Net investment income	0.08	(a)	0.15	(a)	0.16	(a)	0.16	(a)	0.16 (a)	0.09	(a)
Net realized and unrealized gain (loss) on investments	1.78		1.46		0.79		2.34		(0.28)	(5.51)

Total from investment operations	1.86		1.61		0.95		2.50		(0.12)	(5.42)

Less Distributions:
Distributions from and in excess of net investment income	(0.19)		(0.09)		(0.15)		(0.12)		(0.22)	(0.13)
Distributions from net realized gain on investments	—		—		—		—		—	(3.99)

Total distributions	(0.19)		(0.09)		(0.15)		(0.12)		(0.22)	(4.12)

Net increase (decrease) in net asset value .	1.67		1.52		0.80		2.38		(0.34)	(9.54)

Net Asset Value, End of Period	$12.11		$10.44		$8.92		$8.12		$5.74	$6.08

Total Return (b)	17.96	%(c)	18.16%		11.82%		44.14%		(1.27)%	(43.58)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$231		$166		$32,925		$29,425		$21,905	$23,411
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	2.09	%(d)	2.11%		1.44	%(e)	1.43	%(e)	1.69%	1.32	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.12	%(d)	1.12%		1.12	%(e)	1.12	%(e)	1.12%	1.12	%(e)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.50	%(d)	0.78%		1.53%		1.90%		2.80%	0.74%
After expense reimbursement and/or fee waiver by Adviser	1.48	%(d)	1.77%		1.85%		2.21%		3.37%	0.94%
Portfolio Turnover	68.07	%(c)	86.62	%(f)	143.86%		75.30%		139.76%	85.08%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for each of the years ended October 31, 2011, October 31, 2010 and October 31, 2008, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to the Financial Statements.
(f)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

123

Aston Funds

ASTON/Montag & Caldwell Balanced Fund – Class N	April 30, 2013

Financial Highlights

	Six Months Ended 04/30/13 (unaudited)		Year Ended 10/31/12	Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09	Year Ended 10/31/08

Net Asset Value, Beginning of Period	$21.46		$20.09	$19.13		$17.73		$15.61	$19.98

Income from Investment Operations:
Net investment income	0.12	(a)	0.16 (a)	0.15	(a)	0.21	(a)	0.21 (a)	0.29
Net realized and unrealized gain (loss) on investments	1.74		1.45	1.03		1.47		2.15	(4.42)

Total from investment operations	1.86		1.61	1.18		1.68		2.36	(4.13)

Less Distributions:
Distributions from and in excess of net investment income	(0.16)		(0.24)	(0.22)		(0.28)		(0.24)	(0.24)

Total distributions	(0.16)		(0.24)	(0.22)		(0.28)		(0.24)	(0.24)

Net increase (decrease) in net asset value.	1.70		1.37	0.96		1.40		2.12	(4.37)

Net Asset Value, End of Period	$23.16		$21.46	$20.09		$19.13		$17.73	$15.61

Total Return (b)	8.71	%(c)	8.03%	6.20%		9.54%		15.32%	(20.87)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$25,130		$31,536	$23,315		$29,194		$14,938	$16,586
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.39	%(d)	1.42%	1.57	%(e)	1.38%		1.73%	1.74%
After expense reimbursement and/or fee waiver by Adviser	1.20	%(d)	1.22%	1.35	%(e)	1.13%		1.26%	1.35%
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.88	%(d)	0.57%	0.53%		0.89%		0.81%	0.74%
After expense reimbursement and/or fee waiver by Adviser	1.07	%(d)	0.77%	0.76%		1.15%		1.28%	1.13%
Portfolio Turnover	17.85	%(c)	35.48%	40.31%		51.68	%(f)	38.72%	43.65%

(a)	The selected per share data was calculated using the weighed average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for the year ended October 31, 2011, which are not included in the voluntary expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to the Financial Statements.
(f)	Portfolio turnover rate excludes securities received from a reorganization.

See accompanying Notes to Financial Statements.

124

Aston Funds

ASTON/Montag & Caldwell Balanced Fund – Class I	April 30, 2013

Financial Highlights

	Six Months Ended 04/30/13 (unaudited)		Year Ended 10/31/12	Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09	Year Ended 10/31/08

Net Asset Value, Beginning of Period	$21.41		$20.05	$19.08		$17.68		$15.57	$19.94

Income from Investment Operations:
Net investment income	0.13	(a)	0.19 (a)	0.20	(a)	0.22	(a)	0.23 (a)	0.27
Net realized and unrealized gain (loss) on investments	1.73		1.44	1.04		1.46		2.16	(4.35)

Total from investment operations	1.86		1.63	1.24		1.68		2.39	(4.08)

Less Distributions:
Distributions from and in excess of net investment income	(0.17)		(0.27)	(0.27)		(0.28)		(0.28)	(0.29)

Total distributions	(0.17)		(0.27)	(0.27)		(0.28)		(0.28)	(0.29)

Net increase (decrease) in net asset value .	1.69		1.36	0.97		1.40		2.11	(4.37)

Net Asset Value, End of Period	$23.10		$21.41	$20.05		$19.08		$17.68	$15.57

Total Return (b)	8.77	%(c)	8.14%	6.52%		9.57%		15.53%	(20.71)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$1,845		$1,930	$1,415		$1,362		$1,149	$919
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.29	%(d)	1.30%	1.32	%(e)	1.35%		1.57%	1.49%
After expense reimbursement and/or fee waiver by Adviser	1.10	%(d)	1.10%	1.10	%(e)	1.10%		1.10%	1.10%
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.98	%(d)	0.69%	0.79%		0.92%		0.97%	0.99%
After expense reimbursement and/or fee waiver by Adviser	1.17	%(d)	0.89%	1.02%		1.17%		1.44%	1.38%
Portfolio Turnover	17.85	%(c)	35.48%	40.31%		51.68	%(f)	38.72%	43.65%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expenses of less than 0.01% for the year ended October 31, 2011, which are not included in the voluntary expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to the Financial Statements.
(f)	Portfolio turnover rate includes securities received from a reorganization.

See accompanying Notes to Financial Statements.

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April 30, 2013

Notes to Financial Statements (unaudited)

Note (A) Fund Organization: Aston Funds (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated September 10, 1993. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with 23 separate portfolios (each, a “Fund” and collectively, the “Funds”) as of April 30, 2013.

Aston Asset Management, LP (“Aston” or the “Adviser”), the investment adviser and the administrator, manages each Fund by retaining one or more subadvisers (each, a “Subadviser”) to manage each Fund’s portfolio on a subadvisory basis. The following 23 portfolios of the Trust are included in these financial statements:

ASTON/Montag & Caldwell Growth Fund (the “M&C Growth Fund”)
ASTON/TAMRO Diversified Equity Fund (the “TAMRO Diversified Equity Fund”)
ASTON/Herndon Large Cap Value Fund (the “Herndon Large Cap Value Fund”)
ASTON/Cornerstone Large Cap Value Fund (the “Cornerstone Large Cap Value Fund”)
ASTON/River Road Dividend All Cap Value Fund (the “River Road Dividend All Cap Value Fund”)
ASTON/River Road Dividend All Cap Value Fund II (the “River Road Dividend All Cap Value Fund II”)
ASTON/Fairpointe Mid Cap Fund (the “Fairpointe Mid Cap Fund”)
ASTON/Montag & Caldwell Mid Cap Growth Fund (the “M&C Mid Cap Growth Fund”)
ASTON/LMCG Small Cap Growth Fund, formerly, ASTON Small Cap Growth Fund (the “LMCG Small Cap Growth Fund”)
ASTON/Silvercrest Small Cap Fund (the “Silvercrest Small Cap Fund”)
ASTON/TAMRO Small Cap Fund (the “TAMRO Small Cap Fund”)
ASTON/River Road Select Value Fund (the “River Road Select Value Fund”)
ASTON/River Road Small Cap Value Fund (the “River Road Small Cap Value Fund”)
ASTON/River Road Independent Value Fund (the “River Road Independent Value Fund”)
ASTON/DoubleLine Core Plus Fixed Income Fund (the “DoubleLine Core Plus Fixed Income Fund”)
ASTON/TCH Fixed Income Fund (the “TCH Fixed Income Fund”)
ASTON/Lake Partners LASSO Alternatives Fund (the “Lake Partners LASSO Alternatives Fund”)
ASTON/Anchor Capital Enhanced Equity Fund (the “Anchor Capital Enhanced Equity Fund”)
ASTON/River Road Long-Short Fund (the “River Road Long-Short Fund”)
ASTON/Barings International Fund (the “Barings International Fund”)
ASTON/LMCG Emerging Markets Fund (the “LMCG Emerging Markets Fund”)
ASTON/Harrison Street Real Estate Fund (the “Harrison Street Real Estate Fund”)
ASTON/Montag & Caldwell Balanced Fund (the “M&C Balanced Fund”)

M&C Growth Fund is authorized to issue three classes of shares (Class N shares, Class I shares and Class R shares). The following Funds are each authorized to issue two classes of shares (Class N shares and Class I shares): TAMRO Diversified Equity Fund, Herndon Large Cap Value Fund, Cornerstone Large Cap Value Fund, River Road Dividend All Cap Value Fund, River Road Dividend All Cap Value Fund II, Fairpointe Mid Cap Fund, LMCG Small Cap Growth Fund, Silvercrest Small Cap Fund, TAMRO Small Cap Fund, River Road Select Value Fund, River Road Small Cap Value Fund, River Road Independent Value Fund, DoubleLine Core Plus Fixed Income Fund, TCH Fixed Income Fund, Lake Partners LASSO Alternatives Fund, Anchor Capital Enhanced Equity Fund, River Road Long-Short Fund, Barings International Fund, LMCG Emerging Markets Fund, Harrison Street Real Estate Fund and M&C Balanced Fund. The following Fund is authorized to issue one class of shares (Class N shares): M&C Mid Cap Growth Fund. Each class of shares is substantially the same except that certain classes of shares bear class specific expenses that include distribution and services fees. TAMRO Small Cap Fund, River Road Dividend All Cap Value Fund and River Road Independent Value Fund are closed to new investors until further notice.

The investment objectives of the Funds are as follows:

M&C Growth Fund Long-term capital appreciation and, secondarily, current income, by investing primarily in common stocks and convertible securities.
TAMRO Diversified Equity Fund Long-term capital appreciation.
Herndon Large Cap Value Fund Long-term capital appreciation.
Cornerstone Large Cap Value Fund Total return through long-term capital appreciation and current income.
River Road Dividend All Cap Value Fund High current income and, secondarily, long-term capital appreciation.
River Road Dividend All Cap Value Fund II Long-term capital appreciation and high current income.
Fairpointe Mid Cap Fund Long-term total return through capital appreciation by investing primarily in common and preferred stocks and convertible securities.
M&C Mid Cap Growth Fund Long-term capital appreciation and secondarily, current income, by investing primarily in common stocks and convertible securities.
LMCG Small Cap Growth Fund Long-term capital appreciation.
Silvercrest Small Cap Fund Long-term capital appreciation.
TAMRO Small Cap Fund Long-term capital appreciation.
River Road Select Value Fund Long-term capital appreciation.
River Road Small Cap Value Fund Long-term capital appreciation.

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Notes to Financial Statements (unaudited) – continued

River Road Independent Value Fund Long-term total return.
DoubleLine Core Plus Fixed Income Fund Maximize total return.
TCH Fixed Income Fund High current income consistent with prudent risk of capital.
Lake Partners LASSO Alternatives Fund Long term total return with reduced correlation to the conventional stock and bond markets.
Anchor Capital Enhanced Equity Fund Total return through a combination of a high level of current income and capital appreciation.
River Road Long-Short Fund Absolute return while minimizing volatility over a full market cycle.
Barings International Fund Total return.
LMCG Emerging Markets Fund Long-term capital appreciation.
Harrison Street Real Estate Fund Total return through a combination of growth and income.
M&C Balanced Fund Long-term total return.

Note (B) Significant Accounting Policies: The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”).

(1) Security Valuation: Equity securities, closed-end funds, exchange-traded funds, index options traded on a national securities exchange, and over-the-counter securities listed on the NASDAQ National Market System are valued at the last sale price or the NASDAQ Official Closing Price (“NOCP”), if applicable. If no last sale price or NOCP, if applicable, is reported, the mean of the last bid and asked prices may be used. Fixed income securities, except short-term investments, are valued on the basis of mean prices provided by an independent pricing service when such prices are believed by the Adviser to reflect the current market value of such securities, in accordance with guidelines adopted by the Board of Trustees. The pricing service provider may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. If accurate market quotations are not available, securities are valued at fair values in accordance with guidelines adopted by the Board of Trustees. Short-term investments, that is, those with maturities of 60 days or less, are valued at amortized cost, which approximates fair value. Repurchase agreements are valued at cost. Investments in money market funds and other mutual funds are valued at the underlying fund’s net asset value (“NAV”) at the date of valuation. Foreign securities are valued at the last sales price on the primary exchange where the security is traded. Under the fair valuation procedures adopted by the Board of Trustees, the

Funds may utilize the services of an independent pricing service to determine fair value prices for foreign securities if certain market events occur.

Certain Funds invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market values. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate shares of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their shares of the Fund’s fees and expenses.

Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

• Level 1 –	unadjusted quoted prices in active markets for identical assets or liabilities
• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

127

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Notes to Financial Statements (unaudited) – continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the market value at the end of the period. The summary of each Fund’s investments that are measured at fair value by Level within the fair value hierarchy as of April 30, 2013 is as follows:

Funds	Total Value at 04/30/13	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

M&C Growth Fund
Assets
Investments in Securities*	$4,943,112,900	$4,943,112,900	$—	$—

TAMRO Diversified Equity Fund
Assets
Investments in Securities*	$25,880,858	$25,880,858	$—	$—

Herndon Large Cap Value Fund
Assets
Investments in Securities*	$91,527,942	$91,527,942	$—	$—

Cornerstone Large Cap Value Fund
Assets
Investments in Securities*	$43,474,816	$43,474,816	$—	$—

River Road Dividend All Cap Value Fund
Assets
Investments in Securities*	$1,100,352,452	$1,100,352,452	$—	$—

River Road Dividend All Cap Value Fund II
Assets
Investments in Securities*	$55,867,286	$55,867,286	$—	$—

Fairpointe Mid Cap Fund
Assets
Investments in Securities*	$3,731,821,140	$3,731,821,140	$—	$—

M&C Mid Cap Growth Fund
Assets
Investments in Securities*	$12,778,602	$12,778,602	$—	$—

LMCG Small Cap Growth Fund
Assets
Investment in Securities*	$32,138,227	$32,138,227	$—	$—

Silvercrest Small Cap Fund
Assets
Investments in Securities*	$12,724,752	$12,724,752	$—	$—

TAMRO Small Cap Fund
Assets
Investments in Securities*	$1,098,780,456	$1,098,780,456	$—	$—

River Road Select Value Fund
Assets
Investments in Securities*	$199,966,539	$199,966,539	$—	$—

River Road Small Cap Value Fund
Assets
Common Stocks
Consumer Discretionary	$76,652,530	$69,378,631	$7,273,899	$—
Consumer Staples	27,948,903	27,948,903	—	—
Energy	20,682,369	20,682,369	—	—
Financials	41,648,372	41,648,372	—	—
Healthcare	35,695,092	35,695,092	—	—
Industrials	42,454,731	42,454,731	—	—
Information Technology	40,904,430	40,904,430	—	—
Materials	13,944,502	13,944,502	—	—
Telecommunication Services	8,969,979	8,969,979	—	—
Utilities	2,497,292	2,497,292	—	—

Total Common Stocks	311,398,200	304,124,301	7,273,899	—

Investment Company*	16,779,073	16,779,073	—	—

Total	$328,177,273	$320,903,374	$7,273,899	$—

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Notes to Financial Statements (unaudited) – continued

Funds	Total Value at 04/30/13	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

River Road Independent Value Fund
Assets
Common Stocks
Consumer Discretionary	$34,013,098	$34,013,098	$—	$—
Consumer Staples	31,240,054	31,240,054	—	—
Energy	70,926,981	70,926,981	—	—
Financials	5,738,324	—	5,738,324	—
Healthcare	13,174,988	13,174,988	—	—
Industrials	30,538,256	30,538,256	—	—
Information Technology	71,986,114	71,986,114	—	—
Materials	50,090,284	50,090,284	—	—
Utilities	3,947,669	3,947,669	—	—

Total Common Stocks	311,655,768	305,917,444	5,738,324	—

Investment Company*	416,693,043	416,693,043	—	—

Total	$728,348,811	$722,610,487	$5,738,324	$—

DoubleLine Core Plus Fixed Income Fund
Assets
Corporate Notes and Bonds	$89,927,135	$—	$89,927,135	$—
Collateralized Mortgage-Backed Securities	43,971,474	—	43,971,474	—
U.S. Government Obligations	34,662,260	—	34,662,260	—
Agency Collateralized Mortgage Obligations	25,249,853	—	25,249,853	—
U.S. Government Mortgage-Backed Securities	18,199,473	—	18,199,473	—
Asset-Backed Securities	8,076,906	—	8,076,906	—
Foreign Government Bonds	2,320,196	—	2,320,196	—
Investment Company*	7,043,033	7,043,033	—	—

Total	$229,450,330	$7,043,033	$222,407,297	$—

TCH Fixed Income Fund
Assets
Corporate Notes and Bonds	$44,664,988	$—	$44,664,988	$—
U.S. Government and Agency Obligations	19,659,207	—	19,659,207	—
Asset-Backed Securities	1,252,581	—	1,252,581	—
Commercial Mortgage-Backed Securities	884,889	—	884,889	—
Foreign Government Bond	789,775	—	789,775	—
Commercial Paper	—	—	—	—
Investment Company*	1,951,600	1,951,600	—	—

Total	$69,203,040	$1,951,600	$67,251,440	$—

Lake Partners LASSO Alternative Fund
Assets
Investments in Securities*	$370,090,828	$370,090,828	$—	$—

Anchor Capital Enhanced Equity Fund
Assets
Common Stocks*	$135,916,262	$135,916,262	$—	$—
Derivatives
Equity Contracts	459,000	459,000	—	—
Investment Company*	2,649,663	2,649,663	—	—

Total Assets	139,024,925	139,024,925	—	—

Liabilities
Derivatives
Equity Covered Call Contracts	(7,393,873)	(7,393,873)	—	—

Total Liabilities	(7,393,873)	(7,393,873)	—	—

Total	$131,631,052	$131,631,052	$—	$—

River Road Long-Short Fund
Assets
Investments in Securities*	$25,276,210	$25,276,210	$—	$—

Total Assets	25,276,210	25,276,210	—	—

Liabilities
Short Sales*	(6,288,803)	(6,288,803)	—	—

Total Liabilities	(6,288,803)	(6,288,803)	—	—

Total	$18,987,407	$18,987,407	$—	$—

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Funds	Total Value at 04/30/13	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Barings International Fund
Assets
Common Stocks
Belgium	$1,117,533	$1,117,533	$—	$—
China	1,061,497	1,061,497	—	—
Denmark	830,906	830,906	—	—
France	5,790,799	5,790,799	—	—
Germany	6,585,811	6,585,811	—	—
Hong Kong	626,836	626,836	—	—
Israel	1,430,010	1,430,010	—	—
Japan	16,877,460	16,877,460	—	—
Mexico	945,177	945,177	—	—
Netherlands	2,600,654	2,600,654	—	—
Norway	1,540,674	1,540,674	—	—
Russia	1,624,148	1,624,148	—	—
Singapore	2,419,641	2,396,912	22,729	—
South Korea	800,508	800,508	—	—
Sweden	1,494,784	1,494,784	—	—
Switzerland	6,525,083	6,525,083	—	—
Taiwan	875,772	875,772	—	—
United Kingdom	15,950,174	15,938,790	—	11,384

Total Common Stocks	69,097,467	69,063,354	22,729	11,384

Investment Company*	421,643	421,643	—	—

Total	$69,519,110	$69,484,997	$22,729	$11,384

LMCG Emerging Markets Fund
Assets
Investments in Securities*	$5,141,951	$5,141,951	$—	$—

Harrison Street Real Estate Fund
Assets
Investments in Securities*	$12,906,235	$12,906,235	$—	$—

M&C Balanced Fund
Assets
Common Stocks*	$16,200,817	$16,200,817	$—	$—
Corporate Notes and Bonds	5,925,988	—	5,925,988	—
U.S. Government and Agency Obligations	3,794,845	—	3,794,845	—
Investment Company*	960,968	960,968	—	—

Total	$26,882,618	$17,161,785	$9,720,833	$—

*	All Common Stocks, Short Sales and Investment Companies are Level 1. Please refer to the Schedule of Investments for industry, sector or country breakout.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair values of investments that do not have readily available market values, the fair values of the Funds’ investments may fluctuate from period to period. Additionally, the fair values of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize upon the disposition of such investments. Further, such investments may be subject to legal and other restrictions on resale or they may be otherwise less liquid than publicly-traded securities.

Barings International Fund and LMCG Emerging Markets Fund may utilize an external pricing service to fair value certain foreign securities if certain market events occur. Such fair valuations are categorized as Level 2 in the hierarchy. Because such market events were not deemed to have occurred at April 30, 2013, Barings International Fund and LMCG Emerging Markets Fund did not utilize the external pricing service model adjustments.

Certain securities that were held at April 30, 2013 and since the beginning of the fiscal year in TAMRO Small Cap Fund, River Road Small Cap Value Fund and River Road Independent Value Fund had changes in liquidity assessments which resulted in a transfer between levels.

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Funds	Transfer from Level 1 to Level 2	Transfer from Level 2 to Level 1
TAMRO Small Cap Fund	$—	$16,204,852
River Road Small Cap Value Fund	1,802,252	2,121,993
River Road Independent Value Fund	5,738,324	3,947,669

Level 3 holdings were valued using internal valuation techniques which took into consideration factors including previous experience with similar securities of the same issuer, conversion ratio and security terms.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of April 30, 2013:

Barings International Fund	Common Stocks

Fair Value, beginning of period	$7,049
Purchases	11,188
Sales	(7,005)
Net realized gains	3
Change in unrealized appreciation (depreciation)	149

Fair Value, end of period	$11,384

Change in net unrealized appreciation (depreciation) on Level 3 holdings held at end of period	$196

(2) Repurchase Agreements: Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund’s Adviser or Subadviser, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller. As of and during the six months ended April 30, 2013, the Funds did not own any repurchase agreements.

(3) When Issued/Delayed Delivery Securities: Each Fund may purchase and sell securities on a “when issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of any security so purchased is subject to market fluctuations during the applicable period. The Funds segregate assets having an aggregate value at least equal to the amount of when issued or delayed delivery purchase commitments until payment is made. During the six months ended April 30, 2013, DoubleLine Core Plus Fixed Income Fund and TCH Fixed Income Fund owned delayed delivery securities. At April 30, 2013, only DoubleLine Core Plus Fixed Income Fund owned delayed delivery securities.

(4) Mortgage-Backed Securities: M&C Balanced Fund, DoubleLine Core Plus Fixed Income Fund and TCH Fixed Income Fund may

invest in mortgage-backed securities (“MBS”). These securities represent interests in pools of mortgage loans and they provide shareholders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. The timely payment of principal and interest on MBS issued or guaranteed by Ginnie Mae (formerly known as the Government National Mortgage Association) is backed by Ginnie Mae and the full faith and credit of the U.S. government. MBS issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not “full faith and credit” obligations. Certain obligations, such as those issued by the Federal Home Loan Banks, Fannie Mae (formerly known as the Federal National Mortgage Association) and Freddie Mac (formerly known as the Federal Home Loan Mortgage Corporation) are supported only by the credit of the issuer. MBS issued by private issuers are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government-backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations are also higher. M&C Balanced Fund, DoubleLine Core Plus Fixed Income Fund and TCH Fixed Income Fund may also invest in collateralized mortgage obligations (“CMOs”), collateralized debt obligations (“CLOs”) and real estate mortgage investment conduits (“REMICs”). A CMO is a bond that is collateralized by a pool of MBS, a CLO is a bond that is collateralized by a financial institution’s receivables from loans and a REMIC is similar in form to a CMO. These MBS pools are divided into classes with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages are repaid.

(5) Securities Sold Short: River Road Long-Short Fund utilizes short sales as part of its overall portfolio management strategy. A short sale involves the sale of a security that is borrowed from a broker or other institution. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund making a short sale must segregate liquid assets, or otherwise cover its position in a permissible manner. The Subadviser determines the liquidity of assets, in accordance with procedures established by the Board of Trustees. Cash segregated for short sales is shown in the Statement of Assets and Liabilities as cash held as collateral. Security positions segregated for short sales are included in the Total Investments on the Statement of Assets and Liabilities.

(6) Options Contracts: In the normal course of pursuing its investment objectives, certain Funds are subject to price volatility risk. Certain Funds may write and/or purchase call and put options on securities for hedging purposes, to seek capital appreciation, to mitigate risk and/or to increase exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s

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exposure to the underlying instrument. When a Fund writes or purchases a call or put option, an amount equal to the premium received or paid by the Fund is included in a Fund’s Statement of Assets and Liabilities as a liability or an investment and subsequently adjusted to the current market value based on the quoted daily settlement price of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. If the Fund writes a covered call option, the Fund forgoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option, it accepts the risk of a decline in the market value of the underlying security below the exercise price. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. The risk associated with purchasing put and call options is limited to the premium paid. Options were traded during the period in Anchor Capital Enhanced Equity Fund. See the Schedule of Investments for open options contracts held by Anchor Capital Enhanced Equity Fund at April 30, 2013. For the six months ended April 30, 2013, the average* volume of derivative activities are as follows:

Funds	Purchased Options (Cost)	Written Options (Premiums Received)
Anchor Capital Enhanced Equity Fund	$1,502,538	$4,036,434

*	estimate based on quarter-end holdings

(7) Forward Foreign Currency Contracts: In the normal course of pursuing their investment objectives, certain Funds are subject to foreign investment and currency risk. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve a Fund’s investment goal. These contracts are marked-to-market daily at the applicable exchange rates. A Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of its contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. During the six months ended April 30, 2013, the Funds did not enter into any forward foreign currency contracts.

(8) Disclosures about Derivative Instruments: The following is a table summarizing the fair value of derivatives held at April 30, 2013, by primary risk exposure:

	Asset Derivative Investments Value	Liability Derivative Investments Value
Fund	Equity Contracts (a)	Equity Contracts(a)

Anchor Capital Enhanced Equity Fund	$459,000	$7,393,873

(a)	Statement of Assets and Liabilities location: Total investments at value for purchased options and call options written, at value for written options.

The effect of derivative instruments on the Statement of Operations for the six months ended April 30, 2013:

	Amount of Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Fund	Equity Contracts(a)	Equity Contracts(b)
Anchor Capital Enhanced Equity Fund	$(13,664,469)	$(1,378,942)

(a)	Statement of Operations location: Net realized loss on purchased options and net realized loss on written option transactions.

(b)	Statement of Operations location: Net change in unrealized depreciation on purchased options and net change in unrealized depreciation on written options transactions.

(9) Investment Income and Securities Transactions: Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income is accrued daily. Dividend income and interest income are recorded in the Statement of Operations as investment income. Premiums and discounts are amortized or accreted on an effective yield method on fixed income securities. The Funds may be subject to foreign taxes on income, gains on investments, securities transactions or currency repatriation, some of which may be recoverable in part. The Funds will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Funds invest. Securities are accounted for on a trade date basis. The cost of securities sold is determined using the identified cost method for the Fairpointe Mid Cap Fund and first in first out (“FIFO”) method for all other Funds.

(10) Foreign Currency: Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at the close of the regular trading session on the New York Stock Exchange. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are segregated on the Statement of Operations from the effects of changes in

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market prices of those securities, and are included with the net realized and change in unrealized gain or loss on investment securities.

(11) Federal Income Taxes: The Funds have elected to be treated as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their respective net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains.

At October 31, 2012, the following Funds had available realized capital loss carryforwards to offset future net capital gains through the fiscal year ended:

	Capital Loss Carryforwards:
Fund	2014	2016	2017		2018	2019	No Expiration Short Term*	No Expiration Long Term*	Total

M&C Growth Fund	$—	$—	$12,098,064	**	$—	$—	$—	$—	$12,098,064
Cornerstone Large Cap Value Fund	—	—	21,265,288		6,819,813	—	—	—	28,085,101
TCH Fixed Income Fund	2,331,750	2,654,917	1,270,780		—	—	—	—	6,257,447
Lake Partners LASSO Alternatives Fund	—	—	—		—	4,140,503	729,638	—	4,870,141
Harrison Street Real Estate Fund	—	1,949,371	11,228,100		—	—	—	—	13,177,471
M&C Balanced Fund	—	—	1,726,376	**	—	—	—	—	1,726,376

*	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. Under the Modernization Act the Funds will be permitted to carry forward capital losses incurred for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
**	These capital loss carryforward amounts were acquired in the reorganizations of the Growth Fund into the M&C Growth Fund and the Balanced Fund into the M&C Balanced Fund on March 29, 2010. The Funds’ ability to utilize the capital loss carryforwards is limited under Internal Revenue Service regulations.

Management has analyzed the Funds’ tax positions for all open tax years (current and prior three tax years) and has concluded that no provision for federal, state, or international income tax is required in the Funds’ financial statements. The Funds’ federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service.

(12) Multi-Class Operations: Each class offered by a Fund that is authorized to offer multiple classes of shares has equal rights as to the Fund’s net assets.

Income, fund and trust level expenses and realized and unrealized capital gains and losses, if any, are allocated to each class of shares based on the relative net assets of each class. Class specific expenses are allocated to each class.

(13) Offering Costs: Certain costs were incurred in connection with the offering of the following Funds, as disclosed in the table below. The costs associated have been capitalized and are being amortized on a straight-line basis over twelve months based on the commencement date of the Funds, stated below.

Fund	Commencement Date	Original Offering Costs
Silvercrest Small Cap Fund	December 27, 2011	$63,821
River Road Dividend All Cap Value Fund II	June 27, 2012	57,711
LMCG Emerging Markets Fund	March 28, 2013	98,000

(14) Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

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(15) Commitments and Contingencies: In the normal course of business, the Trust enters into contracts on behalf of the Funds that contain a variety of provisions for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on experience, the Funds believe the risk of loss is remote.

(16) Recent Accounting Pronouncements: In December 2011, the Financial Accounting Standards Board (the “FASB”) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. In January 2013, the FASB issued ASU No. 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” This update limits the scope of ASU No. 2011-11 to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact these updates may have on the financial statements and disclosures.

In June 2013, FASB issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

Note (C) Dividends from Net Investment Income and Distributions of Capital Gains: Dividends and distributions to shareholders are recorded on the ex-dividend date. River Road Dividend All Cap Value Fund, River Road Dividend All Cap Value Fund II, DoubleLine Core Plus Fixed Income Fund and TCH Fixed Income Fund distribute dividends from net investment income to shareholders monthly and net realized gains from investment transactions, if any, are generally distributed annually, usually in December.

Anchor Capital Enhanced Equity Fund and M&C Balanced Fund distribute dividends from net investment income to shareholders quarterly and net realized gains from investment transactions, if any, are generally distributed annually, usually in December.

The following Funds distribute dividends from net investment income to shareholders annually and net realized gains from investment transactions, if any, are generally distributed annually, usually in December: M&C Growth Fund, TAMRO Diversified Equity Fund, Herndon Large Cap Value Fund, Cornerstone Large Cap Value Fund, Fairpointe Mid Cap Fund, M&C Mid Cap Growth Fund, LMCG Small Cap Growth Fund, Silvercrest Small Cap Fund, TAMRO Small Cap Fund, River Road Select Value Fund, River Road Small Cap Value Fund, River Road Independent Value Fund, Lake Partners LASSO Alternatives Fund, River Road Long-Short Fund, Barings International Fund, LMCG Emerging Markets Fund and Harrison Street Real Estate Fund.

Dividends and distributions are automatically reinvested in additional Fund shares on ex-date at that day’s ending NAV for the respective Fund for those shareholders who have elected the reinvestment option.

Differences in dividends per share between classes of the following Funds are due to different class expenses: M&C Growth Fund, TAMRO Diversified Equity Fund, Herndon Large Cap Value Fund, Cornerstone Large Cap Value Fund, River Road Dividend All Cap Value Fund, River Road Dividend All Cap Value Fund II, Fairpointe Mid Cap Fund, LMCG Small Cap Growth Fund, Silvercrest Small Cap Fund, TAMRO Small Cap Fund, River Road Select Value Fund, River Road Small Cap Value Fund, River Road Independent Value Fund, DoubleLine Core Plus Fixed Income Fund, TCH Fixed Income Fund, Lake Partners LASSO Alternatives Fund, Anchor Capital Enhanced Equity Fund, River Road Long-Short Fund, Barings International Fund, LMCG Emerging Markets Fund, Harrison Street Real Estate Fund and M&C Balanced Fund.

Net investment income and realized gains and losses for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. Permanent differences, such as net operating losses, disallowed expenses, premium reversals, reclassification of short-term gain to ordinary income, capitalized dividends on short sales, in-kind distribution for redemptions, paydown reclass, reversal of prior year writeoff of capital loss carryovers, redesignation of dividends paid, partnership reclasses and adjustment for Real Estate Investment Trusts, are reclassified among capital accounts in the financial statements to reflect their character. Temporary differences, such as deferrals on losses relating to wash sales transactions, amortization of offering costs, premium amortization, current year dividends payable, passive foreign investment company adjustments and capital loss carryovers, arise when income, expenses, gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

Distributions from net realized gains for book purposes may include short-term capital gains, which are classified as ordinary income for tax purposes.

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The tax character of distributions paid during the fiscal years ended 2012 and 2011 was as follows:

	Distributions Paid in 2012		Distributions Paid in 2011
	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains

M&C Growth Fund	$22,081,432	$257,690,139	$20,834,824	$5,383,920
TAMRO Diversified Equity Fund	—	473,355	—	—
Herndon Large Cap Value Fund	1,044,862	124,149	13,657	—
Cornerstone Large Cap Value Fund	110,939	—	1,807,144	—
River Road Dividend All Cap Value Fund	22,890,654	4,651,009	10,476,590	118,593
River Road Dividend All Cap Value Fund II	42,004	—	—	—
Fairpointe Mid Cap Fund	8,163,228	18,767,770	6,035,391	5,436,739
TAMRO Small Cap Fund	—	97,192,931	—	19,802,159
River Road Select Value Fund	1,196,413	28,132,801	1,134,027	1,959,747
River Road Small Cap Value Fund	—	—	2,048,490	—
River Road Independent Value Fund	5,597,522	100,643	—	—
DoubleLine Core Plus Fixed Income Fund	3,389,167	—	190,808	—
TCH Fixed Income Fund	3,234,814	—	2,810,584	—
Lake Partners LASSO Alternatives Fund	3,680,936	—	454,894	448
Anchor Capital Enhanced Equity Fund	12,244,228	2,409,141	5,872,771	—
Barings International Fund	509,770	1,380,720	1,019,611	—
Harrison Street Real Estate Fund	47,575	—	627,254	—
M&C Balanced Fund	331,475	—	312,292	—

As of October 31, 2012, the most recent tax year end, the components of distributable earnings on a tax basis were as follows:

	Accumulated Capital and Other Losses	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation (Depreciation)	Total

M&C Growth Fund	$(12,098,064)	$33,942,232	$275,099,058	$459,648,376	$756,591,602
TAMRO Diversified Equity Fund	—	830	25,756	4,240,679	4,267,265
Herndon Large Cap Value Fund	—	1,678,137	4,508	412,721	2,095,366
Cornerstone Large Cap Value Fund	(28,085,101)	130,056	—	1,399,087	(26,555,958)
River Road Dividend All Cap Value Fund	—	8,345,565	26,559,658	92,343,115	127,248,338
River Road Dividend All Cap Value Fund II	—	18,055	—	(48,603)	(30,548)
Fairpointe Mid Cap Fund	—	13,547,048	66,049,888	485,270,647	564,867,583
M&C Mid Cap Growth Fund	(37,681)	—	92,379	848,955	903,653
LMCG Small Cap Growth Fund	—	389,762	47,265	334,113	771,140
Silvercrest Small Cap Fund	—	68,147	649	103,316	172,112
TAMRO Small Cap Fund	—	18,818,417	74,805,986	188,601,423	282,225,826
River Road Select Value Fund	—	1,038,194	8,698,768	20,831,044	30,568,006
River Road Small Cap Value Fund	—	1,328,652	9,066,096	65,718,103	76,112,851
River Road Independent Value Fund	—	38,493,742	—	2,446,974	40,940,716
DoubleLine Core Plus Fixed Income Fund	—	1,274,175	22,764	4,714,088	6,011,027
TCH Fixed Income Fund	(6,257,447)	47,411	—	7,374,593	1,164,557
Lake Partners LASSO Alternatives Fund	(4,870,141)	781,026	—	7,800,212	3,711,097
Anchor Capital Enhanced Equity Fund	—	2,487,451	556,618	(8,640,364)	(5,596,295)
River Road Long-Short Fund	—	406,152	21,693	(6)	427,839
Barings International Fund	—	1,201,598	549,691	790,834	2,542,123
Harrison Street Real Estate Fund	(13,177,471)	125,494	—	447,305	(12,604,672)
M&C Balanced Fund	(1,726,376)	33,019	—	2,601,553	908,196

Note (D) Shares of Beneficial Interest: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Share transactions of the Funds were as follows:

Six Months Ended April 30, 2013

Class N	Sold	Proceeds From Reinvestment of Distributions	Redeemed	Net Increase (Decrease) in Shares Outstanding
M&C Growth Fund	7,245,652	5,984,433	(7,831,413)	5,398,672
TAMRO Diversified Equity Fund	171,549	5,057	(168,966)	7,640
Herndon Large Cap Value Fund	1,196,355	77,295	(363,030)	910,620
Cornerstone Large Cap Value Fund	311,558	18,800	(160,494)	169,864

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Class N	Sold	Issued From Merger	Proceeds From Reinvestment of Distributions	Redeemed	Net Increase (Decrease) in Shares Outstanding
River Road Dividend All Cap Value Fund	2,187,422	—	1,510,675	(1,789,728)	1,908,369
River Road Dividend All Cap Value Fund II	155,206	—	1,350	(57,092)	99,464
Fairpointe Mid Cap Fund	7,964,169	—	1,435,859	(8,307,589)	1,092,439
M&C Mid Cap Growth Fund	484,967	—	7,828	(69,093)	423,702
LMCG Small Cap Growth Fund	211,485	1,557,689	38,933	(129,976)	1,678,131
Silvercrest Small Cap Fund	87,929	—	1,162	(47,159)	41,932
TAMRO Small Cap Fund	2,274,481	—	1,892,026	(3,046,033)	1,120,474
River Road Select Value Fund	758,086	—	56,761	(143,553)	671,294
River Road Small Cap Value Fund	251,214	—	169,935	(513,934)	(92,785)
River Road Independent Value Fund	5,981,945	—	1,889,377	(8,698,952)	(827,630)
DoubleLine Core Plus Fixed Income Fund	3,635,670	—	169,224	(1,623,192)	2,181,702
TCH Fixed Income Fund	732,058	—	104,191	(879,764)	(43,515)
Lake Partners LASSO Alternatives Fund	1,441,467	—	36,352	(977,847)	499,972
Anchor Capital Enhanced Equity Fund	2,041,341	—	324,017	(4,891,769)	(2,526,411)
River Road Long-Short Fund	1,445,200	—	42,565	(480,235)	1,007,530
Barings International Fund	2,147	—	1,555	(2,075)	1,627
LMCG Emerging Markets Fund (a)	67,641	—	—	—	67,641
Harrison Street Real Estate Fund	363,997	—	14,559	(337,814)	40,742
M&C Balanced Fund	86,838	—	9,387	(480,677)	(384,452)

(a)	LMCG Emerging Markets Fund began issuing Class N shares on March 27, 2013.

Class I	Sold	Issued From Merger	Proceeds From Reinvestment of Distributions	Redeemed	Net Increase (Decrease) in Shares Outstanding
M&C Growth Fund	17,240,793	—	5,907,892	(15,337,803)	7,810,882
TAMRO Diversified Equity Fund	13,845	—	251	(1,050)	13,046
Herndon Large Cap Value Fund	1,711,518	—	85,484	(203,312)	1,593,690
Cornerstone Large Cap Value Fund	992,480	—	5,555	(103,506)	894,529
River Road Dividend All Cap Value Fund	8,929,319	—	1,899,271	(7,426,265)	3,402,325
River Road Dividend All Cap Value Fund II	3,509,373	—	22,994	(32,347)	3,500,020
Fairpointe Mid Cap Fund	10,258,256	—	1,027,798	(7,675,655)	3,610,399
LMCG Small Cap Growth Fund	198,735	86,108	5,342	(2,098)	288,087
Sillvercrest Small Cap Fund	475,198	—	8,931	(21,661)	462,468
TAMRO Small Cap Fund (a)	5,037,501	—	2,234,145	(6,494,282)	777,364
River Road Select Value Fund	3,812,957	—	1,237,782	(3,500,674)	1,550,065
River Road Small Cap Value Fund	1,678,823	—	913,112	(2,090,350)	501,585
River Road Independent Value Fund (b)	6,928,925	—	1,729,407	(3,551,886)	5,106,446
DoubleLine Core Plus Fixed Income Fund	3,685,961	—	209,036	(1,184,140)	2,710,857
TCH Fixed Income Fund	70,652	—	17,167	(106,224)	(18,405)
Lake Partners LASSO Alternatives Fund	7,856,986	—	259,746	(3,492,509)	4,624,223
Anchor Capital Enhanced Equity Fund	2,208,613	—	167,948	(5,590,366)	(3,213,805)
River Road Long-Short Fund (c)	631,664	—	—	(9)	631,655
Barings International Fund	1,493,102	—	224,097	(1,364,760)	352,439
LMCG Emerging Markets Fund (d)	341,891	—	—	—	341,891
Harrison Street Real Estate Fund	3,816	—	182	(760)	3,238
M&C Balanced Fund	5,636	—	254	(16,219)	(10,329)

(a)	TAMRO Small Cap Fund had a subscription-in-kind in the amount of $2,677,539 on April 25, 2013. The subscription was comprised of securities, cash and dividends accrued in the amounts of $2,657,373, $19,712 and $453, respectively. The Fund also had a redemption-in-kind in the amount of $52,573,290 on January 15, 2013. The redemption was comprised of securities and cash in the amounts of $51,794,423 and $778,867, respectively.
(b)	River Road Independent Value Fund had a subscription-in-kind in the amount of $597,549 on March 27, 2013. The subscription was comprised of securities, cash and dividends accrued in the amounts of $258,478, $338,808 and $262, respectively.
(c)	River Road Long-Short Fund began issuing Class I shares on March 1, 2013.
(d)	LMCG Emerging Markets Fund began issuing Class I shares on March 27, 2013.

Class R	Sold	Proceeds From Reinvestment of Distributions	Redeemed	Net Increase in Shares Outstanding
M&C Growth Fund	53,704	21,706	(50,238)	25,172

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Year Ended October 31, 2012

Class N	Sold	Proceeds From Reinvestment of Distributions	Redeemed	Net Increase (Decrease) in Shares Outstanding
M&C Growth Fund	18,041,363	5,664,499	(16,394,064)	7,311,798
TAMRO Diversified Equity Fund	210,627	38,289	(597,734)	(348,818)
Herndon Large Cap Value Fund	1,664,603	39,719	(466,689)	1,237,633
Cornerstone Large Cap Value Fund	574,279	10,721	(1,126,860)	(541,860)
River Road Dividend All Cap Value Fund	10,262,549	985,104	(10,485,646)	762,007
River Road Dividend All Cap Value Fund II (a)	100,138	373	(40)	100,471
Fairpointe Mid Cap Fund	13,920,692	417,341	(17,204,213)	(2,866,180)
M&C Mid Cap Growth Fund	296,901	—	(49,540)	247,361
LMCG Small Cap Growth Fund	94,914	—	(143,050)	(48,136)
Silvercrest Small Cap Fund (b)	69,067	—	(306)	68,761
TAMRO Small Cap Fund	4,990,377	1,982,107	(6,291,677)	680,807
River Road Select Value Fund	248,746	332,250	(1,222,289)	(641,293)
River Road Small Cap Value Fund	862,257	—	(4,725,116)	(3,862,859)
River Road Independent Value Fund	18,469,468	339,193	(15,564,710)	3,243,951
DoubleLine Core Plus Fixed Income Fund	6,542,470	124,012	(2,391,890)	4,274,592
TCH Fixed Income Fund	1,111,218	245,495	(1,865,034)	(508,321)
Lake Partners LASSO Alternatives Fund	1,713,847	21,588	(489,123)	1,246,312
Anchor Capital Enhanced Equity Fund	10,363,817	763,094	(3,930,442)	7,196,469
River Road Long-Short Fund	290,834	—	(54,850)	235,984
Barings International Fund	1,673	1,945	(43)	3,575
Harrison Street Real Estate Fund	621,290	4,957	(337,947)	288,300
M&C Balanced Fund	584,267	14,308	(289,262)	309,313

(a)	River Road Dividend All Cap Value Fund II began issuing Class N shares on June 26, 2012.
(b)	Silvercrest Small Cap Fund began issuing Class N shares on December 23, 2011.

Class I	Sold	Proceeds From Reinvestment of Distributions	Redeemed	Net Increase (Decrease) in Shares Outstanding
M&C Growth Fund	43,042,995	4,364,756	(23,294,443)	24,113,308
TAMRO Diversified Equity Fund (a)	44,338	—	(2,319)	42,019
Herndon Large Cap Value Fund	2,306,966	73,629	(485,691)	1,894,904
Cornerstone Large Cap Value Fund	485,538	58	(10,500)	475,096
River Road Dividend All Cap Value Fund	24,480,603	1,049,359	(5,161,671)	20,368,291
River Road Dividend All Cap Value Fund II (b)	894,279	3,478	(952)	896,805
Fairpointe Mid Cap Fund (c)	20,254,334	327,743	(20,929,526)	(347,449)
LMCG Small Cap Growth Fund (d)	25,824	—	(215,934)	(190,110)
Silvercrest Small Cap Fund (e) (f)	694,135	—	(240,046)	454,089
TAMRO Small Cap Fund (g)	7,501,659	2,242,345	(9,314,452)	429,552
River Road Select Value Fund	6,030,361	2,982,288	(4,372,992)	4,639,657
River Road Small Cap Value Fund	3,570,354	—	(6,081,336)	(2,510,982)
River Road Independent Value Fund	25,305,662	189,732	(3,918,323)	21,577,071
DoubleLine Core Plus Fixed Income Fund	9,567,318	177,202	(684,564)	9,059,956
TCH Fixed Income Fund	308,748	35,661	(393,122)	(48,713)
Lake Partners LASSO Alternatives Fund	8,580,923	148,112	(4,201,794)	4,527,241
Anchor Capital Enhanced Equity Fund	4,796,811	678,182	(3,978,006)	1,496,987
Barings International Fund	2,684,137	187,976	(1,593,922)	1,278,191
Harrison Street Real Estate Fund (h)	20,224	61	(3,696,962)	(3,676,677)
M&C Balanced Fund	30,540	428	(11,383)	19,585

(a)	TAMRO Diversified Equity Fund began issuing Class I shares on March 1, 2012.
(b)	River Road Dividend All Cap Value Fund II began issuing Class I shares on June 26, 2012.
(c)	Fairpointe Mid Cap Fund had a redemption-in-kind in the amount of $38,722,763 on January 13, 2012. The redemption was comprised of securities and cash in the amounts of $38,179,960 and $542,803, respectively.
(d)	LMCG Small Cap Growth Fund had a redemption-in-kind in the amount of $2,554,395 on September 25, 2012. The redemption was comprised of securities and cash in the amounts of $2,419,219 and $135,175, respectively.
(e)	Silvercrest Small Cap Fund began issuing Class I shares on December 23, 2011.
(f)	Silvercrest Small Cap Fund had a redemption-in-kind in the amount of $2,608,977 on April 26, 2012. The redemption was comprised of securities and cash in the amounts of $2,579,146 and $29,831, respectively.
(g)	TAMRO Small Cap Fund had redemptions-in-kind in the amount of $40,667,980 and $7,010,475 on May 1, 2012 and June 27, 2012, respectively. The redemption was comprised of securities and cash in the amounts of $39,335,174 and $6,762,586, respectively and $1,332,806 and $247,889, respectively.
(h)	Harrison Street Real Estate Fund had a redemption-in-kind in the amount of $31,399,368 on December 2, 2011. The redemption was comprised of securities and cash in the amounts of $30,913,574 and $485,794, respectively.

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Class R	Sold	Proceeds From Reinvestment of Distributions	Redeemed	Net Decrease in Shares Outstanding
M&C Growth Fund	100,372	23,324	(127,056)	(3,360)

Note (E) Investment Transactions: Aggregate purchases and proceeds from sales and maturities of investment securities (other than short-term investments) for the six months ended April 30, 2013 were as follows:

	Aggregate Purchases		Proceeds from Sales
	U.S. Government	Other	U.S. Government	Other
M&C Growth Fund	$—	$1,264,401,375	$—	$999,310,081
TAMRO Diversified Equity Fund	—	7,113,301	—	7,137,661
Herndon Large Cap Value Fund	—	57,939,035	—	29,709,867
Cornerstone Large Cap Value Fund	—	20,151,759	—	8,692,344
River Road Dividend All Cap Value Fund	—	195,148,620	—	165,877,469
River Road Dividend All Cap Value Fund II	—	41,592,574	—	2,721,482
Fairpointe Mid Cap Fund	—	522,923,985	—	507,885,258
M&C Mid Cap Growth Fund	—	6,587,823	—	2,081,726
LMCG Small Cap Growth Fund (a)	—	12,262,673	—	8,019,210
Silvercrest Small Cap Fund	—	7,890,031	—	2,120,017
TAMRO Small Cap Fund (b)	—	337,107,939	—	363,357,205
River Road Select Value Fund	—	75,892,447	—	68,423,603
River Road Small Cap Value Fund	—	95,273,103	—	101,569,480
River Road Independent Value Fund (c)	—	180,787,969	—	229,880,938
DoubleLine Core Plus Fixed Income Fund	89,578,583	70,433,808	73,007,941	30,754,669
TCH Fixed Income Fund	5,838,663	10,838,992	4,474,341	12,544,441
Lake Partners LASSO Alternatives Fund	—	134,032,343	—	57,971,706
Anchor Capital Enhanced Equity Fund	—	51,725,431	—	117,481,582
River Road Long-Short Fund	—	27,023,603	—	15,419,192
Barings International Fund	—	23,275,002	—	19,126,132
LMCG Emerging Markets Fund	—	6,055,509	—	2,099,298
Harrison Street Real Estate Fund	—	7,714,758	—	7,323,209
M&C Balanced Fund	—	5,026,473	1,301,729	11,226,883

(a)	The cost of purchases excludes securities received from the reorganization (Note J).
(b)	TAMRO Small Cap Fund had a subscription-in-kind in the amount of $2,677,539 on April 25, 2013, which is excluded from the aggregate purchases above. The subscription was comprised of securities, cash and dividends accrued in the amounts of $2,657,373, $19,712 and $453, respectively. The Fund also had a redemption-in-kind in the amount of $52,573,290 on January 15, 2013, which is excluded from the proceeds from sales above. The redemption was comprised of securities and cash in the amounts of $51,794,423 and $778,867, respectively.
(c)	River Road Independent Value Fund had a subscription-in-kind in the amount of $597,549 on March 27, 2013, which is excluded from the aggregate purchases above. The subscription was comprised of securities, cash and dividends accrued in the amounts of $258,478, $338,808 and $262, respectively.

Note (F) Redemption Fees: In accordance with the prospectus, certain Funds assessed a 2% redemption fee on Fund share redemptions and exchanges within specified time periods, as indicated in the following table for the six months ended April 30, 2013 and included in the Cost of Shares redeemed on the Statements of Changes in Net Assets:

Fund Name	Time Period	Amount
Barings International Fund	2% Within 90 Days	$1,230
Harrison Street Real Estate Fund	2% Within 90 Days	1,483
LMCG Emerging Markets Fund	2% Within 90 Days	—

Note (G) Advisory, Administration, Distribution Services and Trustee Agreements:

Advisory. Aston serves as investment adviser and administrator to the Funds. Under the terms of the investment advisory agreement for the Funds (the “Investment Advisory Agreement”), fees are accrued daily and paid monthly, based on specific annual rates of average daily net assets. The factors considered by the Board of Trustees in approving the current Investment Advisory Agreement are included in the Funds’ annual or semi-annual report to shareholders covering the period during which the approval occurred.

Certain Funds are subject to an expense limitation agreement with the Adviser, pursuant to which annual ordinary operating expenses for Class N and Class I shareholders are capped at certain specified annual rates of average daily net assets. There are no contractual expense limitations for Class R shareholders.

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The contractual expense limitations for the Funds are effective through February 28, 2014, except as noted below. The advisory rates and contractual expense limitations for the six months ended April 30, 2013 were as follows:

		Contractual Expense Limitations
Fund Name	Advisory Fees	Class N	Class I
M&C Growth Fund	0.80% on first $800,000,000
	0.60% over $800,000,000 up to $6 billion
	0.55% over $6 billion up to $12 billion 0.50% over $12 billion	N/A	N/A
TAMRO Diversified Equity Fund	0.80%	1.20%	0.95%
Herndon Large Cap Value Fund	0.80%	1.30%(a)	1.05%(a)
Cornerstone Large Cap Value Fund	0.80%	1.30%	1.05%
River Road Dividend All Cap Value Fund	0.70%	1.30%	1.05%
River Road Dividend All Cap Value Fund II	0.70%	1.30%(a)	1.05%(a)
Fairpointe Mid Cap Fund	0.80% on first $100,000,000
	0.75% next $300,000,000
	0.70% over $400,000,000	N/A	N/A
M&C Mid Cap Growth Fund	0.85%	1.25%(a)	N/A
LMCG Small Cap Growth Fund	1.00%	1.35%(a)	1.10%(a)
Silvercrest Small Cap Growth	1.00%	1.40%(a)	1.15%(a)
TAMRO Small Cap Fund	0.90%	N/A	N/A
River Road Select Value Fund	1.00%	1.50%	1.25%
River Road Small Cap Value Fund	0.90%	N/A	N/A
River Road Independent Value Fund	1.00%	1.42%(a)	1.17%(a)
DoubleLine Core Plus Fixed Income Fund	0.55%	0.94%(a)	0.69%(a)
TCH Fixed Income Fund	0.55%	0.94%	0.69%
Lake Partners LASSO Alternatives Fund	1.00%	1.45%(a)	1.20%(a)
Anchor Capital Enhanced Equity Fund	0.70%	1.40%	1.15%
River Road Long-Short Fund (b)	1.20%	1.70%(a)	1.45%(a)
Barings International Fund	1.00%	1.40%(a)	1.15%(a)
LMCG Emerging Markets Fund (c)	1.05%	1.65%(a)*	1.40%(a)*
Harrison Street Real Estate Fund	1.00%	1.37%	1.12%
M&C Balanced Fund	0.75%	1.35%	1.10%

(a)	Pursuant to a contractual expense reimbursement agreement between the Adviser and the Fund, from commencement of operations through the completion of the first three full fiscal years for a period up to three years from the fiscal year end during which such amount was waived or reduced, the Adviser is entitled to be reimbursed by the Fund for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio (not including interest, taxes, other investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses,) remains below the operating expense cap after such reimbursement.
(b)	River Road Long-Short Fund began issuing Class I shares on March 1, 2013.
(c)	LMCG Emerging Markets Fund began issuing Class N and Class I shares on March 27, 2013.
*	The contractual expense limitation for LMCG Emerging Markets Fund is in effect through March 31, 2014.

Pursuant to a contractual expense reimbursement agreement between the Adviser and the following Funds, from commencement of operations through the completion of the first three full fiscal years for a period of up to three years from the fiscal year end during which the Advisor waived its advisory fees or reimbursed expenses for each of Herndon Large Cap Value Fund-Classes N and I, River Road Dividend All Cap Value Fund II-Classes N and I, M&C Mid Cap Growth Fund-Class N, LMCG Small Cap Growth Fund-Classes N and I, Silvercrest Small Cap Fund-Classes N and I, River Road Select Value Fund-Classes N and I, River Road Independent Value Fund-Classes N and I, DoubleLine Core Plus Fixed Income Fund-Classes N and I, Lake Partners LASSO Alternatives Fund-Classes N and I, River Road Long-Short Fund-Classes N and I, Barings International Fund-Classes N and I and LMCG Emerging Markets Fund-Classes N and I, the Adviser is entitled to be reimbursed by each Fund for such previously waived fees and reimbursed expenses to the extent that each Fund’s expense ratio (not including interest, taxes, other investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses) remains below the operating expense cap after such reimbursement.

As of April 30, 2013, the cumulative amounts that are subject to recoupment by the Adviser for each Fund are as follows:

	Expiration
	2013	2014	2015	2016
Herndon Large Cap Value Fund	$71,086	$129,816	$42,793	$—
River Road Dividend All Cap Value Fund II	N/A	N/A	59,860	50,906
Montag & Caldwell Mid Cap Growth Fund	67,970	72,010	N/A	N/A
LMCG Small Cap Growth Fund	N/A	190,704	123,269	77,572
Silvercrest Small Cap Fund	N/A	N/A	147,166	51,605
River Road Select Value Fund	—	N/A	N/A	N/A
River Road Independent Value Fund	N/A	222,622	143,528	—
DoubleLine Core Plus Fixed Income Fund	N/A	105,633	389,195	82,341
Lake Partners LASSO Alternatives Fund	83,001	87,814	N/A	—
River Road Long-Short Fund	N/A	97,108	110,750	42,121
Barings International Fund	134,828	147,896	N/A	N/A
LMCG Emerging Markets Fund (1)	N/A	N/A	N/A	24,711

Total	$356,885	$1,053,603	$1,016,561	$329,256

(1)	The Fund commenced operations in the current fiscal year.

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Through the six months ended April 30, 2013, the Adviser is eligible to recapture prior year fee waivers and expense reimbursements of $3,198 from Herndon Large Cap Value Fund, $21,849 from River Road Independent Value Fund, and $52,894 from Lake Partners LASSO Alternatives Fund.

The Adviser manages each Fund by retaining one or more Subadvisers to manage each Fund, as follows:

Fund	Subadviser
M&C Growth Fund	Montag & Caldwell, LLC
TAMRO Diversified Equity Fund	TAMRO Capital Partners LLC
Herndon Large Cap Value Fund	Herndon Capital Management, LLC
Cornerstone Large Cap Value Fund	Cornerstone Investment Partners, LLC
River Road Dividend All Cap Value Fund	River Road Asset Management, LLC
River Road Dividend All Cap Value Fund II	River Road Asset Management, LLC
Fairpointe Mid Cap Fund	Fairpointe Capital LLC
M&C Mid Cap Growth Fund	Montag & Caldwell, LLC
LMCG Small Cap Growth Fund	Lee Munder Capital Group, LLC
Silvercrest Small Cap Fund	Silvercrest Asset Management Group LLC
TAMRO Small Cap Fund	TAMRO Capital Partners LLC
River Road Select Value Fund	River Road Asset Management, LLC
River Road Small Cap Value Fund	River Road Asset Management, LLC
River Road Independent Value Fund	River Road Asset Management, LLC
DoubleLine Core Plus Fixed Income Fund	DoubleLine Capital LP
TCH Fixed Income Fund	Taplin, Canida & Habacht LLC
Lake Partners LASSO Alternatives Fund	Lake Partners, Inc.
Anchor Capital Enhanced Equity Fund	Anchor Capital Advisors LLC
River Road Long-Short Fund	River Road Asset Management, LLC
Barings International Fund	Baring International Investment Limited
LMCG Emerging Markets Fund	Lee Munder Capital Group, LLC
Harrison Street Real Estate Fund	Harrison Street Securities, LLC
M&C Balanced Fund	Montag & Caldwell, LLC

Subadvisory fees are paid monthly by Aston. The factors considered by the Board of Trustees in approving the current sub-investment advisory agreements for the Funds (each, a “Sub-Investment Advisory Agreement”) are included in the additional information section of the Funds’ annual or semi-annual report to shareholders covering the period in which such approval occurred.

Administration. Under the terms of the administration agreement between the Trust and Aston, the Funds’ administrator (the “Administration Agreement”), administration fees are accrued daily and paid monthly, based on a specified percentage of average daily net assets of the Trust, and base fees are fixed at an annual rate of $12,000 per Fund. The fee is allocated to each Fund based on the relative net assets of the Trust. Administration expenses also include pricing agent fees and compliance-related expenses. The administration fee arrangement is as follows:

Administration Fees at Trust Level	Annual Rate

First $7.4 billion	0.0437%
Over $7.4 billion	0.0412%

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) provides certain administrative services to the Funds pursuant to a Sub-administration and Accounting Services Agreement between Aston and BNY Mellon (the “Sub-Administration Agreement”). Under the terms of the Sub-Administration Agreement, sub-administration fees (inclusive of tax services fees), which are paid by Aston, are accrued daily and paid monthly, at a rate of 0.0167% of average daily net assets of the Trust and a base fee at an annual rate of $12,000 per Fund.

Distribution Services. Foreside Funds Distributors LLC (the “Distributor”) serves as principal underwriter and distributor of the Fund’s shares. Pursuant to Rule 12b-1 distribution and service plans (the “Plans”) adopted by the Funds, with respect to Class N shares and Class R shares, the Funds pay certain expenses associated with the distribution of their shares. Under the Plans, each Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of each participating Fund’s Class N average daily net assets and 0.50% of each participating Fund’s Class R average daily net assets. The Class I shares do not have Rule 12b-1 plans. Effective January 1, 2012 the TCH Fixed Income Fund and M&C Balanced Fund reduced their 12b-1 fees to 0.10% and 0.15%, respectively.

Trustees. The Trustees of the Trust who are not affiliated with the Adviser or Subadviser receive an annual retainer and per meeting fees, and they are reimbursed for out-of-pocket expenses for each meeting of the Board of Trustees they attend. The Chairman of the Board and Committee Chairs receive an additional retainer. No officer or employee of the Adviser, of a Subadviser or of their affiliates receives any compensation from the Funds for acting as a Trustee of the Trust. The officers of the Trust receive no compensation directly from the Funds for performing the duties of their offices, except that the Funds compensate the Administrator for providing an officer to serve as the Funds’ Chief Compliance Officer. The aggregate remuneration paid to the Trustees during the six months ended April 30, 2013 was $359,250.

Note (H) Credit Agreement: Effective July 6, 2010 and as amended August 31, 2012, the Trust entered into a Credit Agreement with The Bank of New York Mellon (the “Bank”) which provides the Trust with a revolving line of credit facility of up to $50 million. The facility is shared by each series of the Trust and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The interest rate on outstanding Alternate Base Rate Loans is equivalent to the greater of the Prime Rate plus 1.25% or 0.50% plus the Federal Funds Effective Rate plus 1.25%. The interest rate on outstanding Overnight Loans is equivalent to the greater of the Federal Funds Effective Rate plus 1.25% or the One Month LIBOR Rate plus 1.25%. The Trust pays a commitment fee on the unutilized commitment amount of 0.12% per annum. The Funds did not utilize the line of credit during the six months ended April 30, 2013.

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Note (I) Fully FDIC-insured Uninvested Deposit Balance Program: Effective July 3, 2012, the Trust entered into a program under which cash that is currently held in custody and trust accounts by the Bank, as custodian for the Trust, would be held in non-interest bearing transaction accounts at the Bank that are fully covered by the FDIC. River Road Independent Value Fund, Lake Partners LASSO Alternatives Fund and Anchor Capital Enhanced Equity Fund have accrued Earnings Credits to offset the Funds’ respective custody and transfer agency fees (including overdraft charges) based on the specified Earnings Credit Rate. The Earnings Credit Rate was 8 basis points on positive balances, subject to adjustment by the Bank. The term of this agreement was June 1, 2012 through December 31, 2012. For the six months ended April 30, 2013, the Funds’ accrued Earnings Credits as follows:

Fund	Earnings Credit to Custody and Transfer Agency Fees
River Road Independent Value Fund	$16,493
Lake Partners LASSO Alternatives Fund	1,855
Anchor Capital Enhanced Equity Fund	139

Note (J) Reorganization: On December 13, 2012, the Board of Trustees approved an agreement and plan of reorganization (and the related transactions) (the “Agreement”), which provides for (i) the transfer of all the assets of ASTON Small Cap Fund (formerly ASTON/Veredus Small Cap Growth Fund) (the “Small Cap Fund”) to the LMCG Small Cap Growth Fund in exchange solely for shares of beneficial interest of the LMCG Small Cap Growth Fund and the assumption by the LMCG Small Cap Growth Fund of all the liabilities of the Small Cap Fund; and (ii) the distribution by the Small Cap Fund of all the shares of each class of the LMCG Small Cap Growth Fund received by the Small Cap Fund to the holders of shares of the corresponding class of the Small Cap Fund in complete liquidation and termination of the Small Cap Fund. At a special meeting of shareholders of Small Cap Fund held on April 16, 2013, the shareholders of Small Cap Fund voted to approve the Agreement. The closing date of the reorganization was April 22, 2013.

The results of the voting are as follows:

	For	Against	Abstain
ASTON Small Cap Fund	800,546.220	28,635.759	38,341.525

The acquisition was accomplished by a tax-free exchange of shares on April 19, 2013. For financial reporting purposes, assets received and shares issued by the Small Cap Fund were recorded at fair value on April 19, 2013; however, the cost basis of the investments received from LMCG Small Cap Growth Fund were carried forward to align ongoing reporting of the Small Cap Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Prior to the merger, the Small Cap Fund had unused capital loss carryforwards. A portion of these capital loss carryforwards can be utilized by LMCG Small Cap Growth Fund in future periods.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Fund	Acquiring Fund	Class N Shares Issued	Class N Net Asset Value	Class N Conversion Ratio	Class I Shares Issued	Class I Net Asset Value	Class I Conversion Ratio
Small Cap Fund	LMCG Small Cap Growth Fund	1,557,689	$12.07	1.16622	86,108	$12.13	1.20650

Merged Fund	Net Assets	Unrealized Depreciation	Acquiring Fund	Net Assets
Small Cap Fund	$19,844,700	$(45,176)	LMCG Small Cap Growth Fund	$11,343,723

Assuming the acquisition had been completed on November 1, 2012, the Fund’s results of operations for the six months ended April 30, 2013 are as follows:

Net investment income	$ 127,107
Net realized and unrealized gain on investments	3,613,858
Net increase in assets from operations	3,740,965

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Small Cap Fund that have been included in LMCG Small Cap Growth Fund’s statement of operations since April 19, 2013.

Note (K) Liquidations: ASTON/Veredus Select Growth Fund and ASTON Dynamic Allocation Fund were terminated and liquidated on January 30, 2013.

Note (L) Significant Concentrations: Certain Funds may invest a significant percentage of their assets in securities of foreign issuers. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. Some countries in which the Funds invest may require government approval for repatriation of investment income, capital or the proceeds for sales of secu-

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rities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. In addition, changes in currency exchange rates will affect the value of investments denominated in a foreign currency, as well as investment income derived from those securities.

Note (M) Subsequent Events: Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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Additional Information (unaudited)

Form N-Q: The Trust files complete schedules of portfolio holdings for the Funds with the Securities and Exchange Commission (the “SEC”) for the Trust’s first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q are available on the SEC’s website at www.sec.gov and are available for review and copying at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

Proxy Voting: The Trust’s Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Trust’s Statement of Additional Information, which is available (i) upon request, without charge, by calling 800-992-8151; (ii) on Aston Funds’ website at www. astonfunds.com; and (iii) on the SEC’s website at www.sec.gov. The Funds’ Proxy Voting Record for the most recent twelve-month period ended June 30 is available without charge (i) on the Funds’ website at www.astonfunds.com; and (ii) on the SEC’s website at www.sec.gov.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN CONNECTION WITH THE APPROVAL OF THE SUB-INVESTMENT ADVISORY AGREEMENT FOR ASTON SMALL CAP FUND

The Board of Trustees (the “Board”) of Aston Funds (the “Trust”), including the trustees who are not interested persons of the Trust (the “Independent Trustees”), considered the approval of a Sub-Investment Advisory Agreement (the “LMCG Sub-Investment Advisory Agreement”) between Aston Asset Management, LP (“Aston”) and Lee Munder Capital Group, LLC (“LMCG”) with respect to the ASTON Small Cap Fund (formerly, ASTON/Veredus Small Cap Growth Fund) (the “Fund”), at an in-person meeting on December 13, 2012.

The Independent Trustees met separately from the “interested” Trustees of the Trust and any officers of Aston, LMCG or their affiliates to consider the approval of the LMCG Sub-Investment Advisory Agreement and were assisted by independent legal counsel in their deliberations. The Board considered information provided at the December 13, 2012 Board meeting and at previous Board meetings in connection with annual contract renewal with respect to other funds managed by LMCG. Among the matters considered by the Board, including the Independent Trustees, in connection with the approval of the LMCG Sub-Investment Advisory Agreement were the following:

Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of services expected to be provided under the LMCG Sub-Investment Advisory Agreement. The Board considered the reputation, qualifications and background of LMCG and its operational and compliance infrastructures. The Board also considered information provided regarding the experience and skills of senior management and investment personnel of LMCG, the resources made available to such personnel, the ability of LMCG to attract and retain high-quality personnel, and the organizational depth of LMCG. The Board considered that LMCG currently serves as subadviser to the ASTON/LMCG Small Cap Growth Fund, a fund with a similar investment objective and similar investment policies managed by the same portfolio manager that will manage the Fund. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by LMCG are expected to be satisfactory.

Fees, Profitability and Economies of Scale. The Board considered the subadvisory fee rate under the LMCG Sub-Investment Advisory Agreement as well as the overall management fee structure of the Fund, noting that the subadvisory fee rate is fifty percent (50%) of management fees less certain third-party payments, fee waivers and expense reimbursement incurred by Aston. The Board considered that the subadvisory fee rate was negotiated at arm’s length between Aston and LMCG, an unaffiliated third party, and that Aston would compensate LMCG from the fees it receives from the Fund. As part of its review of the investment advisory agreement with Aston, the Board considered whether there will be economies of scale with respect to the overall fee structure of the Fund and whether the Fund will benefit from any economies of scale.

The Board also considered information provided by LMCG in connection with annual contract renewal with respect to fees charged to other mutual funds and separate account clients, as applicable. The Board considered that the fee rates charged to the Fund and other clients vary because of the additional regulatory and compliance requirements, among other things, associated with registered investment companies such as the Fund and other differences in the products and services provided, including differences in fee structures. The Board determined that profitability information with respect to LMCG was not material to its considerations in light of the fee model used by Aston and the unaffiliated status of LMCG.

The Board concluded that the proposed subadvisory fee rate was reasonable in light of the nature, quality and extent of services to be provided and that economies of scale were limited at this time.

Other Benefits to the Subadviser. The Board also considered the character and amount of other incidental benefits expected to be received by LMCG as a result of its association with the Fund. The Board considered potential benefits to LMCG from the use of “soft dollars” to pay for research services generated by parties other than the executing broker-dealer. The Board concluded that the subadvisory fees were reasonable taking into account any other benefits expected to be received by LMCG from its relationship with the Fund.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the LMCG Sub-Investment Advisory Agreement are fair and reasonable, and that the approval of the LMCG Sub-Investment Advisory Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

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FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN CONNECTION WITH ANNUAL RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS

The Board of Trustees (the “Board”) of Aston Funds (the “Trust”), including the trustees who are not “interested persons” as defined in Section 2(a)(9) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), is responsible for approving the Investment Advisory Agreement (the “Investment Advisory Agreement”) between the Trust and Aston Asset Management, LP (“Aston” or the “Adviser”) with respect to each series of the Trust and the Sub-Investment Advisory Agreements between Aston and each subadviser (each, a “Sub-Advisory Agreement” and collectively, the “Subadvisory Agreements”) and their periodic continuance. Pursuant to the Investment Company Act of 1940, as amended, the Board is required to consider the continuation of the Investment Advisory Agreement and Subadvisory Agreements on an annual basis following the initial term of each agreement. Accordingly, the Board considered the continuance of the Investment Advisory Agreement with respect to each series of the Trust for which the term ends in December 2012 and each Subadvisory Agreement with a term ending in December 2012, as set forth in Exhibit A-1 (collectively, the “Advisory Agreements”), at an in-person meeting held in December 2012 and the Board determined to continue the Advisory Agreements for an additional one-year period. Each series of the Trust for which an Advisory Agreement is being continued is referred to as a “Fund” or a “Renewal Fund.”

The Board, including the Independent Trustees, considered materials received and discussions held with respect to the continuation of the Advisory Agreements at in-person meetings held in September 2012 and December 2012. The Board requested and received a broad range of information relating to the Renewal Funds, the Adviser and the applicable subadviser (each, a “Subadviser”). As discussed in more detail below, the information provided included, among other things, a review of Fund performance, including Fund performance assessments against peer groups and appropriate benchmarks, compiled by an independent mutual fund data provider, a comparison of Fund fees and expenses relative to a peer expense group, compiled by an independent mutual fund data provider, and an assessment with respect to the Adviser and each Subadviser of the organizational structure, investment philosophy and process, operational matters and compliance matters. With respect to the Adviser, the materials also included a review of information regarding the Adviser’s business and fee model, marketing and product initiatives, an analysis of the Adviser’s profitability with comparisons to prior years and an assessment of other services provided by the Adviser. As a result of its review of the materials and discussions, the Board presented the Adviser with questions and the Adviser responded.

The materials and information prepared and provided in connection with the annual review of the Advisory Agreements supplement the information and analysis provided to the Board during the year. In this regard, throughout the year, the Board regularly reviews the performance of, and various services provided by, the Adviser, Subadvisers and other service providers to the Trust. The Board also meets with key investment personnel managing the Fund portfolios at a special investment meeting held in February of each year, and on an as-needed basis throughout the year. At quarterly meetings, the Board reviews reports on, among other things, Fund performance, changes in investment process, policies and strategies, operational matters, and compliance and regulatory matters. The Board also reviewed information provided by counsel to the Trust describing applicable law and its duties in reviewing the Advisory Agreements. The Independent Trustees met separately from the “interested” Trustees of the Trust and any officers of Aston, the Subadvisers or their affiliates to consider the continuation of the Advisory Agreements and were assisted by independent legal counsel in their deliberations.

In considering the continuation of the Advisory Agreements, the Board, including the Independent Trustees, did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, including (a) the nature, extent, and quality of services provided by the Adviser and Subadvisers, (b) the investment performance of the Renewal Funds, (c) management fees, gross and net expenses, and contractual expense limitations of the Renewal Funds, (d) the extent of any economies of scale, (e) benefits derived by the Adviser or Subadvisers from their relationships with the Trust and (f) other factors. The principal factors considered by the Board and its conclusions are summarized below.

Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of services provided by the Adviser and Subadvisers. In light of the manager-of-managers structure employed by the Adviser, the Board recognized that the Adviser is responsible for the selection and oversight of the Subadvisers and that the Subadvisers provide day-to-day portfolio management services. In addition to performance information (as described in more detail below), the Board considered information regarding Aston’s business and fee model, product initiatives, investment committee structure, and investment processes and philosophy with respect to the selection and ongoing monitoring of the investment performance of the Subadvisers. In this regard, the Board noted the responsibilities and experience of Aston personnel, the resources made available to such personnel, the ability of Aston to attract and retain high-quality personnel and the organizational depth and stability of Aston. With respect to the Subadvisers, the Board considered information provided regarding the experience and skills of senior management and investment personnel of each Subadviser, the resources made available to such personnel, the ability of each Subadviser to attract and retain high-quality personnel, and the organizational depth and stability of each Subadviser, as well as information regarding recent changes in ownership or key personnel, if any, and the impact of such changes on the services provided. The Board also considered the Adviser’s evaluation of each Subadviser’s performance including, where applicable, performance attribution analysis.

In addition to advisory services, the Board considered the nature, quality and extent of other services provided by Aston

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including oversight of service providers, regulatory administration and Board support, fund administration and operational support, compliance services, shareholder servicing and platform management, and distribution- and marketing-related services. The Board noted that the Adviser had recently completed a comprehensive request for proposal with respect to the third-party service providers to the Trust (other than portfolio management) and recognized the favorable results achieved by the Adviser on behalf of the Trust with respect to fees, expenses and services. Given the importance of compliance, the Board also considered the Adviser’s and Trust’s compliance program, including reports from the Chief Compliance Officer received throughout the year regarding the compliance policies and procedures of the Trust, Adviser, Subadvisers and other service providers; the resources dedicated to compliance; and the record of compliance with the policies and procedures.

Performance. The Board reviewed reports that contained historical performance data for each Renewal Fund for various periods as well as information comparing such performance to the performance of other mutual funds compiled by an independent provider of mutual fund data based on Morningstar categories (the “Performance Peer Group”) and to recognized benchmarks. In this regard, the Board reviewed performance information for the one-, three-, five- and ten-year periods ended June 30, 2012 (in each case, as available with respect to each Renewal Fund) compared to the Fund’s Performance Peer Group and benchmark index or indices over the periods presented. The Adviser also provided year-to-date performance information for the period ended October 31, 2012. The Board considered the methodology for selecting the Performance Peer Group and Expense Group (defined below) and recognized that the selection of a new third-party provider to provide the performance and expense assessments could have impacted the results relative to prior years. While the Board is cognizant of each Fund’s performance relative to the Performance Peer Group and the benchmark indices, the Board evaluated performance in light of the respective Fund’s investment objective and policies and the investment strategy of the applicable Subadviser. With respect to Funds that the Board considers to have underperformed the Performance Peer Group and/or benchmark from time to time, the Board considered the Adviser’s assessment of whether performance was consistent with the Subadviser’s strategy and was satisfactory over time, and, if applicable, steps taken by the Adviser to monitor or address such circumstances.

With respect to ASTON/Anchor Capital Enhanced Equity Fund and ASTON Small Cap Growth Fund, the Board considered that each Fund had recently undergone a change of Subadviser and that the performance information reflected the performance of a previous Subadviser for some or all periods presented. However, the Board noted that each Fund’s portfolio management team had remained the same and had joined a new management firm that now serves as Subadviser to the Fund.

With respect to ASTON Dynamic Allocation Fund, ASTON/Veredus Select Growth Fund and ASTON/Veredus Small Cap Growth Fund, the Board considered that each Fund had underperformed the Performance Peer Group and/or benchmark indices over both short-term and long-term periods. For these Funds, the Board requested and considered additional information provided by, and discussions held with, the Adviser regarding the factors that contributed to such underperformance and factors affecting the investment process, including ownership changes, stability of personnel and investment process changes. The Board considered that the Adviser had recommended, and the Board had approved, the liquidation and termination of the ASTON Dynamic Allocation Fund and the ASTON/Veredus Select Growth Fund and that such liquidations and terminations were expected to occur in the first quarter of 2013. With respect to the ASTON/Veredus Small Cap Growth Fund, the Board considered that the Adviser had recommended, and the Board had approved, a proposal to appoint a new Subadviser for the Fund on or about January 31, 2013 and a proposal to reorganize the Fund into another series of the Trust with a similar investment objective and similar investment policies.

On the basis of this evaluation and its ongoing review of operations, the Board concluded that the nature, quality and extent of services provided by the Adviser and Subadvisers had been satisfactory except as described above. With respect to the ASTON Dynamic Allocation Fund, ASTON/Veredus Select Growth Fund and ASTON/Veredus Small Cap Growth Fund, the Board took into account the proposals to liquidate and reorganize the Funds discussed above.

Fees and Expenses. The Board evaluated the management fees and expenses of each Renewal Fund reviewing, among other things, each Fund’s gross management fees, net management fees and total expense ratio, both on an absolute basis and as compared to fee and expense information of a relevant peer group compiled by an independent mutual fund data provider based on Morningstar categories (the “Expense Group”). As a part of this analysis, the Board also considered advisory fees waived or expenses reimbursed by Aston pursuant to contractual expense limitation or reimbursement agreements and the applicable Subadviser’s obligation to contribute to such waiver or reimbursement as set forth in the Subadvisory Agreements. Except as discussed below, the Board noted that the gross management fees, net management fees and total operating expenses of the Renewal Funds were within a reasonable range of Expense Group averages. With respect to ASTON Small Cap Growth Fund, ASTON/TAMRO Small Cap Fund, ASTON/River Road Independent Value Fund and ASTON/River Road Long-Short Fund, the Board considered that while gross management fees were higher than Expense Group averages, net total expenses were within a reasonable range of Expense Group averages taking into account the impact of contractual fee waivers and reimbursements. With respect to ASTON/River Road Select Value Fund, the Board considered that net total expenses of the Fund were within a reasonable range of the Expense Group averages. Although the gross management fees and net management fees are above Expense Group averages, the Board considered the quality of management and capacity constraints of this product. With respect to ASTON/River Road Small Cap Value Fund, the net management fees were higher than Expense Group averages, but the Board considered that gross manage-

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ment fees and net total expenses were within a reasonable range of Expense Group averages and that the product is capacity constrained. With respect to ASTON/Montag & Caldwell Mid Cap Growth Fund, the Board considered that while gross management fees were above Expense Group averages, the net total expenses for the Fund were within the range of the Expense Group averages. With respect to ASTON/Lake Partners LASSO Alternatives Fund, the Board considered that higher total operating expenses of the Fund were attributable primarily to the inclusion of acquired fund fees and expenses in the expense ratio which do not reflect operating expenses.

The Board considered the fee structure under the Subadvisory Agreements, noting that the subadvisory fee rate generally is fifty per percent (50%) of management fees less certain third-party payments, fee waivers and expense reimbursement incurred by the Adviser. The Board considered that the subadvisory fee rates were negotiated at arm’s length between Aston and each Subadviser, each an unaffiliated third party, and that Aston would compensate each Subadviser from its own fees. With respect to ASTON/River Road Independent Value Fund, ASTON/River Road Small Cap Value Fund and ASTON/TAMRO Small Cap Fund, the Board considered the capacity constraints and resulting limits on asset growth with respect to these strategies.

The Board considered that each of the ASTON Dynamic Allocation Fund and the ASTON/Lake Partners LASSO Alternatives Fund invests primarily in other investment companies (each, a “Fund-of-Funds”). The Board noted that each Fund-of-Funds historically has invested in underlying funds outside of the Aston Funds complex and that, with respect to the ASTON Dynamic Allocation Fund, Aston Funds does not offer exchange-traded funds. Accordingly, the Board determined, with respect to each Fund-of-Funds, that the management fees charged are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of the underlying funds in which the Fund-of-Funds may invest.

The Board also considered the advisory fees charged by Aston and the Subadvisers to separate account clients and, in the case of certain Subadvisers, other mutual funds. The Board considered that the fee rates charged to the Renewal Funds and separately managed account clients vary because of the different services involved and the additional regulatory and compliance requirements, among other things, associated with registered investment companies such as the Renewal Funds. Accordingly, the Board considered the differences in product types, including differences in the services provided, the structure and operations, product distribution and costs thereof, investor profiles, account sizes and regulatory requirements. The Board noted that the range of services provided to the Renewal Funds (as discussed above) is much more extensive than those provided to separate accounts.

On the basis of the information provided, the Board concluded that advisory and Subadvisory fees were reasonable and appropriate in light of the nature, quality and extent of services provided.

Costs and Profitability. The Board considered certain financial information and statistics related to the costs of providing advisory services and the profitability of Aston’s Advisory Agreements in light of Aston’s business model, as well as fee waivers or expenses to be reimbursed, where applicable, including comparative information for the prior two years. The Board noted that for certain Renewal Funds, Aston and the Subadviser will each bear 50% of any fee waivers or expense reimbursements and for other Renewal Funds, the Subadviser is not responsible for contributing to expense reimbursements. The Board considered that the information was provided by Aston and was subject to a number of estimates and allocation decisions. Because the Board recognized the inherently subjective nature of profitability analysis, this information was utilized as an approximate rather than a definitive measure of profitability. The Board considered that Aston must be able to compensate its employees at competitive rates in order to attract and retain high-quality personnel to provide high-quality services to the Funds.

Based on the information provided, the Board concluded that the profits realized by Aston in connection with the management of the Funds were not unreasonable. The Board determined that profitability information with respect to the Subadvisers was not material to its considerations in light of the fee model used by Aston and the unaffiliated status of all Subadvisers.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Renewal Funds and whether the Renewal Funds benefit from any economies of scale. The Board considered the size of the Renewal Funds, any breakpoints in fees, and the nature of the asset class and any capacity limits. The Board noted that the Investment Advisory Agreement with Aston with respect to ASTON/Fairpointe Mid Cap Fund and ASTON/Montag & Caldwell Growth Fund contains breakpoints based on average daily net assets. With respect to the ASTON/Montag & Caldwell Growth Fund, the Board considered the Adviser’s proposal to add additional breakpoints to the fee schedule. The Board concluded that the management fee schedules for the ASTON/Fairpointe Mid Cap Fund and the ASTON/Montag & Caldwell Growth Fund, including the proposed additional breakpoints, reflect an appropriate level of sharing of economies of scale. The Board determined that economies of scale were limited for the other Renewal Funds at this time due to their asset size and/or capacity constraints with respect to the investment strategy of the applicable Subadviser.

Other Benefits to the Adviser and Subadvisers. The Board considered the character and amount of other incidental benefits received by Aston as a result of its relationship with the Funds. The Board considered the nature and amount of fees to be paid by the Funds for administration services provided by Aston and payments under the Rule 12b-1 distribution plans. The Board also took into account other businesses that the Adviser has, or may develop, with Subadvisers to the Funds with respect to separately managed accounts of certain Subadvisers, including the compensation received by Aston for client solicitation or support services provided in connection with such products. The Board noted that Aston does not manage any of the Funds directly and therefore will not benefit from the use of “soft” commission dollars to pay for research and brokerage services.

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The Board concluded that any incidental benefits to be received by Aston from its relationship with the Funds are expected to be reasonable and that the management fees were reasonable, taking into account any other benefits to be received by the Adviser.

The Board also considered the character and amount of other incidental benefits received by the Subadvisers and their affiliates as a result of their association with the Funds. The Board considered information provided regarding potential benefits to certain Subadvisers from the use of “soft dollars” to pay for research services generated by parties other than the executing broker-dealer. The Board also noted other business relationships with Aston and certain Subadvisers with respect to separately managed accounts. The Board concluded that the subadvisory fees were reasonable, taking into account any other benefits to be received by the Subadvisers from their relationship with the Funds.

Conclusion. Based upon its evaluation of all material factors and assisted by the advice of independent legal counsel, the Board, including all of the Independent Trustees, concluded that the terms of the Advisory Agreements including the advisory fees (and the additional breakpoints with respect to the ASTON/Montag & Caldwell Growth Fund) were fair and reasonable, and that the continuation of the Advisory Agreements with respect to each Renewal Fund for an additional one-year period should be approved.

EXHIBIT A-1

Schedule of Advisory Agreements and Renewal Funds

EXCEPT AS OTHERWISE NOTED, THE INVESTMENT ADVISORY AGREEMENT AND SUB-INVESTMENT ADVISORY AGREEMENT FOR EACH FUND IS SUBJECT TO CONTINUATION.

ASTON/Anchor Capital Enhanced Equity Fund*
ASTON/Barings International Fund	Baring International Investment Limited
ASTON/Cornerstone Large Cap Value Fund	Cornerstone Investment Partners, LLC
ASTON/DoubleLine Core Plus Fixed Income Fund	DoubleLine Capital LP
ASTON/Fairpointe Mid Cap Fund	Fairpointe Capital LLC
ASTON/Harrison Street Real Estate Fund	Harrison Street Securities, LLC
ASTON/Herndon Large Cap Value Fund	Herndon Capital Management, LLC
ASTON/Lake Partners LASSO Alternatives Fund	Lake Partners, Inc.
ASTON/Montag & Caldwell Balanced Fund, ASTON/Montag & Caldwell Growth Fund, and ASTON/Montag & Caldwell Mid Cap Growth Fund	Montag & Caldwell, LLC
ASTON/River Road Dividend All Cap Value Fund, ASTON/River Road Independent Value Fund, ASTON/River Road Long-Short Fund, ASTON/River Road Select Value Fund, and ASTON/River Road Small Cap Value Fund	River Road Asset Management, LLC
ASTON/LMCG Small Cap Growth Fund*
ASTON/TAMRO Diversified Equity Fund and ASTON/TAMRO Small Cap Fund	TAMRO Capital Partners, LLC
ASTON/TCH Fixed Income Fund	Taplin, Canida & Habacht, LLC

*	Sub-Investment Advisory Agreement was not subject to renewal.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN CONNECTION WITH THE APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT FOR ASTON/LMCG EMERGING MARKETS FUND

At an in-person meeting on March 21, 2013, the Board of Trustees (the “Board”) of Aston Funds (the “Trust”), including the trustees who are not “interested persons” as defined in Section 2(a)(9) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), determined that the terms of the Investment Advisory Agreement between the Trust and Aston Asset Management, LP (“Aston”) with respect to the ASTON/LMCG Emerging Markets Fund (the “New Fund”) are fair and reasonable and approved the Investment Advisory Agreement for the New Fund as being in the best interests of the New Fund. In making such determinations, the Board, including the Independent Trustees, considered materials received and discussions held with respect to the approval of the Investment Advisory Agreement at the March meeting and prior meetings. The Independent Trustees met separately from the “interested” Trustees of the Trust and any officers of Aston or its affiliates to consider approval of the Investment Advisory Agreement with respect to the New Fund and were assisted by independent legal counsel in their deliberations.

In evaluating the Investment Advisory Agreement on behalf of the New Fund, the Board reviewed information regarding: (1) the nature, quality and extent of the services to be provided to the New Fund; (2) the advisory fees to be charged and estimated total expense ratio of the New Fund compared to a peer group of funds; (3) fee waivers or expenses to be reimbursed by Aston and/or the New Fund’s subadviser; and (4) potential benefits to be received by Aston or its affiliates from Aston’s relationship with the New Fund. In considering the Investment Advisory Agreement on behalf of the New Fund, the Board, including the Independent Trustees, did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The following summary does not detail all the matters considered.

Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of services to be provided by Aston, including advisory services and administrative services. The Board considered that Aston is a manager-of-managers, and that in its role as adviser to the New Fund it intends to delegate the day-to-day investment responsibility for managing the New Fund to a subadviser. Accordingly, the Board considered Aston’s capabilities and processes with respect to the selection and monitoring of subadvisers on an ongoing basis, as well as information regarding the composition, experience and role of its Investment Committee. In this regard, the Board noted the responsibilities and experience of Aston personnel, the resources made available to such personnel, the ability of Aston to attract and retain high quality personnel and the organizational depth and stability of Aston.

In addition to advisory services, the Board considered the quality of other services provided by Aston including oversight of

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service providers, regulatory administration and Board support, fund administration and operational support, compliance services, shareholder servicing and platform management, and distribution- and marketing-related services. The Board also considered the nature and quality of services provided by Aston with respect to other series of the Trust. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by Aston are expected to be satisfactory.

Fees and Expenses. The Board considered the New Fund’s proposed management fee rate and total net expense ratio after contractual expense reimbursements and fee waivers. As a part of this analysis, the Board compared the proposed advisory fees and total net expenses to those of a relevant peer group for the New Fund. The Board concluded that the proposed advisory fees were reasonable and appropriate in light of the nature, quality and extent of services to be provided by Aston.

Costs and Profitability. With respect to the costs of services to be provided and profits expected to be realized by Aston, the Board considered the resources involved in managing the New Fund in light of Aston’s business model as well as fee waivers or expenses to be reimbursed under an Expense Reimbursement Agreement with Aston. The Board noted that, with respect to the New Fund, Aston and the subadviser each will bear a portion of any fee waivers or expense reimbursements. Because the New Fund has not yet commenced operations, profitability information was not available. However, based upon projected asset size and the impact of fee waivers or expenses to be reimbursed by Aston, the Board concluded that profitability was not expected to be unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the New Fund grows. The Board considered the potential asset size of the New Fund, as well as the terms of the Expense Reimbursement Agreement, and concluded that at this time the potential for economies of scale are limited.

Other Benefits to the Investment Adviser. The Board considered the nature and amount of fees to be paid by the New Fund for services to be provided by Aston for administration services. The Board noted that Aston currently does not intend to manage any of the Aston Funds directly, and therefore, will not benefit from the use of “soft” commission dollars to pay for research and brokerage services. The Board concluded that any other benefits to be received by the Adviser from its relationship with the New Fund were not expected to be unreasonable.

Conclusion. Based upon its evaluation of all material factors and assisted by the advice of independent legal counsel, the Board, including all of the Independent Trustees, concluded that the terms of the Investment Advisory Agreement for the New Fund, including the proposed advisory fee, were fair and reasonable, and that the Investment Advisory Agreement on behalf of the New Fund should be approved.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN CONNECTION WITH THE APPROVAL OF THE SUB-INVESTMENT ADVISORY AGREEMENT FOR ASTON/LMCG EMERGING MARKETS FUND

The Board of Trustees (the “Board”) of Aston Funds (the “Trust”), including the trustees who are not “interested persons” as defined in Section 2(a)(9) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the approval of a Sub-Investment Advisory Agreement (the “Sub-Investment Advisory Agreement”) between Aston Asset Management, LP (“Aston”) and Lee Munder Capital Group, LLC (“LMCG”) with respect to the ASTON/LMCG Emerging Markets Fund (the “New Fund”), at an in-person meeting on March 21, 2013. The Board considered information provided and discussions held at the March meeting and at prior meetings.

The Independent Trustees met separately from the “interested” Trustees of the Trust and any officers of Aston, LMCG or their affiliates to consider approval of the Sub-Investment Advisory Agreement and were assisted by independent legal counsel in their deliberations. Among the matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Investment Advisory Agreement were the following:

Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of services expected to be provided under the Sub-Investment Advisory Agreement. The Board considered the reputation, qualifications and background of LMCG and its operational and compliance infrastructures. The Board also considered information provided regarding LMCG’s investment approach, the experience and skills of senior management and investment personnel of LMCG, the resources made available to such personnel, the ability of LMCG to attract and retain high-quality personnel, and the organizational depth of LMCG. The Board also considered the nature and quality of services provided by LMCG with respect to other series of the Trust. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by LMCG are expected to be satisfactory.

Fees, Profitability and Economies of Scale. The Board considered the subadvisory fee rate under the Sub-Investment Advisory Agreement as well as the overall management fee structure of the New Fund, noting that the subadvisory fee rate is fifty percent (50%) of the management fee less certain third-party payments, fee waivers and expense reimbursements incurred by Aston. The Board considered that the subadvisory fee rate was negotiated at arm’s length between Aston and LMCG, an unaffiliated third party, and that Aston would compensate LMCG from the fees it receives from the Fund. As part of its review of the investment advisory agreement with Aston, the Board considered whether there will be economies of scale with respect to the overall fee structure of the New Fund and whether the New Fund will benefit from any economies of scale.

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The Board determined that profitability information with respect to LMCG was not material to its considerations in light of the fee model used by Aston and the unaffiliated status of LMCG. The Board concluded that the proposed subadvisory fee rate was reasonable in light of the nature, quality and extent of services to be provided and economies of scale were limited at this time.

Other Benefits to the Subadviser. The Board also considered the character and amount of other incidental benefits expected to be received by LMCG and its affiliates. The Board considered potential benefits to LMCG from the use of “soft dollars” to pay for research services generated by parties other than the executing broker-dealer. The Board concluded that the subadvisory fees were reasonable taking into account any other benefits expected to be received by LMCG from its relationship with the New Fund.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-Investment Advisory Agreement are fair and reasonable, and that the approval of the Sub-Investment Advisory Agreement is in the best interests of the New Fund. No single factor was determinative in the Board’s analysis.

Disclosure of Fund Expenses: We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average daily net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates each Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the past six-month period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the prospectus. If these costs were applied to your account, your costs would be higher.

	Beginning Account Value 11/01/12	Ending Account Value 04/30/13	Expense Ratio(1)	Expenses Paid During Period(2)
M&C Growth Fund
Actual Fund Return
Class N	$1,000	$1,143.60	1.04%	$5.53
Class I	1,000	1,145.20	0.79%	4.20
Class R	1,000	1,142.20	1.29%	6.85
Hypothetical 5% Return
Class N	$1,000	$1,019.64	1.04%	$5.21
Class I	1,000	1,020.88	0.79%	3.96
Class R	1,000	1,018.40	1.29%	6.46
TAMRO Diversified Equity Fund
Actual Fund Return
Class N	$1,000	$1,121.90	1.20%	$6.31
Class I	1,000	1,123.80	0.95%	5.00
Hypothetical 5% Return
Class N	$1,000	$1,018.84	1.20%	$6.01
Class I	1,000	1,020.08	0.95%	4.76
Herndon Large Cap Value Fund
Actual Fund Return
Class N	$1,000	$1,126.60	1.30%	$6.85
Class I	1,000	1,128.30	1.05%	5.54
Hypothetical 5% Return
Class N	$1,000	$1,018.35	1.30%	$6.51
Class I	1,000	1,019.59	1.05%	5.26
Cornerstone Large Cap Value Fund
Actual Fund Return
Class N	$1,000	$1,140.10	1.30%	$6.90
Class I	1,000	1,140.90	1.05%	5.57
Hypothetical 5% Return
Class N	$1,000	$1,018.35	1.30%	$6.51
Class I	1,000	1,019.59	1.05%	5.26
River Road Dividend All Cap Value Fund
Actual Fund Return
Class N	$1,000	$1,168.00	1.09%	$5.86
Class I	1,000	1,170.20	0.84%	4.52
Hypothetical 5% Return
Class N	$1,000	$1,019.39	1.09%	$5.46
Class I	1,000	1,020.63	0.84%	4.21
River Road Dividend All Cap Value Fund II
Actual Fund Return
Class N	$1,000	$1,159.20	1.30%	$4.88
Class I	1,000	1,160.60	1.05%	3.95
Hypothetical 5% Return
Class N	$1,000	$1,018.35	1.30%	$6.51
Class I	1,000	1,019.59	1.05%	5.26

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	Beginning Account Value 11/01/12	Ending Account Value 04/30/13	Expense Ratio(1)	Expenses Paid During Period(2)
Fairpointe Mid Cap Fund
Actual Fund Return
Class N	$1,000	$1,207.90	1.10%	$6.02
Class I	1,000	1,209.60	0.85%	4.66
Hypothetical 5% Return
Class N	$1,000	$1,019.34	1.10%	$5.51
Class I	1,000	1,020.58	0.85%	4.26
M&C Mid Cap Growth Fund
Actual Fund Return
Class N	$1,000	$1,103.70	1.25%	$6.52
Hypothetical 5% Return
Class N	$1,000	$1,018.60	1.25%	$6.26
LMCG Small Cap Growth Fund
Actual Fund Return
Class N	$1,000	$1,181.90	1.35%	$7.30
Class I	1,000	1,184.00	1.10%	5.96
Hypothetical 5% Return
Class N	$1,000	$1,018.10	1.35%	$6.76
Class I	1,000	1,019.34	1.10%	5.51
Silvercrest Small Cap Fund
Actual Fund Return
Class N	$1,000	$1,153.00	1.40%	$7.47
Class I	1,000	1,154.40	1.15%	6.14
Hypothetical 5% Return
Class N	$1,000	$1,017.85	1.40%	$7.00
Class I	1,000	1,019.09	1.15%	5.76
TAMRO Small Cap Fund
Actual Fund Return
Class N	$1,000	$1,143.40	1.30%	$6.91
Class I	1,000	1,145.30	1.05%	5.59
Hypothetical 5% Return
Class N	$1,000	$1,018.35	1.30%	$6.51
Class I	1,000	1,019.59	1.05%	5.26
River Road Select Value Fund
Actual Fund Return
Class N	$1,000	$1,178.80	1.45%	$7.83
Class I	1,000	1,180.20	1.20%	6.49
Hypothetical 5% Return
Class N	$1,000	$1,017.60	1.45%	$7.25
Class I	1,000	1,018.84	1.20%	6.01
River Road Small Cap Value Fund
Actual Fund Return
Class N	$1,000	$1,171.20	1.34%	$7.21
Class I	1,000	1,172.90	1.09%	5.87
Hypothetical 5% Return
Class N	$1,000	$1,018.15	1.34%	$6.71
Class I	1,000	1,019.39	1.09%	5.46
River Road Independent Value Fund(3)
Actual Fund Return
Class N	$1,000	$1,021.00	1.42%	$7.12
Class I	1,000	1,021.80	1.17%	5.87
Hypothetical 5% Return
Class N	$1,000	$1,017.75	1.42%	$7.10
Class I	1,000	1,018.99	1.17%	5.86
DoubleLine Core Plus Fixed Income Fund
Actual Fund Return
Class N	$1,000	$1,021.20	0.94%	$4.71
Class I	1,000	1,022.40	0.69%	3.46
Hypothetical 5% Return
Class N	$1,000	$1,020.13	0.94%	$4.71
Class I	1,000	1,021.37	0.69%	3.46

	Beginning Account Value 11/01/12	Ending Account Value 04/30/13	Expense Ratio(1)	Expenses Paid During Period(2)
TCH Fixed Income Fund
Actual Fund Return
Class N	$1,000	$1,025.00	0.84%	$4.22
Class I	1,000	1,025.80	0.69%	3.47
Hypothetical 5% Return
Class N	$1,000	$1,020.63	0.84%	$4.21
Class I	1,000	1,021.37	0.69%	3.46
Lake Partners LASSO Alternatives Fund(3)
Actual Fund Return
Class N	$1,000	$1,070.90	1.45%	$7.45
Class I	1,000	1,072.60	1.20%	6.17
Hypothetical 5% Return
Class N	$1,000	$1,017.60	1.45%	$7.25
Class I	1,000	1,018.84	1.20%	6.01
Anchor Capital Enhanced Equity Fund(3)
Actual Fund Return
Class N	$1,000	$1,071.80	1.22%	$6.27
Class I	1,000	1,073.20	0.97%	4.99
Hypothetical 5% Return
Class N	$1,000	$1,018.74	1.22%	$6.11
Class I	1,000	1,019.98	0.97%	4.86
River Road Long-Short Fund(4)(5)
Actual Fund Return
Class N	$1,000	$1,097.80	1.70%	$8.84
Class I	1,000	1,019.20	1.45%	2.33
Hypothetical 5% Return
Class N	$1,000	$1,016.36	1.70%	$8.50
Class I	1,000	1,017.60	1.45%	2.32
Barings International Fund
Actual Fund Return
Class N	$1,000	$1,082.70	1.40%	$7.23
Class I	1,000	1,082.10	1.15%	5.94
Hypothetical 5% Return
Class N	$1,000	$1,017.85	1.40%	$7.00
Class I	1,000	1,019.09	1.15%	5.76
LMCG Emerging Markets Fund(6)
Actual Fund Return
Class N	$1,000	$998.00	1.65%	$1.54
Class I	1,000	998.00	1.40%	1.30
Hypothetical 5% Return
Class N	$1,000	$1,016.61	1.65%	$8.25
Class I	1,000	1,017.85	1.40%	7.00
Harrison Street Real Estate Fund
Actual Fund Return
Class N	$1,000	$1,178.20	1.37%	$7.40
Class I	1,000	1,179.60	1.12%	6.05
Hypothetical 5% Return
Class N	$1,000	$1,018.00	1.37%	$6.85
Class I	1,000	1,019.24	1.12%	5.61
M&C Balanced Fund
Actual Fund Return
Class N	$1,000	$1,087.10	1.20%	$6.21
Class I	1,000	1,087.70	1.10%	5.69
Hypothetical 5% Return
Class N	$1,000	$1,018.84	1.20%	$6.01
Class I	1,000	1,019.34	1.10%	5.51

(1)	Annualized, based on the Fund’s most recent fiscal half-year expenses.

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) or partial year, if applicable, for the actual return and multiplied by the most recent fiscal half-year for the hypothetical 5% return, then divided by 365. Expense ratios do not include interest expense, if applicable.

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Additional Information (unaudited) – continued

(3)	Earnings Credit did not affect the six months expense ratio for the six months ended April 30, 2013.

(4)	Excludes interest expense and dividends on short positions. If included, your annualized expense ratios are 2.56% and 2.23% for Class N and Class I, respectively and your actual and hypothetical expenses paid during the period are $13.32 and $11.16 and $12.77 and $11.13 for Class N and Class I, respectively.

(5)	River Road Long-Short Fund began issuing Class I shares on March 1, 2013.

(6)	LMCG Emerging Markets Fund began issuing shares on March 27, 2013.

151

Aston Funds

ADVISER

Aston Asset Management, LP

120 N. LaSalle Street, 25th Floor

Chicago, IL 60602

SUBADVISERS

Anchor Capital Advisors LLC

One Post Office Square, Suite 3850

Boston, MA 02109

Baring International Investment Limited

155 Bishopsgate

London, EC2M 3XY UK

Cornerstone Investment Partners, LLC

Phipps Tower

3438 Peachtree Road NE, Suite 900

Atlanta, GA 30326

DoubleLine Capital LP

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

Fairpointe Capital LLC

One North Franklin, Suite 3300

Chicago, IL 60606

Harrison Street Securities, LLC

71 South Wacker Drive, Suite 3575

Chicago, IL 60606

Herndon Capital Management, LLC

191 Peachtree Street, NE, Suite 2500

Atlanta, GA 30303

Lake Partners, Inc.

4 High Ridge Park, Suite 300

Stamford, CT 06905

Lee Munder Capital Group, LLC

200 Clarendon Street, 28th Floor

Boston, MA 02116

SUBADVISERS - continued

Montag & Caldwell, LLC

3455 Peachtree Road NE, Suite 1200

Atlanta, GA 30326

River Road Asset Management, LLC

Meidinger Tower, Suite 1600

462 South Fourth Street

Louisville, KY 40202

Silvercrest Asset Management Group LLC

1330 Avenue of the Americas, 38th Floor

New York, NY 10019

TAMRO Capital Partners LLC

1701 Duke St., Suite 250

Alexandria, VA 22314

Taplin, Canida & Habacht LLC

1001 Brickell Bay Drive, Suite 2100

Miami, FL 33131

SHAREHOLDER SERVICES

Aston Funds

P.O. Box 9765

Providence, RI 02940

DISTRIBUTOR

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

OFFICERS

Stuart D. Bilton, Chief Executive Officer

Kenneth C. Anderson, President

Gerald F. Dillenburg, Senior Vice President and Secretary, Chief Operating Officer and Chief Compliance Officer

Christine C. Carsman, Chief Legal Officer

Laura M. Curylo, Treasurer and Chief Financial Officer

Juli A. Braun, Assistant Treasurer

Michael A. Cozzi, Assistant Treasurer

James A. Dimmick, Assistant Secretary

Marc J. Peirce, Assistant Secretary

Diana R. Podgorny, Assistant Secretary

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

LEGAL COUNSEL

Vedder Price P.C.

222 N. LaSalle Street

Chicago, IL 60601

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

155 N. Wacker Drive

Chicago, IL 60606

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT FUND TRUSTEES AND IS AVAILABLE UPON REQUEST WITHOUT CHARGE BY CALLING 800-992-8151.

152

Guide to Shareholder Benefits

We’re delighted to offer all Aston Funds shareholders a variety of services and convenient options. To receive more information about any of these benefits, simply call an Investor Services Associate Monday through Friday, 9 a.m. – 7 p.m. Eastern Time.

THE EASY WAY TO ADD TO YOUR ACCOUNT: START AN AUTOMATIC INVESTMENT PLAN

For Class N shareholders, systematic investing is an easy, effortless way to help reach any investment goal. Just choose a fixed amount, and we’ll automatically deduct it from your checking or savings account on a regular schedule and invest it in your Aston Funds account. Periodic investment plans involve continuous investments in securities regardless of price. You should consider your financial ability to continue to purchase shares through periods of both high and low price levels. This plan does not assure a profit and does not protect against loss in declining markets.

COMPOUND YOUR EARNINGS WITH AUTOMATIC DIVIDEND REINVESTMENT

By automatically reinvesting dividends into your Fund account, profits have the opportunity to mount. Monthly and quarterly dividends and annual capital gain distributions are reinvested at no charge.

ACCESS INFORMATION AND MAKE TRANSACTIONS ONLINE AT OUR WEBSITE

You can open a new account, access account balances, view statements, obtain fund information, and make transactions online 24 hours a day, 7 days a week.

www.astonfunds.com

Our Automated Shareholder Services Line Is at Your Service 24 Hours a Day
800-992-8151

Investor Services

Associates are available to assist you Monday – Friday 9 a.m. to 7 p.m., Eastern Time. Or, call any time, day or night, for automated account information to make exchanges or check fund performance.

ATSEM 13

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)         Aston Funds

By (Signature and Title)*             /s/ Stuart D. Bilton

                                                       Stuart D. Bilton, Chief Executive Officer

                                                       (principal executive officer)

Date         7/1/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*             /s/ Stuart D. Bilton

                                                       Stuart D. Bilton, Chief Executive Officer

                                                       (principal executive officer)

Date         7/1/13

By (Signature and Title)*             /s/ Laura M. Curylo

                                                       Laura M. Curylo, Treasurer and Chief Financial Officer

                                                       (principal financial officer)

Date         7/1/13

*	Print the name and title of each signing officer under his or her signature.